As filed with the Securities and Exchange Commission on January 6, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.
(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman

Emerging Markets Debt Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NERIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.78%

How did the Fund perform last year?

Performance was positive for the period, largely driven by allocations in hard currency positions. A stronger U.S. dollar limited gains from local currency allocations, as inflation and monetary policy continued to be significant market concerns. Progress in restructuring defaulted hard currency sovereigns benefited the Fund, particularly with its emphasis on high-yield issuers.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country allocations to high-yield credits - Argentina and Ecuador, and countries which progressed debt restructuring programs, including Sri Lanka, Ghana, and Zambia

  Local currency positioning in South Africa, Malaysia and Indonesia

  Corporate sectors including telecom, media, and technology (TMT), financials, consumer, and oil & gas

  Allocation to local currency relative to hard currency as hard currency markets outperformed over the period

  Bottom up positioning in local currency rates  allocations to Brazil, while foreign exchange (FX) positioning was also a negative contributor in absolute terms over the period

  Futures contracts

  Forward FX contracts

  Swaps

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,165,400	JPM EM Blend HC/LC 50-50 Index $1,184,500	50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI $1,181,200
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$893,600	$912,600	$912,400
10/31/16	$1,002,400	$1,011,600	$1,012,600
10/31/17	$1,070,200	$1,070,000	$1,070,900
10/31/18	$1,004,400	$1,018,900	$1,019,200
10/31/19	$1,137,600	$1,166,600	$1,168,500
10/31/20	$1,130,500	$1,159,600	$1,162,400
10/31/21	$1,169,900	$1,192,900	$1,194,100
10/31/22	$918,600	$946,200	$944,700
10/31/23	$1,023,000	$1,051,700	$1,049,100
10/31/24	$1,165,400	$1,184,500	$1,181,200

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	13.92%	0.48%	1.54%
JPM EM Blend HC/LC 50-50 Index	12.62%	0.30%	1.71%
50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI	12.59%	0.22%	1.68%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.05%/0.79% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index.

Key Fund Statistics

Net Assets	$147,995,938
Number of Portfolio Holdings	802
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$494,940

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.6%
Indonesia Government	5.1%
Republic of South Africa	5.1%
Malaysia Government	3.8%
China Government	3.4%
Republic of Poland Government	3.1%
India Government	3.1%
Colombian TES	3.1%
Czech Republic Government	2.3%
Mexico Government	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	63.0%
Corporate Bonds	28.2%
Purchased Option Contracts	0.0%
Short-Term Investments	6.5%
Other Assets Less Liabilities	2.3%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United States	7.3%
Indonesia	6.1%
Colombia	5.6%
South Africa	5.6%
Mexico	5.3%
Brazil	5.1%
China	4.6%
India	4.5%
Malaysia	4.1%
Poland	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0239 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Institutional Class: NERIX

Neuberger Berman

Emerging Markets Debt Fund

Annual Shareholder Report

October 31, 2024

Class A: NERAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.15%

How did the Fund perform last year?

Performance was positive for the period, largely driven by allocations in hard currency positions. A stronger U.S. dollar limited gains from local currency allocations, as inflation and monetary policy continued to be significant market concerns. Progress in restructuring defaulted hard currency sovereigns benefited the Fund, particularly with its emphasis on high-yield issuers.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country allocations to high-yield credits - Argentina and Ecuador, and countries which progressed debt restructuring programs, including Sri Lanka, Ghana, and Zambia

  Local currency positioning in South Africa, Malaysia and Indonesia

  Corporate sectors including telecom, media, and technology (TMT), financials, consumer, and oil & gas

  Allocation to local currency relative to hard currency as hard currency markets outperformed over the period

  Bottom up positioning in local currency rates  allocations to Brazil, while foreign exchange (FX) positioning was also a negative contributor in absolute terms over the period

  Futures contracts

  Forward FX contracts

  Swaps

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $10,728	JPM EM Blend HC/LC 50-50 Index $11,845	50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI $11,812
10/31/14	$9,575	$10,000	$10,000
10/31/15	$8,527	$9,126	$9,124
10/31/16	$9,529	$10,116	$10,126
10/31/17	$10,126	$10,700	$10,709
10/31/18	$9,467	$10,189	$10,192
10/31/19	$10,684	$11,666	$11,685
10/31/20	$10,576	$11,596	$11,624
10/31/21	$10,904	$11,929	$11,941
10/31/22	$8,525	$9,462	$9,447
10/31/23	$9,474	$10,517	$10,491
10/31/24	$10,728	$11,845	$11,812

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	13.24%	0.08%	1.14%
Class A (including sales charge)	8.50%	(0.78)%	0.71%
JPM EM Blend HC/LC 50-50 Index	12.62%	0.30%	1.71%
50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI	12.59%	0.22%	1.68%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.61%/1.16% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index.

Key Fund Statistics

Net Assets	$147,995,938
Number of Portfolio Holdings	802
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$494,940

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.6%
Indonesia Government	5.1%
Republic of South Africa	5.1%
Malaysia Government	3.8%
China Government	3.4%
Republic of Poland Government	3.1%
India Government	3.1%
Colombian TES	3.1%
Czech Republic Government	2.3%
Mexico Government	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	63.0%
Corporate Bonds	28.2%
Purchased Option Contracts	0.0%
Short-Term Investments	6.5%
Other Assets Less Liabilities	2.3%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United States	7.3%
Indonesia	6.1%
Colombia	5.6%
South Africa	5.6%
Mexico	5.3%
Brazil	5.1%
China	4.6%
India	4.5%
Malaysia	4.1%
Poland	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0237 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class A: NERAX

Neuberger Berman

Emerging Markets Debt Fund

Annual Shareholder Report

October 31, 2024

Class C: NERCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.90%

How did the Fund perform last year?

Performance was positive for the period, largely driven by allocations in hard currency positions. A stronger U.S. dollar limited gains from local currency allocations, as inflation and monetary policy continued to be significant market concerns. Progress in restructuring defaulted hard currency sovereigns benefited the Fund, particularly with its emphasis on high-yield issuers.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country allocations to high-yield credits - Argentina and Ecuador, and countries which progressed debt restructuring programs, including Sri Lanka, Ghana, and Zambia

  Local currency positioning in South Africa, Malaysia and Indonesia

  Corporate sectors including telecom, media, and technology (TMT), financials, consumer, and oil & gas

  Allocation to local currency relative to hard currency as hard currency markets outperformed over the period

  Bottom up positioning in local currency rates  allocations to Brazil, while foreign exchange (FX) positioning was also a negative contributor in absolute terms over the period

  Futures contracts

  Forward FX contracts

  Swaps

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $10,406	JPM EM Blend HC/LC 50-50 Index $11,845	50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI $11,812
10/31/14	$10,000	$10,000	$10,000
10/31/15	$8,836	$9,126	$9,124
10/31/16	$9,802	$10,116	$10,126
10/31/17	$10,338	$10,700	$10,709
10/31/18	$9,593	$10,189	$10,192
10/31/19	$10,746	$11,666	$11,685
10/31/20	$10,571	$11,596	$11,624
10/31/21	$10,805	$11,929	$11,941
10/31/22	$8,385	$9,462	$9,447
10/31/23	$9,249	$10,517	$10,491
10/31/24	$10,406	$11,845	$11,812

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	12.50%	(0.64)%	0.40%
Class C (including sales charge)	11.50%	(0.64)%	0.40%
JPM EM Blend HC/LC 50-50 Index	12.62%	0.30%	1.71%
50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI	12.59%	0.22%	1.68%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.20%/1.91% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index.

Key Fund Statistics

Net Assets	$147,995,938
Number of Portfolio Holdings	802
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$494,940

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.6%
Indonesia Government	5.1%
Republic of South Africa	5.1%
Malaysia Government	3.8%
China Government	3.4%
Republic of Poland Government	3.1%
India Government	3.1%
Colombian TES	3.1%
Czech Republic Government	2.3%
Mexico Government	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	63.0%
Corporate Bonds	28.2%
Purchased Option Contracts	0.0%
Short-Term Investments	6.5%
Other Assets Less Liabilities	2.3%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United States	7.3%
Indonesia	6.1%
Colombia	5.6%
South Africa	5.6%
Mexico	5.3%
Brazil	5.1%
China	4.6%
India	4.5%
Malaysia	4.1%
Poland	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0238 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class C: NERCX

Neuberger Berman

Floating Rate Income Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NFIIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.61%

How did the Fund perform last year?

Relative to the Morningstar LSTA U.S. Leveraged Loan Index (the Index), security selection within and an underweight to software and security selection within B-rated issuers were the top performers. Security selection within diversified telecommunications services and security selection within CCC-rated issuers were additive. An underweight to and security selection within Information Technology (IT) services and an overweight to BB-rated issuers versus the Index were the top detractors. Security selection within and an overweight to health care providers & services detracted, as did an underweight to pharmaceuticals.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within and an underweight to software versus the Index

  Security selection within B-rated issuers

  Security selection within diversified telecommunications services, and selection within CCC-rated issuers

  An underweight to and security selection within IT services

  An overweight to BB-rated issuers

  Security selection within and an overweight to health care providers & services

  Underweight to pharmaceuticals versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,558,100	Bloomberg U.S. Aggregate Bond Index $1,159,300	Morningstar LSTA U.S. Leveraged Loan Index $1,616,900
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$1,014,800	$1,019,600	$1,004,800
10/31/16	$1,060,600	$1,064,100	$1,070,400
10/31/17	$1,104,500	$1,073,700	$1,124,600
10/31/18	$1,142,600	$1,051,700	$1,175,600
10/31/19	$1,166,900	$1,172,700	$1,207,000
10/31/20	$1,199,800	$1,245,300	$1,227,800
10/31/21	$1,297,300	$1,239,300	$1,331,800
10/31/22	$1,258,800	$1,045,000	$1,306,800
10/31/23	$1,405,800	$1,048,700	$1,462,500
10/31/24	$1,558,100	$1,159,300	$1,616,900

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	10.83%	5.95%	4.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA U.S. Leveraged Loan Index	10.56%	6.02%	4.92%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.72%/0.61% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Morningstar LSTA U.S. Leveraged Loan Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$449,298,707
Number of Portfolio Holdings	373
Portfolio Turnover Rate	76%
Total Investment Advisory Fees Paid	$1,416,768

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	7.3%
Southern Veterinary Partners LLC	0.7%
Zayo Group Holdings, Inc.	0.6%
Waterbridge Midstream Operating LLC	0.6%
Peraton Corp.	0.6%
CSC Holdings LLC	0.6%
Boost Newco Borrower LLC	0.6%
Star Parent, Inc.	0.6%
Aveanna Healthcare LLC	0.6%
Athenahealth Group, Inc.	0.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	8.0%
Electronics - Electrical	7.6%
Investment Companies	7.3%
Business Equipment & Services	5.6%
Financial Intermediaries	3.6%
Oil & Gas	3.6%
Utilities	3.6%
Industrial Equipment	3.2%
Aerospace & Defense	3.1%
Chemicals	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0245 12/24

Annual Shareholder Report

October 31, 2024

Institutional Class: NFIIX

Neuberger Berman

Floating Rate Income Fund

Annual Shareholder Report

October 31, 2024

Class A: NFIAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.98%

How did the Fund perform last year?

Relative to the Morningstar LSTA U.S. Leveraged Loan Index (the Index), security selection within and an underweight to software and security selection within B-rated issuers were the top performers. Security selection within diversified telecommunications services and security selection within CCC-rated issuers were additive. An underweight to and security selection within Information Technology (IT) services and an overweight to BB-rated issuers versus the Index were the top detractors. Security selection within and an overweight to health care providers & services detracted, as did an underweight to pharmaceuticals.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within and an underweight to software versus the Index

  Security selection within B-rated issuers

  Security selection within diversified telecommunications services, and selection within CCC-rated issuers

  An underweight to and security selection within IT services

  An overweight to BB-rated issuers

  Security selection within and an overweight to health care providers & services

  Underweight to pharmaceuticals versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $14,376	Bloomberg U.S. Aggregate Bond Index $11,593	Morningstar LSTA U.S. Leveraged Loan Index $16,169
10/31/14	$9,575	$10,000	$10,000
10/31/15	$9,670	$10,196	$10,048
10/31/16	$10,080	$10,641	$10,704
10/31/17	$10,458	$10,737	$11,246
10/31/18	$10,779	$10,517	$11,756
10/31/19	$10,968	$11,727	$12,070
10/31/20	$11,236	$12,453	$12,278
10/31/21	$12,104	$12,393	$13,318
10/31/22	$11,701	$10,450	$13,068
10/31/23	$13,019	$10,487	$14,625
10/31/24	$14,376	$11,593	$16,169

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.42%	5.56%	4.15%
Class A (including sales charge)	5.75%	4.66%	3.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA U.S. Leveraged Loan Index	10.56%	6.02%	4.92%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.12%/0.98% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Morningstar LSTA U.S. Leveraged Loan Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$449,298,707
Number of Portfolio Holdings	373
Portfolio Turnover Rate	76%
Total Investment Advisory Fees Paid	$1,416,768

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	7.3%
Southern Veterinary Partners LLC	0.7%
Zayo Group Holdings, Inc.	0.6%
Waterbridge Midstream Operating LLC	0.6%
Peraton Corp.	0.6%
CSC Holdings LLC	0.6%
Boost Newco Borrower LLC	0.6%
Star Parent, Inc.	0.6%
Aveanna Healthcare LLC	0.6%
Athenahealth Group, Inc.	0.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	8.0%
Electronics - Electrical	7.6%
Investment Companies	7.3%
Business Equipment & Services	5.6%
Financial Intermediaries	3.6%
Oil & Gas	3.6%
Utilities	3.6%
Industrial Equipment	3.2%
Aerospace & Defense	3.1%
Chemicals	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0243 12/24

Annual Shareholder Report

October 31, 2024

Class A: NFIAX

Neuberger Berman

Floating Rate Income Fund

Annual Shareholder Report

October 31, 2024

Class C: NFICX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.73%

How did the Fund perform last year?

Relative to the Morningstar LSTA U.S. Leveraged Loan Index (the Index), security selection within and an underweight to software and security selection within B-rated issuers were the top performers. Security selection within diversified telecommunications services and security selection within CCC-rated issuers were additive. An underweight to and security selection within Information Technology (IT) services and an overweight to BB-rated issuers versus the Index were the top detractors. Security selection within and an overweight to health care providers & services detracted, as did an underweight to pharmaceuticals.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within and an underweight to software versus the Index

  Security selection within B-rated issuers

  Security selection within diversified telecommunications services, and selection within CCC-rated issuers

  An underweight to and security selection within IT services

  An overweight to BB-rated issuers

  Security selection within and an overweight to health care providers & services

  Underweight to pharmaceuticals versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $13,918	Bloomberg U.S. Aggregate Bond Index $11,593	Morningstar LSTA U.S. Leveraged Loan Index $16,169
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,035	$10,196	$10,048
10/31/16	$10,372	$10,641	$10,704
10/31/17	$10,682	$10,737	$11,246
10/31/18	$10,927	$10,517	$11,756
10/31/19	$11,035	$11,727	$12,070
10/31/20	$11,221	$12,453	$12,278
10/31/21	$11,985	$12,393	$13,318
10/31/22	$11,510	$10,450	$13,068
10/31/23	$12,711	$10,487	$14,625
10/31/24	$13,918	$11,593	$16,169

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.49%	4.75%	3.36%
Class C (including sales charge)	8.49%	4.75%	3.36%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA U.S. Leveraged Loan Index	10.56%	6.02%	4.92%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.84%/1.73% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Morningstar LSTA U.S. Leveraged Loan Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$449,298,707
Number of Portfolio Holdings	373
Portfolio Turnover Rate	76%
Total Investment Advisory Fees Paid	$1,416,768

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	7.3%
Southern Veterinary Partners LLC	0.7%
Zayo Group Holdings, Inc.	0.6%
Waterbridge Midstream Operating LLC	0.6%
Peraton Corp.	0.6%
CSC Holdings LLC	0.6%
Boost Newco Borrower LLC	0.6%
Star Parent, Inc.	0.6%
Aveanna Healthcare LLC	0.6%
Athenahealth Group, Inc.	0.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	8.0%
Electronics - Electrical	7.6%
Investment Companies	7.3%
Business Equipment & Services	5.6%
Financial Intermediaries	3.6%
Oil & Gas	3.6%
Utilities	3.6%
Industrial Equipment	3.2%
Aerospace & Defense	3.1%
Chemicals	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0244 12/24

Annual Shareholder Report

October 31, 2024

Class C: NFICX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2024

Investor Class: NHINX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $14,449	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,739	$10,196	$9,797
10/31/16	$10,508	$10,641	$10,795
10/31/17	$11,227	$10,737	$11,781
10/31/18	$11,243	$10,517	$11,883
10/31/19	$12,111	$11,727	$12,872
10/31/20	$12,456	$12,453	$13,187
10/31/21	$13,603	$12,393	$14,604
10/31/22	$12,022	$10,450	$12,932
10/31/23	$12,507	$10,487	$13,683
10/31/24	$14,449	$11,593	$15,939

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	15.52%	3.59%	3.75%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.88%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0249 12/24

Annual Shareholder Report

October 31, 2024

Investor Class: NHINX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NHILX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.71%

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,467,300	Bloomberg U.S. Aggregate Bond Index $1,159,300	ICE BofA U.S. High Yield Constrained Index $1,593,900
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$975,400	$1,019,600	$979,700
10/31/16	$1,055,100	$1,064,100	$1,079,500
10/31/17	$1,127,100	$1,073,700	$1,178,100
10/31/18	$1,130,600	$1,051,700	$1,188,300
10/31/19	$1,219,800	$1,172,700	$1,287,200
10/31/20	$1,256,600	$1,245,300	$1,318,700
10/31/21	$1,374,400	$1,239,300	$1,460,400
10/31/22	$1,216,900	$1,045,000	$1,293,200
10/31/23	$1,268,100	$1,048,700	$1,368,300
10/31/24	$1,467,300	$1,159,300	$1,593,900

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	15.71%	3.76%	3.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.72%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0254 12/24

Annual Shareholder Report

October 31, 2024

Institutional Class: NHILX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2024

Class A: NHIAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $13,481	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$9,575	$10,000	$10,000
10/31/15	$9,303	$10,196	$9,797
10/31/16	$10,015	$10,641	$10,795
10/31/17	$10,665	$10,737	$11,781
10/31/18	$10,651	$10,517	$11,883
10/31/19	$11,443	$11,727	$12,872
10/31/20	$11,737	$12,453	$13,187
10/31/21	$12,782	$12,393	$14,604
10/31/22	$11,267	$10,450	$12,932
10/31/23	$11,695	$10,487	$13,683
10/31/24	$13,481	$11,593	$15,939

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	15.28%	3.33%	3.48%
Class A (including sales charge)	10.45%	2.43%	3.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.12%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0250 12/24

Annual Shareholder Report

October 31, 2024

Class A: NHIAX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2024

Class C: NHICX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.87%

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $13,106	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,645	$10,196	$9,797
10/31/16	$10,318	$10,641	$10,795
10/31/17	$10,913	$10,737	$11,781
10/31/18	$10,812	$10,517	$11,883
10/31/19	$11,548	$11,727	$12,872
10/31/20	$11,749	$12,453	$13,187
10/31/21	$12,721	$12,393	$14,604
10/31/22	$11,137	$10,450	$12,932
10/31/23	$11,458	$10,487	$13,683
10/31/24	$13,106	$11,593	$15,939

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	14.39%	2.56%	2.74%
Class C (including sales charge)	13.39%	2.56%	2.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.86%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0253 12/24

Annual Shareholder Report

October 31, 2024

Class C: NHICX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2024

Class R3: NHIRX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.35%

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $13,766	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,692	$10,196	$9,797
10/31/16	$10,417	$10,641	$10,795
10/31/17	$11,063	$10,737	$11,781
10/31/18	$11,008	$10,517	$11,883
10/31/19	$11,819	$11,727	$12,872
10/31/20	$12,096	$12,453	$13,187
10/31/21	$13,147	$12,393	$14,604
10/31/22	$11,564	$10,450	$12,932
10/31/23	$11,973	$10,487	$13,683
10/31/24	$13,766	$11,593	$15,939

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	14.97%	3.10%	3.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class R3: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.37%, which includes the class's repayment of expenses previously reimbursed and/or waived under its contractual expense limitation. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0251 12/24

Annual Shareholder Report

October 31, 2024

Class R3: NHIRX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2024

Class R6: NRHIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $14,824	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,761	$10,196	$9,797
10/31/16	$10,568	$10,641	$10,795
10/31/17	$11,311	$10,737	$11,781
10/31/18	$11,340	$10,517	$11,883
10/31/19	$12,261	$11,727	$12,872
10/31/20	$12,643	$12,453	$13,187
10/31/21	$13,842	$12,393	$14,604
10/31/22	$12,271	$10,450	$12,932
10/31/23	$12,800	$10,487	$13,683
10/31/24	$14,824	$11,593	$15,939

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	15.81%	3.87%	4.01%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.62%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0252 12/24

Annual Shareholder Report

October 31, 2024

Class R6: NRHIX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2024

Class E: NHIEX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.08%

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $14,758	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,739	$10,196	$9,797
10/31/16	$10,508	$10,641	$10,795
10/31/17	$11,227	$10,737	$11,781
10/31/18	$11,243	$10,517	$11,883
10/31/19	$12,111	$11,727	$12,872
10/31/20	$12,456	$12,453	$13,187
10/31/21	$13,603	$12,393	$14,604
10/31/22	$12,087	$10,450	$12,932
10/31/23	$12,674	$10,487	$13,683
10/31/24	$14,758	$11,593	$15,939

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	16.44%	4.03%	3.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class E: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.57%/0.09% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0317 12/24

Annual Shareholder Report

October 31, 2024

Class E: NHIEX

Neuberger Berman

Municipal High Income Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NMHIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.50%

How did the Fund perform last year?

The Fund having a long duration was beneficial as interest rates declined over the period. The Fund's emphasis on higher-yielding securities was also beneficial for returns. An overweight versus the 65% Bloomberg Municipal Bond Index and 35% Bloomberg High Yield Index (the Index) to BBB-rated securities was rewarded as these securities outperformed their high-quality counterparts. Security selection in several lower-quality project-specific finance securities negatively impacted returns. Holdings in Puerto Rico and the charter school sector detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Overweight to BBB-rated bonds versus the Index

  Lower-quality project-specific finance securities

  Holdings in Puerto Rico and the charter school sector

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,309,300	Bloomberg Municipal Bond Index $1,245,700	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,330,500
6/22/15	$1,000,000	$1,000,000	$1,000,000
10/31/15	$1,022,700	$1,021,200	$1,014,100
10/31/16	$1,091,300	$1,062,600	$1,071,300
10/31/17	$1,115,700	$1,085,900	$1,097,900
10/31/18	$1,133,700	$1,080,400	$1,112,200
10/31/19	$1,242,800	$1,182,100	$1,225,600
10/31/20	$1,248,600	$1,224,600	$1,260,600
10/31/21	$1,346,400	$1,256,900	$1,328,500
10/31/22	$1,120,200	$1,106,300	$1,148,400
10/31/23	$1,129,600	$1,135,600	$1,184,100
10/31/24	$1,309,300	$1,245,700	$1,330,500

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 6/22/15
Institutional Class	15.90%	1.05%	2.92%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.37%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	12.37%	1.66%	3.09%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.97%/0.51% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Bloomberg Municipal Bond Index.

Key Fund Statistics

Net Assets	$64,161,876
Number of Portfolio Holdings	138
Portfolio Turnover Rate	116%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	9.8%
California	8.9%
Texas	8.0%
Florida	7.1%
Colorado	5.6%
South Carolina	4.9%
Ohio	4.6%
Wisconsin	4.1%
Alabama	4.0%
West Virginia	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	88.6%
General Obligations	5.4%
Tax Allocation	3.1%
Special Assessment	2.8%
Special Tax	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0263 12/24

Annual Shareholder Report

October 31, 2024

Institutional Class: NMHIX

Neuberger Berman

Municipal High Income Fund

Annual Shareholder Report

October 31, 2024

Class A: NMHAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.87%

How did the Fund perform last year?

The Fund having a long duration was beneficial as interest rates declined over the period. The Fund's emphasis on higher-yielding securities was also beneficial for returns. An overweight versus the 65% Bloomberg Municipal Bond Index and 35% Bloomberg High Yield Index (the Index) to BBB-rated securities was rewarded as these securities outperformed their high-quality counterparts. Security selection in several lower-quality project-specific finance securities negatively impacted returns. Holdings in Puerto Rico and the charter school sector detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Overweight to BBB-rated bonds versus the Index

  Lower-quality project-specific finance securities

  Holdings in Puerto Rico and the charter school sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $12,104	Bloomberg Municipal Bond Index $12,457	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
6/22/15	$9,575	$10,000	$10,000
10/31/15	$9,793	$10,212	$10,141
10/31/16	$10,401	$10,626	$10,713
10/31/17	$10,595	$10,859	$10,979
10/31/18	$10,726	$10,804	$11,122
10/31/19	$11,706	$11,821	$12,256
10/31/20	$11,716	$12,246	$12,606
10/31/21	$12,588	$12,569	$13,285
10/31/22	$10,444	$11,063	$11,484
10/31/23	$10,493	$11,356	$11,841
10/31/24	$12,104	$12,457	$13,305

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 6/22/15
Class A (at NAV)	15.36%	0.67%	2.53%
Class A (including sales charge)	10.41%	(0.20)%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.37%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	12.37%	1.66%	3.09%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.33%/0.88% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Bloomberg Municipal Bond Index.

Key Fund Statistics

Net Assets	$64,161,876
Number of Portfolio Holdings	138
Portfolio Turnover Rate	116%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	9.8%
California	8.9%
Texas	8.0%
Florida	7.1%
Colorado	5.6%
South Carolina	4.9%
Ohio	4.6%
Wisconsin	4.1%
Alabama	4.0%
West Virginia	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	88.6%
General Obligations	5.4%
Tax Allocation	3.1%
Special Assessment	2.8%
Special Tax	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0261 12/24

Annual Shareholder Report

October 31, 2024

Class A: NMHAX

Neuberger Berman

Municipal High Income Fund

Annual Shareholder Report

October 31, 2024

Class C: NMHCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.62%

How did the Fund perform last year?

The Fund having a long duration was beneficial as interest rates declined over the period. The Fund's emphasis on higher-yielding securities was also beneficial for returns. An overweight versus the 65% Bloomberg Municipal Bond Index and 35% Bloomberg High Yield Index (the Index) to BBB-rated securities was rewarded as these securities outperformed their high-quality counterparts. Security selection in several lower-quality project-specific finance securities negatively impacted returns. Holdings in Puerto Rico and the charter school sector detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Overweight to BBB-rated bonds versus the Index

  Lower-quality project-specific finance securities

  Holdings in Puerto Rico and the charter school sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $11,804	Bloomberg Municipal Bond Index $12,457	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
6/22/15	$10,000	$10,000	$10,000
10/31/15	$10,187	$10,212	$10,141
10/31/16	$10,749	$10,626	$10,713
10/31/17	$10,879	$10,859	$10,979
10/31/18	$10,921	$10,804	$11,122
10/31/19	$11,839	$11,821	$12,256
10/31/20	$11,772	$12,246	$12,606
10/31/21	$12,553	$12,569	$13,285
10/31/22	$10,329	$11,063	$11,484
10/31/23	$10,300	$11,356	$11,841
10/31/24	$11,804	$12,457	$13,305

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 6/22/15
Class C (at NAV)	14.61%	(0.06)%	1.79%
Class C (including sales charge)	13.61%	(0.06)%	1.79%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.37%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	12.37%	1.66%	3.09%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 2.00%/1.63% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Bloomberg Municipal Bond Index.

Key Fund Statistics

Net Assets	$64,161,876
Number of Portfolio Holdings	138
Portfolio Turnover Rate	116%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	9.8%
California	8.9%
Texas	8.0%
Florida	7.1%
Colorado	5.6%
South Carolina	4.9%
Ohio	4.6%
Wisconsin	4.1%
Alabama	4.0%
West Virginia	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	88.6%
General Obligations	5.4%
Tax Allocation	3.1%
Special Assessment	2.8%
Special Tax	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0262 12/24

Annual Shareholder Report

October 31, 2024

Class C: NMHCX

Neuberger Berman

Municipal Impact Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NMIIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.43%

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from the Fund’s performance as interest rates declined over the period. In terms of security selection, several lower-quality project-specific finance securities negatively impacted returns. Conversely, the Fund’s higher-yielding securities were advantageous for results. Security selection in the charter school, sewer and housing sectors was beneficial. Security selection of BBB-rated bonds was also additive for performance. In making such security selections, the Fund focused on sustainable issuers with what we viewed as having best-in-class operations, with managements that make sound financial decisions.

Performance Attribution

Top Contributors

Top Detractors

  Security selection in the charter school, sewer and housing sectors

  Security selection of BBB-rated bonds

  Duration positioning versus the Index

  Lower-quality project-specific finance securities

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,166,700	Bloomberg Municipal Bond Index $1,254,800
10/31/14	$1,000,000	$1,000,000
10/31/15	$1,019,900	$1,028,700
10/31/16	$1,054,300	$1,070,400
10/31/17	$1,063,200	$1,093,900
10/31/18	$1,046,100	$1,088,300
10/31/19	$1,139,500	$1,190,800
10/31/20	$1,176,900	$1,233,600
10/31/21	$1,195,700	$1,266,100
10/31/22	$1,065,600	$1,114,400
10/31/23	$1,077,500	$1,143,900
10/31/24	$1,166,700	$1,254,800

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	8.27%	0.47%	1.55%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.The Fund had a different goal and different principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities, prior to June 16, 2018. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.85%/0.43% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$74,393,565
Number of Portfolio Holdings	113
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Michigan	11.4%
New York	11.0%
Texas	9.2%
Illinois	7.1%
Kentucky	6.8%
West Virginia	6.0%
Indiana	4.7%
Florida	4.2%
Oklahoma	4.0%
South Carolina	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.7%
General Obligations	24.6%
Certificate Participation	2.3%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0277 12/24

Annual Shareholder Report

October 31, 2024

Institutional Class: NMIIX

Neuberger Berman

Municipal Impact Fund

Annual Shareholder Report

October 31, 2024

Class A: NIMAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from the Fund’s performance as interest rates declined over the period. In terms of security selection, several lower-quality project-specific finance securities negatively impacted returns. Conversely, the Fund’s higher-yielding securities were advantageous for results. Security selection in the charter school, sewer and housing sectors was beneficial. Security selection of BBB-rated bonds was also additive for performance. In making such security selections, the Fund focused on sustainable issuers with what we viewed as having best-in-class operations, with managements that make sound financial decisions.

Performance Attribution

Top Contributors

Top Detractors

  Security selection in the charter school, sewer and housing sectors

  Security selection of BBB-rated bonds

  Duration positioning versus the Index

  Lower-quality project-specific finance securities

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $10,909	Bloomberg Municipal Bond Index $12,548
10/31/14	$9,575	$10,000
10/31/15	$9,766	$10,287
10/31/16	$10,095	$10,704
10/31/17	$10,180	$10,939
10/31/18	$10,003	$10,883
10/31/19	$10,860	$11,908
10/31/20	$11,175	$12,336
10/31/21	$11,311	$12,661
10/31/22	$10,038	$11,144
10/31/23	$10,119	$11,439
10/31/24	$10,909	$12,548

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	7.80%	0.09%	1.31%
Class A (including sales charge)	3.23%	(0.77)%	0.87%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class A's inception date of June 19, 2018, is that of the Fund's Institutional Class, which had lower expenses than Class A so its performance typically would have been higher than that of Class A.The Fund had a different goal and different principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities, prior to June 16, 2018. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.07%/0.80% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$74,393,565
Number of Portfolio Holdings	113
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Michigan	11.4%
New York	11.0%
Texas	9.2%
Illinois	7.1%
Kentucky	6.8%
West Virginia	6.0%
Indiana	4.7%
Florida	4.2%
Oklahoma	4.0%
South Carolina	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.7%
General Obligations	24.6%
Certificate Participation	2.3%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0275 12/24

Annual Shareholder Report

October 31, 2024

Class A: NIMAX

Neuberger Berman

Municipal Impact Fund

Annual Shareholder Report

October 31, 2024

Class C: NIMCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.55%

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from the Fund’s performance as interest rates declined over the period. In terms of security selection, several lower-quality project-specific finance securities negatively impacted returns. Conversely, the Fund’s higher-yielding securities were advantageous for results. Security selection in the charter school, sewer and housing sectors was beneficial. Security selection of BBB-rated bonds was also additive for performance. In making such security selections, the Fund focused on sustainable issuers with what we viewed as having best-in-class operations, with managements that make sound financial decisions.

Performance Attribution

Top Contributors

Top Detractors

  Security selection in the charter school, sewer and housing sectors

  Security selection of BBB-rated bonds

  Duration positioning versus the Index

  Lower-quality project-specific finance securities

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $10,860	Bloomberg Municipal Bond Index $12,548
10/31/14	$10,000	$10,000
10/31/15	$10,199	$10,287
10/31/16	$10,543	$10,704
10/31/17	$10,632	$10,939
10/31/18	$10,417	$10,883
10/31/19	$11,224	$11,908
10/31/20	$11,464	$12,336
10/31/21	$11,517	$12,661
10/31/22	$10,144	$11,144
10/31/23	$10,149	$11,439
10/31/24	$10,860	$12,548

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.00%	(0.66)%	0.83%
Class C (including sales charge)	6.00%	(0.66)%	0.83%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class C's inception date of June 19, 2018, is that of the Fund's Institutional Class, which had lower expenses than Class C so its performance typically would have been higher than that of Class C.The Fund had a different goal and different principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities, prior to June 16, 2018. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.86%/1.55% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$74,393,565
Number of Portfolio Holdings	113
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Michigan	11.4%
New York	11.0%
Texas	9.2%
Illinois	7.1%
Kentucky	6.8%
West Virginia	6.0%
Indiana	4.7%
Florida	4.2%
Oklahoma	4.0%
South Carolina	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.7%
General Obligations	24.6%
Certificate Participation	2.3%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0276 12/24

Annual Shareholder Report

October 31, 2024

Class C: NIMCX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2024

Investor Class: NMUIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.45%

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $11,705	Bloomberg Municipal Bond Index $12,548	Bloomberg 7-Year G.O. Index $12,068
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,182	$10,287	$10,263
10/31/16	$10,496	$10,704	$10,575
10/31/17	$10,630	$10,939	$10,734
10/31/18	$10,513	$10,883	$10,620
10/31/19	$11,403	$11,908	$11,537
10/31/20	$11,633	$12,336	$12,052
10/31/21	$11,966	$12,661	$12,180
10/31/22	$10,571	$11,144	$11,128
10/31/23	$10,813	$11,439	$11,336
10/31/24	$11,705	$12,548	$12,068

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	8.25%	0.52%	1.59%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.66%/0.45% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0267 12/24

Annual Shareholder Report

October 31, 2024

Investor Class: NMUIX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NMNLX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,188,100	Bloomberg Municipal Bond Index $1,254,800	Bloomberg 7-Year G.O. Index $1,206,800
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$1,019,700	$1,028,700	$1,026,300
10/31/16	$1,052,800	$1,070,400	$1,057,500
10/31/17	$1,067,800	$1,093,900	$1,073,400
10/31/18	$1,057,600	$1,088,300	$1,062,000
10/31/19	$1,148,900	$1,190,800	$1,153,700
10/31/20	$1,173,800	$1,233,600	$1,205,200
10/31/21	$1,209,300	$1,266,100	$1,218,000
10/31/22	$1,069,700	$1,114,400	$1,112,800
10/31/23	$1,095,800	$1,143,900	$1,133,600
10/31/24	$1,188,100	$1,254,800	$1,206,800

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	8.42%	0.67%	1.74%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.48%/0.30% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0270 12/24

Annual Shareholder Report

October 31, 2024

Institutional Class: NMNLX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2024

Class A: NMNAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.67%

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $10,952	Bloomberg Municipal Bond Index $12,548	Bloomberg 7-Year G.O. Index $12,068
10/31/14	$9,575	$10,000	$10,000
10/31/15	$9,719	$10,287	$10,263
10/31/16	$10,005	$10,704	$10,575
10/31/17	$10,102	$10,939	$10,734
10/31/18	$9,968	$10,883	$10,620
10/31/19	$10,789	$11,908	$11,537
10/31/20	$10,983	$12,336	$12,052
10/31/21	$11,272	$12,661	$12,180
10/31/22	$9,934	$11,144	$11,128
10/31/23	$10,138	$11,439	$11,336
10/31/24	$10,952	$12,548	$12,068

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	8.02%	0.30%	1.35%
Class A (including sales charge)	3.44%	(0.56)%	0.91%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.84%/0.67% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0268 12/24

Annual Shareholder Report

October 31, 2024

Class A: NMNAX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2024

Class C: NMNCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.42%

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $10,623	Bloomberg Municipal Bond Index $12,548	Bloomberg 7-Year G.O. Index $12,068
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,076	$10,287	$10,263
10/31/16	$10,295	$10,704	$10,575
10/31/17	$10,326	$10,939	$10,734
10/31/18	$10,104	$10,883	$10,620
10/31/19	$10,855	$11,908	$11,537
10/31/20	$10,977	$12,336	$12,052
10/31/21	$11,182	$12,661	$12,180
10/31/22	$9,781	$11,144	$11,128
10/31/23	$9,908	$11,439	$11,336
10/31/24	$10,623	$12,548	$12,068

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.22%	(0.43)%	0.61%
Class C (including sales charge)	6.22%	(0.43)%	0.61%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.48%/1.42% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0269 12/24

Annual Shareholder Report

October 31, 2024

Class C: NMNCX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2024

Investor Class: NCRIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.78%

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $11,392	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$10,128	$10,196
10/31/16	$10,549	$10,641
10/31/17	$10,606	$10,737
10/31/18	$10,307	$10,517
10/31/19	$11,421	$11,727
10/31/20	$12,193	$12,453
10/31/21	$12,311	$12,393
10/31/22	$10,262	$10,450
10/31/23	$10,255	$10,487
10/31/24	$11,392	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	11.09%	(0.05)%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Investor Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.93%/0.78% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0227 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Investor Class: NCRIX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NCRLX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.38%

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,184,700	Bloomberg U.S. Aggregate Bond Index $1,159,300
10/31/14	$1,000,000	$1,000,000
10/31/15	$1,016,900	$1,019,600
10/31/16	$1,064,400	$1,064,100
10/31/17	$1,074,500	$1,073,700
10/31/18	$1,047,400	$1,051,700
10/31/19	$1,165,100	$1,172,700
10/31/20	$1,249,800	$1,245,300
10/31/21	$1,265,900	$1,239,300
10/31/22	$1,058,600	$1,045,000
10/31/23	$1,063,500	$1,048,700
10/31/24	$1,184,700	$1,159,300

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	11.40%	0.33%	1.71%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.43%/0.38% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0228 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Institutional Class: NCRLX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2024

Class A: NCRAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.78%

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $10,890	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$9,575	$10,000
10/31/15	$9,684	$10,196
10/31/16	$10,097	$10,641
10/31/17	$10,151	$10,737
10/31/18	$9,864	$10,517
10/31/19	$10,931	$11,727
10/31/20	$11,670	$12,453
10/31/21	$11,783	$12,393
10/31/22	$9,808	$10,450
10/31/23	$9,813	$10,487
10/31/24	$10,890	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.98%	(0.08)%	1.30%
Class A (including sales charge)	6.22%	(0.95)%	0.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.80%/0.78% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0230 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class A: NCRAX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2024

Class C: NCRCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.53%

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $10,560	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$10,043	$10,196
10/31/16	$10,393	$10,641
10/31/17	$10,371	$10,737
10/31/18	$10,003	$10,517
10/31/19	$11,002	$11,727
10/31/20	$11,659	$12,453
10/31/21	$11,684	$12,393
10/31/22	$9,654	$10,450
10/31/23	$9,587	$10,487
10/31/24	$10,560	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	10.14%	(0.82)%	0.55%
Class C (including sales charge)	9.14%	(0.82)%	0.55%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.57%/1.53% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0231 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class C: NCRCX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2024

Class R6: NRCRX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.28%

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $11,930	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$10,169	$10,196
10/31/16	$10,644	$10,641
10/31/17	$10,745	$10,737
10/31/18	$10,474	$10,517
10/31/19	$11,660	$11,727
10/31/20	$12,521	$12,453
10/31/21	$12,695	$12,393
10/31/22	$10,627	$10,450
10/31/23	$10,686	$10,487
10/31/24	$11,930	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	11.63%	0.46%	1.78%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.34%/0.28% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0229 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class R6: NRCRX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2024

Trust Class: NSTTX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$101	0.94%

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $13,313	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$9,897	$10,196
10/31/16	$10,481	$10,641
10/31/17	$10,910	$10,737
10/31/18	$10,774	$10,517
10/31/19	$11,593	$11,727
10/31/20	$11,988	$12,453
10/31/21	$12,970	$12,393
10/31/22	$11,178	$10,450
10/31/23	$11,649	$10,487
10/31/24	$13,313	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	14.28%	2.81%	2.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Trust Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.01%/0.96% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0291 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Trust Class: NSTTX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NSTLX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.59%

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,378,600	Bloomberg U.S. Aggregate Bond Index $1,159,300
10/31/14	$1,000,000	$1,000,000
10/31/15	$993,100	$1,019,600
10/31/16	$1,056,500	$1,064,100
10/31/17	$1,103,500	$1,073,700
10/31/18	$1,093,600	$1,051,700
10/31/19	$1,179,700	$1,172,700
10/31/20	$1,225,400	$1,245,300
10/31/21	$1,330,300	$1,239,300
10/31/22	$1,149,500	$1,045,000
10/31/23	$1,202,200	$1,048,700
10/31/24	$1,378,600	$1,159,300

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	14.68%	3.16%	3.26%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.62%/0.61% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0295 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Institutional Class: NSTLX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2024

Class A: NSTAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.97%

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $12,923	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$9,750	$10,000
10/31/15	$9,645	$10,196
10/31/16	$10,219	$10,641
10/31/17	$10,631	$10,737
10/31/18	$10,495	$10,517
10/31/19	$11,276	$11,727
10/31/20	$11,666	$12,453
10/31/21	$12,614	$12,393
10/31/22	$10,858	$10,450
10/31/23	$11,312	$10,487
10/31/24	$12,923	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	14.24%	2.76%	2.86%
Class A (including sales charge)	11.43%	2.25%	2.60%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.99%/0.99% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0293 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class A: NSTAX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2024

Class C: NSTCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.69%

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $12,353	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$9,823	$10,196
10/31/16	$10,326	$10,641
10/31/17	$10,668	$10,737
10/31/18	$10,467	$10,517
10/31/19	$11,168	$11,727
10/31/20	$11,463	$12,453
10/31/21	$12,320	$12,393
10/31/22	$10,528	$10,450
10/31/23	$10,891	$10,487
10/31/24	$12,353	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	13.43%	2.04%	2.14%
Class C (including sales charge)	12.43%	2.04%	2.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.74%/1.71% (before and after any expense reimbursements and/or fee waivers, respectively). Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0294 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class C: NSTCX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2024

Class R6: NRSIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.49%

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $13,894	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$9,938	$10,196
10/31/16	$10,570	$10,641
10/31/17	$11,048	$10,737
10/31/18	$10,957	$10,517
10/31/19	$11,832	$11,727
10/31/20	$12,302	$12,453
10/31/21	$13,368	$12,393
10/31/22	$11,561	$10,450
10/31/23	$12,103	$10,487
10/31/24	$13,894	$11,593

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	14.80%	3.27%	3.34%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class R6: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.52%/0.51% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0292 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class R6: NRSIX

(b) Not applicable to the Registrant.

Item 2.  Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Income Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund’s Form N-CSR, Investment Company Act file number 811-214715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3.  Audit Committee Financial Expert.
The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.
Item 4.  Principal Accountant Fees and Services.
Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.
(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $460,100 and $423,600 for the fiscal years ended 2023 and 2024, respectively.
(b) Audit-Related Fees
The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(c) Tax Fees
The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $124,580 and $111,460 for the fiscal years ended 2023 and 2024, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(d) All Other Fees
The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(e) Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees
Non-audit fees billed by E&Y for services rendered to the Registrant were $124,580 and $111,460 for the fiscal years ended 2023 and 2024, respectively.
Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i) Not applicable.
(j) Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a) Not applicable to the Registrant.
(b) Not applicable to the Registrant.
Item 6.  Investments.
(a) The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
(b) Not applicable to the Registrant.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Income Funds
Investor Class Shares	Class C Shares
Trust Class Shares	Class R3 Shares
Institutional Class Shares	Class R6 Shares
Class A Shares	Class E Shares
Core Bond Fund
Emerging Markets Debt Fund
Floating Rate Income Fund
High Income Bond Fund
Municipal High Income Fund
Municipal Impact Fund
Municipal Intermediate Bond Fund
Strategic Income Fund

Annual Financial Statements and Other Information
October 31, 2024

The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend October 31, 2024 (Unaudited)
Neuberger Berman Income Funds
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
7D	= 7 Days
28D	= 28 Days
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
MYR	= Malaysian Ringgit
NGN	= Nigerian Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
TWD	= Taiwan Dollar
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
BBR-BBSW	= Australian Bank Bill Swap Rate
BUBOR	= Budapest Interbank Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate

Legend October 31, 2024 (Unaudited)  (cont’d)
Reference Rate Benchmarks (cont’d):
CLICP	= Sinacofi Chile Interbank Rate Average
CNRR007	= China Fixing Rate Repo Rates 7 Day
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EURIBOR	= Euro Interbank Offered Rate
EUROSTR	= Euro Short Term Rate
IBRCOL	= Colombia Overnight Interbank Reference Rate
LIBOR	= London Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SONIA	= Sterling Overnight Index Average
TIIE	= Mexican Interbank Equilibrium Interest Rate
WIBOR	= Poland Warsaw Interbank Offered Rate
Currency Abbreviations:
AUD	= Australian Dollar
BRL	= Brazilian Real
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CRC	= Costa Rica Colon
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
INR	= Indian Rupee
JPY	= Japanese Yen
KRW	= South Korean Won
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PKR	= Pakistan Rupee
PLN	= Polish Zloty
RON	= Romanian New Leu
RSD	= Serbia Dinar
SGD	= Singapore Dollar
THB	= Thai Baht
TRY	= Turkish Lira
TWD	= Taiwan Dollar
UGX	= Ugandan Shilling
USD	= United States Dollar

Legend October 31, 2024 (Unaudited)  (cont’d)
Currency Abbreviations (cont’d):
UYU	= Uruguayan Peso
ZAR	= South African Rand
ZMW	= Zambian Kwacha
(a)
There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.

Schedule of Investments Core Bond Fund^
October 31, 2024

Principal Amount		Value
U.S. Treasury Obligations 26.0%
	U.S. Treasury Bonds
$3,255,000	2.00%, due 11/15/2041	$2,265,531
4,360,000	3.13%, due 2/15/2042	3,625,612
8,460,000	4.63%, due 5/15/2044 - 5/15/2054	8,561,348
10,590,000	2.50%, due 2/15/2045	7,625,214
9,100,000	2.88%, due 8/15/2045	6,979,273
3,660,000	2.25%, due 8/15/2046	2,465,210
9,455,000	2.75%, due 11/15/2047	6,940,930
3,405,000	4.13%, due 8/15/2053	3,199,636
22,730,000	4.25%, due 8/15/2054	21,874,073
	U.S. Treasury Notes
32,380,000	4.38%, due 12/15/2026 - 11/30/2030	32,600,085
16,700,000	4.00%, due 1/15/2027	16,648,465
24,735,000	4.13%, due 10/31/2027 - 7/31/2028	24,727,880
2,975,000	4.88%, due 10/31/2028	3,051,932
9,435,000	3.75%, due 12/31/2028 - 8/31/2031	9,245,870
20,100,000	4.63%, due 4/30/2029	20,480,801
8,050,000	1.38%, due 11/15/2031	6,658,231
6,630,000	3.50%, due 2/15/2033	6,280,371
6,565,000	3.38%, due 5/15/2033	6,149,559
51,890,000	3.88%, due 8/15/2033 - 8/15/2034	50,244,703
Total U.S. Treasury Obligations (Cost $240,628,003)		239,624,724
U.S. Government Agency Securities 0.4%
1,985,000	Federal National Mortgage Association Principal Strips, 0.00%, due 7/15/2037	1,075,692 (a)
	Tennessee Valley Authority
1,010,000	5.25%, due 9/15/2039	1,054,100
1,655,000	4.38%, due 8/1/2034	1,628,419
Total U.S. Government Agency Securities (Cost $4,194,024)		3,758,211

Mortgage-Backed Securities 37.1%
Collateralized Mortgage Obligations 4.7%
	Angel Oak Mortgage Trust
78,827	Series 2019-6, Class A1, 2.62%, due 11/25/2059	77,085 (b)(c)
757,508	Series 2021-3, Class A1, 1.07%, due 5/25/2066	643,936 (b)(c)
109,579	Series 2022-5, Class A1, 4.50%, due 5/25/2067	106,634 (b)
	Chase Home Lending Mortgage Trust
826,850	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	826,127 (b)(c)
1,562,780	Series 2024-4, Class A6, 6.00%, due 3/25/2055	1,561,942 (b)(c)
2,131,253	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	2,105,851 (b)(c)
336,091	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	289,976 (b)(c)
559,748	Federal Home Loan Mortgage Corp. Interest Strip, Series 312, Class S1, (5.84% - 30 day USD SOFR Average), 0.83%, due 9/15/2043	56,443 (d)(e)
	Federal Home Loan Mortgage Corp. REMIC
1,220,103	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 1.33%, due 3/15/2042	167,011 (d)(e)
793,050	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 1.03%, due 1/15/2043	82,339 (d)(e)
3,547,346	Series 5013, Class ID, 3.00%, due 9/25/2050	476,919 (e)
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.66%, due 11/25/2041	1,108,943 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 7.36%, due 1/25/2042	559,972 (b)(d)
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont’d
$1,478,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.26%, due 2/25/2042	$1,511,373 (b)(d)
1,448,000	Series 2022-HQA1, Class M1B, (30 day USD SOFR Average + 3.50%), 8.36%, due 3/25/2042	1,508,642 (b)(d)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.76%, due 4/25/2042	1,370,675 (b)(d)
31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 8.21%, due 5/25/2042	32,279 (b)(d)
2,645,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.56%, due 5/25/2044	2,653,172 (b)(d)
Federal National Mortgage Association Connecticut Avenue Securities
1,575,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.76%, due 12/25/2041	1,594,608 (b)(d)
710,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.96%, due 3/25/2042	737,427 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.36%, due 3/25/2042	1,615,749 (b)(d)
612,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.51%, due 6/25/2042	660,195 (b)(d)
475,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.46%, due 7/25/2042	499,790 (b)(d)
2,118,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.51%, due 5/25/2044	2,127,277 (b)(d)
1,544,491	Federal National Mortgage Association Interest Strip, Series 418, Class C24, 4.00%, due 8/25/2043	287,095 (e)
Federal National Mortgage Association REMIC
640,643	Series 2012-140, Class PI, 3.50%, due 12/25/2042	105,903 (e)
1,354,000	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 1.13%, due 2/25/2043	141,295 (d)(e)
765,903	Series 2016-32, Class LI, 3.50%, due 6/25/2046	130,366 (e)
1,130,400	Series 2016-95, Class US, (5.89% - 30 day USD SOFR Average), 1.03%, due 12/25/2046	127,920 (d)(e)
2,493,665	Series 2018-7, Class CI, 4.00%, due 2/25/2048	477,570 (e)
GCAT Trust
358,500	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	345,397 (b)(c)
1,102,977	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	903,693 (b)(c)
Government National Mortgage Association REMIC
1,387,689	Series 2013-5, Class BI, 3.50%, due 1/20/2043	226,926 (e)
1,872,831	Series 2013-23, Class IT, 3.50%, due 2/20/2043	305,476 (e)
663,200	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 1.28%, due 12/20/2044	57,307 (d)(e)
840,180	Series 2020-107, Class AB, 1.00%, due 7/20/2050	642,223
1,530,977	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,164,670
3,260,954	Series 2021-26, Class AI, 2.00%, due 2/20/2051	388,450 (e)
1,307,725	Series 2021-103, Class HE, 2.00%, due 6/20/2051	1,070,204
3,656,837	Series 2021-156, Class LI, 4.00%, due 9/20/2051	702,981 (e)
6	Impac Secured Assets Trust, Series 2006-3, Class A4, (1 mo. USD Term SOFR + 0.29%), 5.03%, due 11/25/2036	6 (d)(f)
JP Morgan Mortgage Trust
979,134	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	977,274 (b)(c)
1,322,582	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	1,321,306 (b)(c)
471,372	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, 6.00%, due 7/25/2054	471,601 (b)(c)
126,808	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	118,276 (b)(c)
OBX Trust
201,486	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	202,511 (b)
1,500,534	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	1,514,697 (b)
1,695,450	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	1,675,554 (b)
Starwood Mortgage Residential Trust
716,545	Series 2021-3, Class A1, 1.13%, due 6/25/2056	603,871 (b)(c)
1,198,160	Series 2021-6, Class A1, 1.92%, due 11/25/2066	1,032,536 (b)(c)
Towd Point Mortgage Trust
79,128	Series 2017-5, Class A1, (1 mo. USD Term SOFR + 0.71%), 5.45%, due 2/25/2057	81,729 (b)(d)
212,431	Series 2017-2, Class A2, 3.25%, due 4/25/2057	210,091 (b)(c)
2,287,147	Series 2022-4, Class A1, 3.75%, due 9/25/2062	2,148,169 (b)
Verus Securitization Trust
896,777	Series 2021-3, Class A1, 1.05%, due 6/25/2066	766,571 (b)(c)
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont’d
$1,348,135	Series 2021-6, Class A1, 1.63%, due 10/25/2066	$1,139,226 (b)(c)
1,805,940	Series 2024-4, Class A1, 6.22%, due 6/25/2069	1,818,656 (b)
43,533,915
Commercial Mortgage-Backed 4.3%
BANK
1,273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	1,107,716 (c)
620,000	Series 2023-BNK45, Class A5, 5.20%, due 2/15/2056	622,056
673,694	Series 2023-BNK45, Class B, 6.15%, due 2/15/2056	683,096 (c)
BBCMS Mortgage Trust
709,779	Series 2023-C22, Class A5, 6.80%, due 11/15/2056	795,284 (c)
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,557,975
Benchmark Mortgage Trust
11,117,146	Series 2021-B26, Class XA, 0.88%, due 6/15/2054	433,877 (c)(e)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	377,384
1,535,000	Series 2023-B39, Class A4, 5.50%, due 7/15/2056	1,578,169
1,307,000	Series 2023-B40, Class A5, 6.05%, due 12/15/2056	1,394,936
622,857	Series 2023-B40, Class AS, 6.59%, due 12/15/2056	673,422
565,000	Series 2024-V5, Class A3, 5.81%, due 1/10/2057	580,534
545,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, due 12/15/2056	583,832
BX Commercial Mortgage Trust
1,900,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.57%, due 9/15/2036	1,884,563 (b)(d)
1,386,086	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 6.25%, due 2/15/2039	1,389,168 (b)(d)
811,628	Series 2024-XL4, Class B, (1 mo. USD Term SOFR + 1.79%), 6.60%, due 2/15/2039	811,374 (b)(d)
1,918,000	BX Trust, Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 6.94%, due 7/15/2029	1,919,199 (b)(d)
1,416,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, (1 mo. USD Term SOFR + 1.55%), 6.35%, due 12/15/2037	1,414,230 (b)(d)
Citigroup Commercial Mortgage Trust
12,021	Series 2014-GC25, Class XA, 0.58%, due 10/10/2047	— (c)(e)
657,893	Series 2015-GC27, Class XA, 1.14%, due 2/10/2048	156 (c)(e)
583,049	Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	564,718 (c)
COMM Mortgage Trust
880,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	775,073
224,751	Series 2014-UBS3, Class XA, 0.65%, due 6/10/2047	2 (c)(e)
1,092,522	Series 2014-UBS6, Class XA, 0.63%, due 12/10/2047	11 (c)(e)
464,322	Series 2014-CR21, Class AM, 3.99%, due 12/10/2047	462,822
1,106,000	CONE Trust, Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.45%, due 8/15/2041	1,106,000 (b)(d)
18,238,603	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.86%, due 11/15/2048	105,915 (c)(e)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, due 10/10/2041	2,086,285 (b)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,900,478	Series KW03, Class X1, 0.77%, due 6/25/2027	314,714 (c)(e)
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	1,092,410 (c)(e)
22,626,370	Series K090, Class X1, 0.71%, due 2/25/2029	605,251 (c)(e)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	580,292 (c)(e)
1,607,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.30%, due 2/10/2056	1,621,108 (c)
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	859,345
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,101,062
1,775,000	Hilton USA Trust, Series 2016-HHV, Class A, 3.72%, due 11/5/2038	1,720,505 (b)
JP Morgan Chase Commercial Mortgage Securities Trust
743,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	710,304 (b)(c)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	650,910 (b)
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont’d
$765,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class AS, 4.02%, due 12/15/2048	$748,856
772,761	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	823,718 (c)
1,359,000	ORL Trust, Series 2023-GLKS, Class A, (1 mo. USD Term SOFR + 2.35%), 7.15%, due 10/19/2036	1,361,967 (b)(d)
2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	2,405,940 (b)
	Wells Fargo Commercial Mortgage Trust
1,350,000	Series 2024-1CHI, Class A, 5.31%, due 7/15/2035	1,346,949 (b)(c)
670,000	Series 2015-NXS4, Class C, 4.67%, due 12/15/2048	641,033 (c)
	WF-RBS Commercial Mortgage Trust
1,726,511	Series 2014-C25, Class XA, 0.67%, due 11/15/2047	17 (c)(e)
1,887,808	Series 2014-C22, Class XA, 0.34%, due 9/15/2057	19 (c)(e)
448,329	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	412,769 (c)
		39,904,966
Federal Home Loan Mortgage Corp. 10.7%
	Pass-Through Certificates
5,564,937	2.00%, due 12/1/2050 - 6/1/2052	4,440,472
24,027,400	2.50%, due 7/1/2050 - 9/1/2052	20,024,692
12,056,943	3.00%, due 8/1/2046 - 9/1/2053	10,494,122
5,729,477	3.50%, due 3/1/2046 - 12/1/2052	5,168,210
9,681,669	4.00%, due 3/1/2045 - 1/1/2054	8,984,173
4,240,060	4.50%, due 6/1/2039 - 12/1/2052	4,043,388
12,549,694	5.00%, due 3/1/2038 - 11/1/2053	12,213,372
20,598,743	5.50%, due 9/1/2052 - 10/1/2054	20,440,179
11,867,945	6.00%, due 12/1/2052 - 8/1/2054	11,955,593
1,027,809	6.50%, due 7/1/2053	1,050,918
		98,815,119
Federal National Mortgage Association 14.6%
	Pass-Through Certificates
16,253,704	2.00%, due 9/1/2050 - 5/1/2052	12,970,476
42,963,591	2.50%, due 8/1/2050 - 9/1/2052	35,763,613
19,941,594	3.00%, due 10/1/2041 - 9/1/2052	17,348,147
9,629,667	3.50%, due 8/1/2043 - 4/1/2053	8,686,379
5,825,214	4.00%, due 5/1/2046 - 10/1/2052	5,415,828
8,567,658	4.50%, due 4/1/2034 - 8/1/2054	8,172,591
21,293,103	5.00%, due 6/1/2033 - 11/1/2053	20,727,472
14,553,388	5.50%, due 11/1/2052 - 12/1/2053	14,435,473
9,463,803	6.00%, due 4/1/2053 - 8/1/2054	9,534,163
1,367,528	6.50%, due 12/1/2053 - 1/1/2054	1,397,565
		134,451,707
Government National Mortgage Association 2.8%
	Pass-Through Certificates
1,330,658	2.00%, due 2/20/2051 - 4/20/2051	1,085,921
5,905,789	2.50%, due 7/20/2050 - 3/20/2052	5,009,712
6,876,424	4.50%, due 3/20/2052 - 7/20/2054	6,570,016
6,294,604	5.00%, due 9/20/2052 - 3/20/2054	6,157,313
4,890,517	5.50%, due 11/20/2052 - 4/20/2054	4,872,506
1,579,547	6.00%, due 12/20/2052 - 7/20/2054	1,594,321
		25,289,789
Total Mortgage-Backed Securities (Cost $362,883,964)		341,995,496
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value
Asset-Backed Securities 9.1%
$800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 5.99%, due 4/15/2035	$800,337 (b)(d)
1,191,000	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, due 9/15/2032	1,190,435 (b)(g)
147,068	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	147,357 (b)
1,505,510	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	1,374,298 (b)
Avis Budget Rental Car Funding AESOP LLC
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,108,466 (b)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	671,410 (b)
3,000,000	Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.52%), 6.18%, due 7/15/2037	3,007,052 (b)(d)
1,258,600	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	1,136,564 (b)
1,098,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,098,000 (b)(f)(g)
1,498,726	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	1,520,320 (b)
Business Jet Securities LLC
1,705,898	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,725,300 (b)
303,722	Series 2024-2A, Class A, 5.36%, due 9/15/2039	298,478 (b)
649,000	Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, due 5/15/2028	654,089
487,410	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	490,761 (b)
8,328	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 5.31%, due 12/25/2033	8,171 (d)
2,500,000	Clover CLO LLC, Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.43%), 6.05%, due 7/20/2034	2,500,660 (b)(d)
1,163,554	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	1,170,389 (b)
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	613,211 (b)
CyrusOne Data Centers Issuer I LLC
1,094,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	1,093,354 (b)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	334,871 (b)
1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, (3 mo. USD Term SOFR + 1.51%), 6.17%, due 1/15/2034	1,000,254 (b)(d)
848,189	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	852,502 (b)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, (3 mo. USD Term SOFR + 1.38%), 6.01%, due 7/18/2037	1,903,800 (b)(d)
1,000,000	Empower CLO Ltd., Series 2022-1A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 6.01%, due 10/20/2037	1,003,997 (b)(d)
1,740,022	Foundation Finance Trust, Series 2024-2A, Class A, 4.60%, due 3/15/2050	1,724,661 (b)
1,000,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 6.06%, due 1/30/2035	1,000,375 (b)(d)
Hilton Grand Vacations Trust
1,405,120	Series 2022-2A, Class A, 4.30%, due 1/25/2037	1,378,237 (b)
578,804	Series 2024-1B, Class A, 5.75%, due 9/15/2039	578,930 (b)
601,000	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, due 10/20/2032	600,610 (b)(g)
JP Morgan Mortgage Trust
1,074,060	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.59%, due 3/20/2054	1,081,396 (b)(d)
465,436	Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 6.47%, due 5/25/2054	468,336 (b)(d)
1,229,255	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.39%, due 8/25/2054	1,235,345 (b)(d)
157,357	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	155,407 (b)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 6.27%, due 4/20/2037	1,004,411 (b)(d)
1,631,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	1,647,237 (b)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 6.02%, due 1/25/2035	1,000,192 (b)(d)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 5.97%, due 4/15/2035	900,316 (b)(d)
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont’d
$1,084,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, due 4/20/2054	$1,108,125 (b)
1,233,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	1,254,637 (b)
MVW LLC
559,614	Series 2021-2A, Class A, 1.43%, due 5/20/2039	524,372 (b)
568,929	Series 2021-2A, Class B, 1.83%, due 5/20/2039	534,678 (b)
349,695	Series 2023-1A, Class A, 4.93%, due 10/20/2040	348,379 (b)
1,883,000	Series 2024-2A, Class A, 4.43%, due 3/20/2042	1,847,616 (b)
1,394,962	Series 2024-1A, Class A, 5.32%, due 2/20/2043	1,400,937 (b)
Navient Private Education Refi Loan Trust
721,286	Series 2021-BA, Class A, 0.94%, due 7/15/2069	645,472 (b)
894,068	Series 2021-CA, Class A, 1.06%, due 10/15/2069	799,157 (b)
2,644,414	Series 2021-EA, Class A, 0.97%, due 12/16/2069	2,314,730 (b)
787,712	Series 2021-GA, Class A, 1.58%, due 4/15/2070	696,092 (b)
2,119,167	Series 2024-A, Class A, 5.66%, due 10/15/2072	2,153,486 (b)
1,000,000	Oaktree CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.44%), 6.10%, due 1/15/2035	1,000,336 (b)(d)
OneMain Financial Issuance Trust
2,440,000	Series 2020-2A, Class A, 1.75%, due 9/14/2035	2,330,018 (b)
1,616,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,649,680 (b)
PFS Financing Corp.
1,808,000	Series 2022-C, Class A, 3.89%, due 5/15/2027	1,798,400 (b)
681,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	689,607 (b)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 6.00%, due 4/17/2034	1,001,000 (b)(d)
1,000,000	Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 6.01%, due 10/20/2037	1,003,500 (b)(d)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 6.18%, due 4/25/2037	1,006,742 (b)(d)
SBA Tower Trust
719,000	1.88%, due 7/15/2050	692,399 (b)
201,000	2.33%, due 7/15/2052	183,257 (b)
Sierra Timeshare Receivables Funding LLC
254,020	Series 2020-2A, Class A, 1.33%, due 7/20/2037	248,943 (b)
230,566	Series 2020-2A, Class C, 3.51%, due 7/20/2037	227,431 (b)
170,412	Series 2021-2A, Class A, 1.35%, due 9/20/2038	163,399 (b)
375,310	Series 2022-1A, Class A, 3.05%, due 10/20/2038	366,275 (b)
907,249	Series 2022-1A, Class B, 3.55%, due 10/20/2038	887,125 (b)
753,100	Series 2023-2A, Class A, 5.80%, due 4/20/2040	753,031 (b)
593,185	Series 2023-3A, Class A, 6.10%, due 9/20/2040	604,475 (b)
1,301,892	Series 2024-2A, Class B, 5.29%, due 6/20/2041	1,286,107 (b)
1,156,585	Series 2024-1A, Class A, 5.15%, due 1/20/2043	1,154,047 (b)
SoFi Professional Loan Program LLC
286,730	Series 2018-A, Class A2B, 2.95%, due 2/25/2042	283,582 (b)
85,044	Series 2018-B, Class A2FX, 3.34%, due 8/25/2047	84,092 (b)
1,435,000	Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	1,450,729 (b)
1,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	1,264,272 (b)
1,256,850	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	1,265,820 (b)
Taco Bell Funding LLC
1,116,563	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	1,111,510 (b)
643,538	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	598,043 (b)
1,036,502	TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, (3 mo. USD Term SOFR + 1.32%), 5.93%, due 1/29/2032	1,037,789 (b)(d)
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont’d
$500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.92%, due 4/20/2034	$500,354 (b)(d)
1,485,116	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	1,488,088 (b)
1,853,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,875,923 (b)
1,000,000	TRESTLES CLO V Ltd., Series 2021-5A, Class A1, (3 mo. USD Term SOFR + 1.43%), 6.05%, due 10/20/2034	1,001,850 (b)(d)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3 mo. USD Term SOFR + 1.38%), 6.20%, due 10/25/2037	2,002,943 (b)(d)
1,068,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, due 4/20/2054	1,088,385 (b)
Total Asset-Backed Securities (Cost $84,396,768)		84,206,362

Corporate Bonds 24.2%
Aerospace & Defense 0.7%
6,774,000	Boeing Co., 5.04%, due 5/1/2027	6,748,974
Agriculture 1.4%
Bunge Ltd. Finance Corp.
2,240,000	4.20%, due 9/17/2029	2,181,267
2,000,000	4.65%, due 9/17/2034	1,918,200
Imperial Brands Finance PLC
2,240,000	5.50%, due 2/1/2030	2,264,930 (b)
3,045,000	5.88%, due 7/1/2034	3,072,102 (b)
3,395,000	Philip Morris International, Inc., 5.13%, due 2/15/2030	3,436,836
12,873,335
Airlines 0.2%
1,917,544	United Airlines Pass-Through Trust, 5.88%, due 4/15/2029	1,960,561
Auto Manufacturers 0.3%
2,730,000	General Motors Co., 6.80%, due 10/1/2027	2,862,546
Banks 3.8%
3,800,000	Banco Santander SA, 6.92%, due 8/8/2033	4,083,902
2,175,000	Barclays PLC, 7.12%, due 6/27/2034	2,358,479 (h)
5,695,000	BPCE SA, 5.94%, due 5/30/2035	5,794,237 (b)(h)
1,655,000	Citigroup, Inc., 3.89%, due 1/10/2028	1,622,305 (h)
2,210,000	Deutsche Bank AG, 5.40%, due 9/11/2035	2,145,585 (h)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,329,773 (h)(i)
Morgan Stanley
2,065,000	3.63%, due 1/20/2027	2,026,297
1,105,000	5.42%, due 7/21/2034	1,116,391 (h)
1,465,000	5.83%, due 4/19/2035	1,522,598 (h)
675,000	Norinchukin Bank, 5.09%, due 10/16/2029	675,546 (b)
Santander Holdings USA, Inc.
625,000	6.12%, due 5/31/2027	634,115 (h)
2,350,000	6.34%, due 5/31/2035	2,399,471 (h)
3,515,000	Societe Generale SA, 1.49%, due 12/14/2026	3,365,194 (b)(h)
1,990,000	Truist Financial Corp., 5.71%, due 1/24/2035	2,026,038 (h)
1,265,000	UBS AG, 5.65%, due 9/11/2028	1,304,036
2,455,000	Wells Fargo & Co., 5.50%, due 1/23/2035	2,489,938 (h)
34,893,905
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value

Beverages 0.4%
$3,410,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	$3,286,351
Building Materials 0.2%
1,878,000	Carrier Global Corp., 5.90%, due 3/15/2034	1,973,093
Diversified Financial Services 0.4%
3,595,000	Ally Financial, Inc., 6.18%, due 7/26/2035	3,588,195 (h)
Electric 1.4%
1,690,000	DTE Energy Co., 4.95%, due 7/1/2027	1,699,321
1,600,000	Indianapolis Power & Light Co., 5.70%, due 4/1/2054	1,631,199 (b)
1,680,000	National Grid PLC, 5.42%, due 1/11/2034	1,698,028
1,360,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	1,366,250
	Pacific Gas & Electric Co.
1,245,000	6.40%, due 6/15/2033	1,324,939
1,635,000	6.95%, due 3/15/2034	1,813,141
2,535,000	4.95%, due 7/1/2050	2,223,111
1,457,000	Tampa Electric Co., 4.90%, due 3/1/2029	1,456,135
		13,212,124
Entertainment 1.1%
12,565,000	Warnermedia Holdings, Inc., 5.05%, due 3/15/2042	10,027,394
Food 0.1%
1,265,000	Campbell Soup Co., 4.75%, due 3/23/2035	1,215,962
Gas 0.2%
1,725,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,427,015
Hand - Machine Tools 0.6%
	Regal Rexnord Corp.
470,000	6.05%, due 4/15/2028	481,248
4,595,000	6.40%, due 4/15/2033	4,801,077
		5,282,325
Healthcare - Products 0.5%
445,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	444,235
	Solventum Corp.
2,155,000	5.60%, due 3/23/2034	2,171,730 (b)
1,855,000	6.00%, due 5/15/2064	1,859,431 (b)
		4,475,396
Healthcare - Services 0.2%
	HCA, Inc.
905,000	5.45%, due 4/1/2031	915,099
1,255,000	3.50%, due 7/15/2051	854,692
465,000	Roche Holdings, Inc., 4.59%, due 9/9/2034	453,995 (b)
		2,223,786
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value

Insurance 0.8%
	Aon North America, Inc.
$1,790,000	5.15%, due 3/1/2029	$1,809,716
1,225,000	5.30%, due 3/1/2031	1,247,813
3,635,000	5.45%, due 3/1/2034	3,690,143
460,000	5.75%, due 3/1/2054	465,516
		7,213,188
Internet 0.7%
	Meta Platforms, Inc.
1,460,000	5.40%, due 8/15/2054	1,466,674
2,490,000	5.55%, due 8/15/2064	2,523,920
	Uber Technologies, Inc.
2,135,000	4.80%, due 9/15/2034	2,069,698
575,000	5.35%, due 9/15/2054	548,364
		6,608,656
Multi-National 2.1%
2,670,000	African Development Bank, 3.50%, due 9/18/2029	2,585,811
1,520,000	Asian Infrastructure Investment Bank, 4.25%, due 3/13/2034	1,505,840
1,490,000	Corp. Andina de Fomento, 5.00%, due 1/24/2029	1,508,151
1,645,000	Council of Europe Development Bank, 4.13%, due 1/24/2029	1,636,306
1,545,000	European Investment Bank, 3.75%, due 11/15/2029	1,513,765
2,135,000	Inter-American Development Bank, 3.63%, due 9/17/2031	2,051,796
1,925,000	Inter-American Investment Corp., 4.25%, due 2/14/2029	1,920,662
	International Bank for Reconstruction & Development
3,150,000	3.88%, due 10/16/2029	3,106,460
1,730,000	3.88%, due 8/28/2034	1,663,319
2,160,000	Nordic Investment Bank, 4.25%, due 2/28/2029	2,161,023
		19,653,133
Office - Business Equipment 0.1%
718,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	685,080
Oil & Gas 2.0%
1,230,000	Devon Energy Corp., 5.75%, due 9/15/2054	1,144,644
	Diamondback Energy, Inc.
835,000	5.20%, due 4/18/2027	843,525
1,245,000	5.15%, due 1/30/2030	1,252,419
1,430,000	4.25%, due 3/15/2052	1,115,051
1,200,000	5.75%, due 4/18/2054	1,165,595
1,315,000	5.90%, due 4/18/2064	1,273,593
2,105,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	2,102,314
	Occidental Petroleum Corp.
1,280,000	5.20%, due 8/1/2029	1,276,811
1,273,000	6.13%, due 1/1/2031	1,311,895
835,000	6.45%, due 9/15/2036	863,517
2,840,000	Phillips 66, 1.30%, due 2/15/2026	2,722,673
	TotalEnergies Capital SA
990,000	5.15%, due 4/5/2034	999,126
1,240,000	5.49%, due 4/5/2054	1,231,985
870,000	5.64%, due 4/5/2064	866,939
		18,170,087
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value

Pharmaceuticals 0.7%
	AbbVie, Inc.
$1,475,000	4.95%, due 3/15/2031	$1,490,163
697,000	4.05%, due 11/21/2039	612,509
1,165,000	5.40%, due 3/15/2054	1,173,814
1,860,000	CVS Health Corp., 3.00%, due 8/15/2026	1,799,780
895,000	Novartis Capital Corp., 4.00%, due 9/18/2031	860,581
855,000	Pfizer Investment Enterprises Pte. Ltd., 5.34%, due 5/19/2063	822,799
		6,759,646
Pipelines 1.8%
800,000	Eastern Energy Gas Holdings LLC, 5.65%, due 10/15/2054	781,724
	Enbridge, Inc.
240,000	5.30%, due 4/5/2029	243,516
1,235,000	5.70%, due 3/8/2033	1,266,449
1,570,000	5.63%, due 4/5/2034	1,596,525
810,000	5.95%, due 4/5/2054	828,502
3,020,000	Energy Transfer LP, 5.95%, due 5/15/2054	2,974,706
5,520,000	Enterprise Products Operating LLC, 4.95%, due 2/15/2035	5,430,678
470,000	Northern Natural Gas Co., 5.63%, due 2/1/2054	467,817 (b)
	ONEOK, Inc.
1,275,000	5.05%, due 11/1/2034	1,237,109
2,250,000	5.70%, due 11/1/2054	2,169,511
		16,996,537
Semiconductors 2.2%
	Broadcom, Inc.
1,705,000	5.05%, due 7/12/2029	1,719,548
2,025,000	5.15%, due 11/15/2031	2,042,547
2,585,000	3.42%, due 4/15/2033	2,277,570 (b)
4,275,000	3.19%, due 11/15/2036	3,473,235 (b)
5,760,000	Foundry JV Holdco LLC, 6.25%, due 1/25/2035	5,890,686 (b)
	Intel Corp.
565,000	3.25%, due 11/15/2049	360,758
3,925,000	4.75%, due 3/25/2050	3,211,908
943,000	4.90%, due 8/5/2052	782,929
490,000	5.90%, due 2/10/2063	465,340
		20,224,521
Software 0.6%
	Cadence Design Systems, Inc.
1,190,000	4.30%, due 9/10/2029	1,167,229
2,725,000	4.70%, due 9/10/2034	2,658,894
1,665,000	Oracle Corp., 3.60%, due 4/1/2050	1,198,884
		5,025,007
Telecommunications 1.7%
2,720,000	AT&T, Inc., 3.50%, due 9/15/2053	1,895,632
	T-Mobile USA, Inc.
2,525,000	3.38%, due 4/15/2029	2,370,725
2,245,000	2.55%, due 2/15/2031	1,952,256
1,940,000	6.00%, due 6/15/2054	2,037,877
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Principal Amount		Value

Telecommunications – cont’d
	Verizon Communications, Inc.
$1,585,000	5.05%, due 5/9/2033	$1,586,397
2,115,000	4.78%, due 2/15/2035	2,037,061 (b)
580,000	5.50%, due 2/23/2054	576,965
	Vodafone Group PLC
2,110,000	5.75%, due 6/28/2054	2,091,646
1,270,000	5.88%, due 6/28/2064	1,248,632
		15,797,191
Total Corporate Bonds (Cost $223,458,316)		223,184,008
Foreign Government Securities 1.7%
970,000	Japan Bank for International Cooperation, 4.63%, due 4/17/2034	976,973
2,011,000	Mexico Government International Bonds, 6.00%, due 5/7/2036	1,951,003
1,000,000	Province of Alberta, 4.50%, due 1/24/2034	986,941
1,320,000	Province of British Columbia, 4.75%, due 6/12/2034	1,329,249
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,216,027
	Province of Ontario
3,530,000	3.70%, due 9/17/2029	3,426,702
1,815,000	5.05%, due 4/24/2034	1,868,397
	Province of Quebec
1,610,000	4.50%, due 4/3/2029	1,618,053
1,740,000	4.25%, due 9/5/2034	1,683,457

Total Foreign Government Securities (Cost $15,218,540)		15,056,802
Number of Shares
Short-Term Investments 1.5%
Investment Companies 1.5%
14,098,457	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(j) (Cost $14,098,457)	14,098,457
Total Investments 100.0% (Cost $944,878,072)		921,924,060
Other Assets Less Liabilities 0.0%(k)		292,332 (l)
Net Assets 100.0%		$922,216,392

(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $174,709,040, which represents 18.9% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2024.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
(d)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only”
holding.

(f)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $1,098,006, which represents
0.1% of net assets of the Fund.

(g)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $2,889,045, which represents 0.3% of net assets of the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	Represents 7-day effective yield as of October 31, 2024.
(k)	Represents less than 0.05% of net assets of the Fund.
(l)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2024.
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$810,754,124	87.9%
Supranational	19,653,133	2.1%
Canada	16,063,818	1.8%
United Kingdom	14,063,590	1.5%
Cayman Islands	13,862,094	1.5%
France	12,257,481	1.3%
Spain	4,083,902	0.5%
Jersey	4,011,463	0.5%
Belgium	3,286,351	0.4%
Switzerland	2,164,617	0.2%
Germany	2,145,585	0.2%
Mexico	1,951,003	0.2%
Ireland	1,875,923	0.2%
Japan	1,652,519	0.2%
Short-Term Investments and Other Assets—Net	14,390,789	1.5%
	$922,216,392	100.0%
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At October 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	157	U.S. Treasury Long Bond	$18,521,094	$(1,147,516)
12/2024	232	U.S. Treasury Note, 10 Year	25,628,750	(666,675)
12/2024	135	U.S. Treasury Note, 2 Year	27,802,617	(223,927)
12/2024	1,111	U.S. Treasury Note, 5 Year	119,137,391	(2,007,739)
Total Long Positions			$191,089,852	$(4,045,857)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	807	U.S. Treasury Note, Ultra 10 Year	$(91,796,250)	$2,883,651
12/2024	59	U.S. Treasury Ultra Bond	(7,411,875)	133,388
Total Short Positions			$(99,208,125)	$3,017,039
Total Futures				$(1,028,818)
At October 31, 2024, the Fund had $2,005,214 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2024, the average notional value for the months where the Fund had futures outstanding was $118,595,179 for long positions and $(43,646,668) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$239,624,724	$—	$239,624,724
U.S. Government Agency Securities	—	3,758,211	—	3,758,211
Mortgage-Backed Securities#	—	341,995,496	—	341,995,496
Asset-Backed Securities	—	84,206,362	—	84,206,362
Corporate Bonds#	—	223,184,008	—	223,184,008
Foreign Government Securities	—	15,056,802	—	15,056,802
Short-Term Investments	—	14,098,457	—	14,098,457
Total Investments	$—	$921,924,060	$—	$921,924,060

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Financial Statements

Schedule of Investments Core Bond Fund^   (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$3,017,039	$—	$—	$3,017,039
Liabilities	(4,045,857)	—	—	(4,045,857)
Total	$(1,028,818)	$—	$—	$(1,028,818)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a “—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^
October 31, 2024

Principal Amount(a)		Value
Corporate Bonds 28.2%
Argentina 0.7%
$223,000	Telecom Argentina SA, 9.50%, due 7/18/2031	$229,690 (b)
194,000	YPF Energia Electrica SA, 7.88%, due 10/16/2032	190,353 (b)
YPF SA
150,000	6.95%, due 7/21/2027	146,335 (c)
292,000	9.50%, due 1/17/2031	308,024 (b)
225,000	7.00%, due 12/15/2047	189,242 (c)
1,063,644
Azerbaijan 0.5%
Southern Gas Corridor CJSC
500,000	6.88%, due 3/24/2026	509,595 (c)
200,000	6.88%, due 3/24/2026	203,838 (c)
713,433
Bahrain 0.1%
200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	214,769 (c)
Brazil 2.1%
200,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	204,618 (c)
200,000	Banco BTG Pactual SA, 6.25%, due 4/8/2029	204,467 (b)
200,000	Braskem Netherlands Finance BV, 4.50%, due 1/31/2030	173,891 (c)
200,000	Centrais Eletricas Brasileiras SA, 6.50%, due 1/11/2035	196,200 (b)
300,000	CSN Resources SA, 4.63%, due 6/10/2031	237,606 (c)
233,000	FS Luxembourg SARL, 8.88%, due 2/12/2031	237,685 (b)
233,949	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	198,209 (c)
200,000	Minerva Luxembourg SA, 4.38%, due 3/18/2031	169,080 (c)
200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	199,500 (b)(d)
200,000	Nexa Resources SA, 6.75%, due 4/9/2034	206,644 (b)
200,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	202,585 (b)
164,000	Rede D'or Finance SARL, 4.50%, due 1/22/2030	151,610 (c)
Samarco Mineracao SA
43,071	8.50% Cash/0.50% PIK, due 6/30/2031	40,902 (c)(e)
145,365	8.50% Cash/0.50% PIK, due 6/30/2031	138,045 (b)(e)
200,000	Suzano Austria GmbH, 3.75%, due 1/15/2031	178,372
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	209,558 (b)
200,000	Yinson Boronia Production BV, 8.95%, due 7/31/2042	211,778 (b)
3,160,750
Chile 1.4%
279,000	AES Andes SA, 8.15%, due 6/10/2055	284,953 (b)(f)
200,000	Antofagasta PLC, 5.63%, due 5/13/2032	201,135 (c)
Banco de Credito e Inversiones SA
200,000	8.75%, due 5/8/2029	211,298 (b)(f)(g)
212,000	7.50%, due 12/12/2034	211,788 (b)(f)(g)
200,000	Celulosa Arauco y Constitucion SA, 5.15%, due 1/29/2050	170,659 (c)
227,000	Cencosud SA, 5.95%, due 5/28/2031	229,832 (b)
200,000	Corp. Nacional del Cobre de Chile, 3.70%, due 1/30/2050	139,778 (b)
278,000	Inversiones CMPC SA, 6.13%, due 2/26/2034	284,011 (b)
155,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	155,194 (b)
200,000	VTR Finance NV, 6.38%, due 7/15/2028	191,026 (b)
2,079,674
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
China 0.9%
BOC Aviation Ltd.
	$200,000	4.50%, due 5/23/2028	$197,518 (c)
	400,000	3.00%, due 9/11/2029	367,912 (c)
	200,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	168,948 (c)
	200,000	Lenovo Group Ltd., 3.42%, due 11/2/2030	181,303 (c)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	207,238 (c)
	200,000	Tencent Holdings Ltd., 3.68%, due 4/22/2041	163,859 (c)
1,286,778
Colombia 1.1%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	167,588 (c)(f)(g)
	260,000	Bancolombia SA, 8.63%, due 12/24/2034	270,896 (f)
	200,000	Colombia Telecomunicaciones SA ESP, 4.95%, due 7/17/2030	172,930 (c)
Ecopetrol SA
	200,000	7.75%, due 2/1/2032	194,997
	200,000	8.88%, due 1/13/2033	205,478
COP	1,261,000,000	Empresas Publicas de Medellin ESP, 8.38%, due 11/8/2027	258,855 (b)
	$200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	174,632 (c)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	200,921 (b)
1,646,297
Ghana 0.2%
	200,000	Kosmos Energy Ltd., 7.50%, due 3/1/2028	191,314 (c)
	171,000	Tullow Oil PLC, 10.25%, due 5/15/2026	156,404 (b)
347,718
Guatemala 0.4%
	135,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	129,497 (b)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	193,001 (b)
	270,000	Millicom International Cellular SA, 6.25%, due 3/25/2029	268,340 (c)
590,838
Hong Kong 1.2%
	200,000	AIA Group Ltd., 3.20%, due 9/16/2040	154,365 (c)
	200,000	CAS Capital No. 1 Ltd., 4.00%, due 7/12/2026	191,126 (c)(f)(g)
	200,000	CK Hutchison International 23 Ltd., 4.88%, due 4/21/2033	196,772 (b)
	300,000	CK Hutchison International 24 Ltd., 5.50%, due 4/26/2034	307,144 (b)
	200,000	FWD Group Holdings Ltd., 8.05%, due 12/15/2024	200,100 (c)(f)(g)
	200,000	NWD Finance BVI Ltd., 5.25%, due 3/22/2026	167,000 (c)(f)(g)
	200,000	Prudential Funding Asia PLC, 2.95%, due 11/3/2033	182,264 (c)(f)
	200,000	Standard Chartered PLC, 6.30%, due 7/6/2034	211,058 (b)(f)
	200,000	Sun Hung Kai Properties Capital Market Ltd., 2.88%, due 1/21/2030	180,579 (c)
1,790,408
India 1.4%
Adani Ports & Special Economic Zone Ltd.
	200,000	4.20%, due 8/4/2027	191,149 (c)
	200,000	4.38%, due 7/3/2029	185,463 (c)
	200,000	Axis Bank Ltd./Gandhinagar, 4.10%, due 9/8/2026	191,800 (c)(f)(g)
	200,000	Continuum Green Energy India Pvt/Co-Issuers, 7.50%, due 6/26/2033	206,500 (c)
	179,000	Greenko Dutch BV, 3.85%, due 3/29/2026	172,377 (b)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	264,545 (c)(f)(g)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
India – cont'd
	$200,000	Power Finance Corp. Ltd., 3.95%, due 4/23/2030	$187,446 (c)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	270,411 (b)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	186,598 (c)
	200,000	Vedanta Resources Finance II PLC, 10.88%, due 9/17/2029	205,452 (b)
2,061,741
Indonesia 0.9%
	400,000	Bank Negara Indonesia Persero Tbk. PT, 4.30%, due 3/24/2027	382,050 (c)(f)(g)
	200,000	Indofood CBP Sukses Makmur Tbk. PT, 3.54%, due 4/27/2032	177,758 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	200,000	1.88%, due 11/5/2031	185,233 (c)
EUR	200,000	1.88%, due 11/5/2031	185,233 (b)
	$200,000	5.25%, due 5/15/2047	181,262 (c)
	200,000	6.15%, due 5/21/2048	200,886 (b)
1,312,422
Israel 0.4%
	250,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	238,368 (c)(f)
Energean Israel Finance Ltd.
	150,000	4.88%, due 3/30/2026	145,388 (c)
	10,000	8.50%, due 9/30/2033	9,509 (c)
	200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/1/2046	140,998
534,263
Kazakhstan 0.5%
KazMunayGas National Co. JSC
	250,000	5.38%, due 4/24/2030	246,382 (c)
	360,000	5.75%, due 4/19/2047	317,622 (c)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	169,521 (b)
733,525
Korea 0.8%
	200,000	Hanwha Life Insurance Co. Ltd., 3.38%, due 2/4/2032	191,709 (c)(f)
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	171,383 (c)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	187,479 (b)
SK Hynix, Inc.
	200,000	6.38%, due 1/17/2028	207,404 (b)
	200,000	6.50%, due 1/17/2033	214,609 (b)
	200,000	Woori Bank, 6.38%, due 7/24/2029	204,500 (b)(f)(g)
1,177,084
Kuwait 0.5%
	200,000	MEGlobal BV, 2.63%, due 4/28/2028	182,091 (c)
	200,000	MEGlobal Canada ULC, 5.88%, due 5/18/2030	206,280 (c)
	200,000	NBK SPC Ltd., 5.50%, due 6/6/2030	205,050 (b)(f)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	195,661 (b)(f)(g)
789,082
Macau 1.0%
	200,000	Las Vegas Sands Corp., 3.90%, due 8/8/2029	186,897
	400,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	381,660 (c)
	450,000	Sands China Ltd., 5.40%, due 8/8/2028	447,463
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	288,939 (c)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Macau – cont'd
	$200,000	Wynn Macau Ltd., 5.63%, due 8/26/2028	$191,967 (c)
1,496,926
Malaysia 0.3%
	250,000	GENM Capital Labuan Ltd., 3.88%, due 4/19/2031	223,382 (c)
	200,000	TNB Global Ventures Capital Bhd., 4.85%, due 11/1/2028	199,753 (c)
423,135
Mexico 3.0%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	216,742 (c)
	208,000	BBVA Bancomer SA, 8.13%, due 1/8/2039	214,041 (b)(f)
	200,000	Bimbo Bakeries USA, Inc., 5.38%, due 1/9/2036	196,545 (b)
	200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 2/15/2039	206,203 (b)
Cemex SAB de CV
	200,000	5.13%, due 6/8/2026	195,304 (c)(f)(g)
	222,000	9.13%, due 3/14/2028	236,340 (b)(f)(g)
	200,000	Cibanco SA Ibm/PLA Administradora Industrial S de Real de CV, 4.96%, due 7/18/2029	192,714 (b)
	153,600	Cometa Energia SA de CV, 6.38%, due 4/24/2035	150,987 (c)
Comision Federal de Electricidad
MXN	6,480,000	7.35%, due 11/25/2025	310,344
	$400,000	4.69%, due 5/15/2029	381,189 (b)
	200,000	3.35%, due 2/9/2031	168,598 (b)
	200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	200,500 (b)
	200,000	Grupo Aeromexico SAB de CV, 8.25%, due 11/15/2029	199,500 (b)(d)
Petroleos Mexicanos
	150,000	6.75%, due 9/21/2047	107,394
	1,574,000	7.69%, due 1/23/2050	1,221,312
	69,000	6.95%, due 1/28/2060	49,166
	200,000	Trust Fibra Uno, 7.38%, due 2/13/2034	198,508 (b)
4,445,387
Nigeria 0.4%
	400,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	399,604 (c)
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	199,227 (b)
598,831
Oman 0.3%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	197,858 (c)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	250,980 (b)
448,838
Panama 0.4%
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	152,557 (c)
	200,000	Sable International Finance Ltd., 7.13%, due 10/15/2032	201,000 (b)
	200,000	Telecomunicaciones Digitales SA, 4.50%, due 1/30/2030	182,778 (c)
536,335
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	199,500 (b)
Peru 0.8%
	125,000	Banco de Credito del Peru SA, 3.13%, due 7/1/2030	121,862 (c)(f)
	200,000	Cia de Minas Buenaventura SAA, 5.50%, due 7/23/2026	196,918 (c)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Peru – cont'd
	$200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, due 9/18/2033	$218,320 (b)
	200,000	Minsur SA, 4.50%, due 10/28/2031	179,851 (c)
Petroleos del Peru SA
	247,000	5.63%, due 6/19/2047	161,595 (b)
	200,000	5.63%, due 6/19/2047	130,846 (c)
	98,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, due 7/3/2036	100,812 (b)
1,110,204
Philippines 0.2%
	240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	233,184 (c)(f)(g)
Qatar 0.6%
	200,000	CBQ Finance Ltd., 2.00%, due 5/12/2026	190,754 (c)
	200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	194,045 (c)(f)(g)
	200,000	Ooredoo International Finance Ltd., 2.63%, due 4/8/2031	176,729 (b)
QatarEnergy
	200,000	3.13%, due 7/12/2041	151,549 (b)
	200,000	3.30%, due 7/12/2051	141,912 (b)
854,989
Russia 0.0%(h)
	300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	16,242 (c)(i)
Saudi Arabia 0.6%
	200,000	BSF Finance, 5.50%, due 11/23/2027	203,621 (c)
	200,000	EIG Pearl Holdings SARL, 4.39%, due 11/30/2046	158,486 (c)
Saudi Arabian Oil Co.
	400,000	4.25%, due 4/16/2039	351,554 (c)
	200,000	4.38%, due 4/16/2049	165,036 (c)
878,697
Serbia 0.1%
	200,000	Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, due 10/28/2029	200,438 (b)
Singapore 0.3%
	200,000	GLP Pte. Ltd., 3.88%, due 6/4/2025	194,994 (c)
	240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	226,112 (b)(f)
421,106
South Africa 0.8%
	200,000	Anglo American Capital PLC, 3.88%, due 3/16/2029	190,753 (c)
	200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	194,250 (c)
Prosus NV
	200,000	3.68%, due 1/21/2030	182,716 (c)
	200,000	4.19%, due 1/19/2032	181,850 (c)
	200,000	3.83%, due 2/8/2051	134,088 (c)
	260,000	Sasol Financing USA LLC, 8.75%, due 5/3/2029	267,225 (b)
1,150,882
Supranational 2.2%
	200,000	Africa Finance Corp., 2.88%, due 4/28/2028	182,956 (c)
Asian Development Bank
COP	704,000,000	11.20%, due 1/31/2025	159,023
COP	1,257,000,000	12.75%, due 3/3/2025	286,637
COP	771,000,000	13.00%, due 3/7/2025	175,613
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Supranational – cont'd
COP	1,619,000,000	10.10%, due 1/23/2026	$367,136
MXN	4,000,000	0.00%, due 4/20/2043	33,148
Asian Infrastructure Investment Bank
INR	17,900,000	7.20%, due 7/2/2031	214,031 (c)
MXN	4,800,000	0.00%, due 2/8/2038	66,019 (c)
Banque Ouest Africaine de Developpement
	$205,000	5.00%, due 7/27/2027	200,141 (b)
	200,000	4.70%, due 10/22/2031	182,000 (b)
International Bank for Reconstruction & Development
INR	41,100,000	6.75%, due 7/13/2029	481,960
INR	59,100,000	6.50%, due 4/17/2030	677,828
COP	990,000,000	International Finance Corp., 0.00%, due 8/16/2028	157,317
3,183,809
Taiwan 0.1%
	$209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	203,035
Thailand 0.7%
Bangkok Bank PCL
	200,000	5.00%, due 9/23/2025	197,907 (c)(f)(g)
	200,000	4.30%, due 6/15/2027	197,685 (b)
	200,000	3.73%, due 9/25/2034	182,397 (c)(f)
	200,000	Kasikornbank PCL, 3.34%, due 10/2/2031	190,556 (c)(f)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	213,597 (c)
982,142
Trinidad And Tobago 0.1%
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	195,060 (b)
Turkey 1.2%
	200,000	Akbank TAS, 9.37%, due 3/14/2029	204,673 (b)(f)(g)
	200,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, due 7/25/2029	194,360 (b)
	200,000	Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, due 11/15/2028	206,700 (c)
	200,000	Pegasus Hava Tasimaciligi AS, 8.00%, due 9/11/2031	197,540 (b)
	200,000	Sisecam U.K. PLC, 8.63%, due 5/2/2032	203,800 (b)
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	248,094 (b)
	240,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	247,248 (b)
	260,000	Yapi ve Kredi Bankasi AS, 9.74%, due 4/4/2029	268,773 (b)(f)(g)
1,771,188
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	108,159 (c)
United Arab Emirates 1.1%
	$400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	359,882 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	182,494 (b)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	195,024 (c)
	400,000	DP World Ltd., 6.85%, due 7/2/2037	441,361 (c)
	200,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	199,160 (c)(f)(g)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	165,617 (b)
	179,948	2.94%, due 9/30/2040	145,559 (b)
1,689,097
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Uzbekistan 0.1%
	$200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	$200,330 (b)
Venezuela 0.3%
Petroleos de Venezuela SA
	1,347,609	6.00%, due 5/16/2024	126,675 (c)(i)
	1,631,452	6.00%, due 11/15/2026	154,988 (c)(i)
	650,000	5.38%, due 4/12/2027	62,924 (c)(i)
	784,800	5.38%, due 4/12/2027	76,032 (c)(i)
420,619
Zambia 0.3%
First Quantum Minerals Ltd.
	200,000	6.88%, due 10/15/2027	198,656 (b)
	250,000	8.63%, due 6/1/2031	252,909 (c)
451,565

Total Corporate Bonds (Cost $44,424,522)			41,722,124
Foreign Government Securities 63.0%
Angola 0.4%
Angolan Government International Bonds
	200,000	8.75%, due 4/14/2032	181,000 (c)
	258,000	9.38%, due 5/8/2048	219,909 (c)
	200,000	9.13%, due 11/26/2049	167,000 (c)
567,909
Argentina 0.9%
Argentine Republic Government International Bonds
	150,000	1.00%, due 7/9/2029	107,650
	496,320	0.75%, due 7/9/2030	333,940 (j)
EUR	102,074	0.13%, due 7/9/2030	70,788
	$671,969	4.13%, due 7/9/2035	370,866 (j)
	260,000	3.50%, due 7/9/2041	133,221 (j)
	550,000	4.13%, due 7/9/2046	314,981 (j)
1,331,446
Armenia 0.1%
	200,000	Republic of Armenia International Bonds, 3.60%, due 2/2/2031	167,480 (c)
Azerbaijan 0.6%
Republic of Azerbaijan International Bonds
	200,000	5.13%, due 9/1/2029	195,950 (c)
	200,000	3.50%, due 9/1/2032	173,653 (c)
State Oil Co. of the Azerbaijan Republic
	310,000	6.95%, due 3/18/2030	323,942 (c)
	200,000	6.95%, due 3/18/2030	208,995 (c)
902,540
Bahamas 0.1%
	200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	189,360 (c)
Benin 0.1%
EUR	200,000	Benin Government International Bonds, 4.95%, due 1/22/2035	181,169 (c)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Bermuda 0.1%
	$200,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	$193,600 (c)
Brazil 2.8%
		Brazil Government International Bonds
	300,000	6.25%, due 3/18/2031	305,306
	420,000	6.00%, due 10/20/2033	416,629
	270,000	5.00%, due 1/27/2045	212,264
BRL	2,194,000	Brazil Letras do Tesouro Nacional, 9.59%, due 7/1/2025	352,313 (k)
	$160,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	159,760 (c)
		Brazil Notas do Tesouro Nacional
BRL	8,000,000	10.00%, due 1/1/2029	1,262,410
BRL	8,000,000	10.00%, due 1/1/2031	1,224,579
BRL	1,824,000	10.00%, due 1/1/2033	273,806
			4,207,067
Bulgaria 0.0%(h)
	$62,000	Bulgaria Government International Bonds, 5.00%, due 3/5/2037	59,920 (c)
Cameroon, Republic of 0.2%
EUR	281,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	244,675 (c)
Chile 1.1%
CLP	170,871,390	Bonos de la Tesoreria de la Republica, 1.90%, due 9/1/2030	171,844 (l)
		Bonos de la Tesoreria de la Republica en pesos
CLP	540,000,000	4.70%, due 9/1/2030	534,308 (c)
CLP	140,000,000	6.00%, due 4/1/2033	148,740 (c)
CLP	110,000,000	2.80%, due 10/1/2033	93,264 (c)
CLP	155,000,000	7.00%, due 5/1/2034	174,012 (c)
CLP	120,000,000	5.00%, due 3/1/2035	119,630
CLP	30,000,000	5.10%, due 7/15/2050	30,812
		Chile Government International Bonds
EUR	173,841	4.13%, due 7/5/2034	194,732
	$200,000	3.25%, due 9/21/2071	124,349
			1,591,691
China 3.3%
		China Government Bonds
CNY	200,000	1.99%, due 4/9/2025	28,153
CNY	1,200,000	3.12%, due 12/5/2026	173,998
CNY	1,200,000	2.04%, due 2/25/2027	170,199
CNY	1,000,000	2.64%, due 1/15/2028	144,417
CNY	500,000	3.01%, due 5/13/2028	73,313
CNY	5,740,000	2.05%, due 4/15/2029	813,875
CNY	2,150,000	2.80%, due 3/25/2030	315,488
CNY	2,800,000	2.62%, due 6/25/2030	407,172
CNY	2,850,000	2.60%, due 9/15/2030	414,061
CNY	1,020,000	2.28%, due 3/25/2031	145,301
CNY	200,000	3.02%, due 5/27/2031	29,900
CNY	2,200,000	2.12%, due 6/25/2031	310,470
CNY	900,000	2.60%, due 9/1/2032	130,840
CNY	900,000	2.80%, due 11/15/2032	132,735
CNY	2,500,000	2.67%, due 5/25/2033	365,091
CNY	600,000	2.52%, due 8/25/2033	86,568
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
China – cont'd
CNY	400,000	2.35%, due 2/25/2034	$57,071
CNY	1,500,000	2.11%, due 8/25/2034	209,702
CNY	300,000	2.25%, due 8/29/2039	41,789
CNY	1,700,000	3.81%, due 9/14/2050	305,515
CNY	930,000	3.12%, due 10/25/2052	150,651
CNY	500,000	3.19%, due 4/15/2053	82,144
CNY	1,860,000	3.00%, due 10/15/2053	297,572
CNY	200,000	2.47%, due 7/25/2054	28,712
			4,914,737
Colombia 4.4%
		Colombia Government International Bonds
	$270,000	3.00%, due 1/30/2030	224,243
	650,000	7.50%, due 2/2/2034	642,967
	360,000	7.75%, due 11/7/2036	353,621 (d)
	100,000	6.13%, due 1/18/2041	81,808
	310,000	5.63%, due 2/26/2044	232,326
	270,000	5.20%, due 5/15/2049	183,885
	360,000	8.38%, due 11/7/2054	350,174 (d)
		Colombian TES
COP	861,300,000	5.75%, due 11/3/2027	176,072
COP	5,219,800,000	6.00%, due 4/28/2028	1,047,934
COP	3,638,800,000	7.75%, due 9/18/2030	733,789
COP	518,200,000	7.00%, due 3/26/2031	98,736
COP	3,657,300,000	7.00%, due 6/30/2032	673,687
COP	2,329,200,000	13.25%, due 2/9/2033	592,926
COP	1,818,400,000	7.25%, due 10/18/2034	320,745
COP	4,091,600,000	9.25%, due 5/28/2042	767,676
			6,480,589
Costa Rica 0.4%
		Costa Rica Government International Bonds
CRC	40,600,000	10.58%, due 9/26/2029	93,677 (b)
	$200,000	6.55%, due 4/3/2034	207,541 (c)
	200,000	7.30%, due 11/13/2054	211,100 (b)
			512,318
Cote D'Ivoire 1.0%
		Ivory Coast Government International Bonds
EUR	190,000	5.25%, due 3/22/2030	195,292 (c)
EUR	200,000	5.88%, due 10/17/2031	204,051 (c)
EUR	360,000	4.88%, due 1/30/2032	342,544 (c)
EUR	407,000	6.88%, due 10/17/2040	382,483 (c)
EUR	440,000	6.63%, due 3/22/2048	385,903 (c)
			1,510,273
Czech Republic 2.3%
		Czech Republic Government Bonds
CZK	2,690,000	2.75%, due 7/23/2029	110,557
CZK	3,750,000	0.05%, due 11/29/2029	133,771
CZK	20,940,000	0.95%, due 5/15/2030	771,890 (c)
CZK	28,450,000	1.20%, due 3/13/2031	1,037,322
CZK	5,580,000	6.20%, due 6/16/2031	271,639
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Czech Republic – cont'd
CZK	5,010,000	1.75%, due 6/23/2032	$184,072
CZK	13,160,000	2.00%, due 10/13/2033	478,027
CZK	1,060,000	4.90%, due 4/14/2034	48,223
CZK	4,030,000	4.20%, due 12/4/2036	173,036 (c)
CZK	1,980,000	1.95%, due 7/30/2037	66,238
CZK	2,200,000	1.50%, due 4/24/2040	65,126
			3,339,901
Dominican Republic 1.5%
		Dominican Republic International Bonds
DOP	8,000,000	9.75%, due 6/5/2026	134,095 (c)
	$150,000	5.95%, due 1/25/2027	150,253 (c)
	270,000	6.00%, due 7/19/2028	271,055 (c)
	150,000	4.88%, due 9/23/2032	137,049 (c)
	467,000	6.00%, due 2/22/2033	459,259 (c)
DOP	27,250,000	11.25%, due 9/15/2035	491,042 (b)
DOP	19,400,000	10.75%, due 6/1/2036	338,934 (b)
	$325,000	5.88%, due 1/30/2060	287,318 (c)
			2,269,005
Ecuador 0.6%
		Ecuador Government International Bonds
	142,901	6.90%, due 7/31/2030	98,109 (c)
	71,437	0.00%, due 7/31/2030	38,922 (b)
	10,483	0.00%, due 7/31/2030	5,712 (c)
	342,326	5.50%, due 7/31/2035	188,880 (b)(j)
	919,456	5.50%, due 7/31/2035	507,315 (c)(j)
	25,160	5.00%, due 7/31/2040	12,760 (c)(j)
			851,698
Egypt 1.5%
EGP	54,800,000	Egypt Government Bonds, 25.32%, due 8/13/2027	1,104,850
		Egypt Government International Bonds
EUR	541,000	6.38%, due 4/11/2031	507,881 (c)
	$200,000	8.70%, due 3/1/2049	160,260 (c)
	410,000	8.70%, due 3/1/2049	328,533 (c)
	200,000	8.88%, due 5/29/2050	162,954 (c)
			2,264,478
El Salvador 0.6%
		El Salvador Government International Bonds
	170,000	6.38%, due 1/18/2027	164,012 (c)
	224,000	7.65%, due 6/15/2035	194,878 (c)
	596,000	9.50%, due 7/15/2052	565,698 (c)
			924,588
Ethiopia 0.2%
	400,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	311,172 (c)(i)
Ghana 0.6%
		Ghana Government International Bonds
	38,400	0.00%, due 7/3/2026	47,489 (b)
	387,200	5.00%, due 7/3/2029	332,024 (b)(j)
	56,094	0.00%, due 1/3/2030	42,453 (b)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Ghana – cont'd
	$556,800	5.00%, due 7/3/2035	$387,115 (b)(j)
		Republic of Ghana Government Bonds
GHS	322,820	5.00% Cash/3.35% PIK, due 2/16/2027	14,364 (e)
GHS	323,535	5.00% Cash/3.50% PIK, due 2/15/2028	12,710 (e)
GHS	302,633	5.00% Cash/3.65% PIK, due 2/13/2029	10,690 (e)
GHS	303,302	5.00% Cash/3.80% PIK, due 2/12/2030	9,733 (e)
GHS	303,974	5.00% Cash/3.95% PIK, due 2/11/2031	9,059 (e)
GHS	304,644	5.00% Cash/4.10% PIK, due 2/10/2032	8,584 (e)
GHS	305,316	5.00% Cash/4.25% PIK, due 2/8/2033	8,066 (e)
			882,287
Guatemala 0.5%
		Guatemala Government Bonds
	$320,000	7.05%, due 10/4/2032	336,640 (c)
	240,000	6.60%, due 6/13/2036	243,360 (c)
	200,000	6.55%, due 2/6/2037	201,480 (c)
			781,480
Hungary 1.5%
		Hungary Government Bonds
HUF	81,230,000	3.00%, due 10/27/2027	195,811
HUF	96,350,000	4.50%, due 3/23/2028	240,203
HUF	57,320,000	6.75%, due 10/22/2028	153,279
HUF	105,620,000	3.00%, due 8/21/2030	232,875
HUF	56,600,000	3.25%, due 10/22/2031	122,299
HUF	230,840,000	4.75%, due 11/24/2032	537,637
HUF	68,820,000	2.25%, due 4/20/2033	129,824
HUF	245,830,000	7.00%, due 10/24/2035	656,320
			2,268,248
India 3.0%
		India Government Bonds
INR	68,000,000	7.02%, due 6/18/2031	814,913
INR	180,860,000	7.18%, due 8/14/2033	2,187,642
INR	17,100,000	7.10%, due 4/8/2034	206,207
INR	34,820,000	7.18%, due 7/24/2037	424,489
INR	63,780,000	7.30%, due 6/19/2053	788,417
			4,421,668
Indonesia 5.1%
EUR	150,000	Indonesia Government International Bonds, 1.30%, due 3/23/2034	132,945
		Indonesia Treasury Bonds
IDR	3,304,000,000	6.13%, due 5/15/2028	207,378
IDR	14,434,000,000	6.38%, due 8/15/2028	910,497
IDR	4,375,000,000	9.00%, due 3/15/2029	302,139
IDR	15,515,000,000	6.88%, due 4/15/2029	994,244
IDR	1,306,000,000	6.50%, due 2/15/2031	81,734
IDR	3,604,000,000	8.75%, due 5/15/2031	252,607
IDR	1,000,000,000	6.38%, due 4/15/2032	62,093
IDR	3,500,000,000	7.50%, due 8/15/2032	231,258
IDR	16,299,000,000	7.00%, due 2/15/2033	1,046,974
IDR	2,949,000,000	6.63%, due 5/15/2033	185,553
IDR	7,476,000,000	6.63%, due 2/15/2034	468,873
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Indonesia – cont'd
IDR	344,000,000	8.38%, due 3/15/2034	$24,073
IDR	5,600,000,000	7.50%, due 6/15/2035	371,441
IDR	6,167,000,000	6.75%, due 7/15/2035	390,042
IDR	1,783,000,000	8.25%, due 5/15/2036	124,649
IDR	400,000,000	6.38%, due 7/15/2037	24,772
IDR	1,205,000,000	7.50%, due 5/15/2038	79,785
IDR	13,466,000,000	7.13%, due 6/15/2038	864,633
IDR	1,000,000,000	7.50%, due 4/15/2040	66,515
IDR	2,450,000,000	7.13%, due 6/15/2042	157,446
IDR	7,765,000,000	7.13%, due 6/15/2043	497,629
			7,477,280
Israel 0.4%
		Israel Government International Bonds
	$220,000	5.50%, due 3/12/2034	214,335
	360,000	5.75%, due 3/12/2054	329,042
			543,377
Lebanon 0.1%
		Lebanon Government International Bonds
	1,400,000	8.25%, due 5/17/2034	117,502 (i)
	622,000	6.38%, due 3/9/2049	53,647 (i)
			171,149
Malaysia 3.7%
		Malaysia Government Bonds
MYR	1,667,000	3.88%, due 3/14/2025	381,572
MYR	2,400,000	4.50%, due 4/30/2029	566,691
MYR	2,961,000	4.50%, due 4/15/2030	700,508
MYR	200,000	2.63%, due 4/15/2031	42,340
MYR	135,000	4.23%, due 6/30/2031	31,428
MYR	700,000	3.58%, due 7/15/2032	156,260
MYR	1,524,000	4.64%, due 11/7/2033	366,002
MYR	1,265,000	3.83%, due 7/5/2034	286,169
MYR	300,000	4.25%, due 5/31/2035	70,208
MYR	202,000	4.76%, due 4/7/2037	49,519
MYR	4,033,000	4.89%, due 6/8/2038	1,004,780
MYR	639,000	4.05%, due 4/18/2039	146,358
MYR	450,000	3.76%, due 5/22/2040	99,205
MYR	4,805,000	4.70%, due 10/15/2042	1,178,529
MYR	350,000	4.94%, due 9/30/2043	88,169
MYR	1,350,000	4.07%, due 6/15/2050	301,053
			5,468,791
Mexico 2.2%
		Mexico Bonos
MXN	3,234,400	8.50%, due 5/31/2029	153,152
MXN	43,106,100	7.75%, due 5/29/2031	1,928,642
MXN	7,630,000	7.50%, due 5/26/2033	325,486
MXN	2,570,000	10.00%, due 11/20/2036	127,603
MXN	2,493,500	7.75%, due 11/13/2042	98,447
MXN	10,967,100	8.00%, due 11/7/2047	436,234
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Mexico – cont'd
	$190,000	Mexico Government International Bonds, 5.75%, due 10/12/2110	$151,822
			3,221,386
Mongolia 0.4%
	600,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	559,826 (c)
Morocco 0.2%
	314,000	Morocco Government International Bonds, 3.00%, due 12/15/2032	259,128 (c)
Nigeria 0.6%
		Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	382,584 (c)
	200,000	7.88%, due 2/16/2032	179,475 (c)
	200,000	9.25%, due 1/21/2049	181,080 (c)
	200,000	8.25%, due 9/28/2051	159,675 (c)
			902,814
Oman 0.4%
		Oman Government International Bonds
	215,000	6.75%, due 1/17/2048	222,327 (c)
	400,000	7.00%, due 1/25/2051	427,019 (c)
			649,346
Pakistan 0.6%
		Citigroup Global Markets Holdings, Inc., Credit-Linked Notes
PKR	120,000,000	0.00%, due 1/13/2025	420,677 (b)(m)
PKR	120,000,000	0.00%, due 1/13/2025	420,677 (m)
			841,354
Panama 0.4%
		Panama Government International Bonds
	400,000	2.25%, due 9/29/2032	292,036
	310,000	4.50%, due 4/1/2056	198,405
	266,000	3.87%, due 7/23/2060	149,504
			639,945
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	196,880 (c)
Paraguay 0.3%
	430,000	Paraguay Government International Bonds, 6.10%, due 8/11/2044	423,550 (c)
Peru 1.3%
		Peru Government Bonds
PEN	510,000	6.15%, due 8/12/2032	132,046
PEN	100,000	7.30%, due 8/12/2033	27,538 (c)
PEN	1,152,000	5.40%, due 8/12/2034	273,896
PEN	207,000	5.35%, due 8/12/2040	44,882
		Peruvian Government International Bonds
PEN	1,545,000	6.95%, due 8/12/2031	424,548 (b)
EUR	484,000	1.25%, due 3/11/2033	425,125
PEN	427,000	5.40%, due 8/12/2034	101,522 (c)
EUR	174,000	1.95%, due 11/17/2036	149,548
PEN	1,035,000	6.90%, due 8/12/2037	266,775 (c)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Peru – cont'd
PEN	500,000	7.60%, due 8/12/2039	$135,654 (b)
			1,981,534
Philippines 1.1%
EUR	226,000	Philippine Government International Bonds, 1.75%, due 4/28/2041	178,228
		Philippines Government Bonds
PHP	18,940,000	6.50%, due 5/19/2029	334,266
PHP	9,168,239	8.00%, due 7/19/2031	175,795
PHP	9,900,000	6.63%, due 8/17/2033	178,324
PHP	30,360,000	6.25%, due 1/25/2034	535,083
PHP	11,480,000	6.88%, due 5/23/2044	215,565
			1,617,261
Poland 3.5%
		Bank Gospodarstwa Krajowego
EUR	276,000	5.13%, due 2/22/2033	330,259 (c)
	$250,000	5.75%, due 7/9/2034	252,245 (c)
		Republic of Poland Government Bonds
PLN	1,963,000	2.50%, due 7/25/2027	458,618
PLN	4,268,000	7.50%, due 7/25/2028	1,140,415
PLN	3,742,000	4.75%, due 7/25/2029	901,483
PLN	5,300,000	1.75%, due 4/25/2032	1,003,986
PLN	2,748,000	6.00%, due 10/25/2033	689,868
		Republic of Poland Government International Bonds
EUR	93,000	3.13%, due 10/22/2031	100,810 (c)
	$126,000	5.13%, due 9/18/2034	124,734
	116,000	5.50%, due 3/18/2054	112,022
			5,114,440
Romania 2.7%
		Romania Government Bonds
RON	695,000	3.25%, due 6/24/2026	145,411
RON	1,655,000	2.50%, due 10/25/2027	324,566
RON	570,000	8.75%, due 10/30/2028	133,511
RON	2,515,000	8.00%, due 4/29/2030	580,926
RON	445,000	7.35%, due 4/28/2031	100,017
RON	1,960,000	6.70%, due 2/25/2032	421,043
RON	2,375,000	8.25%, due 9/29/2032	558,163
RON	1,215,000	4.75%, due 10/11/2034	224,178
		Romania Government International Bonds
EUR	1,000,000	2.00%, due 1/28/2032	884,088 (c)
EUR	104,000	2.00%, due 4/14/2033	87,503 (c)
EUR	42,000	6.38%, due 9/18/2033	48,514 (c)
EUR	176,000	3.75%, due 2/7/2034	167,173 (c)
	$76,000	5.75%, due 3/24/2035	71,643 (c)
EUR	114,000	3.88%, due 10/29/2035	105,161 (c)
EUR	106,000	5.63%, due 2/22/2036	113,281 (c)
			3,965,178
Senegal 0.2%
		Senegal Government International Bonds
EUR	100,000	4.75%, due 3/13/2028	100,748 (c)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Senegal – cont'd
EUR	210,000	5.38%, due 6/8/2037	$163,897 (c)
			264,645
Serbia 0.4%
		Serbia International Bonds
	$200,000	2.13%, due 12/1/2030	165,171 (c)
EUR	234,000	2.05%, due 9/23/2036	192,058 (c)
		Serbia Treasury Bonds
RSD	16,660,000	4.50%, due 1/11/2026	154,818
RSD	9,970,000	5.88%, due 2/8/2028	97,745
RSD	5,360,000	4.50%, due 8/20/2032	48,378
			658,170
South Africa 5.0%
		Republic of South Africa Government Bonds
ZAR	14,904,728	8.88%, due 2/28/2035	756,649
ZAR	23,648,276	6.25%, due 3/31/2036	954,382
ZAR	18,979,295	8.50%, due 1/31/2037	901,124
ZAR	33,860,198	9.00%, due 1/31/2040	1,614,457
ZAR	17,803,017	6.50%, due 2/28/2041	664,114
ZAR	32,380,013	8.75%, due 1/31/2044	1,468,947
ZAR	2,180,248	8.75%, due 2/28/2048	99,130
		Republic of South Africa Government International Bonds
	$200,000	5.88%, due 4/20/2032	191,856
	273,000	5.65%, due 9/27/2047	214,373
	200,000	5.75%, due 9/30/2049	156,420
	400,000	7.30%, due 4/20/2052	377,440
			7,398,892
Sri Lanka 0.8%
		Sri Lanka Government International Bonds
	510,000	6.85%, due 11/3/2025	317,307 (c)(i)
	200,000	6.20%, due 5/11/2027	122,500 (c)(i)
	564,000	6.75%, due 4/18/2028	351,447 (c)(i)
	630,000	7.55%, due 3/28/2030	389,714 (c)(i)
			1,180,968
Thailand 1.9%
		Thailand Government Bonds
THB	3,258,000	2.80%, due 6/17/2034	99,498
THB	5,000,000	1.60%, due 6/17/2035	135,856
THB	3,771,000	1.59%, due 12/17/2035	101,858
THB	3,850,000	3.40%, due 6/17/2036	123,684
THB	21,401,000	3.39%, due 6/17/2037	686,430
THB	10,116,000	3.30%, due 6/17/2038	321,282
THB	7,600,000	2.00%, due 6/17/2042	199,766
THB	34,737,000	3.45%, due 6/17/2043	1,107,282
THB	1,248,000	2.88%, due 6/17/2046	35,767
			2,811,423
Turkey 2.2%
	$300,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 1/14/2029	324,675 (b)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Principal Amount(a)			Value
Turkey – cont'd
		Turkiye Government Bonds
TRY	27,919,929	31.08%, due 11/8/2028	$789,265
TRY	3,817,855	17.80%, due 7/13/2033	73,761
TRY	38,272,054	26.20%, due 10/5/2033	1,038,098
		Turkiye Government International Bonds
	$300,000	9.13%, due 7/13/2030	334,992
	275,000	7.63%, due 5/15/2034	283,422
	400,000	6.50%, due 1/3/2035	379,810
			3,224,023
Uganda 0.3%
		Republic of Uganda Government Bonds
UGX	363,300,000	14.38%, due 2/3/2033	92,108
UGX	1,158,500,000	14.25%, due 6/22/2034	289,601
			381,709
Ukraine 0.3%
		Ukraine Government GDP-Linked Securities
	$370,000	Expires 8/1/2041(n)	267,080 (c)(o)
	49,000	Expires 8/1/2041(n)	35,370 (b)(o)
		Ukraine Government International Bonds
	12,306	1.75%, due 2/1/2029	7,385 (c)(j)
	15,274	3.00%, due 2/1/2030	7,370 (c)(j)
	92,416	1.75%, due 2/1/2034	44,129 (c)(j)
	57,078	3.00%, due 2/1/2034	21,404 (c)(j)
	48,235	3.00%, due 2/1/2035	23,539 (c)(j)
	100,946	1.75%, due 2/1/2035	46,940 (c)(j)
	40,196	3.00%, due 2/1/2036	19,404 (c)(j)
	73,956	1.75%, due 2/1/2036	33,826 (c)(j)
			506,447
Uruguay 0.1%
UYU	6,313,157	Uruguay Government International Bonds, 8.25%, due 5/21/2031	143,595
Uzbekistan 0.1%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	174,989 (b)
Venezuela 0.1%
	916,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	123,540 (c)(i)
Zambia 0.7%
ZMW	11,543,000	Zambia Government Bonds, 13.00%, due 1/25/2031	298,188
		Zambia Government International Bonds
	$481,125	5.75%, due 6/30/2033	422,429 (c)(j)
	451,682	0.50%, due 12/31/2053	245,828 (c)
			966,445
Total Foreign Government Securities (Cost $94,578,716)			93,237,384

Total Purchased Option Contracts 0.0%(h)(p) (Cost $15,565)			21,776
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Number of Shares		Value

Short-Term Investments 6.5%
Investment Companies 6.5%
9,553,627	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(q) (Cost $9,553,627)	$9,553,627
Total Investments 97.7% (Cost $148,572,430)		144,534,911
Other Assets Less Liabilities 2.3%		3,461,027 (r)
Net Assets 100.0%		$147,995,938

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $19,923,760, which represents 13.5% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $39,763,941, which represents 26.9% of net assets of the
Fund.

(d)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $1,102,795, which represents 0.7% of net assets of the Fund.
(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Represents less than 0.05% of net assets of the Fund.
(i)	Defaulted security.
(j)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2024.

(k)	Rate shown was the discount rate at the date of purchase.
(l)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(m)	Security is linked to Pakistan Treasury Bills.
(n)	Security represented in Notional Amount.
(o)	Contingent annual payments linked to Ukraine's GDP growth.
(p)	See "Purchased option contracts" under Derivative Instruments.
(q)	Represents 7-day effective yield as of October 31, 2024.
(r)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2024.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$91,946,954	62.1%
Oil & Gas	8,225,193	5.6%
Banks	7,119,404	4.8%
Electric	4,031,346	2.7%
Multi-National	3,183,809	2.2%
Mining	2,219,674	1.5%
Telecommunications	1,923,479	1.3%
Pipelines	1,542,977	1.0%
Lodging	1,496,926	1.0%
Commercial Services	1,218,923	0.8%
Chemicals	1,024,547	0.7%
Diversified Financial Services	957,343	0.7%
Building Materials	829,804	0.6%
Food	773,215	0.5%
Insurance	728,438	0.5%
Real Estate	711,521	0.5%
Internet	662,513	0.5%
Forest Products & Paper	633,042	0.4%
Semiconductors	625,048	0.4%
Energy - Alternate Sources	600,415	0.4%
Airlines	552,234	0.4%
Retail	503,916	0.3%
Iron - Steel	416,553	0.3%
Engineering & Construction	399,604	0.3%
Real Estate Investment Trusts	391,222	0.3%
Media	373,804	0.3%
Entertainment	223,382	0.2%
Holding Companies - Diversified	216,742	0.1%
Oil & Gas Services	211,778	0.1%
Transportation	207,238	0.1%
Environmental Control	204,618	0.1%
Distribution - Wholesale	200,438	0.1%
Computers	181,303	0.1%
Healthcare - Services	151,610	0.1%
Pharmaceuticals	140,998	0.1%
Beverages	129,497	0.1%
Purchased Options	21,776	0.0%
Short-Term Investments and Other Assets—Net	13,014,654	8.8%
	$147,995,938	100.0%

*	Foreign Governments do not constitute an industry.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At October 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	27	Euro-Bobl	$3,469,976	$(21,297)
12/2024	2	Euro-Schatz	231,778	(57)
12/2024	10	U.S. Treasury Long Bond	1,179,688	(63,392)
12/2024	6	U.S. Treasury Note, 10 Year	662,813	(16,534)
12/2024	10	U.S. Treasury Note, 2 Year	2,059,453	(17,905)
12/2024	36	U.S. Treasury Note, 5 Year	3,860,438	(89,585)
12/2024	4	U.S. Treasury Ultra Bond	502,500	(34,404)
Total Long Positions			$11,966,646	$(243,174)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	3	Euro-Bobl	$(385,553)	$1,856
12/2024	27	Euro-Bund	(3,870,867)	29,176
12/2024	5	Euro-Buxl Bond, 30 Year	(719,873)	5,540
12/2024	1	U.S. Treasury Long Bond	(117,969)	7,592
12/2024	32	U.S. Treasury Note, 10 Year	(3,535,000)	84,971
12/2024	4	U.S. Treasury Ultra Bond	(502,500)	33,187
Total Short Positions			$(9,131,762)	$162,322
Total Futures				$(80,852)
At October 31, 2024, the Fund had $807,681 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2024, the average notional value for the months where the Fund had futures outstanding was $18,127,486 for long positions and $(10,399,605) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At October 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	799,429	BRL	4,381,702	BCB	11/1/2024	$41,467
USD	220,409	BRL	1,245,990	CITI	11/14/2024	5,191
USD	227,646	BRL	1,252,713	GSI	11/14/2024	11,268
USD	521,402	CLP	481,625,244	GSI	12/18/2024	20,606
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	412,092	CLP	385,305,974	SCB	12/18/2024	$11,449
USD	812,443	CNH	5,649,758	BNP	12/18/2024	16,791
USD	29,265	CNH	205,797	BNP	12/18/2024	283
USD	125,373	CNH	880,175	CITI	12/18/2024	1,418
USD	85,141	CNH	599,717	CITI	12/18/2024	683
USD	327,393	COP	1,361,267,643	BNP	11/6/2024	19,820
USD	261,713	COP	1,127,311,115	BNP	11/6/2024	7,001
USD	140,218	COP	594,925,339	BNP	11/6/2024	5,797
USD	3,329,464	COP	14,032,473,995	CITI	11/6/2024	158,882
USD	404,492	COP	1,681,271,553	SCB	11/6/2024	24,616
USD	393,016	COP	1,656,005,209	SSB	11/6/2024	18,848
USD	377,901	COP	1,580,239,216	SSB	11/14/2024	21,243
USD	4,654,973	COP	20,453,254,854	DB	1/16/2025	76,026
EGP	40,409,159	USD	798,442	CITI	12/26/2024	6,783
EUR	1,057,207	CZK	26,527,363	BNP	11/12/2024	10,628
EUR	55,772	CZK	1,399,990	CITI	12/18/2024	569
EUR	109,954	CZK	2,777,488	CITI	12/18/2024	373
EUR	1,082,554	CZK	27,182,707	JPM	12/18/2024	10,684
EUR	470,775	HUF	191,483,147	BNP	11/4/2024	1,832
EUR	1,083,998	HUF	435,376,227	BNP	11/12/2024	19,749
EUR	1,077,166	HUF	432,849,102	BNP	11/12/2024	19,047
EUR	459,605	HUF	181,556,095	BNP	11/12/2024	16,469
EUR	245,692	HUF	97,271,603	BNP	11/12/2024	8,227
EUR	1,064,119	HUF	421,019,044	CITI	11/12/2024	36,363
EUR	538,539	HUF	213,415,456	CITI	11/12/2024	17,491
EUR	43,851	HUF	17,298,758	CITI	11/12/2024	1,634
EUR	1,427,922	HUF	574,496,759	GSI	11/12/2024	23,385
EUR	183,602	PLN	789,890	BNP	12/18/2024	3,036
EUR	1,084,078	PLN	4,666,618	CITI	12/18/2024	17,252
EUR	70,770	PLN	305,006	CITI	12/18/2024	1,036
EUR	309,961	RON	1,549,678	BNP	1/17/2025	103
EUR	500,896	USD	542,656	BCB	11/5/2024	2,217
EUR	429,891	USD	466,426	CITI	11/5/2024	1,208
EUR	499,371	USD	539,332	JPM	11/5/2024	3,882
EUR	316,716	USD	341,446	JPM	11/5/2024	3,077
EUR	493,123	USD	533,403	JPM	11/5/2024	3,015
EUR	71,683	USD	77,905	JPM	11/5/2024	72
EUR	3,052,339	USD	3,293,557	JPM	12/4/2024	30,678
USD	631,529	EUR	578,475	CITI	11/4/2024	2,293
USD	233,232	EUR	212,636	JPM	11/4/2024	1,937
USD	592,870	EUR	539,928	BNP	11/5/2024	5,539
USD	1,074,785	EUR	962,541	CITI	11/5/2024	27,736
USD	1,116,618	EUR	1,003,130	CITI	11/5/2024	25,417
USD	327,336	EUR	292,896	CITI	11/5/2024	8,725
USD	163,363	EUR	145,665	CITI	11/5/2024	4,909
USD	324,944	EUR	291,286	GSI	11/5/2024	8,084
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	7,412,609	EUR	6,610,599	SCB	11/5/2024	$221,623
USD	3,753,883	EUR	3,366,690	SCB	11/18/2024	89,637
USD	1,563,259	IDR	24,191,532,466	BNP	12/18/2024	25,564
USD	269,704	IDR	4,093,515,965	BNP	12/18/2024	9,506
USD	105,298	IDR	1,620,599,844	SSB	12/18/2024	2,287
USD	400,164	IDR	6,205,135,780	DB	12/27/2024	5,895
USD	297,005	IDR	4,675,015,311	BNP	1/6/2025	84
USD	1,174,363	IDR	18,252,599,205	HSBC	1/6/2025	15,100
INR	58,590,681	USD	695,371	SCB	12/23/2024	106
USD	322,055	INR	27,108,975	BNP	12/18/2024	194
USD	757,022	KRW	997,648,844	BCB	12/18/2024	30,162
USD	1,200,288	KRW	1,611,987,191	GSI	12/18/2024	25,838
MXN	3,663,226	USD	181,823	CITI	12/6/2024	237
MXN	91,537,917	USD	4,515,282	JPM	12/6/2024	34,100
USD	605,739	MXN	11,755,862	CITI	11/8/2024	18,640
USD	696,988	MXN	13,719,996	CITI	11/8/2024	11,799
USD	398,926	MYR	1,680,802	HSBC	12/13/2024	14,611
USD	698,194	MYR	3,010,962	JPM	12/18/2024	9,607
USD	79,629	MYR	330,166	JPM	12/18/2024	4,122
NGN	143,131,769	USD	80,638	CITI	2/10/2025	2,097
USD	196,177	NGN	252,675,886	JPM	2/10/2025	50,122
USD	914,497	PEN	3,412,627	JPM	12/18/2024	10,558
USD	78,100	PHP	4,374,508	BNP	12/18/2024	3,058
USD	1,424,653	PHP	80,056,229	SCB	12/18/2024	51,339
RON	2,125,632	EUR	423,399	BNP	1/17/2025	1,782
RON	2,125,632	EUR	423,578	BNP	1/17/2025	1,586
RON	1,889,450	EUR	376,412	BNP	1/17/2025	1,521
RON	1,889,450	EUR	376,450	BNP	1/17/2025	1,479
RON	5,376,491	EUR	1,074,488	BNP	1/17/2025	623
RON	3,329,929	EUR	665,380	BNP	1/17/2025	499
RON	518,218	EUR	103,261	CITI	1/17/2025	392
RON	1,866,822	EUR	371,797	JPM	1/17/2025	1,620
RON	898,870	EUR	179,026	JPM	1/17/2025	772
RON	1,064,368	EUR	212,167	JPM	1/17/2025	720
SGD	55,603	USD	42,092	CITI	11/29/2024	63
USD	802,248	SGD	1,038,691	CITI	11/4/2024	15,659
USD	755,510	SGD	966,859	CITI	11/14/2024	22,993
USD	387,766	SGD	509,234	CITI	11/25/2024	1,764
USD	387,761	SGD	509,235	CITI	11/25/2024	1,758
USD	403,520	SGD	531,635	BNP	11/29/2024	464
USD	387,762	SGD	510,940	CITI	11/29/2024	396
USD	802,369	THB	26,145,192	JPM	11/4/2024	27,582
USD	1,137,529	THB	36,769,135	SCB	11/14/2024	47,199
USD	243,281	THB	7,996,643	GSI	12/18/2024	5,604
USD	396,160	THB	13,153,698	GSI	12/18/2024	5,204
USD	120,090	THB	3,925,409	MS	12/18/2024	3,419
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	131,282	THB	4,215,748	HSBC	1/2/2025	$5,841
USD	807,235	THB	26,323,926	JPM	1/2/2025	23,959
USD	14,862	THB	481,547	SCB	1/2/2025	533
USD	406,595	THB	13,557,083	CITI	1/9/2025	3,003
USD	390,959	THB	13,033,792	CITI	1/9/2025	2,945
USD	391,887	THB	13,067,685	CITI	1/9/2025	2,864
USD	389,951	THB	13,026,310	JPM	1/9/2025	2,160
TRY	8,141,431	USD	205,058	BCB	1/9/2025	17,339
TRY	12,661,062	USD	301,813	GSI	1/9/2025	44,045
TRY	9,907,598	USD	250,476	GSI	1/9/2025	20,166
TRY	33,367,862	USD	802,305	GSI	3/24/2025	42,641
TRY	10,218,506	USD	217,605	GSI	3/24/2025	41,149
TRY	10,218,312	USD	219,654	GSI	3/24/2025	39,095
TRY	19,411,609	USD	425,413	GSI	5/27/2025	37,724
TRY	18,409,631	USD	422,821	GSI	5/27/2025	16,410
USD	260,138	ZAR	4,507,361	BNP	12/18/2024	5,433
USD	810,956	ZAR	14,264,541	BNP	12/18/2024	4,887
USD	303,511	ZAR	5,317,210	CITI	12/18/2024	3,044
USD	815,586	ZAR	14,141,783	MS	12/18/2024	16,454
ZAR	5,918,839	USD	328,018	MS	12/18/2024	6,447
Total unrealized appreciation						$1,880,363
BRL	23,435,494	USD	4,158,437	BCB	11/13/2024	(110,034)
BRL	2,161,257	USD	395,826	BCB	11/14/2024	(22,516)
BRL	1,105,903	USD	201,499	GSI	11/14/2024	(10,479)
BRL	1,602,854	USD	285,979	JPM	11/14/2024	(9,122)
USD	346,375	BRL	2,007,437	BCB	11/14/2024	(366)
CLP	368,120,054	USD	411,515	JPM	12/18/2024	(28,743)
CLP	552,847,477	USD	607,310	JPM	12/18/2024	(32,457)
CNH	5,652,984	USD	811,299	BCB	12/18/2024	(15,193)
CNH	20,918,040	USD	2,962,480	BNP	12/18/2024	(16,605)
CNH	840,105	USD	120,758	CITI	12/18/2024	(2,447)
USD	190,217	CNH	1,351,987	CITI	12/18/2024	(182)
USD	779,619	CNY	5,556,347	CITI	1/2/2025	(6,494)
USD	779,231	CNY	5,561,371	JPM	1/6/2025	(7,830)
COP	2,285,701,081	USD	539,876	BCB	11/1/2024	(23,363)
COP	20,453,254,854	USD	4,699,683	DB	11/6/2024	(78,352)
CZK	12,133,543	EUR	479,372	BNP	11/4/2024	(189)
CZK	27,010,284	EUR	1,067,246	JPM	11/12/2024	(804)
USD	366,184	EGP	18,433,726	MS	12/26/2024	(1,141)
EUR	478,181	CZK	12,133,543	BNP	11/4/2024	(1,106)
EUR	159,434	HUF	65,138,059	CITI	11/12/2024	(34)
EUR	385,285	RON	1,926,882	BNP	1/17/2025	(6)
EUR	207,314	RON	1,037,337	BNP	1/17/2025	(117)
EUR	125,639	RON	630,105	DB	1/17/2025	(386)
EUR	74,944	RON	376,741	HSBC	1/17/2025	(423)
EUR	357,152	RON	1,786,270	JPM	1/17/2025	(25)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	257,274	RON	1,292,110	JPM	1/17/2025	$(1,189)
EUR	647,901	USD	712,822	BCB	11/4/2024	(8,068)
EUR	71,227	USD	78,244	BNP	11/4/2024	(767)
EUR	71,983	USD	79,156	JPM	11/4/2024	(856)
EUR	310,587	USD	339,260	BCB	11/5/2024	(1,404)
EUR	669,146	USD	742,225	BCB	11/5/2024	(14,330)
EUR	1,456,475	USD	1,609,539	BCB	11/5/2024	(25,191)
EUR	341,935	USD	373,096	BNP	11/5/2024	(1,140)
EUR	578,475	USD	631,558	CITI	11/5/2024	(2,295)
EUR	363,731	USD	402,623	JPM	11/5/2024	(6,958)
EUR	965,137	USD	1,060,551	JPM	11/5/2024	(10,678)
USD	338,195	EUR	311,341	JPM	11/5/2024	(481)
USD	431,403	EUR	398,040	JPM	11/5/2024	(1,584)
USD	3,289,633	EUR	3,052,339	JPM	11/5/2024	(30,691)
USD	226,651	EUR	208,516	BNP	12/4/2024	(439)
USD	390,336	EUR	359,107	JPM	12/4/2024	(759)
HUF	191,483,147	EUR	479,523	BNP	11/4/2024	(11,347)
HUF	276,202,450	EUR	677,091	BNP	11/12/2024	(997)
HUF	191,483,147	EUR	470,450	BNP	11/12/2024	(1,826)
HUF	141,840,186	EUR	354,330	BNP	11/12/2024	(7,714)
HUF	144,481,706	EUR	361,557	BNP	11/12/2024	(8,542)
HUF	210,394,194	EUR	527,168	BNP	11/12/2024	(13,166)
HUF	429,131,616	EUR	1,069,662	BNP	11/12/2024	(20,784)
HUF	69,828,407	EUR	174,425	CITI	11/12/2024	(3,783)
HUF	208,756,440	EUR	527,456	CITI	11/12/2024	(17,842)
HUF	435,734,851	EUR	1,094,473	GSI	11/12/2024	(30,191)
HUF	209,501,329	EUR	530,627	MS	11/12/2024	(19,308)
IDR	16,059,242,100	USD	1,028,510	BNP	12/18/2024	(7,730)
IDR	3,157,506,000	USD	201,863	JPM	12/18/2024	(1,162)
IDR	4,058,088,000	USD	259,439	JPM	12/18/2024	(1,493)
IDR	2,385,849,800	USD	154,271	SSB	12/18/2024	(2,618)
IDR	5,114,094,444	USD	329,076	SSB	12/18/2024	(4,007)
IDR	6,162,104,823	USD	403,454	BNP	12/27/2024	(11,919)
IDR	17,155,546,466	USD	1,123,502	BNP	1/6/2025	(33,916)
INR	42,708,067	USD	507,764	BNP	11/22/2024	(136)
INR	67,494,637	USD	803,328	BNP	11/22/2024	(1,087)
INR	66,118,809	USD	786,754	GSI	11/22/2024	(866)
INR	66,251,609	USD	788,754	BNP	12/23/2024	(2,341)
INR	32,780,389	USD	390,222	CITI	12/23/2024	(1,115)
INR	76,915,696	USD	914,320	SCB	12/23/2024	(1,323)
USD	130,779	INR	11,011,438	BNP	11/22/2024	(103)
USD	1,958,821	INR	164,971,924	HSBC	11/22/2024	(2,035)
USD	505,552	INR	42,634,392	BCB	12/18/2024	(639)
USD	77,368	INR	6,524,883	BNP	12/18/2024	(101)
USD	116,638	INR	9,829,260	DB	12/18/2024	(63)
USD	2,666,676	INR	224,768,755	SCB	12/18/2024	(1,970)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	786,585	INR	66,355,302	HSBC	12/23/2024	$(1,059)
KRW	1,037,657,467	USD	791,048	CITI	12/18/2024	(35,039)
KRW	822,847,149	USD	617,539	GSI	12/18/2024	(18,034)
KRW	541,106,019	USD	413,547	HSBC	12/18/2024	(19,312)
USD	387,919	KRW	535,561,463	BCB	11/25/2024	(1,803)
USD	386,894	KRW	534,196,227	DB	11/25/2024	(1,835)
USD	389,013	KRW	535,724,952	SCB	11/29/2024	(894)
MXN	7,587,441	USD	389,531	CITI	11/8/2024	(10,607)
MXN	8,050,625	USD	413,310	CITI	11/8/2024	(11,254)
MXN	5,047,603	USD	258,645	JPM	11/8/2024	(6,563)
MXN	82,993,424	USD	4,240,946	JPM	11/8/2024	(96,176)
MXN	13,334,682	USD	682,288	MS	11/8/2024	(16,342)
USD	4,536,968	MXN	91,537,917	JPM	11/8/2024	(34,522)
MYR	1,694,079	USD	392,739	BNP	12/13/2024	(5,388)
MYR	1,703,423	USD	395,437	JPM	12/13/2024	(5,949)
MYR	9,126,446	USD	2,116,793	BNP	12/18/2024	(29,635)
MYR	395,875	USD	92,700	JPM	12/18/2024	(2,166)
MYR	344,182	USD	80,933	JPM	12/18/2024	(2,220)
NGN	136,722,516	USD	88,208	JPM	2/10/2025	(9,178)
NGN	318,983,143	USD	211,247	JPM	2/10/2025	(26,865)
NGN	188,153,466	USD	110,678	SCB	2/10/2025	(1,920)
NGN	330,684,807	USD	199,208	CITI	5/20/2025	(16,822)
NGN	107,682,216	USD	67,092	JPM	5/20/2025	(7,701)
NGN	139,557,708	USD	84,709	JPM	5/20/2025	(7,737)
PEN	1,759,442	USD	468,485	GSI	12/18/2024	(2,443)
PEN	2,150,430	USD	573,188	GSI	12/18/2024	(3,581)
PHP	22,888,111	USD	409,719	GSI	12/26/2024	(17,093)
PHP	22,672,319	USD	405,950	SCB	12/26/2024	(17,026)
PLN	2,195,007	EUR	509,213	BCB	12/18/2024	(7,355)
PLN	1,460,882	EUR	335,414	CITI	12/18/2024	(1,090)
PLN	4,171,505	EUR	960,335	JPM	12/18/2024	(5,913)
PLN	4,755,241	EUR	1,103,197	JPM	12/18/2024	(15,979)
SGD	1,094,294	USD	856,088	JPM	11/4/2024	(27,391)
USD	42,046	SGD	55,603	CITI	11/4/2024	(62)
THB	26,145,192	USD	776,167	GSI	11/4/2024	(1,380)
THB	59,136,411	USD	1,763,012	BNP	12/18/2024	(5,354)
THB	60,032,416	USD	1,793,576	HSBC	12/18/2024	(9,286)
THB	60,032,417	USD	1,792,414	JPM	12/18/2024	(8,124)
THB	13,978,861	USD	436,619	CITI	1/2/2025	(20,675)
THB	13,231,573	USD	414,004	GSI	1/2/2025	(20,295)
USD	623,014	TRY	24,571,046	BCB	1/9/2025	(48,186)
USD	156,928	TRY	6,139,045	BNP	1/9/2025	(10,771)
USD	811,424	TRY	33,029,027	BCB	3/24/2025	(24,942)
USD	178,493	TRY	8,066,985	GSI	3/24/2025	(25,781)
USD	200,612	TRY	8,545,074	MS	3/24/2025	(15,767)
TWD	12,258,936	USD	388,564	BNP	12/3/2024	(3,805)
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
TWD	12,423,307	USD	393,978	GSI	12/3/2024	$(4,059)
TWD	12,543,118	USD	397,983	BNP	12/23/2024	(3,182)
TWD	12,793,898	USD	405,978	BNP	12/23/2024	(3,283)
USD	780,810	TWD	25,057,217	BNP	12/3/2024	(5,637)
USD	390,889	TWD	12,524,895	BNP	12/23/2024	(3,339)
USD	414,485	TWD	13,279,483	BNP	12/23/2024	(3,494)
USD	787,511	TWD	24,966,005	BNP	1/22/2025	(1,421)
USD	393,664	TWD	12,482,188	DB	1/22/2025	(776)
USD	393,491	TWD	12,483,420	DB	1/22/2025	(988)
USD	1,149,218	ZAR	20,414,793	BNP	12/18/2024	(4,393)
USD	116,819	ZAR	2,073,201	CITI	12/18/2024	(334)
ZAR	42,398,618	USD	2,414,509	GSI	12/18/2024	(18,623)
ZAR	3,338,940	USD	188,836	JPM	12/18/2024	(157)
ZAR	4,229,434	USD	241,571	JPM	12/18/2024	(2,571)
Total unrealized depreciation						$(1,398,945)
Total net unrealized appreciation						$481,418
For the year ended October 31, 2024, the average notional value for the months where the Fund had forward FX contracts outstanding was $155,154,320.
Credit default swap contracts ("credit default swaps")
At October 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 41 V.1	USD	3,558,286	1.00%	3M	6/20/2029	$104,556	$(22,868)	$(4,092)	$77,596
ICE CC	CDX Emerging Markets Index, Ser. 42 V.1	USD	1,558,000	1.00%	3M	12/20/2029	45,616	1,452	(1,817)	45,251
Total							$150,172	$(21,416)	$(5,909)	$122,847

For the year ended October 31, 2024, the average notional value for the months where the Fund had credit default swaps outstanding was $4,114,337 for buy protection.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Interest rate swap contracts ("interest rate swaps")
At October 31, 2024, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	947,033	Pay	1D CETIP	6.23%	—	T/T	1/4/2027	$(27,853)	$(26,480)	$(54,333)
LCH	BRL	4,796,573	Pay	1D CETIP	10.59%	—	T/T	1/2/2026	(21,103)	(2,737)	(23,840)
LCH	BRL	2,679,778	Pay	1D CETIP	10.17%	—	T/T	1/4/2027	(28,005)	(5,923)	(33,928)
LCH	BRL	2,233,898	Pay	1D CETIP	10.29%	—	T/T	1/2/2029	(40,131)	(552)	(40,683)
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	—	6M/6M	6/5/2030	24,779	2,460	27,239
CME	CLP	163,946,219	Pay	1D CLICP	2.15%	—	6M/6M	8/24/2030	(25,142)	(816)	(25,958)
LCH	CLP	1,055,405,203	Pay	1D CLICP	5.36%	—	6M/6M	5/2/2027	13,757	7,672	21,429
LCH	CLP	463,419,109	Receive	1D CLICP	6.12%	—	6M/6M	10/24/2033	(33,040)	211	(32,829)
LCH	CNY	5,918,645	Pay	7D CNRR007	1.64%	—	3M/3M	9/19/2029	(4,621)	(252)	(4,873)
LCH	CNY	5,849,026	Pay	7D CNRR007	1.65%	—	3M/3M	9/19/2029	(4,491)	(247)	(4,738)
LCH	COP	699,787,443	Receive	1D IBRCOL	7.81%	—	3M/3M	8/8/2034	8,354	830	9,184
LCH	COP	1,070,896,166	Receive	1D IBRCOL	7.95%	—	3M/3M	10/15/2034	10,965	195	11,160
LCH	CZK	21,695,219	Pay	6M PRIBOR	3.50%	—	1Y/6M	2/8/2029	(3,186)	14,828	11,642
LCH	CZK	8,947,395	Pay	6M PRIBOR	3.36%	—	1Y/6M	2/15/2029	(3,321)	5,859	2,538
LCH	CZK	4,109,561	Receive	6M PRIBOR	3.81%	—	6M/1Y	7/11/2029	(1,628)	388	(1,240)
LCH	CZK	17,351,325	Pay	6M PRIBOR	3.17%	—	1Y/6M	9/10/2029	(14,148)	(968)	(15,116)
LCH	CZK	23,149,136	Pay	6M PRIBOR	3.19%	—	1Y/6M	9/12/2029	(18,183)	(1,219)	(19,402)
LCH	HUF	24,228,532	Pay	6M BUBOR	6.18%	—	1Y/6M	3/21/2029	(1,241)	2,017	776
CME	MXN	15,558,987	Pay	28D TIIE	8.58%	—	28D/28D	2/3/2028	(22,386)	(700)	(23,086)
LCH	MXN	9,462,643	Pay	28D TIIE	6.17%	—	28D/28D	3/5/2026	(23,045)	(901)	(23,946)
LCH	MXN	19,274,407	Pay	28D TIIE	9.26%	—	28D/28D	2/10/2027	(9,580)	(355)	(9,935)
LCH	MXN	13,245,849	Pay	28D TIIE	9.69%	—	28D/28D	5/13/2027	(201)	(19)	(220)
LCH	MXN	8,321,392	Pay	28D TIIE	8.91%	—	28D/28D	8/17/2028	(8,952)	(318)	(9,270)
LCH	MXN	5,238,072	Pay	28D TIIE	8.71%	—	28D/28D	2/26/2029	(7,843)	(266)	(8,109)
LCH	MXN	17,082,356	Pay	28D TIIE	8.77%	—	28D/28D	3/9/2029	(23,822)	(325)	(24,147)
LCH	MXN	4,500,000	Pay	28D TIIE	8.87%	—	28D/28D	3/14/2029	(5,475)	(23)	(5,498)
LCH	MXN	7,199,364	Pay	28D TIIE	9.49%	—	28D/28D	5/28/2029	(548)	(137)	(685)
LCH	MXN	7,986,978	Pay	28D TIIE	9.17%	—	28D/28D	7/27/2029	(5,472)	(121)	(5,593)
LCH	MXN	18,284,249	Pay	28D TIIE	9.02%	—	28D/28D	7/30/2029	(17,865)	(172)	(18,037)
LCH	MXN	12,389,989	Pay	28D TIIE	9.07%	—	28D/28D	8/27/2029	(11,085)	(114)	(11,199)
LCH	MXN	25,805,274	Pay	28D TIIE	8.80%	—	28D/28D	9/3/2029	(36,626)	(1,737)	(38,363)
LCH	MXN	8,870,529	Receive	28D TIIE	9.77%	—	28D/28D	10/8/2038	(5,182)	83	(5,099)
LCH	PLN	7,571,910	Receive	6M WIBOR	4.94%	11/4/2024	6M/1Y	11/4/2029	7,376	—	7,376
Total									$(338,944)	$(9,839)	$(348,783)

(a)	Forward swap. Effective date, if any, reflects the date interest accruals will commence.
At October 31, 2024, the Fund had $746,909 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
Over-the-counter interest rate swaps
Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	$(21,524)	$(1,056)	$(22,580)
For the year ended October 31, 2024, the average notional value for the months where the Fund had interest rate swaps outstanding was $5,783,178 when the Fund paid the fixed rate and $20,965,887 when the Fund received the fixed rate.
Over-the-counter purchased option contracts ("options purchased")
At October 31, 2024, the Fund had outstanding options purchased as follows:
Counterparty	Description	Notional Amount	Exercise Price	Expiration Date	Value
Calls
JPM	Foreign Exchange EUR vs. PLN	EUR1,800,000	PLN4.4	11/20/2024	$11,937
CITI	Foreign Exchange EUR vs. USD	EUR1,800,000	$1.1	11/20/2024	9,839
Total options purchased (cost $15,565)					$21,776
For the year ended October 31, 2024, the average market value for the months where the Fund had options purchased outstanding was $21,776.
At October 31, 2024, the Fund had cash collateral of $160,000 and $80,000 deposited in segregated accounts for Barclays Bank PLC and JPMorgan Chase Bank N.A., respectively, and cash collateral of $120,000 received from Citibank, N.A. to cover collateral requirements on over-the-counter derivatives.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$41,722,124	$—	$41,722,124
Foreign Government Securities#	—	93,237,384	—	93,237,384
Options Purchased#	—	21,776	—	21,776
Short-Term Investments	—	9,553,627	—	9,553,627
Total Investments	$—	$144,534,911	$—	$144,534,911

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$162,322	$—	$—	$162,322
Liabilities	(243,174)	—	—	(243,174)
Forward FX Contracts@
Assets	—	1,880,363	—	1,880,363
Liabilities	—	(1,398,945)	—	(1,398,945)
Swaps
Assets	—	214,191	—	214,191
Liabilities	—	(462,707)	—	(462,707)
Total	$(80,852)	$232,902	$—	$152,050

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^
October 31, 2024

Principal Amount		Value
Asset-Backed Securities 0.6%
$1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 12.12%, due 10/15/2034	$1,000,118 (a)(b)
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 11.56%, due 10/15/2030	500,158 (a)(b)
1,400,000	Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.65%, due 4/15/2030	1,402,202 (a)(b)
Total Asset-Backed Securities (Cost $2,876,315)		2,902,478

Corporate Bonds 2.4%
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	383,015 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,289,041 (a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	677,053 (a)
2,349,109
Commercial Services 0.5%
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	681,576 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,101,085 (a)
510,000	3.38%, due 8/31/2027	479,960 (c)
2,262,621
Environmental Control 0.2%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	683,356 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	515,630 (a)
Healthcare - Services 0.4%
700,000	LifePoint Health, Inc., 4.38%, due 2/15/2027	678,664 (a)
1,022,500	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,151,591 (a)(d)
1,830,255
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	855,756 (a)
Media 0.0%(e)
274,000	Cumulus Media New Holdings, Inc., 8.00%, due 7/1/2029	111,627 (a)
Software 0.1%
505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	297,636 (a)
Telecommunications 0.4%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	274,835 (a)
830,000	Altice France SA, 5.50%, due 1/15/2028	644,081 (a)
580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	536,453 (a)
270,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	240,302 (a)
1,695,671
Total Corporate Bonds (Cost $11,102,165)		10,601,661
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Loan Assignments(b) 94.0%
Aerospace & Defense 3.2%
$1,460,000	Amentum Government Services Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 9/29/2031	$1,458,905
1,355,000	Azorra Soar TLB Finance Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.13%, due 10/18/2029	1,353,306 (f)
	Brown Group Holding LLC
785,796	Term Loan B2, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7.34% – 7.81%, due 7/1/2031	784,617 (g)
1,008,201	Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.47%, due 7/1/2031	1,007,072
1,244,821	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.75%), 9.24%, due 8/3/2029	1,209,555
	Dynasty Acquisition Co., Inc.
493,244	First Lien Term Loan B2, (1 mo. USD Term SOFR), due 10/25/2031	493,244 (h)(i)
1,296,756	First Lien Term Loan B1, (1 mo. USD Term SOFR), due 10/25/2031	1,296,756 (h)(i)
	Peraton Corp.
1,862,802	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 2/1/2028	1,799,932
1,099,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 12.97%, due 2/1/2029	999,699
1,591,650	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.87%, due 9/14/2029	1,595,963
	TransDigm, Inc.
1,512,410	Term Loan J, (3 mo. USD Term SOFR + 2.50%), 7.10%, due 2/28/2031	1,513,650
895,000	Term Loan, (3 mo. USD Term SOFR + 2.50%), 7.32%, due 1/19/2032	895,278
		14,407,977
Air Transport 0.2%
757,235	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.63%, due 4/20/2028	778,415
Auto Parts & Equipment 0.5%
798,750	BBB Industries LLC, Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.04%, due 7/25/2029	761,145 (h)(i)
1,625,000	Dealer Tire Financial LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 7/2/2031	1,624,496
		2,385,641
Automotive 0.5%
250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 3/3/2028	223,067
316,541	First Brands Group LLC, Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.85%, due 3/30/2027	307,245 (h)(i)
1,815,450	Wand NewCo 3, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 7.85% – 7.94%, due 1/30/2031	1,814,924 (g)
		2,345,236
Building & Development 2.3%
2,006,219	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.15%, due 4/12/2028	1,970,609
1,745,625	Cushman & Wakefield U.S. Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 1/31/2030	1,744,176
1,529,579	GYP Holdings III Corp., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 5/12/2030	1,527,667
1,750,613	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.00%), 7.69%, due 3/28/2031	1,754,779
	Tecta America Corp.
508,738	Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.80%, due 4/10/2028	510,009
851,400	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.05%, due 4/10/2028	853,529
2,025,000	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 10/19/2029	2,019,472
		10,380,241
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Building Materials 1.6%
	Chamberlain Group, Inc.
$1,375,319	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.04%, due 11/3/2028	$1,372,404
452,725	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 11/3/2028	452,349
	Emrld Borrower LP
669,473	Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.56%, due 5/31/2030	668,254
1,130,000	Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.56%, due 8/4/2031	1,128,384
1,331,024	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.50%, due 4/29/2029	1,318,872
1,527,435	Solis IV BV, Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 8.57%, due 2/26/2029	1,520,104
850,938	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.80%, due 10/12/2028	842,428
		7,302,795
Business Equipment & Services 5.8%
2,193,118	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 5/12/2028	2,187,810
928,738	Anticimex International AB, Term Loan B1, (3 mo. USD Term SOFR + 3.15%), 8.48%, due 11/16/2028	928,812
511,415	AppLovin Corp., Term Loan, (1 mo. USD Term SOFR + 2.50%), 7.19%, due 8/16/2030	511,788
1,714,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.09%, due 4/20/2029	1,712,582
1,000,000	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.00%), 10.60%, due 5/2/2030	1,006,250
1,566,942	Cast & Crew Payroll LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 12/29/2028	1,529,727
1,399,084	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.92%, due 2/10/2028	1,346,268
1,148,551	Deerfield Dakota Holding LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.35%, due 4/9/2027	1,131,977
1,365,675	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.35%, due 7/6/2029	1,367,041
845,780	Endure Digital, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.47%, due 2/10/2028	766,699
1,785,000	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 6/27/2031	1,781,287
655,008	Garda World Security Corp., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.29%, due 2/1/2029	653,371
1,563,094	Genesys Cloud Services Holdings II LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.69%, due 12/1/2027	1,565,782
1,359,725	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 1/31/2031	1,349,527
1,359,488	Legence Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.29%, due 12/16/2027	1,361,922
	Loire Finco Luxembourg SARL
570,212	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.29%, due 4/21/2027	566,472
569,682	Term Loan B2, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 4/21/2027	563,986
1,115,564	MX Holdings U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.56%, due 7/31/2028	1,116,958
1,444,099	Packaging Coordinators Midco, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.84%, due 11/30/2027	1,444,908
1,000,849	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 8/31/2028	1,001,159
1,391,513	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.10%, due 11/30/2030	1,378,293
622,475	Vertiv Group Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 6.85%, due 3/2/2027	622,183
		25,894,802
Business Services 0.2%
753,525	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.37%, due 11/6/2028	753,525
Cable & Satellite Television 1.8%
1,629,217	Altice Financing SA, First Lien Term Loan, (6 mo. USD LIBOR + 2.75%), 7.43%, due 1/31/2026	1,576,267
2,065,702	Altice France SA, Term Loan B13, (3 mo. USD LIBOR + 4.00%), 9.38%, due 8/14/2026	1,745,085
487,461	Cablevision Lightpath LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.17%, due 11/30/2027	485,736
	CSC Holdings LLC
1,777,109	Term Loan B5, (6 mo. USD LIBOR + 2.50%), 7.17%, due 4/15/2027	1,649,335
1,167,106	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 9.30%, due 1/18/2028	1,138,558 (h)(i)
1,173,683	McGraw-Hill Global Education Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.60%, due 8/6/2031	1,178,741
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Cable & Satellite Television – cont'd
$516,219	Radiate Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.05%, due 9/25/2026	$452,078
		8,225,800
Capital Markets 1.4%
1,023,931	AqGen Island Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.30%, due 8/2/2028	1,023,613
1,585,000	BCPE Pequod Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR), due 9/19/2031	1,583,811 (h)(i)
1,570,000	CPI Holdco B LLC, Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 5/19/2031	1,552,055
1,930,000	NEXUS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.69%, due 7/31/2031	1,921,566
		6,081,045
Chemicals 2.5%
1,341,638	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.84%, due 6/12/2031	1,334,795
2,040,501	Nouryon Finance BV, Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 8.63%, due 4/3/2028	2,049,846
2,244,375	Olympus Water U.S. Holding Corp., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.10%, due 6/20/2031	2,246,619
1,122,477	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.59%, due 2/26/2029	1,123,881
1,580,171	PMHC II, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.06%, due 4/23/2029	1,558,017
716,404	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 10.09%, due 3/29/2030	681,179
1,355,000	Touchdown Acquirer, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.85%, due 2/21/2031	1,357,547
1,102,238	Tronox Finance LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.35%, due 4/4/2029	1,099,879
		11,451,763
Chemicals & Plastics 2.2%
1,822,007	HB Fuller Co., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 2/15/2030	1,827,710
1,803,200	Illuminate Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.30%, due 12/31/2029	1,804,606 (h)(i)
1,338,447	INEOS Quattro Holdings U.K. Ltd., Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 3/14/2030	1,326,735
2,034,825	Ineos U.S. Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 2/18/2030	2,036,107
1,689,434	SCIH Salt Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.09%, due 3/16/2027	1,692,610
1,348,069	Sparta U.S. HoldCo LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.10%, due 8/2/2030	1,347,880
		10,035,648
Clothing - Textiles 0.3%
	S&S Holdings LLC
1,052,983	Term Loan, (1 mo. USD Term SOFR + 5.00%), 9.86%, due 3/11/2028	1,049,825
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 13.61%, due 3/9/2029	206,813
		1,256,638
Commercial Services 1.8%
1,565,000	APi Group DE, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 1/3/2029	1,563,419
2,760,000	Boost Newco Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.10%, due 1/31/2031	2,765,189
330,000	Foundational Education Group, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 11.35%, due 8/31/2029	306,900 (f)
1,468,290	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.76%, due 4/11/2029	1,354,497
2,086,000	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/24/2031	2,072,191 (h)(i)
		8,062,196
Commercial Services & Supplies 1.1%
1,640,888	Albion Financing 3 SARL, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.10%, due 8/16/2029	1,642,938
934,271	Belfor Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 11/1/2030	937,775
1,361,628	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.85%, due 2/23/2029	1,321,120
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Commercial Services & Supplies – cont'd
$862,982	EnergySolutions LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.10%, due 9/20/2030	$862,982
		4,764,815
Communication Services 0.2%
807,175	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.60%, due 8/31/2028	780,942
Conglomerate 0.0%(e)
98,061	Bright Bidco BV, Term Loan, (3 mo. USD Term SOFR + 1.00%), 4.59%, due 10/31/2027	46,763
Construction & Engineering 0.4%
	Archkey Solutions LLC
1,196,897	Term Loan B, (1 mo. USD Term SOFR), due 10/10/2031	1,193,402 (h)(i)
138,103	Term Loan B, (1 mo. USD Term SOFR), due 10/10/2031	137,700 (h)(i)
455,565	Brand Industrial Services, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.75%, due 8/1/2030	449,159
		1,780,261
Containers & Glass Products 1.9%
1,566,075	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.19%, due 6/11/2031	1,554,329
1,341,638	Anchor Packaging, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 7/18/2029	1,342,590
1,785,525	Berlin Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.35% – 8.59%, due 6/9/2031	1,788,560 (g)
1,283,485	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.35%, due 4/15/2027	1,287,233
651,755	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.62%, due 2/4/2028	650,667
2,035,753	Trident TPI Holdings, Inc., Term Loan B7, (6 mo. USD Term SOFR + 3.75%), 8.19%, due 9/15/2028	2,039,927 (h)(i)
		8,663,306
Containers & Packaging 0.3%
121,680	Mold-Rite Plastics LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%), 6.46%, due 10/4/2028	104,188
1,323,350	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 4/21/2031	1,323,827
		1,428,015
Diversified Capital Markets 0.4%
1,780,000	Belron Finance 2019 LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.54%, due 10/16/2031	1,785,927
Diversified Consumer Services 0.4%
1,580,000	TTF Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 7/18/2031	1,586,920
Diversified Financial Services 1.0%
1,563,207	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.69%, due 2/28/2031	1,567,959
1,552,544	LSF11 Trinity Bidco, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.24%, due 6/14/2030	1,555,463
1,521,213	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.55%, due 12/1/2028	1,520,452 (h)(i)
		4,643,874
Diversified Insurance 0.6%
1,632,466	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.70%, due 10/1/2027	1,565,535
965,150	HUB International Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.37%, due 6/20/2030	966,887
		2,532,422
Diversified Telecommunication Services 0.3%
1,120,000	Windstream Services LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.61%, due 10/1/2031	1,124,200 (f)
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Electric 0.4%
$1,585,000	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.45%, due 9/30/2031	$1,584,144
Electric Utilities 0.3%
1,565,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	1,565,000 (h)(i)
Electronic Components 0.3%
1,184,656	II-VI, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.19%, due 7/2/2029	1,183,176
Electronics - Electrical 8.0%
1,575,521	Ahead DB Holdings LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.50%), 8.10%, due 2/1/2031	1,579,287
	Applied Systems, Inc.
852,863	First Lien Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.60%, due 2/24/2031	854,406
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.85%, due 2/23/2032	513,625
888,057	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 10/8/2028	873,626
1,408,990	CommScope, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.05%, due 4/6/2026	1,375,527
	Epicor Software Corp.
1,400,662	Term Loan E, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 5/30/2031	1,404,374
164,338	Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.10%, due 5/30/2031	164,773
1,578,725	Flexera Software LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.26%, due 3/3/2028	1,581,978
1,508,696	Go Daddy Operating Co. LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 11/9/2029	1,507,338
1,160,000	GoodRx, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 7/10/2029	1,163,526
1,293,500	Imagine Learning LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 12/21/2029	1,294,651
1,539,852	Imprivata, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.09%, due 12/1/2027	1,544,780
1,411,369	Ingram Micro, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.56%, due 9/22/2031	1,411,510
694,846	Ivanti Software, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.12%, due 12/1/2027	590,189
	Maverick Bidco, Inc.
1,581,533	Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.49%, due 5/18/2028	1,575,602
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.49%, due 5/18/2029	237,650
1,818,486	McAfee LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.10%, due 3/1/2029	1,813,176
	MH Sub I LLC
2,053,867	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.94%, due 5/3/2028	2,040,250 (h)(i)
465,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.94%, due 2/23/2029	454,537
674,006	Polaris Newco LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.85%, due 6/2/2028	668,884
	Rackspace Finance LLC
494,586	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.68%, due 5/15/2028	294,689
331,659	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.18%, due 5/15/2028	337,393
1,235,035	RealPage, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.80%, due 4/24/2028	1,216,201
388,490	Redstone Holdco 2 LP, Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.60%, due 4/27/2028	289,184
193,500	Riverbed Technology, Inc., Term Loan, (3 mo. USD Term SOFR + 2.50%), 7.10%, due 7/1/2028	116,100
	S2P Acquisition Borrower, Inc.
1,115,000	First Lien Term Loan, (1 mo. USD Term SOFR), due 10/8/2031	1,112,212 (h)(i)
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR), due 10/8/2032	223,875 (h)(i)
	Sophia LP
400,500	Second Lien Term Loan, due 10/9/2028	400,500 (h)(i)
1,560,262	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.29%, due 10/9/2029	1,565,832
996,328	SS&C Technologies, Inc., Term Loan B8, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 5/9/2031	996,039
1,147,550	Storable, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 4/17/2028	1,147,137
2,184,525	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.62%, due 2/10/2031	2,186,316
	Vision Solutions, Inc.
858,285	Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.85%, due 4/24/2028	845,257
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 12.10%, due 4/23/2029	794,711
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Electronics - Electrical – cont'd
$1,546,125	VS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.04%, due 4/11/2031	$1,546,125
		35,721,260
Energy Equipment & Services 0.7%
1,340,000	EMG Utica LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/24/2029	1,333,300 (f)(h)(i)
2,011,088	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.60%, due 3/26/2031	2,014,104
		3,347,404
Entertainment 0.8%
1,512,400	Caesars Entertainment, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 2/6/2031	1,511,689
	Delta 2 (LUX) SARL
750,000	Term Loan B2, (1 mo. USD Term SOFR), due 9/10/2031	749,438 (h)(i)
1,500,000	Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 6.62%, due 9/10/2031	1,498,875
		3,760,002
Financial Intermediaries 3.8%
1,086,400	Apex Group Treasury LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 8.96%, due 7/27/2028	1,088,714
493,737	Blackstone Mortgage Trust, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.50%), 8.20%, due 5/9/2029	487,565
1,555,332	Citco Funding LLC, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 7.31%, due 4/27/2028	1,559,220
	Edelman Financial Center LLC
1,389,309	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 4/7/2028	1,389,017
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.94%, due 10/6/2028	450,423
972,688	FinCo I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 6/27/2029	973,582
2,031,782	Focus Financial Partners LLC, Term Loan B8, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 9/15/2031	2,032,696
1,372,000	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.34%, due 4/29/2029	1,160,630
1,417,877	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.85%, due 12/12/2029	1,419,649
1,495,888	Harbourvest Partners LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.85%, due 4/18/2030	1,495,888
1,045,000	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.36%, due 6/30/2031	1,044,352
2,335,000	Sedgwick Claims Management Services, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.59%, due 7/31/2031	2,335,327
1,604,552	Starwood Property Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 11/18/2027	1,608,563
		17,045,626
Food & Staples Retailing 0.5%
1,425,455	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.45%, due 8/1/2029	1,390,117
673,750	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 12.60%, due 12/13/2028	676,560
		2,066,677
Food Products 0.3%
1,561,032	Nomad Foods U.S. LLC, Term Loan B4, (6 mo. USD Term SOFR + 2.50%), 6.97%, due 11/12/2029	1,560,064
Food Service 0.5%
2,248,714	1011778 B.C. Unlimited Liability Co., Term Loan B6, (1 mo. USD Term SOFR + 1.75%), 6.44%, due 9/20/2030	2,228,476
Forest Products & Paper 0.3%
1,335,000	Glatfelter Corp., Term Loan B, (1 mo. USD Term SOFR), due 10/10/2031	1,320,822 (h)(i)
Health Care 8.4%
1,552,161	Agiliti Health, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7.26% – 7.59%, due 5/1/2030	1,528,878 (g)
2,673,984	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 2/15/2029	2,663,395
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Health Care – cont'd
$1,531,163	Auris Luxembourg III SARL, Term Loan B4, (6 mo. USD Term SOFR + 3.75%), 8.18%, due 2/28/2029	$1,531,162
	Aveanna Healthcare LLC
2,003,628	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.91%, due 7/17/2028	1,955,040
770,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.21%, due 12/10/2029	723,323 (h)(i)
	Bausch & Lomb Corp.
1,167,015	Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.09%, due 5/10/2027	1,165,802
792,970	Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.69%, due 9/29/2028	793,961
1,206,889	Bella Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 5/10/2028	1,208,024
1,707,100	CHG Healthcare Services, Inc., Term Loan B2, (1 mo. USD Term SOFR + 3.50%), 8.30%, due 9/29/2028	1,711,846
1,820,875	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.59%, due 8/1/2029	1,822,477
2,080,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.74%, due 11/15/2027	2,018,578
1,680,000	Impala Bidco 0 Ltd., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.68%, due 6/8/2028	1,694,700
1,340,000	Life Time Fitness, Inc., Term Loan B, (1 mo. USD Term SOFR), due 10/22/2031	1,338,325 (h)(i)
679,082	LifePoint Health, Inc., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.41%, due 5/16/2031	679,027
898,881	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.19%, due 11/1/2028	668,642
2,402,734	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 10/23/2028	2,404,344
	National Mentor Holdings, Inc.
1,176,450	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.45% – 8.54%, due 3/2/2028	1,152,191 (g)
36,525	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.45%, due 3/2/2028	35,772
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.95%, due 3/2/2029	387,860
1,693,341	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.69%, due 11/15/2028	1,691,800
1,925,163	Phoenix Guarantor, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 2/21/2031	1,924,836
308,602	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 7.69%, due 3/6/2027	309,629
112,018	Sound Inpatient Physicians, Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.62%, due 6/28/2029	69,451 (f)
	Southern Veterinary Partners LLC
1,423,275	Term Loan, (6 mo. USD Term SOFR + 3.75%), 8.00%, due 10/5/2027	1,421,496
2,025,000	First Lien Term Loan, (1 mo. USD Term SOFR + 3.25%), 3.25%, due 10/31/2031	2,014,875 (f)(h)(i)
1,623,882	Summit Behavioral Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.31%, due 11/24/2028	1,496,683
238,647	Team Health Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%, 3 mo. USD Term SOFR + 5.25%), 9.84% – 9.94%, due 3/2/2027	233,311 (g)
	Team Services Group
844,824	Term Loan, (1 mo. USD Term SOFR + 5.00%), 9.80%, due 12/20/2027	836,020
1,270,000	Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.94%, due 12/20/2027	1,258,354 (h)(i)
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 13.85%, due 12/18/2028	73,875 (f)
715,974	Waystar Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 10/22/2029	718,065
		37,531,742
Health Care Equipment & Supplies 0.5%
995,000	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.88%, due 12/31/2028	992,512 (f)
1,224,901	Viant Medical Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR), due 10/17/2031	1,227,963 (h)(i)
		2,220,475
Health Care Providers & Services 1.5%
1,409,666	AEA International Holdings (Lux) SARL, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.35%, due 9/7/2028	1,408,791
1,395,000	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 7/28/2031	1,396,744 (f)
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Health Care Providers & Services – cont'd
$1,408,631	Hanger, Inc., Term Loan B, (1 mo. USD Term SOFR), due 10/16/2031	$1,409,223 (h)(i)
1,135,000	Help At Home, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.69%, due 9/24/2031	1,109,814
1,331,663	Outcomes Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.94%, due 5/6/2031	1,334,273
		6,658,845
Health Care Technology 0.9%
1,761,150	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.09%, due 5/1/2031	1,761,150
2,235,000	Zelis Payments Buyer, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR), due 10/25/2031	2,223,825 (h)(i)
		3,984,975
Health Insurance 0.4%
1,775,781	AmWINS Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.05%, due 2/19/2028	1,774,041
Home Furnishings 0.2%
770,072	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.05%, due 10/30/2027	727,333
Hotels, Restaurants & Leisure 0.4%
1,685,000	GBT US III LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.63%, due 7/25/2031	1,685,000
Household Durables 0.4%
1,130,000	Madison Safety & Flow LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.97%, due 9/26/2031	1,134,238
697,806	Restoration Hardware, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.30%, due 10/20/2028	671,722
		1,805,960
Independent Power & Renewable Electricity Producers 0.5%
1,346,625	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 5/22/2031	1,351,042
963,608	Oregon Clean Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.60%, due 7/12/2030	966,152
		2,317,194
Industrial Equipment 3.4%
2,029,800	BCPE Empire Holdings, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 12/11/2028	2,029,516
795,111	Columbus McKinnon Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 7.10%, due 5/14/2028	796,105 (f)
1,563,207	Crosby U.S. Acquisition Corp., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 8/16/2029	1,569,773
	Engineered Machinery Holdings, Inc.
1,235,538	Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.62%, due 5/19/2028	1,238,454
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.87%, due 5/21/2029	558,969
	Fluid-Flow Products, Inc.
1,099,554	Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.55%, due 3/31/2028	1,099,554
550,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.75%), 11.55%, due 3/30/2029	532,125
	Gates Global LLC
1,195,825	Term Loan B4, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 11/16/2029	1,198,241
695,000	Term Loan B5, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 6/4/2031	696,362
1,345,067	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 9.55% – 9.62%, due 5/29/2028	1,242,922 (g)
1,101,733	Star U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 3/17/2027	1,105,864
1,312,821	TK Elevator U.S. Newco, Inc., Term Loan B, (6 mo. USD Term SOFR + 3.50%), 8.59%, due 4/30/2030	1,315,696
1,815,450	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.60%, due 1/27/2031	1,816,339
		15,199,920
Insurance 0.9%
1,810,463	OneDigital Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 7/2/2031	1,806,498
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Insurance – cont'd
$1,245,000	Truist Insurance Holdings LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.85%, due 5/6/2031	$1,245,784
1,128,628	USI, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.35%, due 9/27/2030	1,127,928
		4,180,210
Internet 0.3%
1,278,900	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.94%, due 7/2/2029	1,261,315
IT Consulting & Other Services 0.3%
1,191,740	World Wide Technology Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.61%–8.18%, due 3/1/2030	1,191,740 (f)(g)
Leisure Goods - Activities - Movies 0.7%
1,805,000	Creative Artists Agency LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 10/1/2031	1,804,386
1,582,060	Motion Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.10%, due 11/12/2029	1,507,245
		3,311,631
Life Sciences Tools & Services 0.6%
2,743,500	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.35%, due 9/27/2030	2,682,128
Lodging & Casinos 1.6%
1,122,188	Allwyn Entertainment Financing U.S. LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.91%, due 6/2/2031	1,120,785
	Alterra Mountain Co.
1,103,858	Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 8/17/2028	1,103,516
658,362	Term Loan B5, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 5/31/2030	658,363
1,303,500	Golden Entertainment, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.85%, due 5/28/2030	1,301,062
1,433,126	GVC Holdings (Gibraltar) Ltd., Term Loan B3, (6 mo. USD Term SOFR + 2.75%), 8.01%, due 10/31/2029	1,430,762
1,635,100	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.59%, due 4/4/2029	1,627,709
		7,242,197
Machinery 0.3%(e)
1,340,000	Cube Industrials Buyer, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.13%, due 10/9/2031	1,340,563
Machinery Diversified 0.4%
1,669,372	Chart Industries, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.09%, due 3/15/2030	1,670,424
Metals & Mining 0.5%
1,287,041	Arsenal AIC Parent LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 8/18/2030	1,288,109
1,115,875	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.59%, due 3/1/2030	1,093,557 (f)
		2,381,666
Nonferrous Metals - Minerals 0.3%
1,564,578	Covia Holdings Corp., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.85%, due 7/31/2026	1,553,125
Oil & Gas 3.7%
1,093,539	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.09%, due 4/17/2028	1,094,447
1,339,648	BANGL LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.09%, due 2/1/2029	1,340,210 (h)(i)
1,545,600	BCP Renaissance Parent LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.85%, due 10/31/2028	1,545,600
1,080,099	Brazos Delaware II LLC, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 8.25%, due 2/11/2030	1,081,060
880,581	Buckeye Partners LP, Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 11/22/2030	878,379
2,019,661	CQP Holdco LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.85%, due 12/31/2030	2,017,945
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$1,224,554	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.38%, due 12/21/2028	$1,217,182
1,828,187	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.92%, due 10/5/2028	1,827,931
1,564,915	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75%), 9.44%, due 8/1/2029	1,566,027
1,337,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.09%, due 2/16/2028	1,339,636
	Waterbridge Midstream Operating LLC
1,345,000	Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.60%, due 5/10/2029	1,342,646
1,580,000	First Lien Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.39%, due 6/27/2029	1,545,856
		16,796,919
Oil & Gas Services 0.4%
2,050,000	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.19%, due 7/31/2031	2,008,631 (h)(i)
Oil & Gas Storage & Transportation 0.3%
1,337,113	Whitewater Whistler Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.85%, due 2/15/2030	1,338,116
Oil, Gas & Consumable Fuels 1.7%
1,588,963	Epic Y-Grade Services LP, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.60%, due 6/29/2029	1,580,292
1,824,004	GIP Pilot Acquisition Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.09%, due 10/4/2030	1,820,211
1,353,200	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 2/3/2031	1,346,055
1,205,000	NGP XI Midstream Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.60%, due 7/25/2031	1,204,253
1,585,000	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.36%, due 9/12/2031	1,580,055
		7,530,866
Packaging 0.6%
1,909,579	Reynolds Group Holdings, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.19%, due 9/24/2028	1,910,305
957,974	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 8/12/2028	957,773
		2,868,078
Pipelines 0.3%
1,494,894	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.59%, due 10/27/2028	1,408,534
Professional Services 2.0%
1,215,000	AAL Delaware Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 7/30/2031	1,220,066
1,110,000	Crisis Prevention Institute, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.35%, due 4/9/2031	1,112,309
2,417,850	Dun & Bradstreet Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.47%, due 1/18/2029	2,421,622
1,585,000	First Advantage Holdings LLC, Term Loan B, (1 mo. USD Term SOFR), due 9/19/2031	1,585,000 (f)(h)(i)
1,390,950	Genuine Financial Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.69%, due 9/27/2030	1,387,473 (h)(i)
1,449,383	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.19%, due 11/14/2030	1,445,310
		9,171,780
Property & Casualty Insurance 0.9%
2,035,000	Alliant Holdings Intermediate LLC, Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 7.76%, due 9/19/2031	2,024,825
2,229,413	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 6/13/2031	2,226,737
		4,251,562
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Publishing 0.7%
	Ascend Learning LLC
$1,198,719	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.29%, due 12/11/2028	$1,197,784
725,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.54%, due 12/10/2029	711,711
1,313,400	Cengage Learning, Inc., Term Loan B, (6 mo. USD Term SOFR + 4.25%), 9.54%, due 3/22/2031	1,318,102
		3,227,597
Radio & Television 0.2%
737,969	Sinclair Television Group, Inc., Term Loan B2B, (1 mo. USD Term SOFR + 2.50%), 7.30%, due 9/30/2026	711,218
Real Estate Investment Trusts 0.2%
830,676	RHP Hotel Properties LP, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.94%, due 5/18/2030	830,418
Real Estate Management & Development 0.4%
1,712,754	Greystar Real Estate Partners LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.49%, due 8/21/2030	1,712,754
Retail 0.1%
414,900	LIDS Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 5.50%), 10.38%, due 12/14/2026	410,751 (f)
Retailers (except food & drug) 1.6%
1,799,807	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.09%, due 11/8/2027	1,802,957
2,025,180	Great Outdoors Group LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.75%), 8.55%, due 3/6/2028	2,028,218
2,208,900	Peer Holding III BV, Term Loan B4, (3 mo. USD Term SOFR + 3.25%), 7.85%, due 10/28/2030	2,214,422
989,993	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.12%, due 3/3/2028	939,385
		6,984,982
Software 2.2%
2,631,963	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.85%, due 7/6/2029	2,609,985
995,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.79%, due 10/8/2029	950,225 (f)
1,849,994	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.37%, due 9/29/2028	1,847,238
	Darktrace PLC
1,410,000	Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.89%, due 7/2/2031	1,396,295
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.89%, due 10/9/2032	456,196
	Instructure Holdings, Inc.
1,580,000	Term Loan, (1 mo. USD Term SOFR), due 9/11/2031	1,568,640 (h)(i)
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR), due 9/10/2032	455,625 (h)(i)
500,000	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR), due 7/20/2029	448,830 (h)(i)
		9,733,034
Specialty Retail 0.2%
866,649	Tailored Brands, Inc., Term Loan, (3 mo. USD Term SOFR + 6.50%), 11.74%, due 2/26/2029	862,316
Surface Transport 0.8%
	Hertz Corp.
281,178	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.30%, due 6/30/2028	249,591
54,771	Term Loan C, (1 mo. USD Term SOFR + 3.50%), 8.30%, due 6/30/2028	48,618
1,386,035	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.54%, due 10/11/2030	1,383,720
1,810,911	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.94%, due 1/25/2029	1,807,887
		3,489,816
Telecommunications 2.3%
1,461,292	Consolidated Communications, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.30%, due 10/2/2027	1,436,275
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$1,355,000	Frontier Communications Corp., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.76%, due 7/1/2031	$1,360,501
	GTT Communications, Inc.
307,195	Term Loan, (1 mo. USD Term SOFR + 1.10%), 5.79%, due 12/30/2027	288,379
265,468	Term Loan, (3 mo. USD Term SOFR + 9.10%), 13.70%, due 6/30/2028	197,553
	Level 3 Financing, Inc.
1,477,460	Term Loan B1, (1 mo. USD Term SOFR + 6.56%), 11.28%, due 4/15/2029	1,508,486 (h)(i)
730,000	Term Loan B2, (1 mo. USD Term SOFR), due 4/15/2030	744,082 (h)(i)
	Lumen Technologies, Inc.
547,855	Term Loan A, (1 mo. USD Term SOFR + 6.00%), 10.69%, due 6/1/2028	539,150
525,775	Term Loan B1, (1 mo. USD Term SOFR + 2.35%), 7.18%, due 4/15/2029	476,878
1,111,114	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 7.18%, due 4/15/2030	995,002 (h)(i)
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 8.07%, due 12/7/2026	149,186
	Zayo Group Holdings, Inc.
1,775,875	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.80% – 8.46%, due 3/9/2027	1,665,913 (g)
1,049,085	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.94% – 9.59%, due 3/9/2027	996,631 (g)
		10,358,036
Trading Companies & Distributors 1.6%
1,336,650	Barentz International BV, Term Loan B2, (3 mo. USD Term SOFR + 4.00%), 8.70%, due 3/1/2031	1,342,224
1,736,275	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.79%, due 3/25/2031	1,731,066
1,123,650	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.19%, due 9/29/2028	1,063,861
1,800,950	Foundation Building Materials Holding Co. LLC, Term Loan B2, (1 mo. USD Term SOFR + 4.00%), 8.77%, due 1/29/2031	1,772,099
1,345,000	Johnstone Supply LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.85%, due 6/9/2031	1,342,592
		7,251,842
Transportation 0.6%
877,500	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.04%, due 12/15/2028	879,694 (f)
	Worldwide Express Operations LLC
1,386,292	First Lien Term Loan, (3 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.25%), 8.87% – 9.85%, due 7/26/2028	1,387,165 (g)
550,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 11.87%, due 7/26/2029	545,534 (h)(i)
		2,812,393
Transportation Infrastructure 0.2%
1,109,688	Radar Bidco SARL, Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.37%, due 4/4/2031	1,110,387
Utilities 3.7%
1,577,075	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.10%, due 2/15/2031	1,557,693
1,572,100	Calpine Corp., Term Loan B9, (1 mo. USD Term SOFR + 2.00%), 6.69%, due 1/31/2031	1,567,038
929,090	Carroll County Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.60%, due 6/24/2031	929,481
962,588	Compass Power Generation LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.44%, due 4/14/2029	966,678
1,111,633	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.94%, due 4/3/2028	1,111,778
1,455,000	Edgewater Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.94%, due 8/1/2030	1,465,549
1,570,000	EFS Cogen Holdings I LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.46%, due 10/3/2031	1,563,453
768,455	Kestrel Acquisition LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 11.25%, due 6/2/2025	766,611
	Lightstone Holdco LLC
2,472,053	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.34%, due 1/29/2027	2,497,663
139,821	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.34%, due 1/29/2027	141,269
1,578,044	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.12%, due 11/16/2026	1,568,749
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
Principal Amount		Value

Utilities – cont'd
	Revere Power LLC
$924,356	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.00%, due 3/27/2026	$915,695
81,330	Term Loan C, (3 mo. USD Term SOFR + 4.25%), 9.00%, due 3/27/2026	80,568
	Talen Energy Supply LLC
725,143	Term Loan C, (3 mo. USD Term SOFR + 3.50%), 8.60%, due 5/17/2030	726,165
883,671	Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.60%, due 5/17/2030	884,917
		16,743,307

Total Loan Assignments (Cost $422,137,697)		422,215,639
Number of Shares

Common Stocks 0.2%
Business Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	536,381 *#(f)(j)
Commercial Services 0.1%
45,996	Envision Healthcare Corp.	472,885 *
170,703	Sound Physicians Holdings LLC Class A(k)	0 *#(f)(j)
7,642	Sound Physicians Holdings LLC Class A2 (k)	0 *#(f)(j)
		472,885
IT Services 0.0%(e)
4,020	Riverbed Technology, Inc.	40 *(f)
Total Common Stocks (Cost $1,029,076)		1,009,306
Short-Term Investments 7.6%
Investment Companies 7.6%
34,310,495	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(l) (Cost $34,310,496)	34,310,495
Total Investments 104.8% (Cost $471,455,749)		471,039,579
Liabilities Less Other Assets (4.8)%		(21,740,872)(m)
Net Assets 100.0%		$449,298,707

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $13,024,179, which represents 2.9% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $479,960, which represents 0.1% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
(e)	Represents less than 0.05% of net assets of the Fund.
(f)	Value determined using significant unobservable inputs.
(g)	The stated interest rates represent the range of rates at October 31, 2024 of the underlying contracts within the Loan Assignment.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of October 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $536,381, which represents
0.1% of net assets of the Fund.

(k)	Security represented in Units.
(l)	Represents 7-day effective yield as of October 31, 2024.
(m)	As of October 31, 2024, the value of unfunded loan commitments was $836,115 for the Fund (see Note A of the Notes to Financial Statements).
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $536,381, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2024	Fair Value Percentage of Net Assets as of 10/31/2024
Brock Holdings III, Inc.	1/22/2024	$536,582	$536,381	0.1%
Sound Physicians Holdings LLC	5/31/2024	—	—	0.0%
Sound Physicians Holdings LLC	5/31/2024	—	—	0.0%
Total		$536,582	$536,381	0.1%
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$390,971,199	87.0%
Luxembourg	12,410,910	2.8%
Canada	6,535,586	1.5%
United Kingdom	5,628,529	1.3%
Netherlands	4,905,170	1.1%
Cayman Islands	4,255,784	0.9%
Germany	2,852,631	0.6%
France	2,389,166	0.5%
Spain	2,018,578	0.5%
Belgium	1,785,927	0.4%
Denmark	1,531,162	0.3%
Sweden	928,812	0.2%
Finland	515,630	0.1%
Short-Term Investments and Other Liabilities—Net	12,569,623	2.8%
	$449,298,707	100.0%
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$2,902,478	$—	$2,902,478
Corporate Bonds#	—	10,601,661	—	10,601,661
Loan Assignments
Aerospace & Defense	—	13,054,671	1,353,306	14,407,977
Commercial Services	—	7,755,296	306,900	8,062,196
Diversified Telecommunication Services	—	—	1,124,200	1,124,200
Energy Equipment & Services	—	2,014,104	1,333,300	3,347,404
Health Care	—	35,373,541	2,158,201	37,531,742
Health Care Equipment & Supplies	—	1,227,963	992,512	2,220,475
Health Care Providers & Services	—	5,262,101	1,396,744	6,658,845
Industrial Equipment	—	14,403,815	796,105	15,199,920
IT Consulting & Other Services	—	—	1,191,740	1,191,740
Metals & Mining	—	1,288,109	1,093,557	2,381,666
Professional Services	—	7,586,780	1,585,000	9,171,780
Retail	—	—	410,751	410,751
Software	—	8,782,809	950,225	9,733,034
Transportation	—	1,932,699	879,694	2,812,393
Other Loan Assignments#	—	307,961,516	—	307,961,516
Total Loan Assignments	—	406,643,404	15,572,235	422,215,639
Common Stocks
Business Equipment & Services	—	—	536,381	536,381
Commercial Services	—	472,885	—	472,885
IT Services	—	—	40	40
Total Common Stocks	—	472,885	536,421	1,009,306
Short-Term Investments	—	34,310,495	—	34,310,495
Total Investments	$—	$454,930,923	$16,108,656	$471,039,579

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2024
Investments in Securities:
Loan Assignments(1)(2)	$22,299	$41	$16	$164	$13,917	$(13,460)	$443	$(7,848)	$15,572	$148
Convertible Bonds	595	—	—	—	27	(622)	—	—	—	—
Common Stocks(1)(3)	196	—	(140)	207	622	(348)	—	—	537	207
Total	$23,090	$41	$(124)	$371	$14,566	$(14,430)	$443	$(7,848)	$16,109	$355
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(3) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 10/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$536,381	Market Approach	Transaction Price	$12.06	$12.06	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^
October 31, 2024

Principal Amount		Value
Asset-Backed Securities 0.5%
$500,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 11.21%, due 4/20/2037	$515,119 (a)(b)
1,400,000	Symphony CLO 42 Ltd., Series 2024-42A, Class E, (3 mo. USD Term SOFR + 6.75%), 11.40%, due 4/17/2037	1,438,737 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 8.53%, due 7/14/2037	1,005,391 (a)(b)
Total Asset-Backed Securities (Cost $2,895,000)		2,959,247

Corporate Bonds 93.9%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc.
630,000	5.13%, due 8/15/2027	610,760 (a)
415,000	7.75%, due 4/15/2028	369,355 (a)
665,000	9.00%, due 9/15/2028	698,466 (a)
740,000	7.88%, due 4/1/2030	754,499 (a)
785,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	733,605 (a)
3,166,685
Aerospace & Defense 1.9%
Bombardier, Inc.
615,000	6.00%, due 2/15/2028	614,310 (a)
595,000	8.75%, due 11/15/2030	644,692 (a)
1,050,000	7.25%, due 7/1/2031	1,084,816 (a)
275,000	7.00%, due 6/1/2032	281,545 (a)
TransDigm, Inc.
535,000	5.50%, due 11/15/2027	530,320
2,980,000	6.75%, due 8/15/2028	3,043,954 (a)
1,420,000	6.38%, due 3/1/2029	1,441,356 (a)
1,975,000	6.88%, due 12/15/2030	2,024,531 (a)
1,560,000	6.63%, due 3/1/2032	1,586,410 (a)
705,000	6.00%, due 1/15/2033	698,841 (a)
11,950,775
Airlines 1.1%
2,215,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,193,376 (a)
265,000	Latam Airlines Group SA, 13.38%, due 10/15/2029	305,133 (a)
United Airlines, Inc.
2,385,000	4.38%, due 4/15/2026	2,343,799 (a)
950,000	4.63%, due 4/15/2029	909,249 (a)
1,630,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	1,395,272 (a)
7,146,829
Apparel 0.3%
1,425,000	VF Corp., 2.95%, due 4/23/2030	1,230,552
830,000	William Carter Co., 5.63%, due 3/15/2027	825,130 (a)
2,055,682
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd.
440,000	4.88%, due 8/15/2026	433,626 (a)
1,400,000	8.25%, due 4/15/2031	1,450,295 (a)
1,050,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	878,703 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Auto Parts & Equipment – cont'd
Goodyear Tire & Rubber Co.
$440,000	5.00%, due 5/31/2026	$432,391
1,345,000	5.00%, due 7/15/2029	1,217,759
2,030,000	5.25%, due 7/15/2031	1,784,487
700,000	5.63%, due 4/30/2033	605,374
IHO Verwaltungs GmbH
755,000	6.38% Cash/7.13% PIK, due 5/15/2029	729,882 (a)(c)
270,000	7.75%, due 11/15/2030	270,011 (a)
370,000	8.00% Cash/8.75% PIK, due 11/15/2032	371,210 (a)(c)
ZF North America Capital, Inc.
600,000	6.88%, due 4/14/2028	605,186 (a)
460,000	6.75%, due 4/23/2030	453,438 (a)
9,232,362
Banks 0.1%
495,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	489,164 (a)
Building Materials 2.9%
Builders FirstSource, Inc.
525,000	5.00%, due 3/1/2030	501,565 (a)
930,000	6.38%, due 3/1/2034	937,494 (a)
1,605,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	1,612,402 (a)
Cornerstone Building Brands, Inc.
505,000	6.13%, due 1/15/2029	451,355 (a)
1,030,000	9.50%, due 8/15/2029	1,060,342 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,255,000	6.63%, due 12/15/2030	1,276,364 (a)
715,000	6.75%, due 7/15/2031	730,939 (a)
Jeld-Wen, Inc.
1,925,000	4.88%, due 12/15/2027	1,862,273 (a)
880,000	7.00%, due 9/1/2032	872,120 (a)
1,620,000	Knife River Corp., 7.75%, due 5/1/2031	1,697,130 (a)
1,210,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,239,444 (a)
795,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	808,713 (a)
1,170,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,117,852 (a)
1,220,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	1,191,909 (a)
1,090,000	Standard Industries, Inc., 4.38%, due 7/15/2030	1,001,664 (a)
Summit Materials LLC/Summit Materials Finance Corp.
1,000,000	5.25%, due 1/15/2029	991,393 (a)
865,000	7.25%, due 1/15/2031	898,705 (a)
18,251,664
Chemicals 5.0%
Ashland, Inc.
1,432,000	3.38%, due 9/1/2031	1,238,570 (a)
595,000	6.88%, due 5/15/2043	631,439
Avient Corp.
1,385,000	7.13%, due 8/1/2030	1,424,312 (a)
515,000	6.25%, due 11/1/2031	516,506 (a)
580,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	606,126 (a)
440,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	429,131 (a)
954,000	Element Solutions, Inc., 3.88%, due 9/1/2028	918,999 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Chemicals – cont'd
$1,900,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	$1,924,654 (a)
INEOS Finance PLC
1,635,000	6.75%, due 5/15/2028	1,650,570 (a)
765,000	7.50%, due 4/15/2029	789,250 (a)
NOVA Chemicals Corp.
1,270,000	5.25%, due 6/1/2027	1,246,497 (a)
830,000	8.50%, due 11/15/2028	880,014 (a)
685,000	4.25%, due 5/15/2029	624,046 (a)
730,000	9.00%, due 2/15/2030	777,502 (a)
Olympus Water U.S. Holding Corp.
740,000	7.13%, due 10/1/2027	751,395 (a)
1,180,000	4.25%, due 10/1/2028	1,110,621 (a)
1,105,000	9.75%, due 11/15/2028	1,172,305 (a)
1,830,000	6.25%, due 10/1/2029	1,745,351 (a)
365,000	7.25%, due 6/15/2031	374,494 (a)
SCIH Salt Holdings, Inc.
960,000	4.88%, due 5/1/2028	919,235 (a)
640,000	6.63%, due 5/1/2029	621,332 (a)
2,760,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	2,726,248 (a)
1,805,000	SNF Group SACA, 3.38%, due 3/15/2030	1,618,053 (a)
1,240,000	Tronox, Inc., 4.63%, due 3/15/2029	1,125,036 (a)
1,860,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	1,742,522 (a)
WR Grace Holdings LLC
635,000	4.88%, due 6/15/2027	623,085 (a)
1,735,000	5.63%, due 8/15/2029	1,602,564 (a)
1,465,000	7.38%, due 3/1/2031	1,514,133 (a)
31,303,990
Commercial Services 5.1%
690,000	ADT Security Corp., 4.88%, due 7/15/2032	643,028 (a)
2,310,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,350,825 (a)
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	2,063,328 (a)
2,410,000	Block, Inc., 6.50%, due 5/15/2032	2,452,814 (a)
2,170,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	2,287,657 (a)
915,000	Champions Financing, Inc., 8.75%, due 2/15/2029	923,725 (a)
1,355,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	1,401,118 (a)
Garda World Security Corp.
210,000	7.75%, due 2/15/2028	216,878 (a)
1,105,000	6.00%, due 6/1/2029	1,035,557 (a)
1,210,000	8.25%, due 8/1/2032	1,203,730 (a)
785,000	8.38%, due 11/15/2032	784,935 (a)
Herc Holdings, Inc.
560,000	5.50%, due 7/15/2027	556,309 (a)
260,000	6.63%, due 6/15/2029	266,023 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,350,000	5.75%, due 4/15/2026	1,350,324 (a)
2,825,000	6.25%, due 1/15/2028	2,821,998 (a)
1,090,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	1,087,094 (a)(d)
955,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	979,829 (a)
United Rentals North America, Inc.
1,055,000	3.75%, due 1/15/2032	935,498
1,805,000	6.13%, due 3/15/2034	1,820,063 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$2,603,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	$2,517,483 (a)
1,265,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,307,515 (a)
Williams Scotsman, Inc.
75,000	4.63%, due 8/15/2028	71,694 (a)
775,000	6.63%, due 6/15/2029	786,760 (a)
1,360,000	7.38%, due 10/1/2031	1,408,933 (a)
950,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	856,719 (a)
32,129,837
Computers 1.2%
1,529,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,484,430 (a)
735,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	761,289 (a)
2,099,000	ASGN, Inc., 4.63%, due 5/15/2028	2,004,370 (a)
1,935,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	2,011,591 (a)
1,090,000	McAfee Corp., 7.38%, due 2/15/2030	1,050,861 (a)
7,312,541
Cosmetics - Personal Care 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
370,000	4.75%, due 1/15/2029	356,942 (a)
1,180,000	6.63%, due 7/15/2030	1,203,130 (a)
890,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	878,875
2,438,947
Distribution - Wholesale 2.3%
1,265,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,272,517 (a)
1,990,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,962,586 (a)
755,000	Gates Corp., 6.88%, due 7/1/2029	775,710 (a)
Resideo Funding, Inc.
2,000,000	4.00%, due 9/1/2029	1,835,765 (a)
1,585,000	6.50%, due 7/15/2032	1,595,190 (a)
Ritchie Bros Holdings, Inc.
560,000	6.75%, due 3/15/2028	574,235 (a)
1,520,000	7.75%, due 3/15/2031	1,601,458 (a)
2,575,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	2,748,478 (a)
2,000,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	2,104,825 (a)
14,470,764
Diversified Financial Services 4.0%
865,000	Ally Financial, Inc., 6.70%, due 2/14/2033	868,651
1,220,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	1,205,477 (a)
1,320,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,311,348 (a)
Freedom Mortgage Holdings LLC
475,000	9.25%, due 2/1/2029	486,457 (a)
470,000	9.13%, due 5/15/2031	476,095 (a)
815,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	830,540 (a)
1,500,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,550,004 (a)
825,000	goeasy Ltd., 6.88%, due 5/15/2030	838,100 (a)(d)
Jane Street Group/JSG Finance, Inc.
1,120,000	7.13%, due 4/30/2031	1,160,919 (a)
1,230,000	6.13%, due 11/1/2032	1,230,796 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
Nationstar Mortgage Holdings, Inc.
$310,000	6.00%, due 1/15/2027	$308,877 (a)
880,000	5.50%, due 8/15/2028	858,688 (a)
485,000	6.50%, due 8/1/2029	484,981 (a)
745,000	5.13%, due 12/15/2030	697,451 (a)
2,165,000	5.75%, due 11/15/2031	2,070,739 (a)
165,000	7.13%, due 2/1/2032	168,696 (a)
Navient Corp.
950,000	5.00%, due 3/15/2027	933,936
1,430,000	5.50%, due 3/15/2029	1,362,243
OneMain Finance Corp.
1,830,000	6.63%, due 1/15/2028	1,858,725
505,000	3.88%, due 9/15/2028	465,460
680,000	6.63%, due 5/15/2029	623,900 (e)
335,000	5.38%, due 11/15/2029	321,055
1,680,000	7.13%, due 11/15/2031	1,699,214
PennyMac Financial Services, Inc.
770,000	7.13%, due 11/15/2030	781,479 (a)
1,130,000	5.75%, due 9/15/2031	1,078,782 (a)
1,290,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,319,136 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
230,000	3.88%, due 3/1/2031	204,852 (a)
155,000	4.00%, due 10/15/2033	133,681 (a)
25,330,282
Electric 4.7%
3,575,000	Alpha Generation LLC, 6.75%, due 10/15/2032	3,625,222 (a)
530,000	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, due 2/15/2032	526,337 (a)(d)
Calpine Corp.
1,270,000	4.63%, due 2/1/2029	1,204,269 (a)
2,064,000	5.00%, due 2/1/2031	1,947,876 (a)
1,370,000	Electricite de France SA, 9.13%, due 3/15/2033	1,551,710 (a)(f)(g)
1,365,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,277,194 (a)
2,829,000	Lightning Power LLC, 7.25%, due 8/15/2032	2,943,125 (a)
NRG Energy, Inc.
620,000	5.75%, due 1/15/2028	620,336
2,410,000	10.25%, due 3/15/2028	2,659,671 (a)(f)(g)
645,000	5.25%, due 6/15/2029	630,295 (a)
990,000	5.75%, due 7/15/2029	981,435 (a)(e)
1,560,000	6.00%, due 2/1/2033	1,551,366 (a)
850,000	Talen Energy Supply LLC, 8.63%, due 6/1/2030	916,920 (a)
1,575,000	TransAlta Corp., 7.75%, due 11/15/2029	1,663,189
2,380,000	Vistra Corp., 7.00%, due 12/15/2026	2,400,104 (a)(f)(g)
Vistra Operations Co. LLC
695,000	5.00%, due 7/31/2027	685,857 (a)
710,000	4.38%, due 5/1/2029	675,847 (a)
1,305,000	7.75%, due 10/15/2031	1,378,567 (a)
2,350,000	6.88%, due 4/15/2032	2,430,028 (a)
29,669,348
Electrical Components & Equipment 0.5%
1,295,000	EnerSys, 6.63%, due 1/15/2032	1,329,996 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Electrical Components & Equipment – cont'd
WESCO Distribution, Inc.
$1,025,000	6.38%, due 3/15/2029	$1,045,897 (a)
1,050,000	6.63%, due 3/15/2032	1,075,982 (a)
3,451,875
Electronics 0.8%
1,935,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,870,600 (a)
1,310,000	Sensata Technologies BV, 4.00%, due 4/15/2029	1,224,981 (a)
910,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	921,953 (a)
1,200,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	1,121,893 (a)
5,139,427
Engineering & Construction 0.4%
1,675,000	Artera Services LLC, 8.50%, due 2/15/2031	1,660,008 (a)
578,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	563,588 (a)
2,223,596
Entertainment 3.3%
1,575,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,631,448 (a)
Caesars Entertainment, Inc.
335,000	4.63%, due 10/15/2029	314,076 (a)
575,000	6.50%, due 2/15/2032	583,116 (a)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
1,605,000	6.50%, due 10/1/2028	1,618,618
790,000	5.25%, due 7/15/2029	760,988
Churchill Downs, Inc.
1,395,000	5.50%, due 4/1/2027	1,386,688 (a)
665,000	4.75%, due 1/15/2028	645,166 (a)
1,990,000	6.75%, due 5/1/2031	2,025,957 (a)
5,000	International Game Technology PLC, 4.13%, due 4/15/2026	4,928 (a)
1,660,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	1,697,245 (a)
630,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	613,096 (a)
130,000	Merlin Entertainments Ltd., 5.75%, due 6/15/2026	128,178 (a)
2,800,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,643,308 (a)
325,000	Motion Bondco DAC, 6.63%, due 11/15/2027	307,528 (a)
2,155,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	1,937,374 (a)
2,410,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	2,349,523 (a)
1,580,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,517,436 (a)
560,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	574,038 (a)
290,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	295,471 (a)
21,034,182
Environmental Control 0.4%
535,000	GFL Environmental, Inc., 6.75%, due 1/15/2031	550,845 (a)
2,150,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,039,216 (a)
2,590,061
Food 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
680,000	3.50%, due 3/15/2029	628,264 (a)
605,000	4.88%, due 2/15/2030	589,275 (a)
1,055,000	Lamb Weston Holdings, Inc., 4.13%, due 1/31/2030	979,521 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Food – cont'd
Performance Food Group, Inc.
$1,700,000	5.50%, due 10/15/2027	$1,685,592 (a)
445,000	4.25%, due 8/1/2029	416,508 (a)
620,000	6.13%, due 9/15/2032	622,594 (a)
Post Holdings, Inc.
1,490,000	6.38%, due 3/1/2033	1,474,111 (a)
870,000	6.25%, due 10/15/2034	860,389 (a)
815,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	742,681
U.S. Foods, Inc.
585,000	6.88%, due 9/15/2028	601,327 (a)
850,000	4.75%, due 2/15/2029	818,835 (a)
640,000	4.63%, due 6/1/2030	607,239 (a)
580,000	7.25%, due 1/15/2032	602,629 (a)
1,025,000	5.75%, due 4/15/2033	1,009,400 (a)
11,638,365
Food Service 0.3%
TKC Holdings, Inc.
995,000	6.88%, due 5/15/2028	979,582 (a)
615,000	10.50%, due 5/15/2029	621,236 (a)
1,600,818
Forest Products & Paper 0.3%
1,435,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	1,357,668 (a)
440,000	Glatfelter Corp., 7.25%, due 11/15/2031	436,260 (a)
245,000	Mercer International, Inc., 12.88%, due 10/1/2028	259,413 (a)
2,053,341
Healthcare - Products 1.4%
965,000	Avantor Funding, Inc., 4.63%, due 7/15/2028	933,079 (a)
2,350,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	2,465,550 (a)
5,585,000	Medline Borrower LP, 5.25%, due 10/1/2029	5,409,636 (a)
8,808,265
Healthcare - Services 3.5%
640,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	620,896 (a)
CHS/Community Health Systems, Inc.
1,890,000	5.63%, due 3/15/2027	1,843,245 (a)
75,000	8.00%, due 12/15/2027	74,878 (a)
465,000	6.00%, due 1/15/2029	437,907 (a)
80,000	6.88%, due 4/15/2029	67,564 (a)
80,000	6.13%, due 4/1/2030	62,638 (a)
205,000	5.25%, due 5/15/2030	178,910 (a)
475,000	10.88%, due 1/15/2032	509,064 (a)
Encompass Health Corp.
300,000	4.50%, due 2/1/2028	291,806
735,000	4.63%, due 4/1/2031	691,731
2,040,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	2,006,049 (a)
1,305,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	1,329,697 (a)
915,000	HealthEquity, Inc., 4.50%, due 10/1/2029	872,006 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Healthcare - Services – cont'd
	LifePoint Health, Inc.
$245,000	5.38%, due 1/15/2029	$224,174 (a)
1,905,000	9.88%, due 8/15/2030	2,083,843 (a)
1,390,000	10.00%, due 6/1/2032	1,483,076 (a)
1,055,000	Molina Healthcare, Inc., 4.38%, due 6/15/2028	1,012,233 (a)
1,725,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,771,237 (a)
1,139,925	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,283,841 (a)(c)
	Tenet Healthcare Corp.
1,235,000	6.13%, due 6/15/2030	1,240,782
2,220,000	6.75%, due 5/15/2031	2,269,502
1,415,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	1,443,266 (a)
		21,798,345
Holding Companies - Diversified 0.1%
580,000	Benteler International AG, 10.50%, due 5/15/2028	599,600 (a)
Home Builders 1.4%
	Beazer Homes USA, Inc.
940,000	5.88%, due 10/15/2027	935,266
1,595,000	7.50%, due 3/15/2031	1,639,703 (a)
1,630,000	KB Home, 7.25%, due 7/15/2030	1,688,468
698,000	Mattamy Group Corp., 5.25%, due 12/15/2027	687,471 (a)
	Shea Homes LP/Shea Homes Funding Corp.
785,000	4.75%, due 2/15/2028	748,874
1,130,000	4.75%, due 4/1/2029	1,071,711
960,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	928,460 (a)
855,000	Thor Industries, Inc., 4.00%, due 10/15/2029	780,341 (a)
	Tri Pointe Homes, Inc.
530,000	5.25%, due 6/1/2027	524,375
64,000	5.70%, due 6/15/2028	63,594
		9,068,263
Housewares 0.4%
	Newell Brands, Inc.
430,000	5.70%, due 4/1/2026	430,960
315,000	6.63%, due 9/15/2029	319,389
470,000	6.38%, due 5/15/2030	472,148 (d)
315,000	6.63%, due 5/15/2032	315,910 (d)
695,000	6.88%, due 4/1/2036	691,621
190,000	7.00%, due 4/1/2046	176,324
		2,406,352
Insurance 3.9%
	Acrisure LLC/Acrisure Finance, Inc.
1,295,000	8.25%, due 2/1/2029	1,316,080 (a)
380,000	8.50%, due 6/15/2029	390,476 (a)
1,565,000	7.50%, due 11/6/2030	1,591,350 (a)
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,528,000	6.75%, due 10/15/2027	2,518,520 (a)
970,000	6.75%, due 4/15/2028	974,569 (a)
535,000	7.00%, due 1/15/2031	538,602 (a)
790,000	6.50%, due 10/1/2031	782,260 (a)
235,000	7.38%, due 10/1/2032	232,960 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Insurance – cont'd
$1,005,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	$945,906 (a)
AssuredPartners, Inc.
1,800,000	5.63%, due 1/15/2029	1,703,200 (a)
960,000	7.50%, due 2/15/2032	966,773 (a)
1,795,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,830,738 (a)
1,765,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,680,920 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
405,000	7.25%, due 2/15/2031	412,266 (a)
1,095,000	8.13%, due 2/15/2032	1,107,800 (a)
HUB International Ltd.
740,000	5.63%, due 12/1/2029	716,587 (a)
2,215,000	7.25%, due 6/15/2030	2,289,032 (a)
1,060,000	7.38%, due 1/31/2032	1,081,307 (a)
700,000	Jones Deslauriers Insurance Management, Inc., 10.50%, due 12/15/2030	754,064 (a)
1,035,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,059,716 (a)
1,240,000	Ryan Specialty LLC, 5.88%, due 8/1/2032	1,235,858 (a)
590,000	USI, Inc., 7.50%, due 1/15/2032	601,967 (a)
24,730,951
Internet 1.2%
Cablevision Lightpath LLC
690,000	3.88%, due 9/15/2027	655,389 (a)
760,000	5.63%, due 9/15/2028	705,551 (a)
Gen Digital, Inc.
585,000	6.75%, due 9/30/2027	595,047 (a)
980,000	7.13%, due 9/30/2030	1,014,213 (a)
Match Group Holdings II LLC
435,000	4.63%, due 6/1/2028	418,374 (a)
350,000	4.13%, due 8/1/2030	318,254 (a)
Rakuten Group, Inc.
1,510,000	11.25%, due 2/15/2027	1,642,125 (a)
1,280,000	9.75%, due 4/15/2029	1,384,320 (a)
965,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	883,035 (a)
7,616,308
Iron - Steel 1.3%
ATI, Inc.
1,530,000	5.88%, due 12/1/2027	1,517,621
720,000	4.88%, due 10/1/2029	681,989
1,555,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	1,606,903
Cleveland-Cliffs, Inc.
635,000	6.88%, due 11/1/2029	637,462 (a)
1,785,000	7.00%, due 3/15/2032	1,787,018 (a)
855,000	7.38%, due 5/1/2033	861,327 (a)
1,000,000	TMS International Corp., 6.25%, due 4/15/2029	967,480 (a)
8,059,800
Leisure Time 1.8%
Carnival Corp.
395,000	5.75%, due 3/1/2027	396,183 (a)
75,000	6.00%, due 5/1/2029	75,123 (a)
2,260,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	2,426,139 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
$1,075,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	$1,119,131 (a)
130,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	130,615 (a)
1,405,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	1,403,543 (a)
Royal Caribbean Cruises Ltd.
1,330,000	5.63%, due 9/30/2031	1,324,567 (a)
1,265,000	6.00%, due 2/1/2033	1,272,767 (a)
Viking Cruises Ltd.
755,000	5.88%, due 9/15/2027	750,116 (a)
745,000	7.00%, due 2/15/2029	750,826 (a)
670,000	9.13%, due 7/15/2031	723,585 (a)
730,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	719,904 (a)
11,092,499
Lodging 0.4%
1,250,000	MGM Resorts International, 6.13%, due 9/15/2029	1,245,581
Station Casinos LLC
660,000	4.50%, due 2/15/2028	629,917 (a)
725,000	4.63%, due 12/1/2031	658,796 (a)
2,534,294
Machinery - Construction & Mining 0.8%
1,780,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,807,412 (a)
Terex Corp.
1,320,000	5.00%, due 5/15/2029	1,268,831 (a)
1,685,000	6.25%, due 10/15/2032	1,677,182 (a)
4,753,425
Machinery - Diversified 1.2%
1,370,000	ATS Corp., 4.13%, due 12/15/2028	1,284,331 (a)
1,790,000	Chart Industries, Inc., 7.50%, due 1/1/2030	1,861,745 (a)
1,705,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,772,455 (a)
1,685,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	1,692,603 (a)
805,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	791,820 (a)
7,402,954
Media 6.2%
695,000	Cable One, Inc., 4.00%, due 11/15/2030	547,757 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
2,280,000	5.13%, due 5/1/2027	2,232,491 (a)
1,945,000	5.00%, due 2/1/2028	1,882,486 (a)
2,300,000	6.38%, due 9/1/2029	2,277,284 (a)
1,480,000	4.75%, due 3/1/2030	1,346,311 (a)
2,700,000	4.25%, due 2/1/2031	2,343,025 (a)
875,000	7.38%, due 3/1/2031	889,833 (a)
475,000	4.75%, due 2/1/2032	410,662 (a)
1,885,000	4.50%, due 5/1/2032	1,603,734
765,000	4.50%, due 6/1/2033	636,169 (a)
705,000	4.25%, due 1/15/2034	563,231 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Media – cont'd
CSC Holdings LLC
$960,000	5.50%, due 4/15/2027	$854,425 (a)
720,000	5.38%, due 2/1/2028	616,212 (a)
750,000	7.50%, due 4/1/2028	492,562 (a)
730,000	11.25%, due 5/15/2028	711,764 (a)
1,930,000	11.75%, due 1/31/2029	1,882,792 (a)
805,000	6.50%, due 2/1/2029	680,474 (a)
1,455,000	5.75%, due 1/15/2030	766,429 (a)
1,305,000	4.13%, due 12/1/2030	963,262 (a)
1,285,000	4.63%, due 12/1/2030	646,204 (a)
750,000	5.00%, due 11/15/2031	366,559 (a)
DISH DBS Corp.
605,000	7.75%, due 7/1/2026	511,762
1,325,000	5.25%, due 12/1/2026	1,226,370 (a)
1,255,000	5.75%, due 12/1/2028	1,096,507 (a)
765,000	5.13%, due 6/1/2029	508,899
2,120,000	DISH Network Corp., 11.75%, due 11/15/2027	2,231,553 (a)
McGraw-Hill Education, Inc.
730,000	5.75%, due 8/1/2028	715,432 (a)
1,730,000	8.00%, due 8/1/2029	1,741,380 (a)
1,035,000	7.38%, due 9/1/2031	1,060,128 (a)
1,510,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,536,934 (a)
Sirius XM Radio, Inc.
430,000	4.00%, due 7/15/2028	401,736 (a)
770,000	5.50%, due 7/1/2029	746,973 (a)
602,000	4.13%, due 7/1/2030	538,587 (a)
715,000	3.88%, due 9/1/2031	614,423 (a)
1,900,000	Sunrise FinCo I BV, 4.88%, due 7/15/2031	1,738,500 (a)
350,000	Ziggo Bond Co. BV, 5.13%, due 2/28/2030	316,787 (a)
1,125,000	Ziggo BV, 4.88%, due 1/15/2030	1,043,139 (a)
38,742,776
Metal Fabricate - Hardware 0.1%
790,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	796,333 (a)
Mining 1.8%
Arsenal AIC Parent LLC
535,000	8.00%, due 10/1/2030	562,348 (a)
755,000	11.50%, due 10/1/2031	840,118 (a)
Constellium SE
1,300,000	5.63%, due 6/15/2028	1,268,508 (a)
1,125,000	6.38%, due 8/15/2032	1,107,395 (a)
FMG Resources August 2006 Pty. Ltd.
515,000	4.50%, due 9/15/2027	501,352 (a)
315,000	5.88%, due 4/15/2030	313,491 (h)
1,215,000	4.38%, due 4/1/2031	1,106,082 (a)
1,165,000	6.13%, due 4/15/2032	1,168,846 (a)
1,000,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	1,007,228 (a)
Kaiser Aluminum Corp.
1,200,000	4.63%, due 3/1/2028	1,143,296 (a)
1,015,000	4.50%, due 6/1/2031	906,099 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Mining – cont'd
Novelis Corp.
$1,085,000	4.75%, due 1/30/2030	$1,016,496 (a)
185,000	3.88%, due 8/15/2031	162,471 (a)
11,103,730
Miscellaneous Manufacturer 0.5%
440,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	436,953 (a)
725,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	733,011 (a)(c)
1,020,000	Calderys Financing LLC, 11.25%, due 6/1/2028	1,089,333 (a)
Hillenbrand, Inc.
435,000	6.25%, due 2/15/2029	436,641
795,000	3.75%, due 3/1/2031	695,655
3,391,593
Oil & Gas 3.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
535,000	8.25%, due 12/31/2028	545,893 (a)
1,620,000	5.88%, due 6/30/2029	1,564,985 (a)
780,000	6.63%, due 10/15/2032	772,607 (a)
Borr IHC Ltd./Borr Finance LLC
240,854	10.00%, due 11/15/2028	246,301 (a)
336,626	10.38%, due 11/15/2030	347,398 (a)
Civitas Resources, Inc.
990,000	8.38%, due 7/1/2028	1,023,135 (a)
405,000	8.63%, due 11/1/2030	425,480 (a)
515,000	8.75%, due 7/1/2031	539,390 (a)
Comstock Resources, Inc.
815,000	6.75%, due 3/1/2029	780,499 (a)
1,980,000	5.88%, due 1/15/2030	1,809,054 (a)
Crescent Energy Finance LLC
405,000	7.63%, due 4/1/2032	399,879 (a)
770,000	7.38%, due 1/15/2033	746,877 (a)
880,000	Gulfport Energy Operating Corp., 6.75%, due 9/1/2029	884,551 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
705,000	6.25%, due 11/1/2028	687,856 (a)
492,000	5.75%, due 2/1/2029	472,092 (a)
515,000	6.00%, due 4/15/2030	491,210 (a)
478,000	6.00%, due 2/1/2031	451,928 (a)
330,000	8.38%, due 11/1/2033	345,020 (a)
980,000	7.25%, due 2/15/2035	961,336 (a)
985,000	Noble Finance II LLC, 8.00%, due 4/15/2030	998,437 (a)
615,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	620,969 (a)
Permian Resources Operating LLC
1,370,000	5.88%, due 7/1/2029	1,350,554 (a)
170,000	6.25%, due 2/1/2033	168,775 (a)
2,255,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	2,128,860 (a)
Transocean, Inc.
435,000	8.25%, due 5/15/2029	437,005 (a)
620,000	8.50%, due 5/15/2031	624,760 (a)
19,824,851
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Oil & Gas Services 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
$630,000	6.88%, due 4/1/2027	$631,884 (a)
940,000	6.25%, due 4/1/2028	941,741 (a)
1,195,000	6.63%, due 9/1/2032	1,200,403 (a)
2,180,000	Star Holding LLC, 8.75%, due 8/1/2031	2,073,202 (a)
USA Compression Partners LP/USA Compression Finance Corp.
1,105,000	6.88%, due 9/1/2027	1,110,262
1,430,000	7.13%, due 3/15/2029	1,456,445 (a)
7,413,937
Packaging & Containers 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
625,000	6.00%, due 6/15/2027	623,231 (a)
1,120,000	4.00%, due 9/1/2029	982,438 (a)
485,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	421,950 (a)
1,755,000	Berry Global, Inc., 5.63%, due 7/15/2027	1,752,045 (a)
1,420,000	Canpack SA/Canpack U.S. LLC, 3.88%, due 11/15/2029	1,291,745 (a)
Clydesdale Acquisition Holdings, Inc.
865,000	6.88%, due 1/15/2030	877,599 (a)
610,000	8.75%, due 4/15/2030	619,455 (a)
900,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	875,497 (a)
1,955,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	1,927,204 (a)
2,480,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	2,536,212 (a)
1,610,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	1,514,198 (a)
180,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	171,907 (a)
890,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	924,024 (a)
1,130,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,239,884 (a)
Trivium Packaging Finance BV
1,105,000	5.50%, due 8/15/2026	1,095,294 (a)
950,000	8.50%, due 8/15/2027	947,162 (a)
17,799,845
Pharmaceuticals 1.0%
AdaptHealth LLC
315,000	6.13%, due 8/1/2028	310,303 (a)
205,000	4.63%, due 8/1/2029	186,435 (a)
Bausch Health Americas, Inc.
400,000	9.25%, due 4/1/2026	387,144 (a)
265,000	8.50%, due 1/31/2027	212,663 (a)
Bausch Health Cos., Inc.
1,230,000	6.13%, due 2/1/2027	1,110,260 (a)
1,180,000	5.75%, due 8/15/2027	973,889 (a)
1,045,000	5.00%, due 1/30/2028	668,800 (a)
1,630,000	4.88%, due 6/1/2028	1,259,517 (a)
395,000	5.25%, due 2/15/2031	213,300 (a)
765,000	Grifols SA, 4.75%, due 10/15/2028	704,936 (a)
6,027,247
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Pipelines 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
$435,000	5.75%, due 1/15/2028	$432,641 (a)
525,000	5.38%, due 6/15/2029	511,328 (a)
1,105,000	6.63%, due 2/1/2032	1,117,274 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
1,585,000	5.50%, due 6/15/2031	1,508,281 (a)
1,055,000	7.50%, due 12/15/2033	1,116,210 (a)
660,000	DT Midstream, Inc., 4.13%, due 6/15/2029	619,778 (a)
EQM Midstream Partners LP
510,000	7.50%, due 6/1/2027	521,451 (a)
365,000	6.38%, due 4/1/2029	370,681 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
605,000	8.00%, due 1/15/2027	615,747
430,000	7.75%, due 2/1/2028	434,338
1,435,000	8.25%, due 1/15/2029	1,465,573
822,000	7.88%, due 5/15/2032	821,428
1,860,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	1,881,567 (a)
Howard Midstream Energy Partners LLC
290,000	8.88%, due 7/15/2028	305,968 (a)
1,850,000	7.38%, due 7/15/2032	1,887,424 (a)
1,765,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,631,024 (a)
Kinetik Holdings LP
600,000	6.63%, due 12/15/2028	612,809 (a)
2,165,000	5.88%, due 6/15/2030	2,148,333 (a)
555,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	514,109 (a)
1,225,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	1,232,910 (a)
605,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	620,876 (a)
780,000	Prairie Acquiror LP, 9.00%, due 8/1/2029	790,793 (a)
Rockies Express Pipeline LLC
340,000	4.80%, due 5/15/2030	314,437 (a)
570,000	7.50%, due 7/15/2038	578,602 (a)
980,000	6.88%, due 4/15/2040	929,169 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
570,000	6.00%, due 3/1/2027	565,672 (a)
385,000	5.50%, due 1/15/2028	369,745 (a)
1,115,000	7.38%, due 2/15/2029	1,118,672 (a)
460,000	6.00%, due 12/31/2030	431,717 (a)
360,000	6.00%, due 9/1/2031	333,939 (a)
Venture Global Calcasieu Pass LLC
1,195,000	3.88%, due 8/15/2029	1,101,845 (a)
625,000	4.13%, due 8/15/2031	569,648 (a)
Venture Global LNG, Inc.
1,435,000	8.13%, due 6/1/2028	1,489,219 (a)
1,305,000	9.50%, due 2/1/2029	1,442,423 (a)
1,205,000	7.00%, due 1/15/2030	1,212,438 (a)
270,000	8.38%, due 6/1/2031	280,445 (a)
895,000	9.88%, due 2/1/2032	976,917 (a)
32,875,431
Real Estate 0.3%
915,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	919,949 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Real Estate – cont'd
$845,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	$885,379 (a)
1,805,328
Real Estate Investment Trusts 3.3%
555,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	518,996 (a)
Iron Mountain, Inc.
609,000	5.25%, due 3/15/2028	597,685 (a)
650,000	4.88%, due 9/15/2029	625,985 (a)
400,000	5.25%, due 7/15/2030	386,746 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
885,000	4.25%, due 2/1/2027	856,893 (a)
150,000	4.75%, due 6/15/2029	142,909 (a)
MPT Operating Partnership LP/MPT Finance Corp.
335,000	5.25%, due 8/1/2026	316,866
770,000	5.00%, due 10/15/2027	679,555
1,355,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	1,247,982 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,240,000	5.88%, due 10/1/2028	1,227,092 (a)
700,000	4.88%, due 5/15/2029	666,747 (a)
915,000	7.00%, due 2/1/2030	937,315 (a)
1,275,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	1,273,314 (a)
RHP Hotel Properties LP/RHP Finance Corp.
1,315,000	7.25%, due 7/15/2028	1,363,939 (a)
425,000	4.50%, due 2/15/2029	406,912 (a)
2,000,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,802,553 (a)
Service Properties Trust
960,000	5.25%, due 2/15/2026	931,104
1,725,000	8.63%, due 11/15/2031	1,823,020 (a)
1,705,000	Starwood Property Trust, Inc., 4.38%, due 1/15/2027	1,643,388 (a)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,740,000	10.50%, due 2/15/2028	1,853,395 (a)
935,000	6.50%, due 2/15/2029	804,951 (a)
825,000	XHR LP, 4.88%, due 6/1/2029	774,389 (a)
20,881,736
Retail 4.4%
1011778 BC ULC/New Red Finance, Inc.
635,000	3.88%, due 1/15/2028	605,246 (a)
325,000	4.38%, due 1/15/2028	312,574 (a)
2,070,000	4.00%, due 10/15/2030	1,869,520 (a)
Asbury Automotive Group, Inc.
900,000	4.63%, due 11/15/2029	842,689 (a)
1,220,000	5.00%, due 2/15/2032	1,123,873 (a)
Bath & Body Works, Inc.
1,410,000	6.63%, due 10/1/2030	1,411,825 (a)
420,000	6.95%, due 3/1/2033	416,449
660,000	Beacon Roofing Supply, Inc., 4.13%, due 5/15/2029	613,639 (a)
Carvana Co.
1,710,622	9.00% Cash/12.00% PIK, due 12/1/2028	1,809,260 (a)(c)
825,000	11.00% Cash/13.00% PIK, due 6/1/2030	899,456 (a)(c)
920,200	9.00% Cash/14.00% PIK, due 6/1/2031	1,097,088 (a)(c)
1,825,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,907,877 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Retail – cont'd
$1,185,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	$1,046,988 (a)
Gap, Inc.
1,195,000	3.63%, due 10/1/2029	1,072,439 (a)
365,000	3.88%, due 10/1/2031	313,655 (a)
1,250,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	1,255,604 (a)
1,580,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	1,491,466 (a)
670,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	649,676 (a)
LCM Investments Holdings II LLC
1,155,000	4.88%, due 5/1/2029	1,091,399 (a)
790,000	8.25%, due 8/1/2031	825,070 (a)
Macy's Retail Holdings LLC
315,000	5.88%, due 4/1/2029	307,794 (a)
650,000	4.50%, due 12/15/2034	542,877
493,000	5.13%, due 1/15/2042	379,304
970,000	Nordstrom, Inc., 5.00%, due 1/15/2044	729,839
815,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	806,003 (a)
PetSmart, Inc./PetSmart Finance Corp.
415,000	4.75%, due 2/15/2028	394,515 (a)
375,000	7.75%, due 2/15/2029	363,972 (a)
Walgreens Boots Alliance, Inc.
550,000	3.45%, due 6/1/2026	529,067
200,000	8.13%, due 8/15/2029	198,784
215,000	4.50%, due 11/18/2034	167,110
315,000	4.80%, due 11/18/2044	231,733
1,960,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,966,450 (a)
595,000	Yum! Brands, Inc., 4.63%, due 1/31/2032	557,827
27,831,068
Software 2.1%
2,835,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,681,251 (a)
890,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	909,503 (a)
185,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	185,700 (a)
Cloud Software Group, Inc.
2,880,000	6.50%, due 3/31/2029	2,812,503 (a)
1,335,000	9.00%, due 9/30/2029	1,334,879 (a)
540,000	8.25%, due 6/30/2032	555,038 (a)
Open Text Holdings, Inc.
375,000	4.13%, due 2/15/2030	344,267 (a)
1,325,000	4.13%, due 12/1/2031	1,189,988 (a)
1,639,825	Rackspace Finance LLC, 3.50%, due 5/15/2028	966,143 (a)
2,205,000	UKG, Inc., 6.88%, due 2/1/2031	2,259,047 (a)
13,238,319
Telecommunications 4.5%
Altice Financing SA
400,000	5.00%, due 1/15/2028	338,258 (a)
685,000	5.75%, due 8/15/2029	561,786 (a)
Altice France SA
680,000	8.13%, due 2/1/2027	563,234 (a)
1,750,000	5.50%, due 1/15/2028	1,358,002 (a)
1,320,000	5.50%, due 10/15/2029	988,335 (a)
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
CommScope LLC
$1,410,000	6.00%, due 3/1/2026	$1,376,453 (a)
450,000	8.25%, due 3/1/2027	426,118 (a)
CommScope Technologies LLC
370,000	6.00%, due 6/15/2025	362,600 (a)
395,000	5.00%, due 3/15/2027	349,361 (a)
Consolidated Communications, Inc.
470,000	5.00%, due 10/1/2028	434,712 (a)
1,765,000	6.50%, due 10/1/2028	1,674,732 (a)
Frontier Communications Holdings LLC
1,210,000	5.88%, due 10/15/2027	1,207,408 (a)
600,000	5.00%, due 5/1/2028	589,833 (a)
2,410,000	5.88%, due 11/1/2029	2,354,720
1,765,000	Iliad Holding SASU, 7.00%, due 10/15/2028	1,787,805 (a)
Level 3 Financing, Inc.
395,000	4.25%, due 7/1/2028	328,344 (a)
865,000	4.88%, due 6/15/2029	739,575 (a)
455,000	3.75%, due 7/15/2029	332,587 (a)
794,893	11.00%, due 11/15/2029	896,967 (a)
590,000	4.50%, due 4/1/2030	471,965 (a)
988,000	10.50%, due 5/15/2030	1,080,625 (a)
655,000	10.75%, due 12/15/2030	731,875 (a)
Lumen Technologies, Inc.
450,000	4.50%, due 1/15/2029	351,000 (a)
1,110,235	4.13%, due 4/15/2029	971,456 (a)
Optics Bidco SpA
569,000	6.38%, due 11/15/2033	573,398 (a)
430,000	6.00%, due 9/30/2034	419,161 (a)
424,000	7.20%, due 7/18/2036	436,176 (a)
239,000	7.72%, due 6/4/2038	253,526 (a)
1,250,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,082,538 (a)
Windstream Services LLC/Windstream Escrow Finance Corp.
1,860,000	7.75%, due 8/15/2028	1,870,293 (a)
465,000	8.25%, due 10/1/2031	470,813 (a)
Zayo Group Holdings, Inc.
1,785,000	4.00%, due 3/1/2027	1,588,666 (a)
1,335,000	6.13%, due 3/1/2028	1,145,994 (a)
28,118,316
Transportation 0.4%
2,575,000	XPO, Inc., 7.13%, due 2/1/2032	2,675,000 (a)
Trucking & Leasing 0.6%
952,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	951,014 (a)(f)
Fortress Transportation & Infrastructure Investors LLC
405,000	7.88%, due 12/1/2030	426,660 (a)
1,690,000	7.00%, due 5/1/2031	1,738,020 (a)
785,000	7.00%, due 6/15/2032	805,412 (a)
3,921,106
Total Corporate Bonds (Cost $577,974,358)		589,998,207
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value
Loan Assignments(b) 2.8%
Commercial Services 0.1%
$372,166	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.76%, due 4/11/2029	$343,323
Commercial Services & Supplies 0.1%
965,000	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR), due 2/23/2029	936,291 (i)(j)
Diversified Insurance 0.1%
646,641	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.70%, due 10/1/2027	620,129
Electric Utilities 0.1%
800,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	800,000 (i)(j)
Electronics - Electrical 0.7%
625,179	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.54%, due 10/8/2028	615,020
	MH Sub I LLC
310,000	Second Lien Term Loan, (3 mo. USD Term SOFR), due 2/23/2029	303,025 (i)(j)
645,000	Term Loan, (1 mo. USD Term SOFR), due 5/3/2028	640,724 (i)(j)
779,945	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.18%, due 5/15/2028	793,430
636,718	RealPage, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.80%, due 4/24/2028	627,008
1,206,975	VS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.04%, due 4/11/2031	1,206,975
		4,186,182
Forest Products & Paper 0.1%
685,000	Glatfelter Corp., Term Loan B, (1 mo. USD Term SOFR), due 10/10/2031	677,725 (i)(j)
Health Care 0.6%
1,121,334	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.91%, due 7/17/2028	1,094,142
593,486	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR), due 11/1/2028	441,471 (i)(j)
	National Mentor Holdings, Inc.
757,233	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.45% – 8.54%, due 3/2/2028	741,618 (k)
21,882	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.45%, due 3/2/2028	21,431
1,655,181	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.69%, due 11/15/2028	1,653,674
		3,952,336
Home Furnishings 0.1%
680,672	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.05%, due 10/30/2027	642,895
Industrial Equipment 0.1%
628,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.87%, due 5/21/2029	626,719
Life Sciences Tools & Services 0.3%
2,081,171	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.35%, due 9/27/2030	2,034,615
Pipelines 0.2%
1,205,887	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.59%, due 10/27/2028	1,136,223
Utilities 0.3%
	Lightstone Holdco LLC
1,757,357	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.34%, due 1/29/2027	1,775,564
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
Principal Amount		Value
Loan Assignments cont'd
Utilities – cont'd
$99,388	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.34%, due 1/29/2027	$100,417
		1,875,981
Total Loan Assignments (Cost $17,601,697)		17,832,419

Convertible Bonds 0.1%
Media 0.1%
610,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $586,716)	512,164
Number of Shares
Short-Term Investments 2.7%
Investment Companies 2.7%
16,871,383	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(l) (Cost $16,871,383)	16,871,383
Total Investments 100.0% (Cost $615,929,154)		628,173,420
Other Assets Less Liabilities 0.0%(m)		166,998
Net Assets 100.0%		$628,340,418

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $537,634,443, which represents 85.6% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(c)	Payment-in-kind (PIK) security.
(d)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $3,239,589, which represents 0.5% of net assets of the Fund.
(e)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $1,605,335, which represents
0.3% of net assets of the Fund.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $313,491, which represents 0.0% of net assets of the
Fund.

(i)	All or a portion of this security was purchased on a delayed delivery basis.
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
(j)	All or a portion of this security had not settled as of October 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	The stated interest rates represent the range of rates at October 31, 2024 of the underlying contracts within the Loan Assignment.
(l)	Represents 7-day effective yield as of October 31, 2024.
(m)	Represents less than 0.05% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$536,848,945	85.4%
Canada	24,674,273	3.9%
France	8,956,472	1.4%
Germany	5,173,563	0.8%
Netherlands	5,140,882	0.8%
Cayman Islands	4,275,991	0.7%
Luxembourg	3,339,864	0.5%
Australia	3,089,771	0.5%
United Kingdom	3,038,310	0.5%
Japan	3,026,445	0.5%
Switzerland	1,824,403	0.3%
Ireland	1,781,554	0.3%
Italy	1,682,261	0.3%
Czech Republic	1,631,448	0.3%
Bermuda	1,438,737	0.2%
Finland	1,357,668	0.2%
Poland	1,291,745	0.2%
Spain	1,231,273	0.2%
Austria	599,600	0.1%
Mexico	593,699	0.1%
Chile	305,133	0.1%
Short-Term Investments and Other Assets—Net	17,038,381	2.7%
	$628,340,418	100.0%
See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$2,959,247	$—	$2,959,247
Corporate Bonds#	—	589,998,207	—	589,998,207
Loan Assignments#	—	17,832,419	—	17,832,419
Convertible Bonds#	—	512,164	—	512,164
Short-Term Investments	—	16,871,383	—	16,871,383
Total Investments	$—	$628,173,420	$—	$628,173,420

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2024
Investments in Securities:
Loan Assignments(1)(2)	$7,331	$3	$87	$175	$—	$(5,885)	$—	$(1,711)	$—	$—
Total	$7,331	$3	$87	$175	$—	$(5,885)	$—	$(1,711)	$—	$—
(1) At the beginning of the year, these investments were valued based on a single quotation obtained from a dealer.
(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^
October 31, 2024

Principal Amount		Value
Loan Assignments(a) 0.0%(b)
Oil, Gas & Consumable Fuels 0.0%(b)
	Rialto Bioenergy Facility LLC
$58,315	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2024	$0 #(c)(d)(e)
12,866	Term Loan DIP, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2024	6,796 #(c)(d)(e)
Total Loan Assignments (Cost $71,181)		6,796

Municipal Notes 100.4%
Alabama 4.0%
200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	201,537
1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,076,211
1,250,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-A, 5.00%, due 6/1/2054	1,276,116
		2,553,864
American Samoa 1.2%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	747,811 (f)
Arizona 3.3%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	504,800 (f)
100,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	100,618 (f)
500,000	Phoenix Industrial Development Authority Education Refunding Revenue (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	500,323
500,000	Pima County Industrial Development Authority Education Refunding Revenue (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	503,139 (f)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	490,574 (f)
		2,099,454
California 9.0%
675,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	724,904
160,000	California County Tobacco Securitization Agency Refunding Revenue, Series 2020-B-1, 5.00%, due 6/1/2049	162,556
919,138	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	943,948
300,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A, 8.00%, due 1/1/2050 Putable 8/15/2025	309,150 (f)
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	251,518 (f)
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
110,000	Series 2015-A, 4.50%, due 10/1/2025	110,001
400,000	Series 2019-A, 5.00%, due 10/1/2049	385,096 (f)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	505,518 (f)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	404,350 (f)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	25 (c)(f)
195,588	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	23,821 #(c)(d)(e)
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
Principal Amount		Value

California – cont'd
$500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	$428,337 (f)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	602,637 (f)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	405,187 (f)
55,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	55,287
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AGM), 3.38%, due 8/1/2050	434,408
		5,746,743
Colorado 5.6%
1,200,000	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital), (LOC: TD Bank N.A.), Series 2020-A, 4.05%, due 12/1/2052	1,200,000 (g)
307,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	306,791
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034	252,565
175,000	Series 2015-A, 5.00%, due 12/1/2035	176,592
500,000	Series 2015-A, 5.00%, due 12/1/2045	502,914
252,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	260,406 (f)
1,300,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	886,675 (f)
		3,585,943
Florida 7.2%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	2,000 (c)(f)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	487,795 (f)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	650,135
1,000,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	1,032,058
450,000	Florida State Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc. Project), Series 2015-A, 6.00%, due 6/15/2035	453,620 (f)
130,000	Florida State Housing Finance Corp. Revenue, Series 2015-1, (FHLMC), (FNMA), (GNMA), 3.75%, due 7/1/2035	124,958
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	530,448
950,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	811,637
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	498,974 (f)
		4,591,625
Georgia 1.6%
300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	304,076 (f)
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	746,867
		1,050,943
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
Principal Amount		Value

Hawaii 0.4%
$250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	$236,984 (f)
Illinois 1.6%
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	200,618
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	404,103 (f)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	426,936
		1,031,657
Indiana 2.2%
650,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	581,146
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	814,807
		1,395,953
Kansas 0.0%(b)
35,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2019, 3.60%, due 6/1/2030	34,200
Kentucky 2.7%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,152
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	504,793
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019, 4.00%, due 9/1/2045	806,457
		1,716,402
Louisiana 1.0%
270,354	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	253,542 (f)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	394,301 (f)
		647,843
Maine 0.8%
1,000,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	326,191 (f)
200,000	Maine State Finance Authority Solid Waste Disposal Revenue (Casella Waste System Project), Series 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	201,720 (f)
		527,911
Maryland 0.6%
	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	205,686 (f)
200,000	Series 2022, 5.00%, due 6/1/2051	197,820
		403,506
Massachusetts 0.9%
	Massachusetts State Education Financing Authority Revenue
250,000	Series 2023-B, 4.25%, due 7/1/2044	241,112
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
Principal Amount		Value

Massachusetts – cont'd
$350,000	Series 2023-C, 5.00%, due 7/1/2053	$348,325
		589,437
Minnesota 1.2%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	450,560
300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	300,442
		751,002
Mississippi 2.6%
1,400,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-G, 3.95%, due 11/1/2035	1,400,000 (g)
255,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	241,940 (f)
		1,641,940
Montana 1.1%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	707,870 (f)
Nevada 0.8%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	500,537 (f)
New Hampshire 1.0%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	633,952 (f)
New Jersey 1.7%
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Refunding Revenue, Series 2024-AA, 5.25%, due 6/15/2041	1,121,629
New York 9.9%
2,000,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E1, 4.00%, due 11/15/2050	2,000,000 (g)
225,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 4.05%, due 1/1/2034	225,000 (g)
400,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 4.00%, due 6/15/2033	400,000 (g)
600,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), (LOC: State Street B&T Co.), Series 2010, 3.90%, due 6/15/2043	600,000 (g)
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	336,913
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	187,883
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	217,820 (f)
1,000,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.38%, due 8/1/2054	1,009,305
500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	496,896 (f)
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	430,287
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	427,137
		6,331,241
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
Principal Amount		Value

Ohio 4.6%
$450,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035	$434,455
750,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	677,208
730,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	596,866 (f)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	493,794 (f)
750,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	734,032
		2,936,355
Oregon 0.6%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	358,839
Pennsylvania 2.2%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	760,409
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	506,239
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	152,500 (c)(f)
		1,419,148
Puerto Rico 3.1%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	50,761
32,139	Series 2021-A1, 5.38%, due 7/1/2025	32,481
63,784	Series 2021-A1, 5.63%, due 7/1/2027	66,377
62,750	Series 2021-A1, 5.63%, due 7/1/2029	67,503
60,948	Series 2021-A1, 5.75%, due 7/1/2031	67,188
57,794	Series 2021-A1, 4.00%, due 7/1/2033	56,937
51,950	Series 2021-A1, 4.00%, due 7/1/2035	50,946
44,586	Series 2021-A1, 4.00%, due 7/1/2037	43,252
60,620	Series 2021-A1, 4.00%, due 7/1/2041	57,181
813,045	Series 2021-A1, 4.00%, due 7/1/2046	758,123
1,500,000	Puerto Rico Electric Power Authority Revenue, Series 2012-A, 5.00%, due 7/1/2042	641,250 (c)
100,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2034	105,693
		1,997,692
Rhode Island 2.1%
1,300,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2054	1,373,814
South Carolina 4.9%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,124
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	159,537
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	45,000 (c)(f)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	41,150 #(c)(d)(e)
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
Principal Amount		Value

South Carolina – cont'd
$500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	$50,000 (c)(f)
	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group)
1,200,000	Series 2024-A, 5.00%, due 11/1/2037	1,335,224
1,000,000	Series 2024-A, 4.50%, due 11/1/2054	994,758
		3,125,793
Tennessee 2.3%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	430,828
1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	1,021,863 (f)
		1,452,691
Texas 8.0%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	750,643
500,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	343,594
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	95,001
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AGM), 4.00%, due 9/1/2036	496,641
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	712,927
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	932,036
400,000	Houston Airport System Revenue (United Airlines, Inc. Terminal Improvement Project), Series 2015-B-1, 5.00%, due 7/15/2030	401,990
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	482,740 (f)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	122,500 (c)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	500,000 (c)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	308,623 (f)
		5,146,695
Utah 2.0%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	579,296
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	732,695
		1,311,991
Vermont 1.1%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	512,448 (f)
180,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	180,625
		693,073
Virgin Islands 1.6%
1,000,000	Virgin Islands Public Finance Authority Revenue (Frenchman's Reef Hotel Development Project), Series 2024-A, 6.00%, due 4/1/2053	1,054,988 (f)(h)
West Virginia 3.4%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,674,883
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
Principal Amount		Value

West Virginia – cont'd
$500,000	Series 2023-B, (AGM), 5.38%, due 9/1/2053	$539,420
		2,214,303
Wisconsin 4.1%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	301,268 (f)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	424,914 (f)
411,673	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	384,840
500,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	500,241 (f)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	434,229
500,000	Series 2021, 4.25%, due 7/1/2054	416,701
200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	183,799 (f)
		2,645,992
Total Municipal Notes (Cost $69,357,671)		64,379,821
Total Investments 100.4% (Cost $69,428,852)		64,386,617
Liabilities Less Other Assets (0.4)%		(224,741)
Net Assets 100.0%		$64,161,876

(a)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Defaulted security.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $71,767, which represents
0.1% of net assets of the Fund.

(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $19,482,892, which represents 30.4% of net assets of the Fund.

(g)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at October 31, 2024.

(h)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $1,054,988, which represents 1.6% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $71,767, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2024	Fair Value Percentage of Net Assets as of 10/31/2024
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$186,408	$23,821	0.0%
Rialto Bioenergy Facility LLC	11/21/2023-1/31/2024	12,866	6,796	0.0%
Rialto Bioenergy Facility LLC	11/30/2023-5/29/2024	58,315	—	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	482,521	41,150	0.1%
Total		$740,110	$71,767	0.1%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$6,796	$6,796
Municipal Notes
California	—	5,722,922	23,821	5,746,743
South Carolina	—	3,084,643	41,150	3,125,793
Other Municipal Notes#	—	55,507,285	—	55,507,285
Total Municipal Notes	—	64,314,850	64,971	64,379,821
Total Investments	$—	$64,314,850	$71,767	$64,386,617

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2024
Investments in Securities:
Loan Assignments(1)	$—	$4	$—	$(65)	$100	$(32)	$—	$—	$7	$(65)
Municipal Notes(1)(2)	87	1	—	(104)	—	(52)	133	—	65	(104)
Total	$87	$5	$—	$(169)	$100	$(84)	$133	$—	$72	$(169)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 10/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$64,971	Market Approach	Recovery Value (of Par Value)	8.2% - 12.2%	9.7%	Increase
Loan Assignments	6,796	Market Approach	Recovery Value (of Par Value)	0.0% - 52.8%	52.8%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) Transfers into Level 3 were attributable to observable market data becoming unobservable for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^
October 31, 2024

Principal Amount		Value
Municipal Notes 99.1%
Alabama 0.8%
$565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AGM), 5.00%, due 5/1/2027	$593,383
Arizona 0.7%
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	490,574 (a)
Arkansas 3.1%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM), 4.00%, due 10/1/2033	557,630
1,370,000	Pulaski County Revenue (Arkansas Children's Hospital), Series 2023, 5.25%, due 3/1/2053	1,462,797
315,000	Russellville Water & Sewer Revenue, Series 2018, (AGM), 4.00%, due 7/1/2028	317,119
		2,337,546
California 0.3%
200,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A, 8.00%, due 1/1/2050 Putable 8/15/2025	206,100 (a)
District of Columbia 1.1%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	802,190
Florida 4.2%
750,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	774,044
1,225,000	Miami-Dade County (Building Better Community Program), Series 2015-D, 5.00%, due 7/1/2026	1,266,349
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,090,654
		3,131,047
Georgia 2.2%
520,000	Gainesville & Hall County Hospital Authority Revenue (Northeast Georgia Health System, Inc.), Series 2024, 5.00%, due 10/15/2030	566,825
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,035,943
		1,602,768
Illinois 7.0%
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AGM), 4.00%, due 12/1/2035	1,006,885
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	945,689
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	671,248
600,000	Series 2023-B, 5.00%, due 5/1/2028	635,524
	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds)
650,000	Series 2023-A, 5.00%, due 1/1/2033	703,796
1,275,000	Series 2023-A, 4.00%, due 1/1/2042	1,276,236
		5,239,378
Indiana 4.7%
895,000	Anderson School Building Corp. (First Mortgage), Series 2018, (ST INTERCEPT), 5.00%, due 1/15/2026	912,342
1,000,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	1,056,397
400,000	IPS Multi-School Building Corp. Revenue, Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	438,689
See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)
Principal Amount		Value
Indiana – cont'd
$1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	$1,054,732
		3,462,160
Iowa 1.5%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,101,496
Kentucky 6.7%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	201,270
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	767,385
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	773,002
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	627,016
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	504,793
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AGM), 5.00%, due 7/1/2028	1,031,845
1,000,000	Warren County School District General Obligation, Series 2024, (ST INTERCEPT), 5.00%, due 12/1/2029	1,094,292
		4,999,603
Louisiana 3.2%
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AGM), 5.00%, due 3/1/2027	526,664
755,000	Series 2018, (AGM), 5.00%, due 3/1/2028	800,441
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,070,968
		2,398,073
Maine 0.2%
400,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	130,476 (a)
Michigan 11.3%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,022,336
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	482,955
250,000	Series 2023-C, 6.00%, due 5/1/2043	281,222
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	72,832
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	110,483
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,031,831
500,000	Livonia Public School District General Obligation, Series 2016, (AGM), 5.00%, due 5/1/2028	514,423
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	724,375
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	288,927
1,000,000	Michigan State Housing Development Authority Single Family Mortgage Revenue (Non Ace), Series 2018-C, 2.90%, due 12/1/2024	998,400
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,001,466
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	826,714
See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)
Principal Amount		Value
Michigan – cont'd
$1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	$1,074,907
		8,430,871
Minnesota 2.5%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	323,751
410,000	Series 2022-A, 5.00%, due 6/15/2028	434,832
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	280,492
600,000	Series 2024, 5.25%, due 1/1/2054	644,809
210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	210,036 (a)
		1,893,920
Missouri 3.6%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,009,652
	Saint Louis School District General Obligation
510,000	Series 2023, (AGM), 5.00%, due 4/1/2035	568,149
1,000,000	Series 2023, (AGM), 5.00%, due 4/1/2039	1,085,545
		2,663,346
New Hampshire 1.8%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	261,780
300,000	Series 2024-A, 5.38%, due 4/1/2049	305,544
325,000	Series 2024-A, 5.50%, due 4/1/2054	331,079
400,000	Series 2024-A, 5.63%, due 4/1/2059	410,526
		1,308,929
New Jersey 2.0%
185,000	New Jersey State Economic Development Authority Revenue (Social Bonds), Series 2021-QQQ, 5.00%, due 6/15/2025	186,637
650,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue Refunding, Series 2017-A, 2.60%, due 11/1/2024	650,000
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	110,166
500,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2031	539,240
		1,486,043
New York 10.9%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	180,754 (b)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	197,660 (a)
3,955,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E1, 4.00%, due 11/15/2050	3,955,000 (c)
100,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 4.05%, due 1/1/2034	100,000 (c)
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,140
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	960,637
See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)
Principal Amount		Value
New York – cont'd
$150,000
New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second
General Resolution Revenue Bonds), (LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-2, 4.05%,
due 6/15/2050
		$150,000 (c)
300,000	New York General Obligation, Series 2012-2, 4.00%, due 4/1/2042	300,000 (c)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,103,114
500,000	New York State Power Authority Revenue (Green Transmission Project-Green Bond), Series 2022-A, (AGM), 5.00%, due 11/15/2024	500,308
500,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.13%, due 8/1/2044	505,215
		8,102,828
North Carolina 0.2%
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	181,413
Ohio 1.5%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036	498,634
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	338,480
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	246,897 (a)
		1,084,011
Oklahoma 4.0%
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	788,129
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	668,917
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	435,832
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2004, (BAM), 5.00%, due 10/1/2044	1,073,559
		2,966,437
Pennsylvania 3.4%
	Allegheny County Sanitary Authority Revenue
290,000	Series 2018, 5.00%, due 6/1/2030	311,002
565,000	Series 2018, 5.00%, due 6/1/2032	604,036
	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue
1,000,000	Series 2018-127B, 2.85%, due 4/1/2026	982,334
650,000	Series 2019-131A, 1.75%, due 4/1/2025	642,471
		2,539,843
Puerto Rico 0.6%
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
100,000	Series 2021, 5.00%, due 7/1/2035	105,379
200,000	Series 2021, 4.00%, due 7/1/2036	187,580
200,000	Series 2021, 4.00%, due 7/1/2038	186,413
		479,372
South Carolina 3.6%
	Dillon County School Facility Corp. Certificate of Participation Refunding
1,175,000	Series 2020, 5.00%, due 12/1/2026	1,218,062
445,000	Series 2020, 5.00%, due 12/1/2027	468,859
See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)
Principal Amount		Value
South Carolina – cont'd
$150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	$22,500 (a)(d)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	14,402 #(d)(e)(f)
1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	988,425
		2,712,248
Tennessee 0.3%
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	225,628
Texas 9.1%
780,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	764,551
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	965,487
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	594,169
450,000	Klein Independent School District Refunding General Obligation (School House), Series 2015-A, (PSF-GTD), 4.00%, due 8/1/2029	452,295
	Texas Water Development Board Revenue (Master Trust)
795,000	Series 2020, 4.00%, due 10/15/2031	833,260
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,073,861
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AGM), 5.00%, due 8/15/2027	1,066,649
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,021,300
		6,771,572
Utah 0.6%
410,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2024, 5.25%, due 10/15/2039	439,239
Washington 2.1%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,100,834
474,337	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	446,265
		1,547,099
West Virginia 5.9%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	508,145
650,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	691,634
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	558,294
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	718,833
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	615,023
275,000	West Virginia Housing Development Fund Revenue (Housing Finance), Series 2018-A, (HUD), 2.65%, due 11/1/2024	275,000
See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)
Principal Amount		Value
West Virginia – cont'd
$990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	$1,028,889
		4,395,818
Total Investments 99.1% (Cost $75,685,068)		73,723,411
Other Assets Less Liabilities 0.9%		670,154
Net Assets 100.0%		$74,393,565

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $1,504,243, which represents 2.0% of net assets of the Fund.

(b)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2024.

(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at October 31, 2024.

(d)	Defaulted security.
(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $14,402, which represents
0.0% of net assets of the Fund.

#  This security is subject to restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $14,402, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2024	Fair Value Percentage of Net Assets as of 10/31/2024
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	$171,177	$14,402	0.0%
See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$2,697,846	$14,402	$2,712,248
Other Municipal Notes#	—	71,011,163	—	71,011,163
Total Municipal Notes	—	73,709,009	14,402	73,723,411
Total Investments	$—	$73,709,009	$14,402	$73,723,411

#	The Schedule of Investments provides information on the state/territory categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2024
Investments in Securities:
Municipal Notes(1)	$31	$—	$—	$(17)	$—	$—	$—	$—	$14	$(17)
Total	$31	$—	$—	$(17)	$—	$—	$—	$—	$14	$(17)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 10/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$14,402	Market Approach	Recovery Value (of Par Value)	8.2%	8.2%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^
October 31, 2024

Principal Amount		Value
Municipal Notes 99.9%
Alabama 1.0%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$331,419
100,000	Columbia Industrial Development Board Revenue Refunding (Alabama Power Co., Project), Series 2014-A, 4.00%, due 12/1/2037	100,000 (a)
1,380,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,485,171
		1,916,590
Arizona 0.3%
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	490,574 (b)
Arkansas 0.8%
790,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	578,656
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	866,130 (c)
		1,444,786
California 5.4%
1,000,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	1,073,932
1,471,319	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,483,545
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	303,541
1,485,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	1,551,419
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AGM), 5.00%, due 4/1/2027	121,155
280,000	Series 2017-A, (AGM), 5.00%, due 4/1/2032	291,342
110,000	Los Angeles Community College District General Obligation, Series 2024, 5.00%, due 8/1/2037	128,386
1,870,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2024-C, 5.00%, due 7/1/2036	2,171,106
2,800,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 3.69%, due 10/1/2047	2,800,000 (a)(b)
350,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AGM), 5.25%, due 8/1/2042	395,133
65,000	San Marcos Unified School District General Obligation Capital Appreciation (Election 2010), Series 2012-B, 0.00%, due 8/1/2027	59,763
		10,379,322
Colorado 1.9%
600,000	Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond Program), Series 2011, (LOC: TD Bank N.A.), 4.00%, due 7/1/2041	600,000 (a)
	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital)
400,000	(LOC: TD Bank N.A.), Series 2020-A, 4.05%, due 12/1/2052	400,000 (a)
200,000	(LOC: TD Bank N.A.), Series 2020-B, 3.05%, due 12/1/2052	200,000 (a)
500,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	537,445
945,000	Colorado State Educational & Cultural Facility Authority Revenue Refunding (Alexander Dawson School Project), Series 2016, 5.00%, due 5/15/2025	950,880
340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	327,558
200,000	University of Colorado Hospital Authority Refunding Revenue, (LOC: TD Bank N.A.), Series 2018-C, 4.00%, due 11/15/2039	200,000 (a)
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
Colorado – cont'd
$450,000	Westminster Public Schools Certificate of Participation, Series 2019, (AGM), 5.00%, due 12/1/2030	$479,102
		3,694,985
Connecticut 0.8%
925,000	Bridgeport Refunding General Obligation, Series 2024-A, (BAM), 5.00%, due 7/1/2031	1,029,705
430,000	Meriden City General Obligation, Series 2020-B, 3.00%, due 7/1/2031	418,460
		1,448,165
District of Columbia 1.5%
1,850,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,972,667
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	830,922
		2,803,589
Florida 2.9%
700,000	Cape Coral Special Obligation Refunding Revenue, Series 2015, 4.00%, due 10/1/2030	706,330
525,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	531,428
2,000,000	Miami-Dade County General Obligation Refunding, Series 2015-B, 4.00%, due 7/1/2032	2,000,241
480,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	464,851
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	498,974 (b)
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	381,729
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	326,019
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	271,241
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	324,869
		5,505,682
Georgia 4.8%
5,000,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B1, 5.00%, due 12/1/2054 Putable 3/1/2032	5,352,978
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,333,527
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
500,000	Series 2019-A, 5.00%, due 1/1/2032	525,392
100,000	Series 2019-A, 5.00%, due 1/1/2033	104,884
800,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	853,562
		9,170,343
Illinois 15.1%
170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	181,170
1,000,000	Chicago O'Hare International Airport Revenue, Series 2024-B, 5.00%, due 1/1/2036	1,114,477
	Chicago Refunding General Obligation
200,000	Series 2020-A, 5.00%, due 1/1/2026	203,435
1,010,000	Series 2021-A, 4.00%, due 1/1/2035	1,003,098
	Cook County Sales Tax Revenue Refunding
4,340,000	Series 2021-A, 5.00%, due 11/15/2031	4,761,787
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,548,933
	Illinois Finance Authority Revenue
735,000	Series 2018 (Government Program-Brookfield Lagrange Park School District No. 95 Project), 4.00%, due 12/1/2038	736,604
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
Illinois – cont'd
$1,065,000	Series 2018, (BAM) (Government Program-E Prairie School District No. 73 Project), 5.00%, due 12/1/2029	$1,130,547
20,000	Series 2018, (BAM) (Government Program-E Prairie School District No. 73 Project), 4.00%, due 12/1/2042	20,005
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
1,000,000	Series 2019, 4.00%, due 12/15/2030	1,031,185
1,000,000	Series 2019, 4.00%, due 12/15/2031	1,020,428
	Illinois State General Obligation
3,580,000	Series 2017-D, 5.00%, due 11/1/2027	3,764,604
2,185,000	Series 2017-D, 5.00%, due 11/1/2028	2,294,546
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,953,447
1,000,000	Series 2024-B, 5.00%, due 5/1/2039	1,086,547
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AGM), 4.00%, due 12/1/2026	403,105
1,785,000	Series 2020-A, (AGM), 4.00%, due 12/1/2027	1,819,235
975,000	Series 2020-A, (AGM), 4.00%, due 12/1/2028	993,530
585,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	619,908
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	542,450
1,060,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	1,061,028
	Springfield General Obligation
950,000	Series 2014, 4.25%, due 12/1/2027	950,531
680,000	Series 2014, 5.00%, due 12/1/2028	680,797
		28,921,397
Indiana 2.1%
1,010,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	991,150
500,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	447,035
	Indiana State Housing & Community Development Authority Single Family Mortgage Revenue
795,000	Series 2019-B, (FHLMC), (FNMA), (GNMA), 2.40%, due 7/1/2034	669,744
295,000	Series 2020-B-1, (GNMA), 1.60%, due 1/1/2031	249,794
515,000	Indiana State Municipal Power Agency Refunding Revenue, Series 2016-C, 5.00%, due 1/1/2027	530,409
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,086,409
		3,974,541
Iowa 1.2%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,100,752
705,000	Iowa State Finance Authority Single Family Mortgage Revenue, Series 2021-B, (FHLMC), (FNMA), (GNMA), 1.85%, due 7/1/2032	585,459
640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (FHLMC), (FNMA), (GNMA), 2.30%, due 1/1/2026	625,029
		2,311,240
Kansas 0.8%
	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project)
305,000	Series 2018, 5.00%, due 9/1/2025	309,256
1,085,000	Series 2018, 5.00%, due 9/1/2027	1,146,888
		1,456,144
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
Kentucky 0.5%
	Kentucky State Property & Building Commission Revenue (Project No.128)
$785,000	Series 2023-A, 5.00%, due 11/1/2035	$884,329
120,000	Series 2023-A, 5.50%, due 11/1/2043	134,858
		1,019,187
Louisiana 0.7%
545,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.00%, due 7/1/2037	598,624
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	734,970
		1,333,594
Maryland 1.9%
250,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2019-A, 3.63%, due 6/1/2046	205,686 (b)
1,825,000	Maryland State Housing & Community Development Administration Department Revenue, Series 2020-D, 1.95%, due 9/1/2035	1,427,002
1,840,000	Montgomery County General Obligation, Series 2019-A, 5.00%, due 11/1/2029	2,033,417
		3,666,105
Massachusetts 1.9%
2,200,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	2,337,595
1,200,000	Massachusetts Development Finance Agency Revenue Refunding, Series 2021-G, 5.00%, due 7/1/2050	1,232,202
		3,569,797
Michigan 1.2%
730,000	Michigan State Housing Development Authority Revenue, Series 2016-B, 2.30%, due 6/1/2025	720,008
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	757,444
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	738,515
		2,215,967
Minnesota 0.2%
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	360,256
Mississippi 1.3%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
450,000	Series 2009-B, 4.00%, due 12/1/2030	450,000 (a)
1,200,000	Series 2010-G, 3.95%, due 11/1/2035	1,200,000 (a)
515,000	Mississippi Development Bank Special Obligation (Meridian Public School District Project), Series 2023, (BAM), 4.00%, due 4/1/2037	516,265
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	330,720
		2,496,985
Missouri 0.7%
900,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	1,019,289
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
180,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	177,511
210,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	207,408
		1,404,208
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
Nebraska 1.4%
$2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	$2,658,496
New Jersey 3.6%
1,750,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,851,206
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,176,043
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	641,982
1,850,000	New Jersey State Transportation Trust Fund Authority Transportation Program Refunding Revenue, Series 2024-AA, 5.25%, due 6/15/2041	2,075,015
290,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2028	311,100
750,000	Newark General Obligation, Series 2020-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2027	793,443
		6,848,789
New York 17.4%
140,000	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	140,107
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	354,799
1,900,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DB-8201, 4.30%, due 11/15/2046	1,900,000 (b)
	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project)
100,000	Series 2021, 5.00%, due 7/1/2033	105,497
100,000	Series 2021, 4.00%, due 7/1/2036	96,586
100,000	Series 2021, 4.00%, due 7/1/2037	95,664
100,000	Series 2021, 4.00%, due 7/1/2039	92,967
100,000	Series 2021, 4.00%, due 7/1/2040	92,153
635,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	721,594
375,000	Metropolitan Transportation Authority Refunding Revenue, (LOC: Barclays Bank PLC), Series 2012-G-1, 4.00%, due 11/1/2032	375,000 (a)
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	838,752
1,875,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 4.05%, due 1/1/2034	1,875,000 (a)
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	511,220
2,475,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	1,995,390
	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds)
600,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 4.05%, due 6/15/2050	600,000 (a)
100,000	Series 2022-DD, 4.00%, due 6/15/2033	100,000 (a)
1,000,000	Series 2023-DD, 5.25%, due 6/15/2047	1,094,157
2,250,000	Series 2024-CC-2, 5.00%, due 6/15/2036	2,620,162
	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds)
200,000	(LOC: JP Morgan Chase Bank N.A.), Series 2011, 4.05%, due 6/15/2044	200,000 (a)
600,000	(LOC: State Street B&T Co.), Series 2010, 3.90%, due 6/15/2043	600,000 (a)
1,135,000	(LOC: UBS AG), Series 2008, 4.00%, due 6/15/2039	1,135,000 (a)
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
100,000	Series 2015-C, 5.00%, due 11/1/2027	100,920
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,791,325
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
New York – cont'd
$800,000	Series 2024-C, 5.00%, due 5/1/2041	$885,029
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,844,822
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	171,525
765,000	Series 2019, 5.00%, due 12/1/2038	817,573
370,000	Series 2019, 5.00%, due 12/1/2039	394,563
	New York General Obligation
110,000	(LOC: Barclays Bank PLC), Series 2017-B4, 4.00%, due 10/1/2046	110,000 (a)
100,000	(LOC: TD Bank N.A.), Series 2022-A-4, 4.00%, due 9/1/2049	100,000 (a)
1,300,000	Series 2012-2, 4.00%, due 4/1/2042	1,300,000 (a)
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	95,453
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	263,755
	New York Liberty Development Corp. Refunding Revenue Green Bonds (4 World Trade Center Project)
150,000	Series 2021-A, 2.50%, due 11/15/2036	123,324
1,600,000	Series 2021-A, 2.75%, due 11/15/2041	1,238,580
2,000,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 5.00%, due 3/15/2035	2,273,091
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,060,064
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	326,731 (b)
420,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	439,196
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	292,333
300,000	Series 2022, 4.00%, due 7/1/2036	288,695
450,000	Series 2022, 4.00%, due 7/1/2039	418,352
500,000	Series 2022, 4.00%, due 7/1/2042	450,963
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	522,085
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	448,082
		33,300,509
North Carolina 0.3%
560,000	Charlotte-Mecklenburg Hospital Authority Revenue (Carolinas Healthcare System), (AGM), (LOC: TD Bank N.A.), Series 2007-E, 4.00%, due 1/15/2044	560,000 (a)
Ohio 1.7%
2,000,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	1,805,889
500,000	Ohio State Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	500,000
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014, 2.40%, due 12/1/2038 Putable 10/1/2029	926,965
		3,232,854
Oklahoma 2.0%
2,035,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	2,096,752
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,654,763
		3,751,515
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
Pennsylvania 7.6%
$1,085,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AGC), (ST AID WITHHLDG), 5.00%, due 1/15/2030	$1,194,837 (c)
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	985,932
565,000	Series 2017, 5.00%, due 11/1/2029	592,231
500,000	Series 2017, 5.00%, due 11/1/2030	523,281
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AGM), 5.00%, due 12/15/2027	158,448
70,000	Series 2017-B, (AGM), 5.00%, due 12/15/2026	72,730
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AGM), 5.00%, due 12/15/2025	356,128
525,000	Series 2017, (AGM), 5.00%, due 12/15/2026	533,878
250,000	Series 2017, (AGM), 5.00%, due 12/15/2027	253,896
655,000	Pennsylvania Economic Development Financing Authority Revenue, Series 2023-A-1, 5.00%, due 5/15/2031	721,315
1,025,000	Pennsylvania State Commonwealth General Obligation, Series 2015, 5.00%, due 3/15/2029	1,031,505
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,607,320
2,090,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027	2,130,973
515,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	554,925
	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project)
500,000	Series 2023-A, 5.00%, due 11/1/2034	559,102
440,000	Series 2023-A, 5.00%, due 11/1/2035	490,536
645,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	687,446
		14,454,483
Puerto Rico 0.4%
800,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2029	847,389
Rhode Island 1.3%
1,000,000	Pawtucket General Obligation, Series 2024-2, 4.50%, due 10/24/2025	1,007,251
1,350,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	1,436,339
		2,443,590
South Carolina 1.8%
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,378,797
2,000,000	South Carolina State Public Service Authority Obligation Revenue Refunding, Series 2014-C, 5.00%, due 12/1/2028	2,000,764
		3,379,561
Tennessee 0.5%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,038,091
Texas 7.6%
2,310,000	Board of Regents of the University of Texas System Revenue, Series 2019-B, 5.00%, due 8/15/2049	2,647,577
590,000	Central Texas Regional Mobility Authority Senior Lien Refunding Revenue, Series 2020-A, 5.00%, due 1/1/2027	612,423
860,000	Harris County Cultural Education Facilities Finance Corp. Refunding Revenue (Texas Children's Hospital), (LOC: Bank Of America N.A.), Series 2021-C, 3.95%, due 10/1/2041	860,000 (a)
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
Texas – cont'd
$975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	$975,631
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AGM), 4.00%, due 9/1/2036	902,984
395,000	Series 2023, (AGM), 4.00%, due 9/1/2037	395,200
	Harris County Municipal Utility District No. 55 General Obligation
500,000	Series 2024, (AGC), 4.00%, due 2/1/2032	507,198
165,000	Series 2024, (AGC), 4.00%, due 2/1/2033	166,465
750,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	689,854
655,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	702,081
2,700,000	Killeen Independent School District General Obligation, Series 2018, (PSF-GTD), 5.00%, due 2/15/2037	2,826,650
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	263,897
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	921,984
290,000	Pampa Independent School District General Obligation Refunding, Series 2016, (PSF-GTD), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	293,991
1,730,000	Texas Water Development Board Revenue (Master Trust), Series 2022, 5.00%, due 10/15/2047	1,857,780
		14,623,715
Utah 2.2%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	696,872
380,000	Series 2018, 5.00%, due 5/1/2034	399,438
200,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2019-A, 4.00%, due 10/15/2036	193,099
1,995,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NPFG), 5.00%, due 6/15/2031	2,207,306
755,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	756,118
		4,252,833
Virginia 0.5%
1,115,000	Virginia State Housing Development Authority, Series 2021-K, 1.05%, due 12/1/2027	1,019,681
Washington 1.0%
85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	86,433
1,000,000	Washington State General Obligation, Series 2022-C, 5.00%, due 2/1/2037	1,106,890
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	812,626
		2,005,949
West Virginia 1.9%
1,200,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,276,862
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AGM), 5.38%, due 9/1/2053	1,618,260
650,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	674,768
		3,569,890
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
Principal Amount		Value
Wisconsin 1.7%
$1,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 4.40%, due 4/1/2055	$1,500,000 (a)(b)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	424,914 (b)
500,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	500,241 (b)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	487,795 (b)
280,000	Wisconsin State Health & Education Facility Authority Revenue Refunding (Ascension Health Credit Group), Series 2016-A, 4.00%, due 11/15/2039	270,339
		3,183,289
Total Investments 99.9% (Cost $195,874,558)		190,754,091
Other Assets Less Liabilities 0.1%		282,136
Net Assets 100.0%		$191,036,227

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at October 31, 2024.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $9,134,915, which represents 4.8% of net assets of the Fund.

(c)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $2,060,967, which represents 1.1% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$190,754,091	$—	$190,754,091
Total Investments	$—	$190,754,091	$—	$190,754,091

#	The Schedule of Investments provides information on the state/territory categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^
October 31, 2024

Principal Amount(a)		Value
U.S. Treasury Obligations 4.2%
$70,000,000	U.S. Treasury Bills, 4.66%, due 11/26/2024	$69,776,462 (b)
U.S. Treasury Inflation-Indexed Notes
84,562,355	2.13%, due 4/15/2029	85,457,811 (c)
3,590,972	0.13%, due 1/15/2030	3,290,105 (c)
48,574,944	1.88%, due 7/15/2034	48,231,765 (c)
20,000,000	U.S. Treasury Notes, 3.88%, due 8/15/2034	19,350,000
Total U.S. Treasury Obligations (Cost $229,974,333)		226,106,143
U.S. Government Agency Securities 0.0%(d)
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,601,830)	2,229,332

Mortgage-Backed Securities 52.7%
Collateralized Mortgage Obligations 13.6%
Chase Home Lending Mortgage Trust
5,293,798	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	5,289,171 (e)(f)
8,485,813	Series 2024-3, Class A6, 6.00%, due 2/25/2055	8,473,335 (e)(f)
8,913,832	Series 2024-4, Class A6, 6.00%, due 3/25/2055	8,909,052 (e)(f)
6,042,865	Series 2024-5, Class A6, 6.00%, due 4/25/2055	6,057,430 (e)(f)
6,437,536	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	6,474,771 (e)
EFMT
3,313,401	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	3,274,202 (e)(f)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,428,095 (e)(f)
Federal Home Loan Mortgage Corp. REMIC
3,943,770	Series 4117, Class IO, 4.00%, due 10/15/2042	733,476 (g)
2,552,285	Series 4456, Class SA, (6.04% - 30 day USD SOFR Average), 1.03%, due 3/15/2045	283,027 (g)(h)
2,476,559	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 0.88%, due 10/15/2046	317,095 (g)(h)
13,246,181	Series 5149, Class DI, 4.00%, due 10/25/2048	2,608,976 (g)
4,437,164	Series 4994, Class LI, 4.00%, due 12/25/2048	873,559 (g)
3,185,135	Series 5146, Class EC, 1.50%, due 2/25/2049	2,504,340
3,407,585	Series 4953, Class BI, 4.50%, due 2/25/2050	732,088 (g)
10,191,975	Series 4977, Class IO, 4.50%, due 5/25/2050	2,024,178 (g)
9,797,430	Series 4975, Class EI, 4.50%, due 5/25/2050	1,914,428 (g)
12,334,110	Series 5392, Class HI, 3.50%, due 7/25/2051	2,351,144 (g)
15,000,000	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 6.15%, due 8/25/2054	14,999,998 (h)
16,500,000	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 6.06%, due 11/25/2054	16,496,433 (h)
16,500,000	Series 5473, Class FH, (30 day USD SOFR Average + 1.15%), 6.50%, due 11/25/2054	16,496,439 (h)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 8.21%, due 9/25/2041	3,073,140 (e)(h)
7,644,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 8.26%, due 10/25/2041	7,869,403 (e)(h)
3,380,200	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.66%, due 11/25/2041	3,407,681 (e)(h)
11,002,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 8.51%, due 11/25/2041	11,411,116 (e)(h)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 8.61%, due 12/25/2041	2,520,437 (e)(h)
18,564,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 7.36%, due 1/25/2042	18,900,565 (e)(h)
4,200,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.26%, due 2/25/2042	4,294,836 (e)(h)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.61%, due 2/25/2042	$13,937,537 (e)(h)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 9.61%, due 2/25/2042	2,922,167 (e)(h)
14,125,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.11%, due 3/25/2042	15,218,648 (e)(h)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.86%, due 3/25/2042	8,308,019 (e)(h)
5,496,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.76%, due 4/25/2042	5,685,454 (e)(h)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 9.21%, due 4/25/2042	13,764,189 (e)(h)
3,336,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 10.51%, due 4/25/2042	3,600,260 (e)(h)
5,000,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 9.36%, due 6/25/2042	5,371,923 (e)(h)
10,972,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.56%, due 9/25/2042	11,561,187 (e)(h)
5,000,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 10.61%, due 9/25/2042	5,565,239 (e)(h)
8,395,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.81%, due 2/25/2044	8,431,692 (e)(h)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 6.86%, due 3/25/2044	9,883,572 (e)(h)
5,474,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 6.48%, due 10/25/2044	5,482,553 (e)(h)
Federal National Mortgage Association Connecticut Avenue Securities
294,413	Series 2018-C04, Class 2M2, (30 day USD SOFR Average + 2.66%), 7.52%, due 12/25/2030	303,982 (h)
1,696,541	Series 2018-C05, Class 1M2, (30 day USD SOFR Average + 2.46%), 7.32%, due 1/25/2031	1,740,222 (h)
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 7.97%, due 1/25/2040	2,272,281 (e)(h)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 8.22%, due 1/25/2040	11,724,992 (e)(h)
6,455,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.51%, due 12/25/2041	6,496,185 (e)(h)
8,504,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.76%, due 12/25/2041	8,609,870 (e)(h)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 9.36%, due 1/25/2042	18,409,812 (e)(h)
10,290,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.96%, due 3/25/2042	10,687,504 (e)(h)
11,745,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.36%, due 3/25/2042	12,322,708 (e)(h)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 11.11%, due 3/25/2042	5,495,061 (e)(h)
10,945,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 11.21%, due 5/25/2042	12,118,948 (e)(h)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.46%, due 7/25/2042	4,215,730 (e)(h)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.46%, due 7/25/2042	9,187,384 (e)(h)
6,543,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 8.61%, due 12/25/2042	6,976,474 (e)(h)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.21%, due 1/25/2043	$6,812,419 (e)(h)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 10.41%, due 1/25/2043	1,893,130 (e)(h)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 10.21%, due 5/25/2043	6,601,325 (e)(h)
1,725,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.61%, due 6/25/2043	1,872,136 (e)(h)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 7.56%, due 7/25/2043	4,653,990 (e)(h)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 7.56%, due 1/25/2044	2,009,281 (e)(h)
Federal National Mortgage Association Connecticut Avenue Securities Trust
3,605,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.96%, due 10/25/2041	3,700,630 (e)(h)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 7.61%, due 12/25/2041	5,294,744 (e)(h)
Federal National Mortgage Association Interest Strip
5,553,531	Series 413, Class C26, 4.00%, due 10/25/2041	960,262 (g)
7,085,545	Series 418, Class C24, 4.00%, due 8/25/2043	1,317,081 (g)
19,232,644	Series 437, Class C29, 3.37%, due 5/25/2053	2,882,791 (f)(g)
Federal National Mortgage Association REMIC
6,253,574	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 1.13%, due 12/25/2044	745,570 (g)(h)
3,285,498	Series 2016-8, Class SB, (5.99% - 30 day USD SOFR Average), 1.13%, due 3/25/2046	340,684 (g)(h)
3,347,522	Series 2016-67, Class KS, (5.89% - 30 day USD SOFR Average), 1.03%, due 9/25/2046	372,132 (g)(h)
6,485,060	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 1.13%, due 7/25/2049	640,074 (g)(h)
12,463,833	Series 2021-76, Class AI, 3.50%, due 11/25/2051	2,238,860 (g)
9,543,202	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 5.86%, due 3/25/2053	9,556,262 (h)
12,136,239	Series 2024-10, Class FA, (30 day USD SOFR Average + 1.10%), 5.96%, due 3/25/2054	12,186,377 (h)
12,215,603	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 6.01%, due 3/25/2054	12,151,078 (h)
16,100,487	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 6.03%, due 9/25/2054	16,097,790 (h)
19,901,000	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 5.86%, due 10/25/2054	19,796,880 (h)
16,000,000	Series 2024-76, Class JF, (30 day USD SOFR Average + 1.25%), 6.36%, due 11/25/2054	16,032,314 (h)
Government National Mortgage Association REMIC
4,249,379	Series 2015-187, Class AI, 4.50%, due 12/20/2045	895,304 (g)
7,160,625	Series 2020-86, Class WK, 1.00%, due 6/20/2050	5,380,596
8,648,907	Series 2020-107, Class AB, 1.00%, due 7/20/2050	6,611,115
7,275,928	Series 2020-112, Class KA, 1.00%, due 8/20/2050	5,535,066
8,030,112	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,133,327 (g)
6,493,886	Series 2021-103, Class HE, 2.00%, due 6/20/2051	5,314,406
6,656,264	Series 2021-119, Class NC, 1.50%, due 7/20/2051	5,402,755
18,838,871	Series 2021-139, Class IE, 3.50%, due 8/20/2051	3,456,072 (g)
14,102,027	Series 2021-177, Class IG, 3.50%, due 10/20/2051	2,205,513 (g)
10,349,883	Series 2022-29, Class PI, 3.50%, due 2/20/2052	1,352,545 (g)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$8,243,689	Series 2023-116, Class FL, (30 day USD SOFR Average + 1.15%), 6.04%, due 8/20/2053	$8,273,786 (h)
5,840,446	Series 2024-61, Class FA, (30 day USD SOFR Average + 1.15%), 6.04%, due 4/20/2054	5,859,178 (h)
9,813,184	Series 2024-104, Class F, (30 day USD SOFR Average + 1.00%), 5.89%, due 6/20/2054	9,816,656 (h)
JP Morgan Mortgage Trust
6,291,602	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	6,279,644 (e)(f)
7,555,034	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	7,547,746 (e)(f)
14,219,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,240,574 (e)
Morgan Stanley Residential Mortgage Loan Trust
1,655,660	Series 2024-2, Class A5, 6.00%, due 3/25/2054	1,651,744 (e)(f)
2,939,097	Series 2024-3, Class A2, 6.00%, due 7/25/2054	2,940,525 (e)(f)
3,788,783	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	3,755,954 (e)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,150,263 (e)(f)
12,965,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	12,742,069 (e)
NYMT Loan Trust
2,875,000	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	2,860,829 (e)(f)
5,740,000	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	5,716,954 (e)
OBX Trust
7,174,959	Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	5,992,785 (e)(f)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	4,978,453 (e)(f)
Sequoia Mortgage Trust
8,918,525	Series 2024-4, Class A10, 6.00%, due 5/25/2054	8,911,735 (e)(f)
3,463,023	Series 2024-7, Class A12, 5.50%, due 8/25/2054	3,444,228 (e)(f)
10,296,060	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	8,501,987 (e)(f)
20,194,571	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	16,994,927 (e)(f)
5,353,816	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	5,028,494 (e)
Verus Securitization Trust
19,124,109	Series 2021-6, Class A1, 1.63%, due 10/25/2066	16,160,616 (e)(f)
4,918,362	Series 2021-6, Class A3, 1.89%, due 10/25/2066	4,170,056 (e)(f)
2,737,160	Series 2022-4, Class A3, 4.74%, due 4/25/2067	2,639,381 (e)(f)
3,306,104	Series 2024-5, Class A1, 6.19%, due 6/25/2069	3,329,237 (e)
3,860,743	Series 2024-5, Class A2, 6.45%, due 6/25/2069	3,885,744 (e)
7,014,375	Series 2024-7, Class A1, 5.10%, due 9/25/2069	6,962,210 (e)(f)
4,857,022	Series 2024-7, Class A3, 5.40%, due 9/25/2069	4,814,546 (e)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,189,398 (e)(f)
726,294,236
Commercial Mortgage-Backed 6.7%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	6,146,399 (e)(f)
6,800,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.70%, due 8/15/2039	6,822,342 (e)(h)
BANK
5,302,000	Series 2019-BN17, Class C, 4.51%, due 4/15/2052	4,793,867 (f)
1,376,000	Series 2021-BN38, Class C, 3.22%, due 12/15/2064	1,074,603 (f)
BANK5
2,647,000	Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	2,706,997 (f)
2,138,000	Series 2023-5YR3, Class C, 7.32%, due 9/15/2056	2,226,150 (f)
3,843,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	3,996,298
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,823,259
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
BBCMS Mortgage Trust
$92,743,505	Series 2021-C11, Class XA, 1.36%, due 9/15/2054	$5,813,005 (f)(g)
32,918,548	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	2,380,824 (f)(g)
Benchmark Mortgage Trust
3,728,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	3,518,300 (e)(f)
1,600,000	Series 2020-B16, Class C, 3.65%, due 2/15/2053	1,249,265 (f)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	209,885
2,709,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	1,991,520 (f)
47,083,605	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	2,080,479 (f)(g)
6,658,000	Series 2024-V7, Class B, 6.85%, due 5/15/2056	6,938,085 (f)
2,077,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	2,201,296 (f)
1,509,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	1,556,630 (f)
2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	2,261,447
7,102,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	7,434,673 (f)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,380,937 (f)
2,250,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	2,296,826 (f)
BPR Trust
1,390,000	Series 2022-OANA, Class C, (1 mo. USD Term SOFR + 2.70%), 7.50%, due 4/15/2037	1,393,475 (e)(h)
8,314,452	Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.50%, due 4/15/2037	8,335,202 (e)(h)
BX Commercial Mortgage Trust
5,050,000	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 6.74%, due 5/15/2034	5,038,953 (e)(h)
5,780,000	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 7.29%, due 5/15/2034	5,765,550 (e)(h)
8,196,637	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.57%, due 9/15/2036	8,130,039 (e)(h)
3,084,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 7.32%, due 9/15/2036	3,072,435 (e)(h)
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.74%, due 2/15/2039	424,173 (e)(h)
2,470,848	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 6.99%, due 2/15/2039	2,470,848 (e)(h)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.49%, due 2/15/2039	7,159,318 (e)(h)
2,207,585	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 8.39%, due 12/9/2040	2,208,965 (e)(h)
7,294,838	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.49%, due 3/15/2041	7,292,558 (e)(h)
BX Trust
6,793,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.69%, due 7/15/2029	6,803,677 (e)(h)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.44%, due 2/15/2041	9,577,071 (e)(h)
5,062,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	4,586,081 (e)(f)
7,600,000	BXP Trust, Series 2017-GM, Class C, 3.42%, due 6/13/2039	7,097,042 (e)(f)
CAMB Commercial Mortgage Trust
2,374,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.85%, due 12/15/2037	2,371,032 (e)(h)
4,530,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.65%, due 12/15/2037	4,489,073 (e)(h)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,451,877 (e)(f)
1,947,763	Series 2013-375P, Class A, 3.25%, due 5/10/2035	1,899,069 (e)
3,037,000	Series 2013-375P, Class C, 3.52%, due 5/10/2035	2,915,520 (e)(f)
2,776,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	2,764,865 (e)(f)
137,086	Series 2014-GC25, Class XA, 0.58%, due 10/10/2047	1 (f)(g)
8,212,490	Series 2015-GC27, Class XA, 1.14%, due 2/10/2048	1,943 (f)(g)
1,843,000	Series 2017-P8, Class C, 4.25%, due 9/15/2050	1,611,823 (f)
COMM Mortgage Trust
5,507,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	5,684,914 (e)(f)
5,150,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	4,535,937
2,248,000	Series 2013-CR8, Class D, 3.52%, due 6/10/2046	2,203,052 (e)(f)
2,934,696	Series 2014-UBS3, Class XA, 0.65%, due 6/10/2047	29 (f)(g)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$12,309,498	Series 2014-UBS6, Class XA, 0.63%, due 12/10/2047	$123 (f)(g)
CONE Trust
2,816,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.45%, due 8/15/2041	2,816,000 (e)(h)
2,900,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.84%, due 8/15/2041	2,900,000 (e)(h)
26,088,960	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA, 0.68%, due 6/15/2057	43,589 (f)(g)
Eleven Madison Trust Mortgage Trust
5,646,000	Series 2015-11MD, Class A, 3.55%, due 9/10/2035	5,491,407 (e)(f)
2,433,000	Series 2015-11MD, Class D, 3.55%, due 9/10/2035	2,275,998 (e)(f)
ELM Trust
6,141,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	6,203,837 (e)(f)
3,950,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	3,995,024 (e)(f)
Fashion Show Mall LLC
3,641,000	Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	3,550,367 (e)(f)
2,403,000	Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	2,343,860 (e)(f)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	3,214,702 (g)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,587,520 (f)(g)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	4,544,373 (f)(g)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	860,837 (f)(g)
2,939,107	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.71%, due 5/25/2044	2,973,651 (e)(h)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	239,990 (f)(g)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	283,761 (f)(g)
4,982,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.69%, due 3/15/2039	4,997,569 (e)(h)
GS Mortgage Securities Trust
25,609	Series 2011-GC5, Class XA, 0.09%, due 8/10/2044	16 (e)(f)(g)
3,458,000	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	3,252,388 (f)
3,237,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	3,089,719 (f)
37,981,178	Series 2015-GC30, Class XA, 0.71%, due 5/10/2050	36,580 (f)(g)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,054,439
3,284,000	Series 2019-GC42, Class C, 3.70%, due 9/10/2052	2,698,636 (f)
Hilton USA Trust
1,534,500	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	1,485,980 (e)(f)
350,000	Series 2016-HHV, Class D, 4.19%, due 11/5/2038	336,716 (e)(f)
4,345,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	4,137,285 (e)(f)
2,691,058	Hudson Yards Mortgage Trust, Series 2016-10HY, Class C, 2.98%, due 8/10/2038	2,544,516 (e)(f)
6,038,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	4,739,828 (e)(f)
8,204,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, due 10/13/2033	8,048,875 (e)(f)
1,409,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	1,251,677 (e)(f)
4,677,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 7.09%, due 5/15/2041	4,641,922 (e)(h)
2,614,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	2,438,150 (f)
Morgan Stanley Capital I Trust
3,130,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.37%, due 12/15/2038	2,943,178 (e)(h)
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,206,823
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,210,597 (f)
4,767,000	Series 2018-L1, Class AS, 4.64%, due 10/15/2051	4,619,015 (f)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$2,136,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	$1,893,097 (f)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.68%, due 5/15/2056	2,381,170 (f)
1,272,000	Series 2023-2, Class C, 7.02%, due 12/15/2056	1,337,170 (f)
2,420,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class C, 5.15%, due 11/5/2041	2,322,018 (e)(f)
One Market Plaza Trust
2,373,955	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	2,204,582 (e)
1,465,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	1,304,153 (e)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,470,730 (e)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 6.42%, due 3/15/2036	1,465,072 (e)(h)
5,470,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 6.67%, due 3/15/2036	5,164,022 (e)(h)
6,725,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.43%, due 7/15/2039	6,709,733 (e)(f)
4,757,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.11%, due 10/19/2036	4,757,000 (e)(h)
12,490,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	12,625,444 (e)
SFO Commercial Mortgage Trust
7,179,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 6.07%, due 5/15/2038	6,883,398 (e)(h)
4,440,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 6.42%, due 5/15/2038	4,190,693 (e)(h)
3,211,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 7.69%, due 4/15/2037	3,172,869 (e)(h)
4,606,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 7.74%, due 5/15/2037	4,617,515 (e)(h)
Wells Fargo Commercial Mortgage Trust
3,709,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	3,699,454 (e)(f)
2,914,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	2,906,027 (e)(f)
1,410,000	Series 2015-NXS4, Class C, 4.67%, due 12/15/2048	1,349,039 (f)
1,730,000	Series 2016-NXS6, Class C, 4.39%, due 11/15/2049	1,597,581 (f)
5,525,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	4,949,383
WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.00%, due 6/15/2046	1,029 (f)(g)
1,148,084	Series 2014-C21, Class XA, 0.50%, due 8/15/2047	1,969 (f)(g)
16,892,840	Series 2014-C25, Class XA, 0.67%, due 11/15/2047	169 (f)(g)
2,323,382	Series 2014-C22, Class XA, 0.34%, due 9/15/2057	23 (f)(g)
360,249,897
Federal Home Loan Mortgage Corp. 13.4%
Pass-Through Certificates
60,185,145	2.50%, due 5/1/2051 - 5/1/2052	50,053,655
37,662,466	3.00%, due 11/1/2050 - 8/1/2052	32,525,872
47,680,123	3.50%, due 4/1/2052 - 12/1/2052	42,692,101
65,352,927	4.00%, due 4/1/2052 - 5/1/2053	60,451,977
75,715,980	4.50%, due 7/1/2052 - 12/1/2052	71,946,282
134,177,091	5.00%, due 10/1/2052 - 3/1/2054	130,543,320
179,970,602	5.50%, due 11/1/2052 - 10/1/2054	178,612,096
139,383,536	6.00%, due 12/1/2052 - 9/1/2054	140,447,471
7,568,289	6.50%, due 7/1/2053 - 3/1/2054	7,738,602
715,011,376
Federal National Mortgage Association 16.3%
Pass-Through Certificates
127,198,363	2.50%, due 10/1/2050 - 9/1/2052	105,856,041
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Federal National Mortgage Association – cont'd
$79,335,597	3.00%, due 6/1/2050 - 3/1/2053	$68,629,341
100,326,344	3.50%, due 5/1/2051 - 5/1/2053	89,962,203
83,744,096	4.00%, due 2/1/2052 - 4/1/2053	77,475,553
70,004,297	4.50%, due 7/1/2052 - 8/1/2053	66,538,610
139,639,461	5.00%, due 8/1/2052 - 5/1/2054	135,909,313
191,547,533	5.50%, due 12/1/2052 - 8/1/2054	189,976,931
129,569,560	6.00%, due 1/1/2053 - 8/1/2054	130,706,008
3,658,262	6.50%, due 11/1/2053 - 1/1/2054	3,737,126
		868,791,126
Government National Mortgage Association 2.1%
	Pass-Through Certificates
26,114,300	5.00%, due 11/20/2052 - 1/20/2054	25,547,758
12,854,218	5.50%, due 6/20/2053 - 7/20/2053	12,806,776
242	7.00%, due 8/15/2032	253
36,405,000	5.00%, TBA, 30 Year Maturity	35,557,168 (i)
39,670,000	5.50%, TBA, 30 Year Maturity	39,448,318 (i)
		113,360,273
Uniform Mortgage-Backed Securities 0.6%
	Pass-Through Certificates
21,100,000	2.50%, TBA, 30 Year Maturity	17,453,600 (i)
3,585,000	5.00%, TBA, 30 Year Maturity	3,483,296 (i)
4,405,000	5.50%, TBA, 30 Year Maturity	4,363,148 (i)
8,095,000	6.00%, TBA, 30 Year Maturity	8,146,604 (i)
		33,446,648
Total Mortgage-Backed Securities (Cost $2,869,095,300)		2,817,153,556
Asset-Backed Securities 10.7%
3,150,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 12.12%, due 10/15/2034	3,150,372 (e)(h)
526,796	AASET Trust, Series 2020-1A, Class A, 3.35%, due 1/16/2040	505,754 (e)
1,000,000	AGL CLO 17 Ltd., Series 2022-17A, Class E, (3 mo. USD Term SOFR + 6.35%), 10.97%, due 1/21/2035	1,002,404 (e)(h)
1,100,000	AIMCO CLO, Series 2018-AA, Class E, (3 mo. USD Term SOFR + 5.41%), 10.06%, due 4/17/2031	1,101,239 (e)(h)
550,000	Alinea CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 10.88%, due 7/20/2031	549,302 (e)(h)
	Ally Bank Auto Credit-Linked Notes
1,528,877	Series 2024-A, Class C, 6.02%, due 5/17/2032	1,543,507 (e)
749,697	Series 2024-A, Class D, 6.32%, due 5/17/2032	756,302 (e)
2,274,362	Series 2024-A, Class E, 7.92%, due 5/17/2032	2,304,118 (e)
3,290,000	Series 2024-B, Class E, 6.68%, due 9/15/2032	3,288,450 (e)(j)
	American Express Credit Account Master Trust
4,015,000	Series 2022-3, Class A, 3.75%, due 8/15/2027	3,986,776
7,050,000	Series 2023-1, Class A, 4.87%, due 5/15/2028	7,086,420
878,788	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	880,513 (e)
	Apidos CLO XXVIII Ltd.
500,000	Series 2017-28A, Class C, (3 mo. USD Term SOFR + 2.76%), 7.38%, due 1/20/2031	498,500 (e)(h)
500,000	Series 2017-28A, Class D, (3 mo. USD Term SOFR + 5.76%), 10.38%, due 1/20/2031	501,113 (e)(h)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
ARES LIII CLO Ltd.
$3,250,000	Series 2019-53A, Class D1R, (3 mo. USD Term SOFR + 3.10%), 7.73%, due 10/24/2036	$3,249,988 (e)(h)
1,700,000	Series 2019-53A, Class ER, (3 mo. USD Term SOFR + 7.00%), 11.63%, due 10/24/2036	1,699,973 (e)(h)
2,000,000	Ares XLV CLO Ltd., Series 2017-45A, Class E, (3 mo. USD Term SOFR + 6.36%), 11.02%, due 10/15/2030	2,006,199 (e)(h)
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class ER2, (3 mo. USD Term SOFR + 7.01%), 11.63%, due 10/28/2034	995,537 (e)(h)
Assurant CLO II Ltd.
250,000	Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 7.73%, due 4/20/2031	250,935 (e)(h)
1,500,000	Series 2018-2A, Class E, (3 mo. USD Term SOFR + 5.86%), 10.48%, due 4/20/2031	1,498,904 (e)(h)
100,000	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	100,732 (e)
Avis Budget Rental Car Funding AESOP LLC
2,220,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	2,227,520 (e)
3,423,000	Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,430,620 (e)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,666,360 (e)
2,170,000	BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, due 5/15/2028	2,177,654
2,000,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.97%, due 10/23/2037	1,997,921 (e)(h)
1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 8.30%, due 7/20/2037	1,008,174 (e)(h)
1,300,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class C, (3 mo. USD Term SOFR + 3.50%), 8.12%, due 4/20/2035	1,303,220 (e)(h)
1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 11.43%, due 7/25/2037	998,257 (e)(h)
4,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.76%, due 10/25/2037	4,283,409 (e)(h)
125,161	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	125,367 (e)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.22%, due 7/15/2034	1,002,211 (e)(h)
Bayview Opportunity Master Fund VII LLC
2,431,881	Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 6.36%, due 12/26/2031	2,436,252 (e)(h)
1,819,279	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.66%, due 6/25/2047	1,819,270 (e)(h)
772,862	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.61%, due 6/25/2047	781,576 (e)(h)
8,097,600	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	7,312,440 (e)
2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 7.81%, due 10/15/2037	2,524,243 (e)(h)
1,000,000	Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class DR, (3 mo. USD Term SOFR + 3.35%), 7.97%, due 4/20/2035	1,002,261 (e)(h)
6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,350,000 (e)(j)(k)
700,000	BlueMountain CLO XXV Ltd., Series 2019-25A, Class D1R, (3 mo. USD Term SOFR + 3.56%), 8.22%, due 7/15/2036	702,636 (e)(h)
2,000,000	BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, (3 mo. USD Term SOFR + 7.09%), 12.22%, due 11/20/2034	1,955,024 (e)(h)
575,000	BMW Vehicle Lease Trust, Series 2024-2, Class A2B, (30 day USD SOFR Average + 0.42%), 5.57%, due 1/25/2027	575,231 (h)
468,000	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	469,593 (e)
Business Jet Securities LLC
5,213,593	Series 2024-1A, Class A, 6.20%, due 5/15/2039	5,272,891 (e)
2,487,267	Series 2024-1A, Class C, 9.13%, due 5/15/2039	2,518,483 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$4,403,972	Series 2024-2A, Class B, 5.75%, due 9/15/2039	$4,326,031 (e)
1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 11.33%, due 4/15/2034	963,085 (e)(h)
24,845,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 9/17/2029	24,474,111
107,631	Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, due 5/15/2026	107,646
Carbone CLO Ltd.
1,000,000	Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 7.48%, due 1/20/2031	999,763 (e)(h)
1,000,000	Series 2017-1A, Class D, (3 mo. USD Term SOFR + 6.16%), 10.78%, due 1/20/2031	1,003,504 (e)(h)
63,018	Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, due 11/16/2026	63,182
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A2B, (0.45% - 30 day USD SOFR Average), due 12/15/2027	290,029 (h)(j)
CCG Receivables Trust
234,530	Series 2023-1, Class A2, 5.82%, due 9/16/2030	236,143 (e)
2,495,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	2,476,748 (e)
3,788,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	3,759,806 (e)
3,472,000	Series 2023-2, Class B, 6.21%, due 4/14/2032	3,552,209 (e)
CIFC Funding Ltd.
2,000,000	Series 2021-3A, Class D, (3 mo. USD Term SOFR + 3.26%), 7.92%, due 7/15/2036	2,001,391 (e)(h)
2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 7.60%, due 10/16/2037	2,018,999 (e)(h)
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 5.69%, due 5/14/2029	277,803 (h)
Citizens Auto Receivables Trust
125,431	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	125,680 (e)
547,000	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	548,637 (e)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 7.76%, due 7/15/2037	1,514,090 (e)(h)
CNH Equipment Trust
8,061	Series 2021-A, Class A3, 0.40%, due 12/15/2025	8,047
195,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 5.41%, due 10/15/2027	194,981 (h)
575,000	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.42%), 5.43%, due 2/18/2028	575,104 (h)
Compass Datacenters Issuer II LLC
3,319,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	3,291,956 (e)
2,362,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,350,081 (e)
2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,780,699 (e)
Crockett Partners Equipment Co. IIA LLC
4,535,777	Series 2024-1C, Class A, 6.05%, due 1/20/2031	4,562,419 (e)
2,274,047	Series 2024-1C, Class C, 10.16%, due 1/20/2031	2,300,436 (e)
3,510,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	3,394,908 (e)
Crown City CLO III
3,000,000	Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 8.18%, due 7/20/2034	3,002,161 (e)(h)
3,000,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 7.01%), 11.63%, due 7/20/2034	2,859,110 (e)(h)
1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 8.82%, due 7/15/2037	1,520,964 (e)(h)
CyrusOne Data Centers Issuer I LLC
1,515,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	1,454,428 (e)
2,072,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,070,776 (e)
230,177	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	230,822
Dell Equipment Finance Trust
3,472	Series 2023-1, Class A2, 5.65%, due 9/22/2028	3,472 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$150,306	Series 2023-3, Class A2, 6.10%, due 4/23/2029	$150,871 (e)
213,000	Series 2024-1, Class A2, 5.58%, due 3/22/2030	213,778 (e)
2,330,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	2,357,685 (e)
224,613	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	225,535 (e)
29,656	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	29,669 (e)
84,160	DLLMT LLC, Series 2023-1A, Class A2, 5.78%, due 11/20/2025	84,312 (e)
3,650,000	Dryden 36 Senior Loan Fund, Series 2014-36A, Class ER2, (3 mo. USD Term SOFR + 7.14%), 11.80%, due 4/15/2029	3,652,332 (e)(h)
Dryden 53 CLO Ltd.
300,000	Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 7.32%, due 1/15/2031	296,021 (e)(h)
750,000	Series 2017-53A, Class E, (3 mo. USD Term SOFR + 5.56%), 10.22%, due 1/15/2031	727,718 (e)(h)
2,350,000	Dryden 54 Senior Loan Fund, Series 2017-54A, Class E, (3 mo. USD Term SOFR + 6.46%), 11.08%, due 10/19/2029	2,297,303 (e)(h)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 7.38%, due 1/20/2030	849,107 (e)(h)
900,000	Series 2015-1A, Class ER, (3 mo. USD Term SOFR + 5.86%), 10.48%, due 1/20/2030	885,954 (e)(h)
2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 7.86%, due 10/15/2037	2,021,291 (e)(h)
4,897,885	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	4,922,792 (e)
1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 8.53%, due 7/15/2037	1,516,174 (e)(h)
560,000	Evergreen Credit Card Trust, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 5.51%, due 7/17/2028	559,912 (e)(h)
194,959	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	195,348
2,477,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, due 6/15/2027	2,347,151 (e)
Flatiron CLO Ltd.
2,150,000	Series 2018-1A, Class E, (3 mo. USD Term SOFR + 5.41%), 10.06%, due 4/17/2031	2,152,412 (e)(h)
3,000,000	Series 2020-1X, Class DR, (3 mo. USD Term SOFR + 3.45%), 8.58%, due 5/20/2036	3,020,920 (h)(l)
1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (2.90% - 3 mo. USD Term SOFR), due 10/18/2037	1,000,191 (e)(h)(j)
575,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 5.41%, due 8/15/2027	575,108 (h)
Foundation Finance Trust
4,369,000	Series 2024-2A, Class B, 4.93%, due 3/15/2050	4,324,905 (e)
1,600,000	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,583,910 (e)
Frontier Issuer LLC
8,066,748	Series 2023-1, Class A2, 6.60%, due 8/20/2053	8,222,019 (e)
4,714,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	4,855,384 (e)
2,225,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 11.56%, due 10/15/2030	2,225,702 (e)(h)
250,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, (3 mo. USD Term SOFR + 6.04%), 11.14%, due 5/16/2031	250,786 (e)(h)
1,600,000	Galaxy XXVIII CLO Ltd., Series 2018-28A, Class E, (3 mo. USD Term SOFR + 6.26%), 10.92%, due 7/15/2031	1,604,900 (e)(h)
61,441	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	61,617 (e)
2,746,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.95%, due 12/17/2029	2,780,216 (e)
GLS Auto Select Receivables Trust
1,900,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	1,867,293 (e)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,720,308 (e)
GM Financial Automobile Leasing Trust
22,546	Series 2023-2, Class A2A, 5.44%, due 10/20/2025	22,553
575,000	Series 2024-3, Class A2B, (30 day USD SOFR Average + 0.47%), 5.36%, due 1/20/2027	575,114 (h)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
GM Financial Consumer Automobile Receivables Trust
$28,524	Series 2023-1, Class A2A, 5.19%, due 3/16/2026	$28,527
575,000	Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.40%), 5.43%, due 10/18/2027	575,114 (h)
Gracie Point International Funding LLC
8,604,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 7.07%, due 3/1/2028	8,631,081 (e)(h)
705,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.47%, due 3/1/2028	707,206 (e)(h)
721,000	Series 2024-1A, Class C, (90 day USD SOFR Average + 3.50%), 8.87%, due 3/1/2028	724,414 (e)(h)
592,000	Series 2024-1A, Class D, (90 day USD SOFR Average + 7.15%), 12.52%, due 3/1/2028	592,599 (e)(h)
GreenSky Home Improvement Trust
8,479,000	Series 2024-1, Class B, 5.87%, due 6/25/2059	8,589,620 (e)
1,805,000	Series 2024-1, Class C, 6.36%, due 6/25/2059	1,836,760 (e)
1,900,000	Series 2024-1, Class D, 7.33%, due 6/25/2059	1,942,842 (e)
1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 11.59%, due 4/20/2034	1,000,601 (e)(h)
153,172	Harley-Davidson Motorcycle Trust, Series 2024-A, Class A2, 5.65%, due 2/16/2027	153,685
Hilton Grand Vacations Trust
1,184,406	Series 2022-1D, Class D, 6.79%, due 6/20/2034	1,151,880 (e)
1,719,175	Series 2022-2A, Class B, 4.74%, due 1/25/2037	1,696,585 (e)
4,590,013	Series 2024-2A, Class C, 5.99%, due 3/25/2038	4,605,855 (e)
1,095,031	Series 2024-2A, Class D, 6.91%, due 3/25/2038	1,102,708 (e)
1,791,887	Series 2024-1B, Class B, 5.99%, due 9/15/2039	1,793,462 (e)
1,567,596	Series 2024-1B, Class D, 8.85%, due 9/15/2039	1,584,281 (e)
256,932	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	257,265
HPEFS Equipment Trust
235,000	Series 2024-2A, Class A2, 5.50%, due 10/20/2031	236,445 (e)
5,731,000	Series 2024-2A, Class D, 5.82%, due 4/20/2032	5,802,563 (e)
Huntington Bank Auto Credit-Linked Notes
7,694,183	Series 2024-1, Class B1, 6.15%, due 5/20/2032	7,773,252 (e)
1,000,000	Series 2024-2, Class B2, (30 day USD SOFR Average + 1.35%), 6.21%, due 10/20/2032	1,000,000 (e)(h)(j)
2,369,000	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 7.46%, due 10/20/2032	2,369,000 (e)(h)(j)
Hyundai Auto Receivables Trust
345,717	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	347,126
575,000	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 5.43%, due 9/15/2027	575,111 (h)
JP Morgan Mortgage Trust
1,790,000	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 7.14%, due 3/20/2054	1,805,628 (e)(h)
2,600,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.97%, due 5/25/2054	2,619,345 (e)(h)
644,000	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 7.37%, due 5/25/2054	649,622 (e)(h)
2,156,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.89%, due 8/25/2054	2,166,703 (e)(h)
1,606,000	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 7.29%, due 8/25/2054	1,617,962 (e)(h)
4,000,000	KKR CLO 25 Ltd., Series 25, Class DR, (3 mo. USD Term SOFR + 3.66%), 8.32%, due 7/15/2034	4,020,195 (e)(h)
Kubota Credit Owner Trust
55,006	Series 2023-2A, Class A2, 5.61%, due 7/15/2026	55,161 (e)
100,000	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	100,727 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$5,427,000	Series 2024-2A, Class A4, 5.19%, due 5/15/2030	$5,497,202 (e)
Magnetite XX Ltd.
250,000	Series 2018-20A, Class D, (3 mo. USD Term SOFR + 2.76%), 7.38%, due 4/20/2031	250,781 (e)(h)
250,000	Series 2018-20A, Class E, (3 mo. USD Term SOFR + 5.61%), 10.23%, due 4/20/2031	250,442 (e)(h)
500,000	Marble Point CLO XI Ltd., Series 2017-2A, Class D, (3 mo. USD Term SOFR + 3.06%), 7.69%, due 12/18/2030	499,785 (e)(h)
Mercedes-Benz Auto Lease Trust
49,167	Series 2023-A, Class A2, 5.24%, due 11/17/2025	49,178
575,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.44%), 5.43%, due 12/15/2026	574,966 (h)
403,000	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.42%), 5.41%, due 2/16/2027	403,014 (h)
296,130	Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2, 5.92%, due 11/16/2026	297,217
8,848,657	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	9,019,386 (e)
Morgan Stanley Eaton Vance CLO Ltd.
2,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.01%), 11.64%, due 10/20/2034	1,916,435 (e)(h)
1,000,000	Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 7.91%, due 4/15/2035	1,000,968 (e)(h)
MVW LLC
1,541,983	Series 2021-2A, Class B, 1.83%, due 5/20/2039	1,449,153 (e)
2,257,914	Series 2022-1A, Class B, 4.40%, due 11/21/2039	2,213,051 (e)
3,094,799	Series 2023-2A, Class C, 7.06%, due 11/20/2040	3,157,357 (e)
1,047,113	Series 2023-2A, Class D, 9.33%, due 11/20/2040	1,072,477 (e)
7,576,000	Series 2024-2A, Class B, 4.58%, due 3/20/2042	7,414,975 (e)
4,936,000	Series 2024-2A, Class C, 4.92%, due 3/20/2042	4,834,653 (e)
4,261,522	Series 2024-1A, Class B, 5.51%, due 2/20/2043	4,285,277 (e)
2,693,482	Series 2024-1A, Class C, 6.20%, due 2/20/2043	2,716,589 (e)
Navient Private Education Refi Loan Trust
12,501,214	Series 2021-EA, Class A, 0.97%, due 12/16/2069	10,942,664 (e)
11,904,632	Series 2021-FA, Class A, 1.11%, due 2/18/2070	10,399,524 (e)
5,466,853	Series 2021-GA, Class A, 1.58%, due 4/15/2070	4,830,994 (e)
10,931,610	Series 2024-A, Class A, 5.66%, due 10/15/2072	11,108,640 (e)
23,870	Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74%, due 8/15/2025	23,875
Nissan Auto Receivables Owner Trust
139,981	Series 2023-A, Class A2A, 5.34%, due 2/17/2026	140,047
575,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.38%), 5.29%, due 6/15/2027	575,167 (h)
1,000,000	Oaktree CLO Ltd., Series 2024-26A, Class E, (3 mo. USD Term SOFR + 6.50%), 11.12%, due 4/20/2037	1,028,845 (e)(h)
OCP CLO Ltd.
2,000,000	Series 2017-13A, Class DR, (3 mo. USD Term SOFR + 6.76%), 11.42%, due 7/15/2030	2,016,304 (e)(h)
1,550,000	Series 2020-19A, Class ER, (3 mo. USD Term SOFR + 6.76%), 11.38%, due 10/20/2034	1,550,280 (e)(h)
3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.66%, due 10/25/2037	3,029,480 (e)(h)
1,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.16%), 7.78%, due 7/2/2035	1,250,711 (e)(h)
OHA Credit Funding 6 Ltd.
2,500,000	Series 2020-6A, Class DR, (3 mo. USD Term SOFR + 3.41%), 8.03%, due 7/20/2034	2,500,000 (e)(h)
2,500,000	Series 2020-6A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 7.44%, due 10/20/2037	2,500,490 (e)(h)(j)
5,672,570	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	5,666,993 (e)
3,500,000	Palmer Square CLO Ltd., Series 2015-1A, Class DR4, (3 mo. USD Term SOFR + 6.76%), 11.89%, due 5/21/2034	3,468,792 (e)(h)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 11.38%, due 7/20/2034	$1,990,933 (e)(h)
280,000	PFS Financing Corp., Series 2023-D, Class A, (30 day USD SOFR Average + 1.15%), 6.16%, due 8/15/2027	281,254 (e)(h)
Porsche Financial Auto Securitization Trust
157,026	Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	157,347 (e)
21,941	Series 2023-1A, Class A2, 5.42%, due 12/22/2026	21,947 (e)
575,000	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2B, (30 day USD SOFR Average + 0.44%), 5.59%, due 12/21/2026	575,084 (e)(h)
300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 8.01%, due 4/17/2034	298,199 (e)(h)
Prestige Auto Receivables Trust
5,062,378	Series 2021-1A, Class C, 1.53%, due 2/15/2028	4,975,663 (e)
7,355,000	Series 2021-1A, Class D, 2.08%, due 2/15/2028	7,053,993 (e)
1,625,000	Regatta XX Funding Ltd., Series 2021-2A, Class E, (3 mo. USD Term SOFR + 6.51%), 11.17%, due 10/15/2034	1,625,207 (e)(h)
1,000,000	Riserva CLO Ltd., Series 2016-3A, Class ERR, (3 mo. USD Term SOFR + 6.76%), 11.39%, due 1/18/2034	952,505 (e)(h)
2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 5.50%, due 10/15/2039	2,500,000 (e)(h)(j)(k)
2,500,000	RRX 5 Ltd., Series 2021-5A, Class D, (3 mo. USD Term SOFR + 6.59%), 11.25%, due 7/15/2034	2,475,174 (e)(h)
1,000,000	RRX 6 Ltd., Series 2021-6A, Class D, (3 mo. USD Term SOFR + 6.62%), 11.28%, due 1/15/2037	996,052 (e)(h)
1,000,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 11.72%, due 10/15/2034	991,199 (e)(h)
2,132,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	2,146,033
SBNA Auto Lease Trust
128,982	Series 2024-A, Class A2, 5.45%, due 1/20/2026	129,203 (e)
126,503	Series 2023-A, Class A2, 6.27%, due 4/20/2026	127,116 (e)
146,000	SCCU Auto Receivables Trust, Series 2024-1A, Class A2, 5.45%, due 12/15/2027	146,551 (e)
SFS Auto Receivables Securitization Trust
755,422	Series 2024-2A, Class A2, 5.71%, due 10/20/2027	758,636 (e)
4,009,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	4,051,059 (e)
Sierra Timeshare Receivables Funding LLC
483,261	Series 2020-2A, Class C, 3.51%, due 7/20/2037	476,690 (e)
253,115	Series 2021-2A, Class C, 1.95%, due 9/20/2038	241,103 (e)
1,239,243	Series 2021-2A, Class D, 3.23%, due 9/20/2038	1,171,343 (e)
1,423,175	Series 2022-1A, Class D, 6.00%, due 10/20/2038	1,388,544 (e)
822,698	Series 2023-1A, Class C, 7.00%, due 1/20/2040	833,543 (e)
833,142	Series 2023-2A, Class C, 7.30%, due 4/20/2040	845,002 (e)
1,399,981	Series 2023-2A, Class D, 9.72%, due 4/20/2040	1,425,569 (e)
406,756	Series 2023-3A, Class C, 7.12%, due 9/20/2040	413,432 (e)
5,056,107	Series 2024-2A, Class C, 5.83%, due 6/20/2041	5,002,844 (e)
9,039,000	Series 2024-3A, Class C, 5.32%, due 8/20/2041	8,982,400 (e)
3,000,000	Series 2024-3A, Class D, 6.93%, due 8/20/2041	2,981,983 (e)
3,292,733	Series 2024-1A, Class C, 5.94%, due 1/20/2043	3,277,607 (e)
957,174	Series 2024-1A, Class D, 8.02%, due 1/20/2043	963,879 (e)
Signal Peak CLO 11 Ltd.
2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 8.42%, due 7/18/2037	2,020,739 (e)(h)
1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 11.32%, due 7/18/2037	1,003,258 (e)(h)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,340,961 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$8,192,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	$8,281,792 (e)
7,090,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	7,148,076 (e)
7,215,915	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	7,267,416 (e)
1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 11.48%, due 7/14/2037	1,106,850 (e)(h)
11,287,942	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	10,489,952 (e)
Tesla Auto Lease Trust
72,208	Series 2023-B, Class A2, 6.02%, due 9/22/2025	72,304 (e)
290,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.59%), 6.03%, due 1/20/2027	290,100 (e)(h)
TIF Funding III LLC
4,895,044	Series 2024-1A, Class B, 5.58%, due 4/20/2049	4,861,685 (e)
3,124,069	Series 2024-1A, Class C, 6.31%, due 4/20/2049	3,089,848 (e)
Towd Point Mortgage Trust
8,127,028	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	8,121,281 (e)
1,037,968	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	1,033,490 (e)
9,391,864	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	9,410,659 (e)(h)
Toyota Auto Receivables Owner Trust
15,378	Series 2023-A, Class A2, 5.05%, due 1/15/2026	15,377
15,095	Series 2022-D, Class A2A, 5.27%, due 1/15/2026	15,095
56,550	Series 2023-B, Class A2A, 5.28%, due 5/15/2026	56,585
337,345	Series 2023-D, Class A2A, 5.80%, due 11/16/2026	338,611
575,000	Series 2024-D, Class A2B, (30 day USD SOFR Average + 0.39%), 5.40%, due 8/16/2027	575,165 (h)
Trafigura Securitisation Finance PLC
4,245,000	Series 2024-1A, Class A2, 5.98%, due 11/15/2027	4,297,515 (e)
6,208,000	Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,208,348 (e)
1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 11.23%, due 7/25/2037	1,342,264 (e)(h)
1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.72%, due 10/20/2037	1,750,357 (e)(h)
1,200,000	TRESTLES CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 11.22%, due 7/25/2037	1,203,426 (e)(h)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.92%, due 10/25/2037	2,017,882 (e)(h)
275,000	Trillium Credit Card Trust II, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.75%), 5.57%, due 12/26/2028	275,528 (e)(h)
1,500,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.18%, due 7/20/2034	1,504,613 (e)(h)
4,348,100	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	4,399,894 (e)
Verizon Master Trust
337,000	Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 5.84%, due 11/22/2027	337,045 (h)
274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 5.57%, due 4/22/2030	274,243 (h)
289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 5.56%, due 8/20/2030	289,694 (h)
257,415	Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, due 1/20/2026	257,961
250,000	Voya CLO Ltd., Series 2018-3A, Class E, (3 mo. USD Term SOFR + 6.01%), 10.67%, due 10/15/2031	250,345 (e)(h)
1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 8.23%, due 7/18/2037	1,765,896 (e)(h)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
		World Omni Auto Receivables Trust
	$52,565	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	$52,564
	237,536	Series 2023-B, Class A2A, 5.25%, due 11/16/2026	237,600
		Ziply Fiber Issuer LLC
	4,347,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	4,429,972 (e)
	6,500,000	Series 2024-1A, Class C, 11.17%, due 4/20/2054	6,896,593 (e)
Total Asset-Backed Securities (Cost $572,305,322)			574,050,278

Corporate Bonds 26.2%
Advertising 0.1%
		Clear Channel Outdoor Holdings, Inc.
	1,405,000	5.13%, due 8/15/2027	1,362,093 (e)
	1,710,000	9.00%, due 9/15/2028	1,796,056 (e)
	650,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	607,444 (e)
EUR	1,185,000	Summer BC Holdco B SARL, 5.75%, due 10/31/2026	1,284,150 (l)
			5,049,743
Aerospace & Defense 0.2%
		Bombardier, Inc.
	$2,180,000	7.25%, due 7/1/2031	2,252,284 (e)
	535,000	7.00%, due 6/1/2032	547,733 (e)
	3,810,000	L3Harris Technologies, Inc., 5.40%, due 7/31/2033	3,864,898
		TransDigm, Inc.
	380,000	5.50%, due 11/15/2027	376,676
	1,755,000	6.75%, due 8/15/2028	1,792,664 (e)
	550,000	4.63%, due 1/15/2029	522,295
	380,000	6.38%, due 3/1/2029	385,715 (e)
	620,000	7.13%, due 12/1/2031	641,559 (e)
			10,383,824
Agriculture 0.3%
	9,375,000	Imperial Brands Finance PLC, 5.88%, due 7/1/2034	9,458,443 (e)
	7,830,000	Philip Morris International, Inc., 5.38%, due 2/15/2033	7,936,614
			17,395,057
Airlines 0.1%
EUR	1,000,000	Air France-KLM, 4.63%, due 5/23/2029	1,101,110 (l)
	$1,750,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	1,732,915 (e)
	715,000	United Airlines, Inc., 4.38%, due 4/15/2026	702,649 (e)
			3,536,674
Apparel 0.1%
EUR	3,183,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	3,535,870 (l)
EUR	1,200,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,345,780 (l)
EUR	100,000	PVH Corp., 4.13%, due 7/16/2029	110,176
EUR	970,000	VF Corp., 4.25%, due 3/7/2029	1,031,391
			6,023,217
Auto Manufacturers 0.2%
	$200,000	Hyundai Capital America, 5.50%, due 3/30/2026	201,498 (e)
EUR	867,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	947,171 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Auto Manufacturers – cont'd
		Toyota Motor Credit Corp.
	$300,000	(Secured Overnight Financing Rate Index + 0.45%), 5.29%, due 4/10/2026	$300,151 (h)
	770,000	(Secured Overnight Financing Rate + 0.77%), 5.88%, due 8/7/2026	774,277 (h)
	475,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.93%), 5.84%, due 9/12/2025	476,248 (e)(h)
		Volkswagen International Finance NV
EUR	4,500,000	3.75%, due 12/28/2027	4,687,136 (l)(m)(n)
EUR	700,000	3.88%, due 6/17/2029	708,201 (l)(m)(n)
EUR	400,000	4.38%, due 3/28/2031	399,691 (l)(m)(n)
			8,494,373
Auto Parts & Equipment 0.3%
EUR	880,000	Clarios Global LP/Clarios U.S. Finance Co., 4.38%, due 5/15/2026	956,191 (l)
EUR	1,146,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,333,588 (l)
	$515,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	430,983 (e)
		Forvia SE
EUR	300,000	3.13%, due 6/15/2026	320,954 (l)
EUR	380,000	2.38%, due 6/15/2027	390,658 (l)
EUR	1,510,000	5.50%, due 6/15/2031	1,632,904 (l)
		Goodyear Tire & Rubber Co.
	$1,695,000	5.00%, due 7/15/2029	1,534,648
	435,000	5.25%, due 4/30/2031	382,082
		Grupo Antolin-Irausa SA
EUR	200,000	3.50%, due 4/30/2028	162,090 (l)
EUR	395,000	10.38%, due 1/30/2030	371,872 (l)
EUR	1,620,000	IHO Verwaltungs GmbH, 8.75% Cash/ 9.50% PIK, due 5/15/2028	1,870,166 (l)(o)
EUR	1,300,000	Schaeffler AG, 4.50%, due 3/28/2030	1,401,819 (l)
EUR	1,300,000	Valeo SE, 5.88%, due 4/12/2029	1,486,244 (l)
EUR	2,100,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	2,038,606 (l)
EUR	900,000	ZF Finance GmbH, 3.75%, due 9/21/2028	932,067 (l)
		ZF North America Capital, Inc.
	$585,000	6.88%, due 4/14/2028	590,056 (e)
	400,000	6.75%, due 4/23/2030	394,293 (e)
			16,229,221
Banks 6.6%
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	298,087 (l)
	$5,815,000	Australia & New Zealand Banking Group Ltd., 5.67%, due 10/3/2025	5,877,832
	1,600,000	Banco Bilbao Vizcaya Argentaria SA, 6.50%, due 3/5/2025	1,600,346 (m)(n)
		Banco Bradesco SA
	200,000	3.20%, due 1/27/2025	198,714 (e)
	256,000	4.38%, due 3/18/2027	251,693 (e)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	200,271 (l)
	90,000	Banco de Credito del Peru SA, 2.70%, due 1/11/2025	89,331 (e)
	1,900,000	Banco do Brasil SA, 8.75%, due 4/15/2025	1,928,576 (l)(m)(n)
	1,500,000	Banco Mercantil del Norte SA, 6.63%, due 1/24/2032	1,359,239 (e)(m)(n)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	149,975 (e)
		Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	197,685 (e)
	1,270,000	5.65%, due 7/5/2034	1,304,329 (e)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	194,130 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Bank of America Corp.
	$235,000	4.00%, due 1/22/2025	$234,422
	508,000	4.30%, due 1/28/2025	504,091 (m)(n)
	1,450,000	6.10%, due 3/17/2025	1,448,114 (m)(n)
	1,250,000	(3 mo. USD Term SOFR + 1.03%), 6.27%, due 2/5/2026	1,252,083 (h)
	4,790,000	4.38%, due 1/27/2027	4,613,736 (m)(n)
	6,735,000	4.95%, due 7/22/2028	6,761,934 (m)
	3,380,000	2.97%, due 2/4/2033	2,932,294 (m)
	5,520,000	5.47%, due 1/23/2035	5,602,056 (m)
	4,260,000	Bank of Montreal, 5.30%, due 6/5/2026	4,306,489
	1,125,000	Bank of New York Mellon, (Secured Overnight Financing Rate + 0.45%), 5.35%, due 3/13/2026	1,125,942 (h)
	11,125,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	10,496,199 (m)(n)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	108,132 (l)
	$6,630,000	Bank of Nova Scotia, 5.35%, due 12/7/2026	6,735,051
Banque Federative du Credit Mutuel SA
EUR	200,000	(10 yr. EURIBOR ICE Swap + 0.10%, Cap 8.00%, Floor 0.00%), 2.88%, due 2/25/2025	201,343 (h)(n)
	$2,555,000	5.90%, due 7/13/2026	2,603,377 (e)
	1,745,000	5.09%, due 1/23/2027	1,758,961 (e)
	4,825,000	4.75%, due 7/13/2027	4,822,066 (e)
Barclays PLC
	3,550,000	4.38%, due 3/15/2028	3,132,629 (m)(n)
	2,065,000	8.00%, due 3/15/2029	2,134,401 (m)(n)
	3,090,000	9.63%, due 12/15/2029	3,400,171 (m)(n)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,522,414 (e)(m)(n)
	690,000	9.25%, due 11/17/2027	744,174 (e)(m)(n)
	655,000	4.50%, due 2/25/2030	548,914 (e)(m)(n)
	1,965,000	4.63%, due 2/25/2031	1,658,972 (e)(m)(n)
BPCE SA
	3,515,000	5.94%, due 5/30/2035	3,576,250 (e)(m)
	3,200,000	3.65%, due 1/14/2037	2,733,177 (e)(m)
Citigroup, Inc.
	245,000	4.00%, due 12/10/2025	238,414 (m)(n)
	340,000	(Secured Overnight Financing Rate + 0.69%), 5.53%, due 1/25/2026	340,040 (h)
	6,330,000	3.88%, due 2/18/2026	6,117,691 (m)(n)
	1,144,000	(Secured Overnight Financing Rate + 1.53%), 6.39%, due 3/17/2026	1,148,336 (h)
	3,140,000	4.15%, due 11/15/2026	3,003,201 (m)(n)
	3,670,000	7.13%, due 8/15/2029	3,770,514 (m)(n)
	4,340,000	7.00%, due 8/15/2034	4,593,104 (m)(n)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 7.85%, due 1/6/2025	2,386,755 (h)(n)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 8.01%, due 1/6/2025	1,195,636 (h)(n)
Commonwealth Bank of Australia
	7,545,000	5.50%, due 9/12/2025	7,604,866
EUR	200,000	0.75%, due 2/28/2028	204,324 (l)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	118,597 (l)(m)
	$200,000	DBS Group Holdings Ltd., 5.48%, due 9/12/2025	201,386 (e)
	7,440,000	Deutsche Bank AG, 5.40%, due 9/11/2035	7,223,148 (m)
	200,000	Development Bank of Kazakhstan JSC, 5.50%, due 4/15/2027	201,376 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$2,035,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	$2,026,453 (l)(m)(n)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 7.90%, due 12/1/2024	1,785,746 (h)(n)
	1,661,000	1.71%, due 11/1/2027	1,563,432 (m)
	4,070,000	4.34%, due 4/25/2033	3,808,962 (m)
	245,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	242,111 (e)
	1,575,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 5.78%, due 5/21/2027	1,576,087 (h)
Goldman Sachs Group, Inc.
	685,000	3.80%, due 5/10/2026	655,908 (m)(n)
	1,060,000	3.65%, due 8/10/2026	1,008,892 (m)(n)
	1,345,000	4.13%, due 11/10/2026	1,287,912 (m)(n)
	6,170,000	7.50%, due 5/10/2029	6,469,544 (m)(n)
	4,000,000	6.13%, due 11/10/2034	3,967,423 (m)(n)
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,078,350 (e)
	200,000	4.38%, due 2/4/2030	174,632 (l)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,460,908 (m)(n)
	1,555,000	8.00%, due 3/7/2028	1,631,596 (m)(n)
	1,170,000	4.70%, due 3/9/2031	1,040,037 (m)(n)
Huntington Bancshares, Inc.
	2,256,000	4.45%, due 10/15/2027	2,156,909 (m)(n)
	523,000	5.63%, due 7/15/2030	520,859 (m)(n)
	3,690,000	5.71%, due 2/2/2035	3,732,504 (m)
ING Groep NV
	803,000	6.50%, due 4/16/2025	803,465 (m)(n)
	2,895,000	5.75%, due 11/16/2026	2,862,211 (m)(n)
	4,892,000	3.88%, due 5/16/2027	4,345,813 (m)(n)
EUR	100,000	0.25%, due 2/18/2029	98,416 (l)(m)
	$2,785,000	Intesa Sanpaolo SpA, 7.78%, due 6/20/2054	3,064,991 (e)(m)
JPMorgan Chase & Co.
	260,000	4.60%, due 2/1/2025	258,753 (m)(n)
	441,000	(3 mo. USD Term SOFR + 2.84%), 7.41%, due 2/1/2025	444,935 (h)(n)
	710,000	3.65%, due 6/1/2026	687,156 (m)(n)
	520,000	(Secured Overnight Financing Rate + 0.89%), 5.73%, due 4/22/2027	523,034 (h)
	950,000	(Secured Overnight Financing Rate + 0.77%), 5.62%, due 9/22/2027	953,543 (h)
	7,500,000	2.18%, due 6/1/2028	7,024,404 (m)
	4,545,000	3.33%, due 4/22/2052	3,288,880 (m)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	193,689 (e)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	234,118 (l)
EUR	82,000	1.25%, due 6/30/2027	86,404 (l)
EUR	39,000	0.75%, due 1/15/2029	39,402 (l)
EUR	124,000	0.00%, due 9/15/2031	112,830 (l)
Lloyds Banking Group PLC
	$1,055,000	7.50%, due 9/27/2025	1,063,977 (m)(n)
	2,185,000	8.00%, due 9/27/2029	2,277,117 (m)(n)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
M&T Bank Corp.
	$665,000	7.01%, due 2/1/2025	$662,240 (m)(n)
	3,685,000	3.50%, due 9/1/2026	3,352,646 (m)(n)
	2,205,000	6.08%, due 3/13/2032	2,278,884 (m)
	2,015,000	Mizuho Financial Group, Inc., 1.55%, due 7/9/2027	1,908,730 (m)
Morgan Stanley
	1,440,000	(Secured Overnight Financing Rate + 0.95%), 5.98%, due 2/18/2026	1,442,275 (h)
	6,270,000	5.25%, due 4/21/2034	6,279,326 (m)
EUR	300,000	3.96%, due 3/21/2035	331,155 (m)
	$3,400,000	5.83%, due 4/19/2035	3,533,676 (m)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	213,517 (l)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	203,876 (l)
NatWest Group PLC
	$1,020,000	6.00%, due 12/29/2025	1,017,963 (m)(n)
	3,215,000	4.60%, due 6/28/2031	2,674,711 (m)(n)
	4,195,000	8.13%, due 11/10/2033	4,495,211 (m)(n)
	7,710,000	3.03%, due 11/28/2035	6,686,405 (m)
Nordea Bank Abp
	4,435,000	1.50%, due 9/30/2026	4,179,744 (e)
	475,000	(Secured Overnight Financing Rate + 0.74%), 5.61%, due 3/19/2027	476,986 (e)(h)
	3,400,000	3.75%, due 3/1/2029	2,941,899 (e)(m)(n)
EUR	200,000	Permanent TSB Group Holdings PLC, 3.00%, due 8/19/2031	213,743 (l)(m)
PNC Financial Services Group, Inc.
	$7,168,000	3.40%, due 9/15/2026	6,607,082 (m)(n)
	1,625,000	6.25%, due 3/15/2030	1,626,781 (m)(n)
	3,330,000	6.88%, due 10/20/2034	3,700,760 (m)
Royal Bank of Canada
	1,105,000	(Secured Overnight Financing Rate Index + 0.44%), 5.28%, due 1/21/2025	1,105,698 (h)
	5,615,000	4.95%, due 4/25/2025	5,622,246
	5,345,000	Santander U.K. Group Holdings PLC, 6.83%, due 11/21/2026	5,431,108 (m)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,374,500 (l)(m)(n)
	200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	203,615 (e)(m)
State Street Corp.
	665,000	2.35%, due 11/1/2025	665,000 (m)
	4,600,000	1.75%, due 2/6/2026	4,556,262 (m)
	3,105,000	2.90%, due 3/30/2026	3,077,395 (m)
	200,000	(Secured Overnight Financing Rate + 0.85%), 5.98%, due 8/3/2026	201,324 (h)
	510,000	(Secured Overnight Financing Rate + 0.64%), 5.51%, due 10/22/2027	511,867 (h)
Sumitomo Mitsui Financial Group, Inc.
	2,090,000	2.63%, due 7/14/2026	2,022,143
	1,945,000	3.01%, due 10/19/2026	1,885,948
	7,330,000	Svenska Handelsbanken AB, 5.25%, due 6/15/2026	7,418,009 (e)
Toronto-Dominion Bank
	3,895,000	3.77%, due 6/6/2025	3,871,678
	3,500,000	5.53%, due 7/17/2026	3,547,314
Truist Financial Corp.
	5,125,000	6.67%, due 3/1/2025	5,097,635 (m)(n)
	4,645,000	5.44%, due 1/24/2030	4,700,722 (m)
	355,000	5.10%, due 3/1/2030	344,578 (m)(n)
	5,530,000	5.87%, due 6/8/2034	5,686,528 (m)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Turkiye Vakiflar Bankasi TAO
	$280,000	9.00%, due 10/12/2028	$301,414 (e)
	1,750,000	8.99%, due 10/5/2034	1,807,906 (e)(m)
	10,335,000	U.S. Bancorp, 3.70%, due 1/15/2027	9,686,557 (m)(n)
UBS Group AG
	3,551,000	6.88%, due 8/7/2025	3,557,179 (l)(m)(n)
EUR	100,000	(3 mo. EUR EURIBOR + 1.00%), 4.21%, due 1/16/2026	108,988 (h)(l)
EUR	100,000	2.13%, due 10/13/2026	107,753 (l)(m)
	$795,000	4.88%, due 2/12/2027	753,937 (e)(m)(n)
	6,895,000	4.70%, due 8/5/2027	6,862,284 (e)(m)
	420,000	4.38%, due 2/10/2031	354,984 (e)(m)(n)
	4,205,000	9.25%, due 11/13/2033	4,868,520 (e)(m)(n)
EUR	250,000	UniCredit SpA, 3.88%, due 6/3/2027	255,621 (l)(m)(n)
EUR	100,000	Virgin Money U.K. PLC, 4.00%, due 3/18/2028	110,661 (l)(m)
Wells Fargo & Co.
	$1,410,000	3.90%, due 3/15/2026	1,365,561 (m)(n)
	2,195,000	7.63%, due 9/15/2028	2,359,173 (m)(n)
	5,030,000	6.49%, due 10/23/2034	5,435,082 (m)
	1,515,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 5.98%, due 12/11/2026	1,530,953 (h)
	5,850,000	Westpac Banking Corp., 5.51%, due 11/17/2025	5,913,620
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	217,287 (e)
	600,000	9.74%, due 4/4/2029	620,246 (e)(m)(n)
354,875,297
Beverages 0.0%(d)
	600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 5.62%, due 2/16/2027	601,443 (h)
	725,000	PepsiCo, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.49%, due 2/13/2026	726,370 (h)
EUR	670,000	Primo Water Holdings, Inc., 3.88%, due 10/31/2028	714,075 (l)
2,041,888
Biotechnology 0.1%
Amgen, Inc.
	$1,274,000	5.25%, due 3/2/2025	1,275,380
	6,420,000	5.75%, due 3/2/2063	6,429,287
7,704,667
Building Materials 0.3%
	565,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	567,606 (e)
	5,270,000	Cemex SAB de CV, 9.13%, due 3/14/2028	5,610,416 (e)(m)(n)
Cornerstone Building Brands, Inc.
	615,000	6.13%, due 1/15/2029	549,670 (e)
	1,215,000	9.50%, due 8/15/2029	1,250,791 (e)
	405,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 7/15/2031	414,028 (e)
EUR	415,000	HT Troplast GmbH, 9.38%, due 7/15/2028	466,391 (l)
	$1,665,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	1,650,091 (e)
	780,000	Masterbrand, Inc., 7.00%, due 7/15/2032	798,980 (e)
	1,145,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,093,966 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Building Materials – cont'd
		Standard Industries, Inc.
	$1,475,000	4.38%, due 7/15/2030	$1,355,463 (e)
	1,065,000	3.38%, due 1/15/2031	924,516 (e)
			14,681,918
Chemicals 0.4%
		Avient Corp.
	760,000	7.13%, due 8/1/2030	781,572 (e)
	985,000	6.25%, due 11/1/2031	987,881 (e)
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	195,060 (e)
		INEOS Finance PLC
	1,235,000	6.75%, due 5/15/2028	1,246,761 (e)
	850,000	7.50%, due 4/15/2029	876,944 (e)
EUR	1,155,000	INEOS Quattro Finance 2 PLC, 8.50%, due 3/15/2029	1,334,770 (l)
		Kronos International, Inc.
EUR	215,000	3.75%, due 9/15/2025	231,948 (l)
EUR	766,000	9.50%, due 3/15/2029	907,732 (l)
EUR	585,000	Lune Holdings SARL, 5.63%, due 11/15/2028	525,164 (l)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	199,129 (e)
		NOVA Chemicals Corp.
	1,270,000	8.50%, due 11/15/2028	1,346,528 (e)
	830,000	4.25%, due 5/15/2029	756,143 (e)
		Olympus Water U.S. Holding Corp.
EUR	700,000	3.88%, due 10/1/2028	735,215 (l)
	$860,000	4.25%, due 10/1/2028	809,436 (e)
EUR	607,000	9.63%, due 11/15/2028	704,703 (l)
	$1,265,000	9.75%, due 11/15/2028	1,342,050 (e)
	265,000	6.25%, due 10/1/2029	252,742 (e)
	770,000	7.25%, due 6/15/2031	790,028 (e)
	200,000	Orbia Advance Corp. SAB de CV, 1.88%, due 5/11/2026	188,789 (l)
	1,140,000	Sociedad Quimica y Minera de Chile SA, 5.50%, due 9/10/2034	1,093,203 (e)
EUR	1,330,000	Synthomer PLC, 7.38%, due 5/2/2029	1,505,802 (l)
	$1,300,000	Tronox, Inc., 4.63%, due 3/15/2029	1,179,473 (e)
	725,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	679,209 (e)
		WR Grace Holdings LLC
	1,080,000	5.63%, due 8/15/2029	997,561 (e)
	470,000	7.38%, due 3/1/2031	485,763 (e)
			20,153,606
Commercial Services 0.8%
		AA Bond Co. Ltd.
GBP	131,425	6.50%, due 1/31/2026	169,465 (e)
GBP	253,158	6.50%, due 1/31/2026	326,435 (l)
GBP	1,268,000	8.45%, due 7/31/2050	1,720,159 (l)
	$632,000	ADT Security Corp., 4.88%, due 7/15/2032	588,977 (e)
	1,805,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,836,900 (e)
	1,225,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	1,120,877 (e)
GBP	1,300,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, due 6/1/2028	1,535,028 (l)
EUR	925,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,051,257 (l)
EUR	715,000	Arena Luxembourg Finance SARL, 1.88%, due 2/1/2028	737,445 (l)
GBP	866,000	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/2028	1,066,526 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Commercial Services – cont'd
EUR	495,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	$466,977 (l)
	$200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	194,250 (e)
	1,980,000	Block, Inc., 6.50%, due 5/15/2032	2,015,175 (e)
	2,085,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	2,198,048 (e)
GBP	1,513,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, due 1/15/2031	2,104,758 (l)
	$2,625,000	Champions Financing, Inc., 8.75%, due 2/15/2029	2,650,029 (e)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	243,043 (l)
	549,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	567,685 (e)
		Garda World Security Corp.
	860,000	7.75%, due 2/15/2028	888,168 (e)
	2,365,000	8.25%, due 8/1/2032	2,352,745 (e)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,375,919
EUR	600,000	House of HR Group BV, 9.00%, due 11/3/2029	652,102 (l)
EUR	500,000	Kapla Holding SAS, (3 mo. EUR EURIBOR + 3.50%), 6.98%, due 7/31/2030	545,825 (h)(l)
		Loxam SAS
EUR	994,000	5.75%, due 7/15/2027	1,079,230 (l)
EUR	155,000	6.38%, due 5/31/2029	176,244 (l)
	$1,693,000	Movida Europe SA, 7.85%, due 4/11/2029	1,605,346 (e)
EUR	1,066,000	Multiversity SpA, (3 mo. EUR EURIBOR + 4.25%, Floor 4.25%), 7.30%, due 10/30/2028	1,166,644 (h)(l)
EUR	400,000	Pachelbel Bidco SpA, 7.13%, due 5/17/2031	463,823 (l)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	$1,085,000	5.75%, due 4/15/2026	1,085,260 (e)
	800,000	6.25%, due 1/15/2028	799,150 (e)
EUR	815,000	Q-Park Holding I BV, 5.13%, due 3/1/2029	913,075 (l)
GBP	745,000	RAC Bond Co. PLC, 5.25%, due 11/4/2046	933,961 (l)
	$535,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	533,574 (e)(j)
EUR	1,422,542	Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, due 7/30/2026	1,549,594 (l)
EUR	1,705,000	Verisure Holding AB, 3.25%, due 2/15/2027	1,821,514 (l)
EUR	3,902,000	Verisure Midholding AB, 5.25%, due 2/15/2029	4,233,743 (l)
	$1,895,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,958,688 (e)
			44,727,639
Computers 0.2%
	1,473,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,430,062 (e)
	385,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	398,770 (e)
	1,015,000	ASGN, Inc., 4.63%, due 5/15/2028	969,241 (e)
	2,955,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	3,071,965 (e)
	3,680,000	Hewlett Packard Enterprise Co., 5.00%, due 10/15/2034	3,571,084
			9,441,122
Cosmetics - Personal Care 0.1%
	1,075,000	Coty, Inc., 5.00%, due 4/15/2026	1,069,403 (e)
	1,280,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	1,305,091 (e)
	825,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	814,687
			3,189,181
Distribution - Wholesale 0.2%
	2,000,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	2,011,884 (e)
	920,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	907,326 (e)
	1,805,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	1,816,604 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Distribution - Wholesale – cont'd
Ritchie Bros Holdings, Inc.
	$715,000	6.75%, due 3/15/2028	$733,175 (e)
	1,125,000	7.75%, due 3/15/2031	1,185,290 (e)
	950,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	1,014,002 (e)
	2,525,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	2,657,342 (e)
10,325,623
Diversified Financial Services 0.6%
	2,408,000	Ally Financial, Inc., 4.70%, due 5/15/2028	1,953,707 (m)(n)
American Express Co.
	1,700,000	3.55%, due 9/15/2026	1,609,130 (m)(n)
	1,435,000	(Secured Overnight Financing Rate Index + 0.65%), 5.79%, due 11/4/2026	1,436,090 (h)
	610,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	602,738 (e)
Banco BTG Pactual SA
	200,000	4.50%, due 1/10/2025	199,124 (e)
	256,000	2.75%, due 1/11/2026	247,159 (e)
	200,000	6.25%, due 4/8/2029	204,467 (e)
EUR	100,000	BPCE SFH SA, 3.13%, due 1/24/2028	110,196 (l)
EUR	200,000	Caisse de Refinancement de l'Habitat SA, 3.00%, due 1/11/2030	219,752 (l)
Capital One Financial Corp.
	$560,000	3.20%, due 2/5/2025	557,224
	1,100,000	5.70%, due 2/1/2030	1,121,510 (m)
Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,530,736 (m)(n)
	2,510,000	5.00%, due 6/1/2027	2,445,221 (m)(n)
	5,557,000	4.00%, due 12/1/2030	4,841,361 (m)(n)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	108,894 (l)
	$150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	148,750 (e)
Freedom Mortgage Holdings LLC
	235,000	9.25%, due 2/1/2029	240,668 (e)
	235,000	9.13%, due 5/15/2031	238,047 (e)
	545,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	563,168 (e)
	615,000	Jane Street Group/JSG Finance, Inc., 6.13%, due 11/1/2032	615,398 (e)
	200,000	Muthoot Finance Ltd., 7.13%, due 2/14/2028	203,566 (e)
	3,065,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	3,064,878 (e)
OneMain Finance Corp.
	1,510,000	6.63%, due 1/15/2028	1,533,702
	1,905,000	7.13%, due 11/15/2031	1,926,788
	1,275,000	PennyMac Financial Services, Inc., 5.75%, due 9/15/2031	1,217,210 (e)
	490,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	501,067 (e)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	202,078 (e)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,166,265 (e)
33,808,894
Electric 2.8%
EUR	1,200,000	A2A SpA, 5.00%, due 6/11/2029	1,336,301 (l)(m)(n)
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	215,742 (l)
	$1,425,000	Alpha Generation LLC, 6.75%, due 10/15/2032	1,445,019 (e)
	6,735,000	American Electric Power Co., Inc., 7.05%, due 12/15/2054	6,971,365 (m)
EUR	3,992,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	4,162,526 (l)(m)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
		Calpine Corp.
	$665,000	5.13%, due 3/15/2028	$649,928 (e)
	3,195,000	4.63%, due 2/1/2029	3,029,638 (e)
	1,371,000	5.00%, due 2/1/2031	1,293,865 (e)
	4,920,000	CenterPoint Energy, Inc., 6.70%, due 5/15/2055	4,908,881 (m)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	231,368 (l)(m)(n)
	8,225,000	CMS Energy Corp., 3.75%, due 12/1/2050	7,200,436 (m)
		Comision Federal de Electricidad
	500,000	4.69%, due 5/15/2029	476,486 (l)
	200,000	5.70%, due 1/24/2030	195,856 (e)
	1,930,000	Constellation Energy Generation LLC, 6.50%, due 10/1/2053	2,123,557
		Dominion Energy, Inc.
	1,350,000	4.35%, due 1/15/2027	1,310,720 (m)(n)
	7,625,000	7.00%, due 6/1/2054	8,113,007 (m)
	3,725,000	Duke Energy Corp., 6.45%, due 9/1/2054	3,785,986 (m)
	5,745,000	Edison International, 5.00%, due 12/15/2026	5,591,567 (m)(n)
		EDP SA
EUR	800,000	1.88%, due 3/14/2082	787,879 (l)(m)
EUR	1,200,000	5.94%, due 4/23/2083	1,376,514 (l)(m)
		Electricite de France SA
EUR	2,600,000	2.63%, due 12/1/2027	2,655,067 (l)(m)(n)
EUR	6,400,000	7.50%, due 9/6/2028	7,625,910 (l)(m)(n)
	$1,865,000	9.13%, due 3/15/2033	2,112,364 (e)(m)(n)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	3,998,433 (l)(m)(n)
EUR	200,000	EnBW Energie Baden-Wuerttemberg AG, 1.38%, due 8/31/2081	198,217 (l)(m)
EUR	3,900,000	Enel SpA, 6.38%, due 4/16/2028	4,539,346 (l)(m)(n)
EUR	600,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	682,806 (l)
	$549,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.75%), 5.86%, due 5/8/2025	550,647 (h)
	3,202,000	Lightning Power LLC, 7.25%, due 8/15/2032	3,331,172 (e)
EUR	1,400,000	Naturgy Finance Iberia SA, 2.37%, due 11/23/2026	1,477,164 (l)(m)(n)
		NextEra Energy Capital Holdings, Inc.
	$5,810,000	5.75%, due 9/1/2025	5,851,621
	820,000	(Secured Overnight Financing Rate Index + 0.76%), 5.60%, due 1/29/2026	822,699 (h)
GBP	965,000	NGG Finance PLC, 5.63%, due 6/18/2073	1,243,076 (l)(m)
		NRG Energy, Inc.
	$1,855,000	10.25%, due 3/15/2028	2,047,174 (e)(m)(n)
	1,345,000	3.38%, due 2/15/2029	1,226,423 (e)
	830,000	5.75%, due 7/15/2029	822,820 (e)(k)
	775,000	6.00%, due 2/1/2033	770,710 (e)
		Orsted AS
EUR	1,762,000	5.13%, due 12/31/2099	1,981,732 (l)(m)
EUR	4,658,000	5.25%, due 12/31/2099	5,225,961 (l)(m)
		Pacific Gas & Electric Co.
	$190,000	3.50%, due 6/15/2025	188,154
	290,000	3.45%, due 7/1/2025	286,971
	9,885,000	4.30%, due 3/15/2045	7,998,086
	2,646,794	4.95%, due 7/1/2050	2,321,151
	1,000,000	PPL Capital Funding, Inc., (3 mo. USD Term SOFR + 2.93%), 7.53%, due 3/30/2067	997,300 (h)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	186,598 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
	$3,700,000	Sempra, 6.40%, due 10/1/2054	$3,686,974 (m)
		Southern Co.
	9,180,000	4.00%, due 1/15/2051	8,986,440 (m)
EUR	3,088,000	1.88%, due 9/15/2081	3,125,909 (m)
EUR	3,400,000	SSE PLC, 4.00%, due 1/21/2028	3,699,533 (l)(m)(n)
EUR	1,716,000	Stedin Holding NV, 1.50%, due 12/31/2026	1,781,851 (l)(m)(n)
EUR	100,000	TenneT Holding BV, 0.88%, due 6/16/2035	84,699 (l)
GBP	3,800,000	Vattenfall AB, 6.88%, due 8/17/2083	5,024,286 (l)(m)
	$2,710,000	Vistra Corp., 7.00%, due 12/15/2026	2,732,891 (e)(m)(n)
		Vistra Operations Co. LLC
	260,000	5.50%, due 9/1/2026	259,215 (e)
	570,000	4.38%, due 5/1/2029	542,581 (e)
	860,000	7.75%, due 10/15/2031	908,481 (e)
	1,850,000	6.88%, due 4/15/2032	1,913,000 (e)
			147,094,103
Electrical Components & Equipment 0.0%(d)
		Belden, Inc.
EUR	665,000	3.88%, due 3/15/2028	714,841 (l)
EUR	130,000	3.38%, due 7/15/2031	133,659 (l)
EUR	1,409,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	1,445,684 (l)
			2,294,184
Electronics 0.0%(d)
	$850,000	Imola Merger Corp., 4.75%, due 5/15/2029	821,711 (e)
	585,000	Sensata Technologies BV, 5.88%, due 9/1/2030	578,928 (e)
	285,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	288,744 (e)
			1,689,383
Energy - Alternate Sources 0.1%
EUR	990,000	Cullinan Holdco SCSp, 4.63%, due 10/15/2026	945,731 (l)
	$3,263,000	FS Luxembourg SARL, 8.88%, due 2/12/2031	3,328,606 (e)
	179,000	Greenko Dutch BV, 3.85%, due 3/29/2026	172,377 (l)
	200,000	Greenko Wind Projects Mauritius Ltd., 5.50%, due 4/6/2025	198,920 (e)
			4,645,634
Engineering & Construction 0.1%
EUR	3,300,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	3,555,653 (l)(m)(n)
	$1,170,000	Arcosa, Inc., 6.88%, due 8/15/2032	1,200,848 (e)
		Assemblin Caverion Group AB
EUR	444,000	6.25%, due 7/1/2030	497,216 (l)
EUR	355,000	(3 mo. EUR EURIBOR + 3.50%), 6.83%, due 7/1/2031	385,449 (h)(l)
	$200,000	IHS Holding Ltd., 5.63%, due 11/29/2026	196,542 (e)
			5,835,708
Entertainment 0.9%
GBP	345,000	888 Acquisitions Ltd., 10.75%, due 5/15/2030	445,396 (l)
	$1,260,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,305,158 (e)
EUR	1,045,000	Allwyn International AS, 3.88%, due 2/15/2027	1,131,731 (l)
EUR	1,566,000	Banijay Entertainment SAS, 7.00%, due 5/1/2029	1,784,055 (l)
	$320,000	Caesars Entertainment, Inc., 4.63%, due 10/15/2029	300,013 (e)
	1,395,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.25%, due 7/15/2029	1,343,770
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Entertainment – cont'd
	$2,335,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	$2,377,191 (e)
		Cirsa Finance International SARL
EUR	2,246,000	7.88%, due 7/31/2028	2,589,640 (l)
EUR	625,000	6.50%, due 3/15/2029	714,648 (l)
GBP	890,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	1,143,250 (l)
EUR	1,270,000	Flutter Treasury DAC, 5.00%, due 4/29/2029	1,417,650 (l)
EUR	433,067	LHMC Finco 2 SARL, 7.25% Cash/8.00% PIK, due 10/2/2025	471,069 (l)(o)
	$1,265,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	1,293,383 (e)
EUR	795,000	Lottomatica SpA, 5.38%, due 6/1/2030	894,926 (l)
	$640,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	627,533 (e)
	1,860,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,755,912 (e)
EUR	595,000	Motion Bondco DAC, 4.50%, due 11/15/2027	587,164 (l)
EUR	500,000	Motion Finco SARL, 7.38%, due 6/15/2030	543,868 (l)
	$895,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	804,617 (e)
	1,090,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,062,648 (e)
	1,440,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,382,980 (e)
		Six Flags Entertainment Corp.
	495,000	5.50%, due 4/15/2027	492,051 (e)
	2,230,000	7.25%, due 5/15/2031	2,285,899 (e)
	535,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	545,093 (e)
		Warnermedia Holdings, Inc.
EUR	200,000	4.69%, due 5/17/2033	217,463
	$27,225,000	5.05%, due 3/15/2042	21,726,685
			49,243,793
Environmental Control 0.1%
	2,890,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	2,956,736 (e)
	900,000	Madison IAQ LLC, 5.88%, due 6/30/2029	853,626 (e)
	1,840,000	Wrangler Holdco Corp., 6.63%, due 4/1/2032	1,878,038 (e)
			5,688,400
Food 0.5%
	1,010,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	1,011,615 (e)
GBP	2,550,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	3,248,915 (l)
GBP	595,000	Bellis Finco PLC, 4.00%, due 2/16/2027	719,079 (l)
	$5,725,000	Campbell Soup Co., 5.40%, due 3/21/2034	5,790,200
	200,000	Cencosud SA, 4.38%, due 7/17/2027	194,913 (l)
GBP	600,000	Co-operative Group Holdings Ltd., 7.50%, due 7/8/2026	789,376 (l)
EUR	500,000	Flora Food Management BV, 6.88%, due 7/2/2029	550,261 (l)
		Iceland Bondco PLC
EUR	250,000	(3 mo. EUR EURIBOR + 5.50%), 9.04%, due 12/15/2027	276,357 (h)(l)
GBP	527,000	10.88%, due 12/15/2027	728,607 (l)
		JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
	$204,000	2.50%, due 1/15/2027	193,437
	276,000	5.13%, due 2/1/2028	275,204
	1,885,000	6.50%, due 12/1/2052	1,938,292
	4,265,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	4,478,416 (e)
		Performance Food Group, Inc.
	1,095,000	5.50%, due 10/15/2027	1,085,720 (e)
	545,000	6.13%, due 9/15/2032	547,280 (e)
EUR	480,000	Picard Groupe SAS, 6.38%, due 7/1/2029	533,793 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Food – cont'd
		Post Holdings, Inc.
	$2,380,000	6.38%, due 3/1/2033	$2,354,621 (e)
	430,000	6.25%, due 10/15/2034	425,250 (e)
		U.S. Foods, Inc.
	270,000	6.88%, due 9/15/2028	277,536 (e)
	880,000	7.25%, due 1/15/2032	914,333 (e)
	635,000	5.75%, due 4/15/2033	625,336 (e)
			26,958,541
Forest Products & Paper 0.1%
EUR	875,000	Ahlstrom Holding 3 OY, 3.63%, due 2/4/2028	915,934 (l)
	$1,325,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	1,231,383 (e)
	365,000	Glatfelter Corp., 7.25%, due 11/15/2031	361,897 (e)
		Sappi Papier Holding GmbH
EUR	675,000	3.13%, due 4/15/2026	724,888 (l)
EUR	400,000	3.63%, due 3/15/2028	424,313 (l)
			3,658,415
Gas 0.1%
EUR	3,000,000	APA Infrastructure Ltd., 7.13%, due 11/9/2083	3,561,837 (l)(m)
	$200,000	Beijing Gas Singapore Capital Corp., 1.88%, due 1/18/2025	198,600 (l)
EUR	922,000	UGI International LLC, 2.50%, due 12/1/2029	920,537 (l)
			4,680,974
Healthcare - Products 0.1%
EUR	605,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	655,383 (l)
	$890,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	933,761 (e)
	1,090,000	Baxter International, Inc., (Secured Overnight Financing Rate Index + 0.44%), 5.43%, due 11/29/2024	1,090,076 (h)
		Medline Borrower LP
	635,000	3.88%, due 4/1/2029	594,024 (e)
	3,355,000	5.25%, due 10/1/2029	3,249,656 (e)
EUR	100,000	Medtronic, Inc., 4.15%, due 10/15/2053	112,527
EUR	805,000	RAY Financing LLC, 6.50%, due 7/15/2031	906,075 (l)
			7,541,502
Healthcare - Services 0.5%
	$2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,675,274
		CHS/Community Health Systems, Inc.
	495,000	5.63%, due 3/15/2027	482,755 (e)
	455,000	5.25%, due 5/15/2030	397,093 (e)
	580,000	10.88%, due 1/15/2032	621,594 (e)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,680,490
	225,000	Concentra Escrow Issuer Corp., 6.88%, due 7/15/2032	230,890 (e)
EUR	1,165,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	1,375,158 (l)
EUR	1,305,000	Eurofins Scientific SE, 6.75%, due 4/14/2028	1,493,144 (l)(m)(n)
	$765,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	752,268 (e)
		HCA, Inc.
	3,200,000	5.45%, due 4/1/2031	3,235,709
	3,100,000	5.50%, due 6/1/2033	3,113,716
		LifePoint Health, Inc.
	1,260,000	9.88%, due 8/15/2030	1,378,290 (e)
	650,000	10.00%, due 6/1/2032	693,525 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Healthcare - Services – cont'd
	$895,000	Molina Healthcare, Inc., 3.88%, due 11/15/2030	$810,412 (e)
	945,000	Roche Holdings, Inc., (Secured Overnight Financing Rate + 0.56%), 5.49%, due 3/10/2025	946,723 (e)(h)
	1,595,000	Star Parent, Inc., 9.00%, due 10/1/2030	1,658,804 (e)
	2,870,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,946,928 (e)
	788,050	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	887,541 (e)(o)
		Tenet Healthcare Corp.
	985,000	6.13%, due 6/15/2030	989,612
	1,055,000	6.75%, due 5/15/2031	1,078,524
	1,141,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 5.34%, due 7/15/2026	1,145,243 (h)
			27,593,693
Holding Companies - Diversified 0.1%
		Benteler International AG
EUR	538,000	9.38%, due 5/15/2028	604,899 (l)
	$2,350,000	10.50%, due 5/15/2028	2,429,414 (e)
EUR	1,850,000	ProGroup AG, 5.38%, due 4/15/2031	1,939,848 (l)
			4,974,161
Home Builders 0.1%
	$690,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	709,339 (e)
		KB Home
	565,000	7.25%, due 7/15/2030	585,266
	490,000	4.00%, due 6/15/2031	442,966
GBP	967,000	Maison Finco PLC, 6.00%, due 10/31/2027	1,204,292 (l)
GBP	1,090,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	1,378,404 (l)
	$1,025,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	977,829
			5,298,096
Insurance 1.2%
		Acrisure LLC/Acrisure Finance, Inc.
	1,260,000	8.25%, due 2/1/2029	1,280,510 (e)
	880,000	7.50%, due 11/6/2030	894,817 (e)
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	206,164 (e)
		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	810,000	6.75%, due 10/15/2027	806,962 (e)
	1,305,000	6.75%, due 4/15/2028	1,311,147 (e)
	515,000	7.00%, due 1/15/2031	518,467 (e)
	345,000	6.50%, due 10/1/2031	341,620 (e)
	80,000	7.38%, due 10/1/2032	79,306 (e)
		AmWINS Group, Inc.
	435,000	6.38%, due 2/15/2029	437,147 (e)
	785,000	4.88%, due 6/30/2029	738,842 (e)
		Aon North America, Inc.
	4,510,000	5.45%, due 3/1/2034	4,578,416
	7,740,000	5.75%, due 3/1/2054	7,832,820
	695,000	AssuredPartners, Inc., 7.50%, due 2/15/2032	699,903 (e)
EUR	210,000	Athene Global Funding, 0.83%, due 1/8/2027	217,163 (l)
	$510,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	520,154 (e)
	1,375,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,309,499 (e)
	3,900,000	Corebridge Financial, Inc., 5.75%, due 1/15/2034	3,992,492
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Insurance – cont'd
	$671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 6.15%, due 9/25/2026	$678,307 (e)(h)
	4,185,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	4,342,326 (e)(m)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
	300,000	7.25%, due 2/15/2031	305,382 (e)
	455,000	8.13%, due 2/15/2032	460,318 (e)
HUB International Ltd.
	4,110,000	7.25%, due 6/15/2030	4,247,369 (e)
	540,000	7.38%, due 1/31/2032	550,855 (e)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,175,119 (e)(m)
	210,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.54%, due 11/8/2027	211,071 (h)(j)
Metropolitan Life Global Funding I
	2,500,000	0.95%, due 7/2/2025	2,440,257 (e)
	3,575,000	5.00%, due 1/6/2026	3,590,035 (e)
New York Life Global Funding
	4,885,000	0.85%, due 1/15/2026	4,671,616 (e)
	410,000	(Secured Overnight Financing Rate + 0.58%), 5.57%, due 8/28/2026	410,887 (e)(h)
	2,165,000	Northwestern Mutual Global Funding, 0.80%, due 1/14/2026	2,070,245 (e)
	1,015,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,039,239 (e)
	5,860,000	Principal Life Global Funding II, 1.50%, due 11/17/2026	5,517,788 (e)
Protective Life Global Funding
	290,000	(Secured Overnight Financing Rate + 1.05%), 5.96%, due 12/11/2024	290,293 (e)(h)
	516,000	(Secured Overnight Financing Rate + 0.98%), 5.83%, due 3/28/2025	517,526 (e)(h)
Prudential Financial, Inc.
	1,550,000	5.13%, due 3/1/2052	1,497,863 (m)
	2,340,000	6.50%, due 3/15/2054	2,440,847 (m)
	550,000	Ryan Specialty LLC, 5.88%, due 8/1/2032	548,163 (e)
63,770,935
Internet 0.3%
GBP	485,000	Ocado Group PLC, 10.50%, due 8/8/2029	625,305 (l)
Rakuten Group, Inc.
EUR	790,000	4.25%, due 4/22/2027	756,418 (l)(m)(n)
	$1,250,000	9.75%, due 4/15/2029	1,351,875 (e)
	10,265,000	Uber Technologies, Inc., 5.35%, due 9/15/2054	9,789,492
United Group BV
EUR	665,000	4.63%, due 8/15/2028	709,658 (l)
EUR	1,483,000	6.75%, due 2/15/2031	1,637,330 (l)
	$1,070,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	979,117 (e)
15,849,195
Investment Companies 0.0%(d)
	255,000	CNCBINV 1 BVI Ltd., 1.75%, due 11/17/2024	254,671 (l)
	200,000	Grupo de Inversiones Suramericana SA, 5.50%, due 4/29/2026	198,386 (l)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	199,773 (l)
652,830
Iron - Steel 0.2%
Cleveland-Cliffs, Inc.
	315,000	6.88%, due 11/1/2029	316,222 (e)
	1,345,000	7.00%, due 3/15/2032	1,346,520 (e)
	425,000	7.38%, due 5/1/2033	428,145 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Iron - Steel – cont'd
CSN Inova Ventures
	$200,000	6.75%, due 1/28/2028	$191,123 (l)
	2,885,000	6.75%, due 1/28/2028	2,756,954 (e)
Metinvest BV
	240,000	7.65%, due 10/1/2027	159,240 (e)
	1,990,000	7.75%, due 10/17/2029	1,269,869 (e)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,067,325 (l)
	200,000	POSCO, 4.38%, due 8/4/2025	199,196 (e)
	1,960,000	Vale Overseas Ltd., 6.40%, due 6/28/2054	1,968,916
9,703,510
Leisure Time 0.2%
	1,045,000	Carnival Corp., 6.00%, due 5/1/2029	1,046,709 (e)
GBP	943,000	Deuce Finco PLC, 5.50%, due 6/15/2027	1,191,633 (l)
NCL Corp. Ltd.
	$530,000	5.88%, due 3/15/2026	529,420 (e)
	793,000	5.88%, due 2/15/2027	792,178 (e)
GBP	800,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	1,099,935 (l)
	$1,045,000	Royal Caribbean Cruises Ltd., 5.63%, due 9/30/2031	1,040,731 (e)
	1,670,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	1,803,562 (e)
	1,090,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	1,074,925 (e)
8,579,093
Lodging 0.2%
EUR	900,000	Accor SA, 4.88%, due 6/6/2030	991,457 (l)(m)(n)
	$2,675,000	Las Vegas Sands Corp., 6.20%, due 8/15/2034	2,726,490
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,913,237 (e)
	825,000	MGM Resorts International, 6.13%, due 9/15/2029	822,083
EUR	935,000	Motel One GmbH, 7.75%, due 4/2/2031	1,079,107 (l)
GBP	748,000	TVL Finance PLC, 10.25%, due 4/28/2028	1,003,331 (l)
	$1,430,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,361,032 (e)
Wynn Macau Ltd.
	1,205,000	5.50%, due 1/15/2026	1,191,130 (e)
	200,000	5.50%, due 1/15/2026	197,698 (l)
11,285,565
Machinery - Construction & Mining 0.0%(d)
	1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 5.59%, due 5/14/2027	1,502,504 (h)
	680,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	690,472 (e)
2,192,976
Machinery - Diversified 0.2%
Chart Industries, Inc.
	1,005,000	7.50%, due 1/1/2030	1,045,281 (e)
	820,000	9.50%, due 1/1/2031	881,531 (e)
John Deere Capital Corp.
	138,000	(Secured Overnight Financing Rate + 0.56%), 5.53%, due 3/7/2025	138,213 (h)
	750,000	(Secured Overnight Financing Rate + 0.44%), 5.42%, due 3/6/2026	750,802 (h)
	150,000	(Secured Overnight Financing Rate + 0.60%), 5.51%, due 6/11/2027	150,369 (h)
	1,110,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,153,915 (e)
	955,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	959,309 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Machinery - Diversified – cont'd
EUR	6,226,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	$6,716,795 (l)
11,796,215
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
	$955,000	5.38%, due 6/1/2029	911,596 (e)
	980,000	6.38%, due 9/1/2029	970,321 (e)
	1,395,000	4.75%, due 3/1/2030	1,268,989 (e)
	1,130,000	4.50%, due 8/15/2030	1,009,247 (e)
	835,000	4.25%, due 2/1/2031	724,602 (e)
	1,490,000	4.50%, due 5/1/2032	1,267,673
	335,000	4.50%, due 6/1/2033	278,584 (e)
	830,000	4.25%, due 1/15/2034	663,095 (e)
Charter Communications Operating LLC/Charter Communications Operating Capital
	9,020,000	4.80%, due 3/1/2050	6,767,526
	5,320,000	3.90%, due 6/1/2052	3,420,360
CSC Holdings LLC
	350,000	5.50%, due 4/15/2027	311,509 (e)
	275,000	5.38%, due 2/1/2028	235,359 (e)
	205,000	7.50%, due 4/1/2028	134,634 (e)
	310,000	11.25%, due 5/15/2028	302,256 (e)
	900,000	11.75%, due 1/31/2029	877,986 (e)
	240,000	6.50%, due 2/1/2029	202,874 (e)
	295,000	5.75%, due 1/15/2030	155,393 (e)
	620,000	4.13%, due 12/1/2030	457,642 (e)
	455,000	4.63%, due 12/1/2030	228,811 (e)
	215,000	5.00%, due 11/15/2031	105,080 (e)
	745,000	DISH DBS Corp., 5.13%, due 6/1/2029	495,595
Fox Corp.
	485,000	3.05%, due 4/7/2025	481,230
	3,420,000	6.50%, due 10/13/2033	3,641,630
McGraw-Hill Education, Inc.
	770,000	5.75%, due 8/1/2028	754,634 (e)
	1,160,000	8.00%, due 8/1/2029	1,167,630 (e)
	275,000	7.38%, due 9/1/2031	281,677 (e)
	630,000	Midcontinent Communications, 8.00%, due 8/15/2032	641,237 (e)
EUR	2,725,000	UPCB Finance VII Ltd., 3.63%, due 6/15/2029	2,895,321 (l)
	$1,045,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	988,295 (e)
GBP	2,009,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,415,647 (l)
EUR	3,951,000	Ziggo Bond Co. BV, 3.38%, due 2/28/2030	3,839,918 (l)
37,896,351
Metal Fabricate - Hardware 0.0%(d)
EUR	246,000	Timken Co., 4.13%, due 5/23/2034	267,178
Mining 0.2%
Arsenal AIC Parent LLC
	$250,000	8.00%, due 10/1/2030	262,779 (e)
	935,000	11.50%, due 10/1/2031	1,040,411 (e)
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	191,431 (l)
EUR	645,000	Constellium SE, 5.38%, due 8/15/2032	695,870 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Mining – cont'd
Corp. Nacional del Cobre de Chile
	$2,890,000	3.15%, due 1/14/2030	$2,591,218 (e)
	350,000	6.44%, due 1/26/2036	364,242 (e)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	194,000 (e)
FMG Resources August 2006 Pty. Ltd.
	840,000	4.50%, due 9/15/2027	817,740 (e)
	2,075,000	6.13%, due 4/15/2032	2,081,850 (e)
Hudbay Minerals, Inc.
	1,220,000	4.50%, due 4/1/2026	1,204,767 (e)
	785,000	6.13%, due 4/1/2029	790,674 (e)
	1,855,000	Kaiser Aluminum Corp., 4.63%, due 3/1/2028	1,767,345 (e)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	201,716 (e)
12,204,043
Miscellaneous Manufacturer 0.1%
	535,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	540,911 (e)(o)
	440,000	Calderys Financing LLC, 11.25%, due 6/1/2028	469,909 (e)
EUR	985,000	Ctec II GmbH, 5.25%, due 2/15/2030	988,119 (l)
Hillenbrand, Inc.
	$830,000	6.25%, due 2/15/2029	833,132
	335,000	3.75%, due 3/1/2031	293,137
3,125,208
Multi-National 0.0%(d)
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	190,088 (l)
	200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	195,259 (l)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	200,406 (e)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	272,391
	94,000	6.00%, due 4/26/2027	97,033
	26,000	5.00%, due 1/24/2029	26,317
EUR	200,000	Dexia SA, 0.63%, due 1/17/2026	212,417 (l)
EUR	275,000	European Investment Bank, 2.88%, due 10/15/2031	303,094 (l)
1,497,005
Oil & Gas 1.3%
	$3,050,000	3R Lux SARL, 9.75%, due 2/5/2031	3,155,777 (e)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	770,000	8.25%, due 12/31/2028	785,678 (e)
	1,830,000	5.88%, due 6/30/2029	1,767,854 (e)
	265,000	6.63%, due 10/15/2032	262,488 (e)
	282,961	Borr IHC Ltd./Borr Finance LLC, 10.38%, due 11/15/2030	292,016 (e)
EUR	4,000,000	BP Capital Markets PLC, 3.25%, due 3/22/2026	4,314,886 (l)(m)(n)
Civitas Resources, Inc.
	$270,000	8.38%, due 7/1/2028	279,037 (e)
	670,000	8.63%, due 11/1/2030	703,880 (e)
	1,842,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	1,764,024 (e)
	400,000	Cosan Luxembourg SA, 7.25%, due 6/27/2031	408,030 (e)
	595,000	Crescent Energy Finance LLC, 7.38%, due 1/15/2033	577,132 (e)
	7,555,000	Devon Energy Corp., 5.75%, due 9/15/2054	7,030,719
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
		Diamondback Energy, Inc.
	$3,820,000	6.25%, due 3/15/2053	$3,947,362
	3,015,000	5.75%, due 4/18/2054	2,928,557
		Ecopetrol SA
	200,000	8.63%, due 1/19/2029	212,297
	2,655,000	4.63%, due 11/2/2031	2,189,177
	1,300,000	8.88%, due 1/13/2033	1,335,606
	1,215,000	5.88%, due 5/28/2045	855,060
		Geopark Ltd.
	200,000	5.50%, due 1/17/2027	188,543 (l)
	3,515,000	5.50%, due 1/17/2027	3,313,638 (e)
	2,270,000	Gran Tierra Energy, Inc., 9.50%, due 10/15/2029	2,091,807 (e)
		Hilcorp Energy I LP/Hilcorp Finance Co.
	740,000	8.38%, due 11/1/2033	773,682 (e)
	1,755,000	6.88%, due 5/15/2034	1,679,916 (e)
		KazMunayGas National Co. JSC
	2,680,000	5.75%, due 4/19/2047	2,364,516 (e)
	1,000,000	6.38%, due 10/24/2048	945,254 (l)
	2,680,000	6.38%, due 10/24/2048	2,533,281 (e)
	220,000	Korea National Oil Corp., 1.75%, due 4/18/2025	216,652 (e)
	106,000	Leviathan Bond Ltd., 6.13%, due 6/30/2025	104,564 (l)
	817,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	813,079 (e)
	200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	199,500 (e)(j)
	970,000	Noble Finance II LLC, 8.00%, due 4/15/2030	983,233 (e)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	823,282 (e)
		Petrobras Global Finance BV
	200,000	6.00%, due 1/27/2028	202,670
	1,675,000	6.50%, due 7/3/2033	1,707,379
	1,140,000	6.00%, due 1/13/2035	1,106,102
		Petroleos Mexicanos
	14,000	6.49%, due 1/23/2027	13,798
	287,000	6.50%, due 3/13/2027	281,631
EUR	915,000	4.75%, due 2/26/2029	921,104 (l)
	$465,000	6.70%, due 2/16/2032	413,498
	2,515,000	6.75%, due 9/21/2047	1,800,640
	1,875,000	6.35%, due 2/12/2048	1,280,970
	4,480,000	7.69%, due 1/23/2050	3,476,162
	600,000	QatarEnergy, 1.38%, due 9/12/2026	564,625 (l)
	1,515,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	1,534,578 (e)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	221,154 (e)
	1,625,000	Saudi Arabian Oil Co., 5.75%, due 7/17/2054	1,567,722 (e)
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	199,227 (l)
		SierraCol Energy Andina LLC
	1,426,000	6.00%, due 6/15/2028	1,296,438 (e)
	200,000	6.00%, due 6/15/2028	181,764 (l)
		Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	196,890 (e)
	200,000	1.45%, due 1/8/2026	192,567 (e)
	214,000	Tengizchevroil Finance Co. International Ltd., 2.63%, due 8/15/2025	208,434 (e)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	209,558 (e)
	172,000	Tullow Oil PLC, 10.25%, due 5/15/2026	157,319 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
EUR	1,100,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	$1,104,090 (l)(m)(n)
	$392,000	YPF SA, 9.50%, due 1/17/2031	413,512 (e)
			69,092,359
Oil & Gas Services 0.1%
	875,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	878,956 (e)
	1,115,000	Star Holding LLC, 8.75%, due 8/1/2031	1,060,376 (e)
	830,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	845,349 (e)
			2,784,681
Packaging & Containers 0.2%
EUR	800,000	Fiber Bidco SpA, 6.13%, due 6/15/2031	870,007 (l)
EUR	600,000	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	675,819 (l)(o)
EUR	1,020,000	Guala Closures SpA, 3.25%, due 6/15/2028	1,044,017 (l)
	$3,090,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	3,160,038 (e)
	3,045,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,863,810 (e)
	150,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	143,256 (e)
	1,405,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,541,626 (e)
	1,275,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	1,271,191 (e)
			11,569,764
Pharmaceuticals 0.3%
EUR	1,500,000	Bayer AG, 5.38%, due 3/25/2082	1,616,967 (l)(m)
	$1,165,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 5.54%, due 2/20/2026	1,166,906 (h)
EUR	826,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	887,462 (l)
		Grifols SA
EUR	175,940	1.63%, due 2/15/2025	189,226 (l)
EUR	1,005,000	2.25%, due 11/15/2027	1,038,529 (l)
EUR	1,325,000	3.88%, due 10/15/2028	1,309,035 (l)
EUR	1,320,000	7.50%, due 5/1/2030	1,500,187 (l)
		Gruenenthal GmbH
EUR	825,000	3.63%, due 11/15/2026	893,418 (l)
EUR	125,000	4.13%, due 5/15/2028	135,605 (l)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	108,763
EUR	800,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	911,584 (l)
EUR	628,887	Nidda Healthcare Holding GmbH, 7.50%, due 8/21/2026	706,060 (l)
EUR	865,000	Rossini SARL, 6.75%, due 12/31/2029	988,839 (l)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	969,594 (l)
EUR	3,161,000	4.38%, due 5/9/2030	3,422,767
			15,844,942
Pipelines 0.7%
	$2,350,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	2,376,104 (e)
	2,610,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	2,483,668 (e)
		DT Midstream, Inc.
	420,000	4.13%, due 6/15/2029	394,404 (e)
	575,000	4.38%, due 6/15/2031	528,952 (e)
	2,265,000	Eastern Energy Gas Holdings LLC, 5.65%, due 10/15/2054	2,213,257
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
	$3,200,000	Enbridge, Inc., 8.25%, due 1/15/2084	$3,380,250 (m)
	6,915,000	Energy Transfer LP, 5.95%, due 5/15/2054	6,811,289
	835,000	Enterprise Products Operating LLC, 3.75%, due 2/15/2025	832,036
	855,000	EQM Midstream Partners LP, 7.50%, due 6/1/2030	919,478 (e)
		Genesis Energy LP/Genesis Energy Finance Corp.
	1,150,000	7.75%, due 2/1/2028	1,161,602
	1,000	7.88%, due 5/15/2032	999
	1,290,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	1,304,958 (e)
	875,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	892,700 (e)
	865,000	ITT Holdings LLC, 6.50%, due 8/1/2029	799,340 (e)
	3,740,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	3,540,877
		Kinetik Holdings LP
	1,115,000	6.63%, due 12/15/2028	1,138,804 (e)
	815,000	5.88%, due 6/15/2030	808,726 (e)
	535,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	495,583 (e)
	405,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	415,628 (e)
	600,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	611,514 (l)
	812,000	Spectra Energy Partners LP, 3.50%, due 3/15/2025	806,979
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	1,180,000	5.50%, due 1/15/2028	1,133,243 (e)
	1,290,000	6.00%, due 12/31/2030	1,210,684 (e)
	170,000	6.00%, due 9/1/2031	157,693 (e)
		Venture Global LNG, Inc.
	610,000	7.00%, due 1/15/2030	613,765 (e)
	1,170,000	8.38%, due 6/1/2031	1,215,262 (e)
	580,000	9.88%, due 2/1/2032	633,086 (e)
			36,880,881
Real Estate 0.3%
EUR	200,000	Aroundtown SA, 0.38%, due 4/15/2027	200,377 (l)
		Balder Finland OYJ
EUR	615,000	1.38%, due 5/24/2030	573,774 (l)
EUR	100,000	2.00%, due 1/18/2031	95,160 (l)
EUR	1,600,000	Castellum AB, 3.13%, due 12/2/2026	1,671,045 (l)(m)(n)
EUR	100,000	Citycon Treasury BV, 6.50%, due 3/8/2029	113,538 (l)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	122,696 (l)(p)
		CPI Property Group SA
EUR	575,000	4.88%, due 7/16/2025	562,911 (l)(m)(n)
EUR	200,000	4.88%, due 8/18/2026	193,620 (l)(m)(n)
GBP	320,000	2.75%, due 1/22/2028	372,930 (l)(q)
EUR	2,035,000	7.00%, due 5/7/2029	2,353,377 (l)
EUR	1,285,000	1.75%, due 1/14/2030	1,174,109 (l)
EUR	460,000	1.50%, due 1/27/2031	394,277 (l)
	$755,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	759,084 (e)
EUR	1,864,000	Fastighets AB Balder, 2.87%, due 6/2/2081	1,963,089 (l)(m)
EUR	100,000	Grand City Properties SA, 1.50%, due 3/9/2026	96,089 (l)(m)(n)
		Heimstaden Bostad AB
EUR	300,000	3.38%, due 1/15/2026	307,659 (l)(m)(n)
EUR	1,200,000	3.00%, due 10/29/2027	1,139,527 (l)(m)(n)
EUR	1,600,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	1,464,137 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Real Estate – cont'd
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	$169,770 (l)
			13,727,169
Real Estate Investment Trusts 0.3%
EUR	590,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	695,471 (l)
	$565,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	532,509 (e)
		Iron Mountain, Inc.
	545,000	5.25%, due 3/15/2028	534,874 (e)
	570,000	5.63%, due 7/15/2032	552,956 (e)
	1,490,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	1,474,489 (e)
	700,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	699,074 (e)
		RHP Hotel Properties LP/RHP Finance Corp.
	625,000	4.75%, due 10/15/2027	611,789
	455,000	4.50%, due 2/15/2029	435,635 (e)
	395,000	6.50%, due 4/1/2032	399,687 (e)
		RLJ Lodging Trust LP
	1,110,000	3.75%, due 7/1/2026	1,075,074 (e)
	845,000	4.00%, due 9/15/2029	761,579 (e)
		Service Properties Trust
	320,000	5.25%, due 2/15/2026	310,368
	490,000	4.75%, due 10/1/2026	463,063
	425,000	8.63%, due 11/15/2031	449,150 (e)
	124,000	Simon Property Group LP, 3.50%, due 9/1/2025	122,792
	605,000	Starwood Property Trust, Inc., 7.25%, due 4/1/2029	619,092 (e)
	200,000	Trust Fibra Uno, 5.25%, due 1/30/2026	199,362 (e)
EUR	2,500,000	Unibail-Rodamco-Westfield SE, 7.25%, due 7/3/2028	2,952,371 (l)(m)(n)
	$835,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	889,416 (e)
	890,000	XHR LP, 4.88%, due 6/1/2029	835,401 (e)
			14,614,152
Retail 0.5%
	910,000	1011778 BC ULC/New Red Finance, Inc., 4.38%, due 1/15/2028	875,206 (e)
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	217,893 (e)
	830,000	Asbury Automotive Group, Inc., 5.00%, due 2/15/2032	764,602 (e)
GBP	1,780,000	B&M European Value Retail SA, 8.13%, due 11/15/2030	2,464,679 (l)
		Bath & Body Works, Inc.
	$2,120,000	6.63%, due 10/1/2030	2,122,743 (e)
	660,000	6.75%, due 7/1/2036	663,557
		Bertrand Franchise Finance SAS
EUR	810,000	6.50%, due 7/18/2030	915,098 (l)
EUR	535,000	(3 mo. EUR EURIBOR + 3.75%), 6.96%, due 7/18/2030	584,434 (h)(l)
		Carvana Co.
	$406,600	9.00% Cash/12.00% PIK, due 12/1/2028	430,045 (e)(o)
	235,000	11.00% Cash/13.00% PIK, due 6/1/2030	256,209 (e)(o)
	625,950	9.00% Cash/14.00% PIK, due 6/1/2031	746,275 (e)(o)
EUR	1,285,000	Ceconomy AG, 6.25%, due 7/15/2029	1,427,944 (l)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	199,588 (e)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	207,482 (e)
	1,705,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,782,427 (e)
EUR	1,703,000	Dufry One BV, 3.38%, due 4/15/2028	1,824,324 (l)
EUR	1,470,000	Eroski S Coop, 10.63%, due 4/30/2029	1,721,740 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
EUR	1,065,000	Fnac Darty SA, 6.00%, due 4/1/2029	$1,211,222 (l)
EUR	420,000	Food Service Project SA, 5.50%, due 1/21/2027	458,271 (l)
EUR	920,000	Goldstory SAS, 6.75%, due 2/1/2030	1,030,584 (l)
	$830,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	833,721 (e)
	1,180,000	Home Depot, Inc., (Secured Overnight Financing Rate + 0.33%), 5.20%, due 12/24/2025	1,180,141 (h)
	775,000	Lowe's Cos., Inc., 4.00%, due 4/15/2025	772,107
		Macy's Retail Holdings LLC
	420,000	5.88%, due 3/15/2030	406,203 (e)
	725,000	4.50%, due 12/15/2034	605,517
	480,000	5.13%, due 1/15/2042	369,302
EUR	100,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	85,184 (l)
		PetSmart, Inc./PetSmart Finance Corp.
	$840,000	4.75%, due 2/15/2028	798,536 (e)
	535,000	7.75%, due 2/15/2029	519,266 (e)
EUR	1,280,000	PEU Fin PLC, 7.25%, due 7/1/2028	1,465,435 (l)
EUR	1,245,000	Walgreens Boots Alliance, Inc., 2.13%, due 11/20/2026	1,279,473
	$580,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	580,473 (e)(o)
			28,799,681
Savings & Loans 0.1%
	5,455,000	Nationwide Building Society, 4.13%, due 10/18/2032	5,233,051 (e)(m)
Semiconductors 0.8%
EUR	655,000	BE Semiconductor Industries NV, 4.50%, due 7/15/2031	730,382 (l)
	$17,020,000	Broadcom, Inc., 3.14%, due 11/15/2035	13,984,636 (e)
	7,720,000	Foundry JV Holdco LLC, 6.25%, due 1/25/2035	7,895,155 (e)
		Intel Corp.
	1,485,000	3.25%, due 11/15/2049	948,187
	2,960,000	4.75%, due 3/25/2050	2,422,228
	2,220,000	4.90%, due 8/5/2052	1,843,162
	1,845,000	5.70%, due 2/10/2053	1,724,286
	3,835,000	5.60%, due 2/21/2054	3,547,105
	7,731,000	Marvell Technology, Inc., 5.95%, due 9/15/2033	8,091,915
		SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	202,428 (e)
	200,000	6.38%, due 1/17/2028	207,404 (e)
			41,596,888
Software 0.2%
	2,425,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,293,486 (e)
		Cloud Software Group, Inc.
	1,370,000	6.50%, due 3/31/2029	1,337,892 (e)
	395,000	9.00%, due 9/30/2029	394,964 (e)
	685,000	8.25%, due 6/30/2032	704,076 (e)
	3,000,000	Oracle Corp., 3.95%, due 3/25/2051	2,287,204
	2,400,000	UKG, Inc., 6.88%, due 2/1/2031	2,458,827 (e)
			9,476,449
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Telecommunications 1.8%
		Altice France SA
EUR	100,000	3.38%, due 1/15/2028	$83,062 (l)
	$1,395,000	5.50%, due 1/15/2028	1,082,522 (e)
EUR	910,000	4.13%, due 1/15/2029	749,662 (l)
	$20,925,000	AT&T, Inc., 3.50%, due 9/15/2053	14,583,125
GBP	5,198,000	British Telecommunications PLC, 8.38%, due 12/20/2083	7,203,917 (l)(m)
	$445,000	C&W Senior Finance Ltd., 6.88%, due 9/15/2027	440,587 (e)
	1,010,000	Consolidated Communications, Inc., 6.50%, due 10/1/2028	958,345 (e)
		Frontier Communications Holdings LLC
	810,000	5.00%, due 5/1/2028	796,275 (e)
	625,000	5.88%, due 11/1/2029	610,664
	495,000	8.75%, due 5/15/2030	524,019 (e)
		Iliad Holding SASU
EUR	3,210,000	5.63%, due 10/15/2028	3,549,896 (l)
	$720,000	7.00%, due 10/15/2028	729,303 (e)
	655,000	8.50%, due 4/15/2031	697,753 (e)
EUR	505,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	585,019 (l)(m)(n)
		Level 3 Financing, Inc.
	$60,000	10.50%, due 4/15/2029	66,801 (e)
	620,000	4.88%, due 6/15/2029	530,100 (e)
	225,000	3.75%, due 7/15/2029	164,466 (e)
	420,189	11.00%, due 11/15/2029	474,146 (e)
	565,000	10.50%, due 5/15/2030	617,969 (e)
EUR	3,710,000	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	4,029,329 (l)
	$370,000	Lumen Technologies, Inc., 4.13%, due 4/15/2029	323,750 (e)
	180,000	Millicom International Cellular SA, 6.25%, due 3/25/2029	178,893 (l)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	852,370 (l)
		Optics Bidco SpA
EUR	897,000	6.88%, due 2/15/2028	1,062,189 (l)
EUR	1,622,000	7.88%, due 7/31/2028	1,992,515 (l)
	$830,000	6.00%, due 9/30/2034	809,078 (e)
	2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,183,112 (e)
EUR	800,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	895,543 (l)
	$2,867,000	Rogers Communications, Inc., 3.80%, due 3/15/2032	2,613,301
		Telecom Italia SpA
EUR	348,000	6.88%, due 2/15/2028	411,594 (l)
EUR	813,000	7.88%, due 7/31/2028	997,311 (l)
		Telefonica Europe BV
EUR	1,500,000	7.13%, due 8/23/2028	1,795,313 (l)(m)(n)
EUR	1,500,000	6.75%, due 6/7/2031	1,820,079 (l)(m)(n)
EUR	500,000	2.88%, due 6/24/2027	529,256 (l)(m)(n)
		T-Mobile USA, Inc.
	$580,000	3.50%, due 4/15/2025	576,170
	4,505,000	4.50%, due 4/15/2050	3,825,333
	8,955,000	3.40%, due 10/15/2052	6,223,883
		Verizon Communications, Inc.
	145,000	3.50%, due 11/1/2024	145,000
	1,235,000	(Secured Overnight Financing Rate Index + 0.79%), 5.65%, due 3/20/2026	1,240,663 (h)
EUR	200,000	3.75%, due 2/28/2036	219,178
	$2,785,000	5.50%, due 2/23/2054	2,770,425
	6,315,000	2.99%, due 10/30/2056	3,906,833
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
	$250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	$226,587 (l)
EUR	535,000	Vmed O2 U.K. Financing I PLC, 5.63%, due 4/15/2032	581,871 (l)
		Vodafone Group PLC
	$9,495,000	4.88%, due 6/19/2049	8,380,866
	3,715,000	5.75%, due 6/28/2054	3,682,685
GBP	767,000	4.88%, due 10/3/2078	982,068 (l)(m)
EUR	4,300,000	6.50%, due 8/30/2084	5,102,821 (l)(m)
	$450,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	455,626 (e)
		Zayo Group Holdings, Inc.
	805,000	4.00%, due 3/1/2027	716,457 (e)
	565,000	6.13%, due 3/1/2028	485,009 (e)
			94,462,739
Transportation 0.1%
		Mobico Group PLC
GBP	762,000	4.25%, due 11/26/2025	899,024 (l)(m)(n)
EUR	100,000	4.88%, due 9/26/2031	105,934 (l)
	$484,805	MV24 Capital BV, 6.75%, due 6/1/2034	470,524 (e)
	2,300,000	XPO, Inc., 7.13%, due 2/1/2032	2,389,321 (e)
			3,864,803
Trucking & Leasing 0.0%(d)
	2,205,000	Fortress Transportation & Infrastructure Investors LLC, 7.00%, due 6/15/2032	2,262,337 (e)
Water 0.1%
		Veolia Environnement SA
EUR	1,000,000	2.25%, due 1/20/2026	1,064,472 (l)(m)(n)
EUR	3,000,000	5.99%, due 11/22/2028	3,478,379 (l)(m)(n)
			4,542,851
Total Corporate Bonds (Cost $1,404,828,509)			1,398,831,382
Loan Assignments(h) 0.0%(d)
Utilities 0.0%(d)
	$671,412	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.12%, due 11/16/2026 (Cost $671,412)	667,457
Foreign Government Securities 4.1%
	224,000	Abu Dhabi Government International Bonds, 4.88%, due 4/30/2029	226,478 (l)
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	202,790 (l)
	200,000	8.25%, due 5/9/2028	190,928 (l)
	1,110,000	8.00%, due 11/26/2029	1,015,250 (e)
	760,000	8.75%, due 4/14/2032	687,800 (e)
	4,560,000	9.38%, due 5/8/2048	3,886,762 (e)
	1,750,000	9.13%, due 11/26/2049	1,460,594 (e)
		Argentine Republic Government International Bonds
	175,982	1.00%, due 7/9/2029	126,297
	351,302	0.75%, due 7/9/2030	236,367 (q)
	2,400,000	4.13%, due 7/9/2035	1,324,583 (q)
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	4,723,750
EUR	8,000,000	7.14%, due 2/15/2033	9,587,166 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	$4,501,943 (l)
EUR	90,000	3.46%, due 4/30/2034	99,947 (l)
	$200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	189,360 (l)
		Bank Gospodarstwa Krajowego
EUR	100,000	3.88%, due 3/13/2035	108,340 (l)
EUR	123,000	4.38%, due 3/13/2039	135,953 (l)
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	484,000 (l)
CLP	145,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 9/1/2030	143,472 (l)
EUR	100,000	Bpifrance SACA, 3.38%, due 5/25/2034	109,896 (l)
		Brazil Government International Bonds
	$2,000,000	6.13%, due 1/22/2032	2,014,767
	1,250,000	6.00%, due 10/20/2033	1,239,969
	3,520,000	6.13%, due 3/15/2034	3,478,332
	800,000	7.13%, due 5/13/2054	798,147
		Brazil Notas do Tesouro Nacional
BRL	9,105,000	10.00%, due 1/1/2029	1,437,131
BRL	6,760,000	10.00%, due 1/1/2031	1,034,769
BRL	2,000,000	10.00%, due 1/1/2033	299,774
BRL	55,020,000	10.00%, due 1/1/2035	8,123,709
		Bulgaria Government International Bonds
EUR	60,000	3.63%, due 9/5/2032	66,586 (l)
EUR	113,000	4.88%, due 5/13/2036	134,904 (l)
		Bundesobligation
EUR	380,000	2.40%, due 10/19/2028	416,479 (l)
EUR	262,000	2.10%, due 4/12/2029	283,349 (l)
		Bundesrepublik Deutschland Bundesanleihe
EUR	177,000	0.50%, due 2/15/2028	182,720 (l)
EUR	121,000	0.00%, due 2/15/2030	117,348 (l)
EUR	40,566	0.00%, due 8/15/2031	38,009 (l)
EUR	761,218	0.00%, due 8/15/2031	713,181 (l)
EUR	295,000	0.00%, due 2/15/2032	272,689 (l)
EUR	85,000	4.75%, due 7/4/2034	111,144 (l)
EUR	136,900	2.50%, due 8/15/2046	146,136 (l)
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	108,492
	$750,000	4.50%, due 3/15/2029	694,886
	930,000	3.00%, due 1/30/2030	772,393
	1,500,000	3.25%, due 4/22/2032	1,156,932
	400,000	7.50%, due 2/2/2034	395,672
		Colombian TES
COP	10,451,500,000	7.00%, due 6/30/2032	1,925,200
COP	12,964,500,000	7.25%, due 10/18/2034	2,286,793
	$1,625,000	Costa Rica Government International Bonds, 7.16%, due 3/12/2045	1,693,250 (l)
EUR	120,000	Denmark Government International Bonds, 2.25%, due 10/2/2026	130,152 (l)
		Dominican Republic International Bonds
	$350,000	8.63%, due 4/20/2027	361,479 (l)
	1,395,000	7.05%, due 2/3/2031	1,456,000 (e)
	4,380,000	6.85%, due 1/27/2045	4,449,974 (e)
		Ecuador Government International Bonds
	1,020,000	6.90%, due 7/31/2030	700,282 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$1,400,000	5.50%, due 7/31/2035	$772,458 (e)(q)
		Egypt Government International Bonds
EUR	100,000	4.75%, due 4/16/2026	105,594 (l)
	$300,000	7.60%, due 3/1/2029	287,760 (l)
	3,765,000	8.50%, due 1/31/2047	2,983,582 (e)
		El Salvador Government International Bonds
	65,000	6.38%, due 1/18/2027	62,710 (l)
	251,000	8.63%, due 2/28/2029	246,460 (l)
	160,000	0.25%, due 4/17/2030	4,039 (e)(p)
	160,000	9.25%, due 4/17/2030	158,400 (e)
	345,000	9.50%, due 7/15/2052	327,459 (e)
		European Union
EUR	434,000	0.00%, due 7/6/2026	453,384 (l)
EUR	230,000	2.00%, due 10/4/2027	246,949 (l)
EUR	161,000	2.88%, due 12/6/2027	176,920 (l)
EUR	100,000	1.63%, due 12/4/2029	103,383 (l)
EUR	180,000	2.50%, due 12/4/2031	192,071 (l)
EUR	104,000	3.25%, due 7/4/2034	115,754 (l)
EUR	26,000	3.00%, due 12/4/2034	28,298 (l)
EUR	60,000	3.38%, due 10/4/2039	66,232 (l)
EUR	69,000	4.00%, due 4/4/2044	81,888 (l)
EUR	54,000	3.25%, due 2/4/2050	57,810 (l)
		French Republic Government Bonds OAT
EUR	174,000	0.50%, due 5/25/2025	186,892 (l)
EUR	475,000	0.00%, due 2/25/2026	500,669 (l)
EUR	115,513	1.00%, due 5/25/2027	120,983 (l)
EUR	85,300	0.75%, due 2/25/2028	87,394 (l)
EUR	127,000	0.75%, due 5/25/2028	129,468 (l)
EUR	268,804	1.50%, due 5/25/2031	269,347 (l)
EUR	143,000	0.00%, due 11/25/2031	127,290 (l)
EUR	366,503	2.00%, due 11/25/2032	371,139 (l)
EUR	447,142	1.25%, due 5/25/2038	377,190 (l)
EUR	50,000	1.50%, due 5/25/2050	35,946 (l)
EUR	47,300	1.75%, due 5/25/2066	32,206 (l)
		Ghana Government International Bonds
	$6,400	0.00%, due 7/3/2026	5,936 (e)
	48,400	5.00%, due 7/3/2029	41,503 (e)(q)
	10,227	0.00%, due 1/3/2030	7,740 (e)
	69,600	5.00%, due 7/3/2035	48,389 (e)(q)
		Guatemala Government Bonds
	200,000	5.25%, due 8/10/2029	193,600 (l)
	3,095,000	3.70%, due 10/7/2033	2,551,827 (e)
	890,000	6.55%, due 2/6/2037	896,586 (e)
		Hellenic Republic Government Bonds
EUR	150,000	3.38%, due 6/15/2034	164,065 (l)
EUR	346,000	4.38%, due 7/18/2038	403,928 (l)
		Hungary Government Bonds
HUF	2,030,740,000	3.25%, due 10/22/2031	4,387,945
HUF	905,720,000	2.25%, due 6/22/2034	1,640,333
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,729,160 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Indonesia Treasury Bonds
IDR	26,460,000,000	7.00%, due 9/15/2030	$1,702,780
IDR	23,174,000,000	7.00%, due 2/15/2033	1,488,593
IDR	72,989,000,000	6.63%, due 2/15/2034	4,577,654
EUR	50,000	Ireland Government Bonds, 3.00%, due 10/18/2043	55,145 (l)
		Italy Buoni Poliennali Del Tesoro
EUR	733,000	1.45%, due 11/15/2024	796,894 (l)
EUR	473,000	3.40%, due 3/28/2025	515,073 (l)
EUR	224,000	1.85%, due 7/1/2025	242,043 (l)
EUR	423,000	0.00%, due 4/1/2026	443,001 (l)
EUR	88,000	1.60%, due 6/1/2026	94,185 (l)
EUR	173,000	0.00%, due 8/1/2026	179,727 (l)
EUR	133,000	3.45%, due 7/15/2027	147,207 (l)
EUR	209,000	1.45%, due 3/1/2036	181,074 (l)
EUR	109,000	4.05%, due 10/30/2037	122,026 (l)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	162,972	1.40%, due 5/26/2025	176,243 (c)(l)
EUR	175,067	0.55%, due 5/21/2026	186,699 (c)(l)
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	822,281 (l)
EUR	100,000	5.88%, due 10/17/2031	102,025 (l)
	$91,250	5.75%, due 12/31/2032	86,688 (l)
	3,715,000	6.13%, due 6/15/2033	3,366,886 (e)
JPY	2,325,250,000	Japan Government Thirty Year Bonds, 2.20%, due 6/20/2054	15,313,150
EUR	172,097	Kingdom of Belgium Government Bonds, 1.45%, due 6/22/2037	154,646 (l)
EUR	112,000	Kommunekredit, 0.88%, due 11/3/2036	97,224 (l)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	202,131 (e)
	400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	399,278 (e)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	200,948 (e)
EUR	137,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	151,747 (l)
		Mexico Bonos
MXN	56,380,000	7.75%, due 5/29/2031	2,522,540
MXN	153,500,000	7.50%, due 5/26/2033	6,548,116
MXN	226,899,900	7.75%, due 11/23/2034	9,683,345
		Mexico Government International Bonds
	$1,750,000	6.00%, due 5/7/2036	1,697,789
	4,130,000	4.40%, due 2/12/2052	2,934,972
	400,000	6.40%, due 5/7/2054	374,983
	200,000	MFB Magyar Fejlesztesi Bank Zrt, 6.50%, due 6/29/2028	206,730 (l)
		Mongolia Government International Bonds
	980,000	5.13%, due 4/7/2026	964,322 (e)
	200,000	8.65%, due 1/19/2028	212,600 (l)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	249,571 (l)
EUR	255,658	0.00%, due 7/15/2031	235,711 (l)
EUR	350,633	4.00%, due 1/15/2037	430,196 (l)
		Nigeria Government International Bonds
	$200,000	8.38%, due 3/24/2029	192,705 (l)
	770,000	7.63%, due 11/28/2047	587,125 (e)
		Oman Government International Bonds
	1,695,000	6.50%, due 3/8/2047	1,707,221 (e)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$2,635,000	7.00%, due 1/25/2051	$2,812,989 (e)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	108,797
	160,000	9.38%, due 4/1/2029	180,438
	780,000	7.50%, due 3/1/2031	819,381
	1,675,000	2.25%, due 9/29/2032	1,222,901
		Paraguay Government International Bonds
	1,615,000	4.95%, due 4/28/2031	1,573,010 (e)
	1,675,000	3.85%, due 6/28/2033	1,481,537 (e)
	2,960,000	5.40%, due 3/30/2050	2,621,080 (e)
		Peru Government Bonds
PEN	21,364,000	6.15%, due 8/12/2032	5,531,411
PEN	717,000	5.40%, due 8/12/2034	170,472
PEN	9,208,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,373,396 (l)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	87,648 (l)
EUR	143,000	1.65%, due 7/16/2032	145,816 (l)
	$101,791	Provincia de Cordoba, 6.88%, due 12/10/2025	98,992 (l)
	1,270,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,129,208 (e)
EUR	353,000	Republic of Austria Government Bonds, 0.90%, due 2/20/2032	337,469 (l)
		Republic of Poland Government Bonds
PLN	2,367,000	7.50%, due 7/25/2028	632,465
PLN	4,548,000	4.75%, due 7/25/2029	1,095,656
PLN	14,657,000	6.00%, due 10/25/2033	3,679,547
PLN	3,140,000	5.00%, due 10/25/2034	728,201
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	94,952
EUR	173,000	3.13%, due 10/22/2031	187,528 (l)
EUR	138,000	3.88%, due 10/22/2039	148,331 (l)
		Republic of South Africa Government Bonds
ZAR	25,152,204	8.00%, due 1/31/2030	1,351,003
ZAR	33,980,035	8.25%, due 3/31/2032	1,761,045
ZAR	22,971,347	8.88%, due 2/28/2035	1,166,157
ZAR	9,479,631	8.50%, due 1/31/2037	450,086
		Republic of South Africa Government International Bonds
	$1,680,000	5.65%, due 9/27/2047	1,319,220
	880,000	5.75%, due 9/30/2049	688,248
		Romania Government Bonds
RON	13,250,000	4.85%, due 7/25/2029	2,679,655
RON	21,975,000	8.25%, due 9/29/2032	5,164,479
RON	3,480,000	7.10%, due 7/31/2034	772,705
RON	395,000	4.75%, due 10/11/2034	72,881
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	222,267 (l)
EUR	166,000	2.88%, due 5/26/2028	173,696 (l)
EUR	437,000	6.63%, due 9/27/2029	518,227 (l)
EUR	147,000	3.62%, due 5/26/2030	151,866 (l)
	$3,210,000	3.00%, due 2/14/2031	2,716,141 (l)
	1,280,000	3.63%, due 3/27/2032	1,097,600 (e)
EUR	110,000	5.25%, due 5/30/2032	119,389 (l)
EUR	130,000	6.38%, due 9/18/2033	150,163 (l)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	87,000	3.88%, due 10/29/2035	$80,255 (l)
EUR	74,000	5.63%, due 2/22/2036	79,083 (l)
EUR	159,000	6.00%, due 9/24/2044	169,598 (l)
	$1,370,000	4.00%, due 2/14/2051	921,229 (e)
	2,666,000	4.00%, due 2/14/2051	1,793,685 (l)
		Saudi Government International Bonds
	3,995,000	3.25%, due 11/17/2051	2,621,719 (e)
	1,095,000	3.75%, due 1/21/2055	768,508 (e)
EUR	140,000	Senegal Government International Bonds, 4.75%, due 3/13/2028	141,047 (l)
	$220,000	Serbia International Bonds, 2.13%, due 12/1/2030	181,688 (l)
EUR	315,000	Slovakia Government Bonds, 3.75%, due 3/6/2034	351,768 (l)
EUR	105,000	Slovenia Government Bonds, 3.00%, due 3/10/2034	113,266 (l)
		Spain Government Bonds
EUR	328,000	1.45%, due 10/31/2027	345,699 (l)
EUR	130,000	3.15%, due 4/30/2033	143,416 (l)
EUR	197,000	3.55%, due 10/31/2033	223,295 (l)
EUR	66,000	3.25%, due 4/30/2034	72,928 (l)
EUR	260,000	3.45%, due 10/31/2034	291,245 (l)
EUR	66,000	0.85%, due 7/30/2037	53,595 (l)
EUR	213,000	0.85%, due 7/30/2037	172,964 (l)
EUR	29,000	1.00%, due 7/30/2042	21,256 (l)
EUR	133,000	4.00%, due 10/31/2054	151,038 (l)
EUR	87,475	Spain Government Bonds, Inflation-Linked, 1.15%, due 11/30/2036	93,459 (c)(l)
		Sri Lanka Government International Bonds
	$302,000	6.85%, due 3/14/2024	182,982 (l)(p)
	200,000	6.35%, due 6/28/2024	121,463 (l)(p)
	200,000	Turkiye Government International Bonds, 9.38%, due 3/14/2029	222,900
	200,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, due 1/28/2027	211,700 (e)
		Ukraine Government International Bonds
	39,872	1.75%, due 2/1/2029	23,928 (l)(q)
	104,581	0.00%, due 2/1/2030	50,447 (e)(q)
	5,445	3.00%, due 2/1/2030	2,627 (l)(q)
	390,805	0.00%, due 2/1/2034	146,552 (e)(q)
	287,180	1.75%, due 2/1/2034	137,128 (e)(q)
	34,888	1.75%, due 2/1/2034	16,659 (l)(q)
	20,347	3.00%, due 2/1/2034	7,630 (l)(q)
	330,258	0.00%, due 2/1/2035	161,001 (e)(q)
	670,088	1.75%, due 2/1/2035	311,457 (e)(q)
	24,920	1.75%, due 2/1/2035	11,588 (l)(q)
	17,194	3.00%, due 2/1/2035	8,391 (l)(q)
	275,215	0.00%, due 2/1/2036	132,791 (e)(q)
	957,269	1.75%, due 2/1/2036	437,831 (e)(q)
	14,329	3.00%, due 2/1/2036	6,917 (l)(q)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	152,149 (l)
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	3,318,995
	1,295,300	Venezuela Government International Bonds, 8.25%, due 10/13/2024	174,658 (l)(p)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	6,633,627 (l)
	$84,588	Zambia Government International Bonds, 5.75%, due 6/30/2033	74,268 (l)(q)
Total Foreign Government Securities (Cost $237,813,450)			218,790,768
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Convertible Bonds 0.0%(d)
Media 0.0%(d)
$360,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $348,375)	$302,261

Municipal Notes 0.6%
California 0.2%
1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,627,319
1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,653,203
2,055,000	California State University Refunding Revenue, Series 2020-B, 2.98%, due 11/1/2051	1,448,880
2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AGM), 3.92%, due 1/15/2053	1,724,250
1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,272,338
1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,166,479
		8,892,469
Massachusetts 0.0%(d)
1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,045,689
Michigan 0.0%(d)
1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,452,093
Nevada 0.0%(d)
2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,537,565
New Jersey 0.0%(d)
695,000	Atlantic City General Obligation Refunding, Series 2018, (ST AID WITHHLDG), 4.29%, due 9/1/2026	693,067
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	525,051
700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	805,508
		2,023,626
New York 0.1%
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,068,517
Ohio 0.1%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,514,569
2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,690,114
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,664,611
2,055,000	Ohio University General Receipt Athens Refunding Revenue, Series 2020, 2.91%, due 12/1/2043	1,542,103
		6,411,397
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Principal Amount(a)		Value

Pennsylvania 0.1%
$2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	$1,689,674
750,000	Pennsylvania Turnpike Commission Refunding Revenue (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	568,334
		2,258,008
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,604,106
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,286,133
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,501,278
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,164,998
		5,556,515
Utah 0.0%(d)
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,609,472

Total Municipal Notes (Cost $42,565,880)		32,855,351
Number of Shares

Closed-End Funds 0.0%(d)
Investment Companies 0.0%(d)(r)
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $207,789)	35,740 (k)
Exchange-Traded Funds 2.1%
394,254	iShares iBoxx $ High Yield Corporate Bond ETF	31,201,262
431,584	iShares iBoxx $ Investment Grade Corporate Bond ETF	47,038,340
1,363,017	SPDR Portfolio High Yield Bond ETF	32,276,242
Total Exchange-Traded Funds (Cost $107,330,449)		110,515,844
Short-Term Investments 1.6%
Investment Companies 1.6%
84,433,927	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(s) (Cost $84,433,927)	84,433,927
Total Investments 102.2% (Cost $5,552,176,576)		5,465,972,039
Liabilities Less Other Assets (2.2)%		(120,107,159)(t)
Net Assets 100.0%		$5,345,864,880

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)	Represents less than 0.05% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2024, these securities amounted to $1,801,325,743, which represents 33.7% of net assets of the Fund.

(f)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2024.

(g)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(h)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at October 31, 2024 amounted to $108,452,134, which represents 2.0% of net assets of the Fund.

(j)	When-issued security. Total value of all such securities at October 31, 2024 amounted to $20,242,305, which represents 0.4% of net assets of the Fund.
(k)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $9,708,560, which represents
0.2% of net assets of the Fund.

(l)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $340,278,418, which represents 6.4% of net assets of the
Fund.

(m)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(o)	Payment-in-kind (PIK) security.
(p)	Defaulted security.
(q)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2024.

(r)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note A of the Notes to Financial Statements).
(s)	Represents 7-day effective yield as of October 31, 2024.
(t)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2024.
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$4,439,145,137	83.0%
United Kingdom	118,729,288	2.2%
Cayman Islands	109,323,763	2.0%
France	67,516,556	1.3%
Spain	52,256,880	1.0%
Brazil	49,902,811	0.9%
Germany	49,322,282	0.9%
Canada	47,957,921	0.9%
Mexico	41,097,851	0.8%
Australia	30,438,112	0.6%
Sweden	29,969,108	0.6%
Netherlands	25,575,390	0.5%
Italy	25,082,606	0.5%
Japan	23,238,264	0.4%
Colombia	20,656,337	0.4%
Switzerland	18,633,029	0.4%
Romania	16,882,919	0.3%
Indonesia	13,328,678	0.3%
Ireland	12,875,207	0.2%
Finland	8,628,101	0.2%
Luxembourg	8,588,500	0.2%
Bermuda	8,435,533	0.2%
Peru	8,313,360	0.2%
South Africa	8,280,926	0.2%
Czech Republic	7,488,113	0.1%
Angola	7,444,124	0.1%
Denmark	7,435,069	0.1%
Poland	6,810,973	0.1%
Oman	6,703,322	0.1%
Dominican Republic	6,267,453	0.1%
Kazakhstan	6,252,861	0.1%
Hungary	6,235,008	0.1%
Paraguay	5,675,627	0.1%
Chile	5,618,431	0.1%
Saudi Arabia	5,179,103	0.1%
Jersey	4,795,376	0.1%
Israel	4,496,925	0.1%
Belgium	4,484,093	0.1%
Cote D'Ivoire	4,377,880	0.1%
Guatemala	3,820,906	0.1%
Turkey	3,381,453	0.1%
Egypt	3,376,936	0.1%
Austria	3,371,782	0.1%
Uruguay	3,318,995	0.1%
Ukraine	3,110,643	0.1%
Supranational	2,807,277	0.1%
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Panama	$2,772,104	0.1%
Slovenia	2,460,254	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	29,674,845	0.0%
Short-Term Investments and Other Liabilities—Net	(35,673,232)	(0.6)%
	$5,345,864,880	100.0%
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At October 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	442	Australian Bond, 10 Year	$32,533,369	$(314,446)
12/2024	17	Euro-Bobl	2,184,800	(10,480)
12/2024	75	Euro-BTP	9,753,037	(61,377)
12/2024	73	Euro-Bund	10,465,677	(97,068)
12/2024	10	Euro-Buxl Bond, 30 Year	1,439,746	(28,434)
12/2024	15	Euro-Oat	2,033,983	(21,378)
12/2024	771	Euro-Schatz	89,350,320	(139,759)
12/2024	334	Long Gilt	40,500,823	(1,466,617)
12/2024	2,635	U.S. Treasury Note, 10 Year	291,085,156	(5,045,025)
12/2024	33	U.S. Treasury Note, 5 Year	3,538,734	(39,945)
12/2024	42	U.S. Treasury Ultra Bond	5,276,250	(323,168)
9/2026	767	ICE SONIA Index, 3 Months	237,226,104	(652,779)
3/2027	590	ICE SONIA Index, 3 Months	182,567,206	(436,086)
Total Long Positions			$907,955,205	$(8,636,562)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	155	Canadian Bond, 10 Year	$(13,580,242)	$39,746
12/2024	203	Euro-Bobl	(26,089,082)	169,264
12/2024	25	Euro-Bund	(3,584,136)	32,697
12/2024	7	Euro-Oat	(949,192)	11,483
12/2024	230	Euro-Schatz	(26,654,440)	74,562
12/2024	15	Japanese Bond, 10 Year	(14,234,895)	(36,553)
12/2024	106	Long Gilt	(12,853,555)	679,829
12/2024	768	U.S. Treasury Long Bond	(90,600,000)	5,830,011
12/2024	168	U.S. Treasury Note, 2 Year	(34,598,812)	456,631
12/2024	1,210	U.S. Treasury Note, 5 Year	(129,753,594)	1,006,977
12/2024	1,561	U.S. Treasury Ultra Bond	(196,100,625)	14,168,800
9/2026	760	SOFR, 3 Months	(183,093,500)	168,416
Total Short Positions			$(732,092,073)	$22,601,863

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Options on exchange-traded futures contracts
Long Positions:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	150	Call Options Exercise Price GBP 96.8 on ICE SONIA Index, 1 Year	$604,430	$(48,785)
12/2024	150	Call Options Exercise Price GBP 96.2 on ICE SONIA Index, 1 Year	4,472,782	(89,961)
Total Long Positions			$5,077,212	$(138,746)
Short Positions:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	150	Call Options Exercise Price GBP 96.4 on ICE SONIA Index, 1 Year	$(2,296,834)	$77,154
12/2024	150	Call Options Exercise Price GBP 96.6 on ICE SONIA Index, 1 Year	(1,208,860)	61,811
Total Short Positions			$(3,505,694)	$138,965
Total Futures				$13,965,520
At October 31, 2024, the Fund had $2,020,273 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2024, the average notional value for the months where the Fund had futures outstanding was $1,213,505,325 for long positions and $(677,492,869) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At October 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
RON	642,853	EUR	128,096	CITI	1/17/2025	$486
RON	1,115,056	EUR	222,084	JPM	1/17/2025	958
USD	507,399	BRL	2,790,394	CITI	11/14/2024	25,420
USD	1,752,762	BRL	9,703,187	GSI	11/14/2024	76,750
USD	141,136	BRL	770,656	GSI	11/14/2024	8,023
USD	385,770	BRL	2,215,810	GSI	11/14/2024	3,038
USD	946,972	CLP	875,484,586	GSI	12/18/2024	36,640
USD	800,165	CLP	748,673,704	GSI	12/18/2024	21,692
USD	2,555,931	CNH	18,015,569	CITI	12/18/2024	18,810
USD	823,929	COP	3,424,777,545	JPM	11/6/2024	50,115
USD	594,176	COP	2,506,345,218	MS	11/6/2024	27,877
USD	1,241,410	COP	5,454,729,606	CITI	1/16/2025	20,239
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	485,878	COP	2,169,779,513	GSI	1/16/2025	$121
EUR	787,657	CZK	19,765,984	GSI	11/12/2024	7,826
EUR	1,256,352	CZK	31,537,163	CITI	12/18/2024	12,811
EUR	262,783	CZK	6,598,522	CITI	12/18/2024	2,590
EUR	1,142,397	HUF	459,347,254	CITI	11/12/2024	19,439
EUR	186,539	HUF	75,559,822	CITI	11/12/2024	1,698
EUR	399,221	HUF	158,084,708	GSI	11/12/2024	13,288
EUR	1,108,813	HUF	439,399,400	JPM	11/12/2024	36,032
EUR	1,769,519	HUF	711,664,999	JPM	11/12/2024	29,689
EUR	1,308,343	HUF	525,795,552	JPM	11/12/2024	23,000
EUR	126,170	HUF	50,084,940	JPM	11/12/2024	3,870
EUR	1,317,823	PLN	5,670,947	JPM	12/18/2024	21,438
EUR	367,474	USD	398,110	BCB	11/5/2024	1,627
EUR	416,542	USD	451,943	CITI	11/5/2024	1,170
EUR	3,941,241	USD	4,258,882	DB	11/5/2024	28,385
EUR	879,512	USD	948,186	JPM	11/5/2024	8,544
EUR	366,691	USD	396,035	JPM	11/5/2024	2,850
EUR	104,294	USD	113,248	JPM	11/5/2024	202
EUR	104,138	USD	113,177	JPM	11/5/2024	104
EUR	238,120	USD	258,859	CITI	12/4/2024	472
EUR	119,825	USD	129,294	JPM	12/4/2024	1,204
EUR	1,082,142	USD	1,175,851	DB	1/16/2025	4,997
USD	344,519	EUR	315,591	CITI	11/4/2024	1,235
USD	856,707	EUR	781,055	JPM	11/4/2024	7,114
USD	4,153,351	EUR	3,719,602	CITI	11/5/2024	107,182
USD	4,388,402	EUR	3,941,241	CITI	11/5/2024	101,135
USD	295,822	EUR	263,774	CITI	11/5/2024	8,889
USD	586,932	EUR	526,130	JPM	11/5/2024	14,610
USD	381,150	EUR	342,485	JPM	11/5/2024	8,596
USD	1,784,252	EUR	1,591,219	SCB	11/5/2024	53,330
USD	96,005,969	EUR	85,715,000	CITI	1/16/2025	2,472,629
USD	1,872,095	EUR	1,670,583	CITI	1/16/2025	49,133
USD	1,106,405	EUR	1,000,000	CITI	1/16/2025	15,192
USD	189,157	EUR	170,225	CITI	1/16/2025	3,405
USD	138,631,243	EUR	123,503,915	DB	1/16/2025	3,862,139
USD	12,063,030	EUR	10,767,510	JPM	1/16/2025	313,381
USD	27,038,953	EUR	24,552,477	JPM	1/16/2025	246,966
USD	18,860,543	GBP	14,090,147	CITI	1/16/2025	695,477
USD	4,330,014	GBP	3,231,371	CITI	1/16/2025	164,119
USD	30,922,479	GBP	23,100,393	JPM	1/16/2025	1,141,374
USD	7,373,844	HUF	2,633,604,385	CITI	1/16/2025	382,909
IDR	7,125,756,702	USD	450,923	JPM	12/18/2024	2,014
USD	143,924	IDR	2,236,863,552	GSI	12/18/2024	1,741
USD	547,491	IDR	8,493,229,916	HSBC	12/18/2024	7,632
USD	922,537	IDR	14,334,196,124	JPM	12/18/2024	11,407
USD	460,037	IDR	7,230,313,772	JPM	12/18/2024	454
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	9,225,305	JPY	1,300,946,396	CITI	1/16/2025	$579,858
USD	12,216,952	JPY	1,720,806,583	GSI	1/16/2025	781,322
USD	2,443,142	JPY	347,428,902	JPM	1/16/2025	134,301
USD	2,090,879	JPY	307,175,179	JPM	1/16/2025	49,545
USD	194,467	JPY	27,554,865	JPM	1/16/2025	11,351
USD	833,431	KRW	1,098,312,562	CITI	12/18/2024	33,230
USD	1,463,420	KRW	1,969,587,679	HSBC	12/18/2024	28,432
MXN	1,291,162	USD	63,995	JPM	11/8/2024	487
USD	175,101	MXN	3,480,714	CITI	11/8/2024	1,271
USD	918,347	MXN	17,821,802	GSI	11/8/2024	28,310
USD	785,278	MXN	15,455,189	GSI	11/8/2024	13,431
USD	12,611,485	MXN	251,611,831	CITI	1/16/2025	190,374
USD	289,556	MYR	1,221,462	BCB	12/18/2024	10,215
USD	281,716	MYR	1,218,446	GSI	12/18/2024	3,065
RON	642,853	EUR	128,096	CITI	1/17/2025	486
RON	482,140	EUR	96,072	CITI	1/17/2025	365
RON	308,432	EUR	61,634	CITI	1/17/2025	42
RON	1,977,647	EUR	393,998	JPM	1/17/2025	1,575
RON	1,977,648	EUR	393,998	JPM	1/17/2025	1,575
RON	1,736,856	EUR	345,913	JPM	1/17/2025	1,507
RON	1,115,056	EUR	222,084	JPM	1/17/2025	958
RON	836,292	EUR	166,563	JPM	1/17/2025	718
USD	807,935	SGD	1,044,432	CITI	12/18/2024	15,432
USD	789,282	SGD	1,035,970	CITI	12/18/2024	3,201
USD	614,368	SGD	808,588	CITI	12/18/2024	821
USD	868,473	THB	28,631,495	CITI	1/2/2025	16,536
USD	804,215	THB	26,812,742	CITI	1/2/2025	6,395
USD	635,091	THB	21,227,486	CITI	1/2/2025	3,461
USD	3,425	THB	113,126	GSI	1/2/2025	59
TRY	76,287,315	USD	1,818,530	GSI	1/9/2025	265,389
TRY	8,852,239	USD	191,644	CITI	3/24/2025	32,514
TRY	7,117,210	USD	151,562	GSI	3/24/2025	28,661
TRY	7,117,075	USD	152,990	GSI	3/24/2025	27,230
TRY	7,310,075	USD	175,765	GSI	3/24/2025	9,342
TRY	10,717,523	USD	234,879	GSI	5/27/2025	20,828
USD	633,662	ZAR	11,113,285	CITI	12/18/2024	5,666
USD	802,220	ZAR	14,105,050	HSBC	12/18/2024	5,164
USD	1,183,523	ZAR	20,502,913	JPM	12/18/2024	24,932
USD	560,920	ZAR	9,781,834	JPM	12/18/2024	8,162
ZAR	5,498,343	USD	309,213	CITI	12/18/2024	1,490
ZAR	21,392,306	USD	1,185,523	JPM	12/18/2024	23,326
Total unrealized appreciation						$12,554,495
BRL	35,562,672	USD	6,465,000	GSI	11/8/2024	(317,128)
BRL	1,279,514	USD	228,243	BCB	11/14/2024	(7,236)
BRL	20,128,732	USD	3,621,090	BCB	11/14/2024	(144,294)
BRL	2,981,863	USD	546,137	CITI	11/14/2024	(31,086)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	878,247	USD	154,202	GSI	11/14/2024	$(2,504)
USD	483,142	BRL	2,799,115	GSI	11/14/2024	(343)
CLP	724,415,984	USD	795,570	GSI	12/18/2024	(42,319)
CLP	744,724,016	USD	832,523	GSI	12/18/2024	(58,157)
CNH	1,519,239	USD	217,982	CITI	12/18/2024	(4,029)
COP	5,454,729,606	USD	1,253,347	CITI	11/6/2024	(20,873)
COP	476,393,157	USD	114,038	GSI	11/6/2024	(6,399)
CZK	6,623,123	EUR	261,631	CITI	11/12/2024	(126)
DKK	6,278,370	USD	926,273	CITI	1/16/2025	(7,123)
EUR	147,263	RON	736,485	CITI	1/17/2025	(1)
EUR	261,745	USD	287,530	CITI	11/4/2024	(2,817)
EUR	781,948	USD	860,206	CITI	11/4/2024	(9,642)
EUR	52,953	USD	58,230	JPM	11/4/2024	(630)
EUR	247,865	USD	270,446	CITI	11/5/2024	(820)
EUR	315,591	USD	344,535	CITI	11/5/2024	(1,236)
EUR	454,830	USD	496,736	CITI	11/5/2024	(1,973)
EUR	1,714,879	USD	1,895,232	CITI	11/5/2024	(29,793)
EUR	1,212,535	USD	1,332,945	CITI	1/16/2025	(9,810)
EUR	7,403,437	USD	8,138,626	CITI	1/16/2025	(59,898)
EUR	2,645,517	USD	2,909,190	GSI	1/16/2025	(22,367)
USD	129,140	EUR	119,825	JPM	11/5/2024	(1,205)
GBP	2,065,395	USD	2,700,064	CITI	1/16/2025	(37,350)
GBP	720,245	USD	941,628	GSI	1/16/2025	(13,086)
HUF	5,717,137	EUR	14,495	CITI	11/12/2024	(543)
HUF	519,371,442	EUR	1,273,248	CITI	11/12/2024	(1,925)
HUF	208,971,045	EUR	522,917	CITI	11/12/2024	(12,331)
HUF	205,351,134	EUR	514,435	JPM	11/12/2024	(12,745)
HUF	255,949,831	EUR	646,167	JPM	11/12/2024	(21,298)
HUF	526,110,717	EUR	1,313,682	JPM	11/12/2024	(27,970)
HUF	526,026,303	EUR	1,321,136	JPM	11/12/2024	(36,305)
HUF	186,308,895	EUR	465,356	MS	11/12/2024	(10,067)
HUF	41,538,000	USD	116,175	GSI	1/16/2025	(5,912)
IDR	18,229,580,046	USD	1,178,950	CITI	12/18/2024	(20,216)
IDR	7,773,155,047	USD	513,438	HSBC	12/18/2024	(19,351)
INR	117,710,207	USD	1,400,378	GSI	11/22/2024	(1,275)
INR	80,065,942	USD	954,530	GSI	11/22/2024	(2,866)
USD	977,687	INR	82,327,189	CITI	11/22/2024	(854)
USD	1,371,681	INR	115,466,719	GSI	11/22/2024	(756)
JPY	1,359,000,000	USD	9,635,924	JPM	1/16/2025	(604,682)
KRW	1,101,498,984	USD	827,585	CITI	12/18/2024	(25,063)
KRW	1,954,197,233	USD	1,491,817	GSI	12/18/2024	(68,042)
USD	775,604	KRW	1,070,582,041	CITI	12/18/2024	(4,393)
USD	612,384	KRW	842,674,624	JPM	12/18/2024	(1,566)
MXN	2,571,503	USD	131,065	JPM	11/8/2024	(2,641)
MXN	14,832,295	USD	761,162	JPM	11/8/2024	(20,423)
MXN	18,062,745	USD	923,740	JPM	11/8/2024	(21,669)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MXN	263,000,000	USD	13,093,306	GSI	1/16/2025	$(110,005)
MXN	979,259,612	USD	49,080,516	JPM	1/16/2025	(738,226)
USD	63,689	MXN	1,291,162	JPM	12/6/2024	(481)
MYR	1,232,139	USD	285,946	GSI	12/18/2024	(4,164)
MYR	1,207,445	USD	293,916	GSI	12/18/2024	(17,781)
PEN	536,455	USD	142,405	JPM	12/18/2024	(309)
PEN	491,525	USD	131,628	JPM	12/18/2024	(1,432)
USD	280,297	PEN	1,058,794	CITI	12/18/2024	(157)
PHP	45,975,853	USD	823,158	CITI	12/18/2024	(34,472)
PLN	2,751,598	EUR	637,745	CITI	12/18/2024	(8,576)
PLN	484,925	EUR	112,257	JPM	12/18/2024	(1,364)
PLN	2,664,405	EUR	618,132	JPM	12/18/2024	(8,953)
PLN	1,036,420	EUR	237,278	MS	12/18/2024	(31)
SGD	1,044,432	USD	813,559	JPM	12/18/2024	(21,056)
THB	28,744,621	USD	896,952	GSI	1/2/2025	(41,648)
USD	171,619	TRY	6,389,947	CITI	1/9/2025	(2,933)
USD	149,168	TRY	6,353,802	MS	3/24/2025	(11,724)
USD	177,377	TRY	7,942,924	JPM	5/27/2025	(12,132)
TWD	37,734,161	USD	1,191,401	CITI	12/3/2024	(7,074)
TWD	25,376,105	USD	804,697	HSBC	12/3/2024	(8,240)
USD	795,009	TWD	25,418,043	GSI	12/3/2024	(2,763)
USD	533,243	TWD	16,999,238	JPM	12/3/2024	(297)
USD	625,571	TWD	19,974,472	JPM	12/3/2024	(1,349)
USD	640,564	TWD	20,562,756	JPM	12/3/2024	(4,820)
USD	795,872	TWD	25,548,272	JPM	12/3/2024	(5,988)
USD	1,425,045	ZAR	25,304,687	CITI	12/18/2024	(4,887)
ZAR	51,712,405	USD	2,940,359	CITI	12/18/2024	(18,164)
ZAR	2,350,423	USD	135,164	JPM	12/18/2024	(2,345)
Total unrealized depreciation						$(2,826,509)
Total net unrealized appreciation						$9,727,986
For the year ended October 31, 2024, the average notional value for the months where the Fund had forward FX contracts outstanding was $508,479,514.
Bond forward contracts ("bond forwards")
At October 31, 2024, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	$3,300,000	11/22/2024	$1,526
Total unrealized appreciation				$1,526
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 10/15/2025	3,500,000	11/22/2024	(5,164)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2026	3,250,000	11/22/2024	(5,820)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 10/15/2026	4,500,000	11/22/2024	(7,298)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2027	7,200,000	11/22/2024	(32,540)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	9,500,000	11/22/2024	(85,530)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	$1,285,000	11/22/2024	$(9,151)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2032	3,000,000	11/22/2024	(21,746)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	11,000,000	11/22/2024	(122,968)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	2,300,000	11/22/2024	(7,048)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,000,000	11/22/2024	(993)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,450,000	11/22/2024	(155)
Total unrealized depreciation				$(298,413)
Total net unrealized depreciation				$(296,887)
For the year ended October 31, 2024, the average notional value for the months where the Fund had bond forwards outstanding was $50,554,231.
Credit default swap contracts ("credit default swaps")
At October 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 42 V.1	EUR	1,210,000	5.00%	3M	12/20/2029	$(106,332)	$676	$(6,930)	$(112,586)

For the year ended October 31, 2024, the average notional value for the months where the Fund had credit default swaps outstanding was $20,537,959 for buy protection and $72,157,793 for sell protection.
Interest rate swap contracts ("interest rate swaps")
At October 31, 2024, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	AUD	49,445,000	Pay	3M BBR-BBSW	3.94%	3M/3M	10/21/2026	$(81,422)	$(4,354)	$(85,776)
LCH	EUR	580,000	Pay	EUROSTR	2.07%	1Y/1Y	10/25/2027	(2,156)	(134)	(2,290)
LCH	EUR	310,000	Pay	EUROSTR	2.12%	1Y/1Y	10/25/2029	(1,146)	(68)	(1,214)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	31,285	288	31,573
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	1Y/6M	8/30/2032	(6,726)	(959)	(7,685)
Total								$(60,165)	$(5,227)	$(65,392)
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
Inflation swap contracts ("inflation swaps")
At October 31, 2024, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	$163,442	$(42,170)	$121,272
At October 31, 2024, the Fund had $698,481 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the year ended October 31, 2024, the average notional value for the months where the Fund had interest rate swaps and inflation rate swaps outstanding was $68,858,483 when the Fund paid the fixed rate and $115,314,858 when the Fund received the fixed rate.
Total return swap contracts ("total return swaps")
At October 31, 2024, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	72,510,203	12/20/2024	5.33%	—%	SOFR	T/T	$(2,034,797)	$(422,294)	$(2,457,091)
Total									$(2,034,797)	$(422,294)	$(2,457,091)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at October 31, 2024.
For the year ended October 31, 2024, the average notional value for the months where the Fund had total return swaps outstanding was $79,359,670 for long positions.
At October 31, 2024, the Fund had cash collateral of $100,000, $2,780,000 and $70,000 deposited in segregated accounts for Barclays Bank N.A., Goldman Sachs International and JPMorgan Chase Bank N.A, respectively, and cash collateral of $4,710,000 and $4,050,000 received from Citibank, N.A. and Deutsche Bank AG, respectively, to cover collateral requirements on over-the-counter derivatives.
Purchased straddle option contracts ("options purchased")
At October 31, 2024, the Fund did not have any outstanding options purchased.
Written straddle option contracts ("options written")
At October 31, 2024, the Fund did not have any outstanding options written.
For the year ended October 31, 2024, the average market value for the months where the Fund had options purchased and options written outstanding was $13 and $(8), respectively.
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$226,106,143	$—	$226,106,143
U.S. Government Agency Securities	—	2,229,332	—	2,229,332
Mortgage-Backed Securities#	—	2,817,153,556	—	2,817,153,556
Asset-Backed Securities	—	574,050,278	—	574,050,278
Corporate Bonds#	—	1,398,831,382	—	1,398,831,382
Loan Assignments#	—	667,457	—	667,457
Foreign Government Securities	—	218,790,768	—	218,790,768
Convertible Bonds#	—	302,261	—	302,261
Municipal Notes#	—	32,855,351	—	32,855,351
Investment Companies	—	35,740	—	35,740
Exchange-Traded Funds	110,515,844	—	—	110,515,844
Short-Term Investments	—	84,433,927	—	84,433,927
Total Investments	$110,515,844	$5,355,456,195	$—	$5,465,972,039

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2024
Investments in Securities:
Asset-Backed Securities(1)	$44	$—	$(6)	$12	$—	$(50)	$—	$—	$—	$—
Total	$44	$—	$(6)	$12	$—	$(50)	$—	$—	$—	$—
(1) At the beginning of the year, these investments were valued based on a single quotation obtained from a dealer.
See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$22,777,381	$—	$—	$22,777,381
Liabilities	(8,811,861)	—	—	(8,811,861)
Forward FX Contracts@
Assets	—	12,554,495	—	12,554,495
Liabilities	—	(2,826,509)	—	(2,826,509)
Bond Forwards@
Assets	—	1,526	—	1,526
Liabilities	—	(298,413)	—	(298,413)
Swaps
Assets	—	152,845	—	152,845
Liabilities	—	(2,666,642)	—	(2,666,642)
Total	$13,965,520	$6,917,302	$—	$20,882,822

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statements of Assets and Liabilities
Neuberger Berman Income Funds

	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2024
Assets
Investments in securities, at value* (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$921,924,060	$144,534,911	$471,039,579	$628,173,420
Affiliated issuers(b)	—	—	—	—
	921,924,060	144,534,911	471,039,579	628,173,420
Cash	66,477	62,116	—	990
Foreign currency(c)	20,434	838,588	—	—
Cash collateral segregated for futures contracts (Note A)	2,005,214	807,681	—	—
Cash collateral segregated for centrally cleared swap contracts (Note A)	—	746,909	—	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	240,000	—	—
Cash collateral segregated for TBA securities (Note A)	—	—	—	—
Receivable from broker (Note A)	—	—	—	—
Dividends and interest receivable	6,648,692	2,704,846	3,082,259	10,074,454
Receivable for securities sold	—	793,452	7,303,841	1,310,751
Receivable for accumulated variation margin on futures contracts (Note A)	—	—	—	—
Receivable from Management—net (Note B)	—	7,069	—	—
Receivable for Fund shares sold	1,857,787	3,659	389,126	125,441
Receivable for bond forward contracts (Note A)	—	—	—	—
Receivable for forward foreign currency contracts (Note A)	—	1,880,363	—	—
Receivable for unfunded loan commitments (Note A)	—	—	1,422	—
Dividends and interest receivable for short sales	—	—	—	—
Prepaid expenses and other assets	224,471	27,470	25,430	60,740
Total Assets	932,747,135	152,647,064	481,841,657	639,745,796
Liabilities
Over-the-counter swap contracts, at value (Note A)	—	22,580	—	—
Cash collateral segregated for over-the-counter derivatives due to broker (Note A)	—	120,000	—	—
Payable to investment manager—net (Notes A& B)	142,400	69,115	151,231	247,024
Due to custodian	—	—	—	—
Payable for securities purchased	7,438,481	2,406,805	31,210,087	10,125,592
Payable for Fund shares redeemed	1,460,560	173,323	927,935	387,372
Payable for accumulated variation margin on futures contracts (Note A)	1,028,818	80,852	—	—
Payable for bond forward contracts (Note A)	—	—	—	—
Payable for forward foreign currency contracts (Note A)	—	1,398,945	—	—
Payable for accumulated variation margin on centrally cleared swap contracts(d)(e) (Note A)	—	225,936	—	—
Payable to administrator—net (Note B)	105,304	—	42,448	79,147
Payable to trustees	3,776	3,813	3,799	3,790
Payable for audit fees	57,630	57,910	61,310	62,610
Payable for custodian and accounting fees	42,925	45,485	77,858	37,129
Payable for legal fees	17,174	17,175	16,535	17,175
Payable for shareholder servicing fees	5,929	641	1,719	12,548
Distributions payable	207,873	11,061	35,670	403,127
Accrued capital gains taxes (Note A)	—	8,227	—	—
Other accrued expenses and payables	19,873	9,258	14,358	29,864
Total Liabilities	10,530,743	4,651,126	32,542,950	11,405,378
Net Assets	$922,216,392	$147,995,938	$449,298,707	$628,340,418

Net Assets consist of:
Paid-in capital	$1,031,303,098	$197,691,032	$501,554,300	$930,210,725
Total distributable earnings/(losses)	(109,086,706)	(49,695,094)	(52,255,593)	(301,870,307)
Net Assets	$922,216,392	$147,995,938	$449,298,707	$628,340,418
Net Assets
Investor Class	$10,867,667	$—	$—	$54,832,485
Trust Class	—	—	—	—
Institutional Class	748,294,504	146,461,260	429,515,957	412,722,675
Class A	23,788,544	754,404	14,185,895	12,765,686
Class C	3,899,514	780,274	5,596,855	1,987,329
Class R3	—	—	—	1,578,844
Class R6	135,366,163	—	—	122,606,171
Class E	—	—	—	21,847,228

See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2024

$64,386,617	$73,723,411	$190,754,091	$5,465,936,299
—	—	—	35,740
64,386,617	73,723,411	190,754,091	5,465,972,039
30,030	18,068	17,726	—
—	—	—	34,041,824
—	—	—	2,020,273
—	—	—	698,481
—	—	—	2,950,000
—	—	—	2,150,000
—	—	—	2,030,035
853,014	802,193	2,551,430	38,104,318
632,010	—	125,000	169,351,356
—	—	—	13,965,520
26,390	18,855	3,557	—
7	415	167,671	9,554,943
—	—	—	1,526
—	—	—	12,554,495
—	—	—	—
—	—	—	12,534
22,813	20,954	31,366	215,253
65,950,881	74,583,896	193,650,841	5,753,622,597

—	—	—	2,457,091
—	—	—	8,760,000
21,643	15,908	22,776	1,780,503
—	—	—	7,323,254
1,544,420	—	2,087,340	372,999,929
123,611	52,883	351,599	7,757,654
—	—	—	—
—	—	—	298,413
—	—	—	2,826,509
—	—	—	56,706
—	—	—	727,095
3,816	3,816	3,811	3,578
54,000	53,210	55,910	70,410
13,351	12,041	14,993	143,520
17,175	17,174	17,174	15,633
3,870	10,028	2,916	14,068
1,908	17,712	50,596	2,418,904
—	—	—	2,212
5,211	7,559	7,499	102,238
1,789,005	190,331	2,614,614	407,757,717
$64,161,876	$74,393,565	$191,036,227	$5,345,864,880

$79,793,336	$79,407,545	$201,989,312	$5,663,845,621
(15,631,460)	(5,013,980)	(10,953,085)	(317,980,741)
$64,161,876	$74,393,565	$191,036,227	$5,345,864,880

$—	$—	$8,725,367	$—
—	—	—	9,488,387
63,267,035	74,243,784	177,793,719	4,500,791,158
806,486	113,349	3,358,209	170,545,882
88,355	36,432	1,158,932	59,578,913
—	—	—	—
—	—	—	605,460,540
—	—	—	—

Statements of Assets and Liabilities   (cont’d)
Neuberger Berman Income Funds

	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2024
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	1,232,652	—	—	7,167,315
Trust Class	—	—	—	—
Institutional Class	84,710,065	21,361,465	45,568,444	53,892,638
Class A	2,702,052	110,196	1,504,199	1,668,185
Class C	442,384	113,980	593,915	259,310
Class R3	—	—	—	206,198
Class R6	15,315,050	—	—	15,988,066
Class E	—	—	—	2,851,005
Net Asset Value, offering and redemption price per share
Investor Class	$8.82	$—	$—	$7.65
Trust Class	—	—	—	—
Institutional Class	8.83	6.86	9.43	7.66
Class R3	—	—	—	7.66
Class R6	8.84	—	—	7.67
Class E	—	—	—	7.66
Net Asset Value and redemption price per share
Class A	$8.80	$6.85	$9.43	$7.65
Offering Price per share
Class A‡	$9.19	$7.15	$9.85	$7.99
Net Asset Value and offering price per share
Class C^	$8.81	$6.85	$9.42	$7.66
*Cost of Investments:
(a) Unaffiliated issuers	$944,878,072	$148,572,430	$471,455,749	$615,929,154
(b) Affiliated issuers	$—	$—	$—	$—
Total cost of investments	$944,878,072	$148,572,430	$471,455,749	$615,929,154
(c) Total cost of foreign currency	$20,824	$817,606	$—	$—
(d) Unamortized upfront receipts on centrally cleared swap contracts	$—	$—	$—	$—
(e) Unamortized upfront payments on centrally cleared swap contracts	$—	$150,172	$—	$—

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
October 31, 2024	October 31, 2024	October 31, 2024	October 31, 2024

—	—	796,609	—
—	—	—	956,493
6,681,988	4,586,611	16,246,408	453,613,279
85,237	6,999	307,137	17,171,183
9,320	2,250	105,951	6,004,550
—	—	—	—
—	—	—	61,074,292
—	—	—	—

$—	$—	$10.95	$—
—	—	—	9.92
9.47	16.19	10.94	9.92
—	—	—	—
—	—	—	9.91
—	—	—	—

$9.46	$16.19	$10.93	$9.93

$9.88	$16.91	$11.42	$10.37

$9.48	$16.19	$10.94	$9.92

$69,428,852	$75,685,068	$195,874,558	$5,551,968,787
$—	$—	$—	$207,789
$69,428,852	$75,685,068	$195,874,558	$5,552,176,576
$—	$—	$—	$34,323,307
$—	$—	$—	$(106,332)
$—	$—	$—	$—

Statements of Operations
Neuberger Berman Income Funds
	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$—	$461,152	$—
Dividend income—affiliated issuers (Note F)	—	—	—	—
Interest and other income—unaffiliated issuers	33,945,790	11,278,175	41,017,736	51,202,792
Foreign taxes withheld	—	(156,428)	—	—
Total income	$33,945,790	$11,121,747	$41,478,888	$51,202,792
Expenses:
Investment management fees (Note B)	1,350,715	833,240	1,800,928	3,176,128
Administration fees (Note B):
Investor Class	27,559	—	—	148,776
Trust Class	—	—	—	—
Institutional Class	999,254	224,923	643,116	675,652
Class A	64,239	1,740	43,301	37,006
Class C	9,267	2,443	14,717	5,799
Class R3	—	—	—	4,483
Class R6	23,398	—	—	60,024
Distribution fees (Note B):
Investor Class	25,517	—	—	—
Trust Class	—	—	—	—
Class A	59,480	1,611	40,094	34,264
Class C	34,323	9,050	54,506	21,478
Class R3	—	—	—	8,301
Shareholder servicing agent fees:
Investor Class	15,857	—	—	31,255
Trust Class	—	—	—	—
Institutional Class	4,051	1,132	1,636	3,683
Class A	1,059	687	4,542	2,967
Class C	482	210	533	861
Class R3	—	—	—	428
Class R6	883	—	—	1,649
Class E	—	—	—	116
Audit fees	57,660	57,940	61,340	62,640
Custodian and accounting fees	149,037	184,167	281,510	107,225
Insurance	18,709	3,767	10,795	12,820
Legal fees	70,455	67,845	67,881	67,844
Registration and filing fees	151,621	58,458	77,743	134,505
Repayment to Management of expenses previously assumed by Management (Note B)	—	—	—	—
Shareholder reports	44,372	6,204	19,104	24,721
Trustees' fees and expenses	63,543	61,780	62,728	63,469
Interest	—	—	31,415	—
Miscellaneous and other fees (Note A)	51,596	24,319	43,032	47,727
Total expenses	3,223,077	1,539,516	3,258,921	4,733,821

Expenses reimbursed by Management (Note B)	(217,550)	(338,300)	(384,160)	—
Investment management fees waived (Notes A& B)	—	—	—	(89,342)
Total net expenses	3,005,527	1,201,216	2,874,761	4,644,479
Net investment income/(loss)	$30,940,263	$9,920,531	$38,604,127	$46,558,313

See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024

$—	$—	$—	$5,539,194
—	—	—	22,189
2,754,260	2,308,865	5,665,016	234,401,004
—	—	—	(76,053)
$2,754,260	$2,308,865	$5,665,016	$239,886,334

253,649	188,862	255,299	17,378,901

—	—	23,183	—
—	—	—	29,747
93,716	113,085	254,633	5,483,010
2,262	315	9,167	369,375
262	104	1,673	140,637
—	—	—	—
—	—	—	246,528

—	—	—	—
—	—	—	7,437
2,094	292	8,488	342,014
970	384	6,197	520,877
—	—	—	—

—	—	8,211	—
—	—	—	6,387
3,679	31,020	1,800	12,865
2,415	1,738	1,349	16,056
1,449	1,418	1,262	2,528
—	—	—	—
—	—	—	8,263
—	—	—	—
54,820	52,450	55,150	70,440
52,255	49,150	60,976	471,889
1,236	1,958	4,861	90,387
65,916	67,844	67,844	78,485
58,506	58,924	79,566	248,144
—	—	—	293,297
3,275	9,203	8,254	291,589
61,507	61,542	61,879	74,100
—	—	—	—
12,019	12,699	18,309	212,931
670,030	650,988	928,101	26,395,887

(346,734)	(322,795)	(342,675)	(14,567)
—	—	—	(940)
323,296	328,193	585,426	26,380,380
$2,430,964	$1,980,672	$5,079,590	$213,505,954

Statements of Operations   (cont’d)
Neuberger Berman Income Funds

	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(3,080,331)	(3,813,567)*	(5,645,894)	(13,288,792)
Transactions in investment securities of affiliated issuers	—	—	—	—
Realized gain distributions from affiliated issuers	—	—	—	—
Settlement of bond forward contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	(826,583)	—	—
Settlement of foreign currency transactions	—	(340,202)	—	—
Expiration or closing of futures contracts	905,015	275,748	—	—
Expiration or closing of swap contracts	—	(872,562)	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	41,577,217	14,067,716 **	13,087,528	66,394,137
Investment securities of affiliated issuers	—	—	—	—
Unfunded commitments	—	—	1,422	—
Forward foreign currency contracts	—	460,749	—	—
Bond forward contracts	—	—	—	—
Foreign currency translations	737	116,481	—	—
Futures contracts	(450,161)	85,097	—	—
Swap contracts	—	231,656	—	—
Net gain/(loss) on investments	38,952,477	9,384,533	7,443,056	53,105,345
Net increase/(decrease) in net assets resulting from operations	$69,892,740	$19,305,064	$46,047,183	$99,663,658

*	Net of foreign capital gains tax of $7,714 for Emerging Markets Debt and $3,063 for Strategic Income.
**	Change in accrued foreign capital gains tax amounted to $87 for Emerging Markets Debt and $(590) for Strategic Income.
See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2024

(1,765,793)	(1,518,166)	(489,673)	(17,442,641)*
—	—	—	(84,627)
—	—	—	(22,189)
—	—	—	1,497,142
—	—	—	(11,156,474)
—	—	—	2,569,996
—	—	—	17,265,872
—	—	—	18,278,759

8,796,976	5,275,231	10,507,190	305,912,450 **
—	—	—	120,991
—	—	—	—
—	—	—	9,616,620
—	—	—	(137,002)
—	—	—	(584,319)
—	—	—	(3,886,800)
—	—	—	2,480,515
7,031,183	3,757,065	10,017,517	324,428,293
$9,462,147	$5,737,737	$15,097,107	$537,934,247

Statements of Changes in Net Assets
Neuberger Berman Income Funds

	Core Bond Fund		Emerging Markets Debt Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$30,940,263	$23,453,826	$9,920,531	$7,826,547
Net realized gain/(loss) on investments	(2,175,316)	(35,079,524)	(5,577,166)	(10,178,612)
Change in net unrealized appreciation/(depreciation) of investments	41,127,793	4,061,012	14,961,699	12,787,509
Net increase/(decrease) in net assets resulting from operations	69,892,740	(7,564,686)	19,305,064	10,435,444
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(430,088)	(393,987)	—	—
Institutional Class	(30,705,371)	(22,791,993)	(8,044,753)	(5,876,402)
Class A	(1,002,430)	(788,602)	(30,430)	(17,889)
Class C	(118,616)	(61,801)	(38,419)	(23,702)
Class R3	—	—	—	—
Class R6	(2,166,428)	(874,785)	—	—
Class E	—	—	—	—
Tax return of capital:
Investor Class	—	—	—	—
Institutional Class	—	—	(1,359,643)	(1,791,050)
Class A	—	—	(5,590)	(6,062)
Class C	—	—	(8,222)	(9,687)
Class R3	—	—	—	—
Class R6	—	—	—	—
Class E	—	—	—	—
Total distributions to shareholders	(34,422,933)	(24,911,168)	(9,487,057)	(7,724,792)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	1,668,469	416,677	—	—
Institutional Class	380,831,707	334,223,051	22,910,273	82,334,008
Class A	6,215,599	7,114,900	5,880,639	2,144,990
Class C	1,683,081	1,384,075	107,000	292,220
Class R3	—	—	—	—
Class R6	120,871,754	15,145,017	—	—
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	389,570	359,571	—	—
Institutional Class	28,574,847	21,185,808	9,295,311	7,604,828
Class A	903,990	674,131	30,163	20,246
Class C	87,351	50,130	45,588	32,488
Class R3	—	—	—	—
Class R6	1,908,745	711,539	—	—
Class E	—	—	—	—
Payments for shares redeemed:
Investor Class	(1,251,485)	(1,262,996)	—	—
Institutional Class	(252,113,916)	(182,291,343)	(37,750,452)	(54,089,808)
Class A	(5,703,639)	(4,457,769)	(5,603,681)	(2,261,230)
Class C	(496,875)	(370,196)	(257,439)	(160,978)
Class R3	—	—	—	—
Class R6	(9,114,586)	(4,638,750)	—	—
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	274,454,612	188,243,845	(5,342,598)	35,916,764
Net Increase/(Decrease) in Net Assets	309,924,419	155,767,991	4,475,409	38,627,416
Net Assets:
Beginning of year	612,291,973	456,523,982	143,520,529	104,893,113
End of year	$922,216,392	$612,291,973	$147,995,938	$143,520,529
See Notes to Financial Statements

Floating Rate Income Fund		High Income Bond Fund		Municipal High Income Fund		Municipal Impact Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023

$38,604,127	$38,511,352	$46,558,313	$51,304,917	$2,430,964	$2,766,026	$1,980,672	$1,547,626
(5,645,894)	(8,231,631)	(13,288,792)	(61,778,933)	(1,765,793)	(3,244,124)	(1,518,166)	(1,451,287)
13,088,950	19,110,811	66,394,137	43,511,488	8,796,976	2,187,290	5,275,231	1,029,967
46,047,183	49,390,532	99,663,658	33,037,472	9,462,147	1,709,192	5,737,737	1,126,306

—	—	(3,781,539)	(3,912,388)	—	—	—	—
(36,900,955)	(37,155,416)	(31,674,126)	(36,794,477)	(2,406,052)	(2,763,460)	(1,978,613)	(1,548,819)
(1,317,337)	(1,140,711)	(908,512)	(806,084)	(29,187)	(30,903)	(2,630)	(2,851)
(407,938)	(464,956)	(126,249)	(166,823)	(2,643)	(1,977)	(577)	(890)
—	—	(106,136)	(86,966)	—	—	—	—
—	—	(8,565,104)	(8,303,539)	—	—	—	—
—	—	(1,426,578)	(1,194,583)	—	—	—	—

—	—	(1,719)	—	—	—	—	—
—	—	(14,044)	—	—	—	—	—
—	—	(426)	—	—	—	—	—
—	—	(67)	—	—	—	—	—
—	—	(52)	—	—	—	—	—
—	—	(3,736)	—	—	—	—	—
—	—	(579)	—	—	—	—	—
(38,626,230)	(38,761,083)	(46,608,867)	(51,264,860)	(2,437,882)	(2,796,340)	(1,981,820)	(1,552,560)

—	—	2,124,003	6,326,273	—	—	—	—
161,437,810	178,226,522	92,173,990	156,001,242	14,413,402	21,885,523	14,995,928	17,959,910
29,088,657	18,872,420	34,746,974	71,764,110	43,724	67,293	—	30,068
1,216,300	670,236	99,514	175,612	50,655	—	—	9,547
—	—	403,625	197,419	—	—	—	—
—	—	10,118,159	24,667,253	—	—	—	—
—	—	5,178,920	3,248,579	—	—	—	—

—	—	3,590,840	3,743,598	—	—	—	—
36,830,767	37,065,528	27,300,259	31,387,516	2,394,190	2,748,099	1,784,750	1,399,219
915,140	829,672	662,791	547,999	17,297	19,814	2,085	2,435
403,668	461,973	116,391	151,114	1,999	1,377	216	664
—	—	106,079	86,928	—	—	—	—
—	—	8,304,819	7,950,498	—	—	—	—
—	—	1,427,157	1,194,584	—	—	—	—

—	—	(9,462,079)	(16,046,203)	—	—	—	—
(202,720,999)	(243,239,468)	(241,151,770)	(294,507,544)	(23,092,957)	(45,222,574)	(15,380,877)	(26,584,059)
(30,895,748)	(16,327,823)	(35,972,840)	(72,978,744)	(218,598)	(154,659)	(24,800)	(38,440)
(1,784,940)	(2,280,722)	(887,401)	(936,932)	(23,297)	(46,340)	(6,486)	(97,346)
—	—	(520,733)	(149,428)	—	—	—	—
—	—	(21,256,255)	(45,471,539)	—	—	—	—
—	—	(2,628,163)	(2,040,221)	—	—	—	—
(5,509,345)	(25,721,662)	(125,525,720)	(124,687,886)	(6,413,585)	(20,701,467)	1,370,816	(7,318,002)
1,911,608	(15,092,213)	(72,470,929)	(142,915,274)	610,680	(21,788,615)	5,126,733	(7,744,256)

447,387,099	462,479,312	700,811,347	843,726,621	63,551,196	85,339,811	69,266,832	77,011,088
$449,298,707	$447,387,099	$628,340,418	$700,811,347	$64,161,876	$63,551,196	$74,393,565	$69,266,832

Statements of Changes in Net Assets  (cont’d)
Neuberger Berman Income Funds

	Municipal Intermediate Bond Fund		Strategic Income Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$5,079,590	$4,664,208	$213,505,954	$154,542,285
Net realized gain/(loss) on investments	(489,673)	(2,607,581)	10,905,838	(175,716,859)
Change in net unrealized appreciation/(depreciation) of investments	10,507,190	1,984,057	313,522,455	110,346,418
Net increase/(decrease) in net assets resulting from operations	15,097,107	4,040,684	537,934,247	89,171,844
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(224,865)	(213,210)	—	—
Trust Class	—	—	(367,783)	(350,201)
Institutional Class	(4,704,917)	(4,484,793)	(193,893,795)	(123,446,104)
Class A	(81,388)	(63,900)	(6,739,910)	(5,670,296)
Class C	(10,349)	(5,845)	(2,188,734)	(1,747,864)
Class R6	—	—	(26,642,940)	(22,758,248)
Tax return of capital:
Investor Class	(5,681)	—	—	—
Trust Class	—	—	—	(18,632)
Institutional Class	(112,464)	—	—	(6,146,611)
Class A	(2,251)	—	—	(303,433)
Class C	(410)	—	—	(109,461)
Class R6	—	—	—	(1,111,540)
Total distributions to shareholders	(5,142,325)	(4,767,748)	(229,833,162)	(161,662,390)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	633,608	12,987	—	—
Trust Class	—	—	3,596,662	652,144
Institutional Class	64,480,244	58,554,440	2,398,406,787	1,593,369,123
Class A	332,461	2,999,570	93,866,019	51,845,268
Class C	812,848	144,902	28,184,187	10,263,927
Class R6	—	—	186,721,516	77,476,984
Proceeds from reinvestment of dividends and distributions:
Investor Class	183,609	168,261	—	—
Trust Class	—	—	354,163	359,088
Institutional Class	4,061,479	3,783,483	169,884,652	109,093,955
Class A	49,494	33,522	5,080,305	4,510,212
Class C	5,737	4,841	1,976,709	1,662,278
Class R6	—	—	26,441,620	23,628,880
Payments for shares redeemed:
Investor Class	(794,879)	(1,069,345)	—	—
Trust Class	—	—	(1,461,741)	(1,648,765)
Institutional Class	(64,033,809)	(52,838,121)	(1,064,495,999)	(853,000,067)
Class A	(562,140)	(1,847,807)	(60,917,501)	(35,436,656)
Class C	(18,856)	(245,450)	(14,841,839)	(13,664,334)
Class R6	—	—	(65,804,691)	(70,697,355)
Net increase/(decrease) from Fund share transactions	5,149,796	9,701,283	1,706,990,849	898,414,682
Net Increase/(Decrease) in Net Assets	15,104,578	8,974,219	2,015,091,934	825,924,136
Net Assets:
Beginning of year	175,931,649	166,957,430	3,330,772,946	2,504,848,810
End of year	$191,036,227	$175,931,649	$5,345,864,880	$3,330,772,946
See Notes to Financial Statements

Notes to Financial Statements Income Funds
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Income Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Each Fund is diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. Emerging Markets Debt became diversified in March 2022. Three Funds offer Investor Class shares, one offers Trust Class shares, eight offer Institutional Class shares, eight offer Class A shares, eight offer Class C shares, one offers Class R3 shares, three offer Class R6 shares and one offers Class E shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds, exchange-traded options purchased and exchange-traded funds ("ETFs"), for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of OTC options is simulated pricing models and/or curve fitting that aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets, such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (generally Level 2 inputs).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: Core Bond, Emerging Markets Debt, Floating Rate Income, High Income and Strategic Income may invest in foreign securities denominated in foreign currencies. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the year ended October 31, 2024, was $2,206, $2,717, $6,259, $16 and $433 for Core Bond, High Income, Municipal High Income, Municipal Intermediate Bond and Strategic Income, respectively.
5
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at October 31, 2024 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Bond	$945,447,414	$5,256,176	$28,779,530	$(23,523,354)
Emerging Markets Debt	150,678,552	5,371,609	11,562,430	(6,190,821)
Floating Rate Income	471,508,349	3,352,540	3,819,888	(467,348)
High Income	618,468,087	15,763,580	6,058,247	9,705,333
Municipal High Income	69,800,049	909,850	6,323,282	(5,413,432)
Municipal Impact	75,687,580	252,971	2,217,140	(1,964,169)
Municipal Intermediate Bond	195,874,557	1,110,418	6,230,884	(5,120,466)
Strategic Income	5,558,398,498	55,176,254	147,800,271	(92,624,017)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in-capital.
The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:
	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Core Bond	$34,422,933	$24,911,168	$—	$—	$—	$—	$—	$—	$34,422,933	$24,911,168
Emerging Markets Debt	8,113,602	5,917,993	—	—	—	—	1,373,455	1,806,799	9,487,057	7,724,792
Floating Rate Income	38,626,230	38,761,083	—	—	—	—	—	—	38,626,230	38,761,083
High Income	46,588,244	51,264,860	—	—	—	—	20,623	—	46,608,867	51,264,860
Municipal High Income	29,478	26,844	2,408,404	2,769,496	—	—	—	—	2,437,882	2,796,340
Municipal Impact	10,001	6,865	1,971,819	1,545,695	—	—	—	—	1,981,820	1,552,560
Municipal Intermediate Bond	1,616	2,443	5,019,903	4,765,305	—	—	120,806	—	5,142,325	4,767,748
Strategic Income	229,833,162	153,972,713	—	—	—	—	—	7,689,677	229,833,162	161,662,390

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Core Bond	$1,702,576	$—	$—	$(23,523,743)	$(87,057,666)	$(207,873)	$(109,086,706)
Emerging Markets Debt	—	—	—	(6,237,476)	(43,432,911)	(24,707)	(49,695,094)
Floating Rate Income	9,566	—	—	(467,348)	(51,737,983)	(59,828)	(52,255,593)
High Income	—	—	—	9,705,333	(311,172,598)	(403,042)	(301,870,307)
Municipal High Income	—	389,616	—	(5,413,432)	(10,597,912)	(9,732)	(15,631,460)
Municipal Impact	—	8,089	—	(1,964,169)	(3,040,188)	(17,712)	(5,013,980)
Municipal Intermediate Bond	—	—	—	(5,120,466)	(5,782,023)	(50,596)	(10,953,085)
Strategic Income	7,862,231	—	—	(92,946,230)	(230,477,838)	(2,418,904)	(317,980,741)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and straddles, timing differences of fund level distributions and distribution payments, mark-to-market adjustments on swaps, futures, forward FX contracts and options, amortization of bond premium, defaulted bond adjustments, amortization of organizational expenses, tax adjustments related to swap contracts and treasury inflation protection securities ("TIPS").
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
Core Bond	$52,826,350	$34,085,320
Emerging Markets Debt	24,930,983	18,109,142
Floating Rate Income	38,256,206	13,481,777
High Income	238,526,972	72,645,626
Municipal High Income	7,147,438	3,450,474
Municipal Impact	2,954,700	85,488
Municipal Intermediate Bond	4,613,204	1,168,819
Strategic Income	201,114,351	29,138,090
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Emerging Markets Debt and Strategic Income accrue capital gains tax on unrealized and realized gains for certain securities. At October 31, 2024, Emerging Markets Debt and Strategic Income had accrued capital gains taxes of $8,227 and $2,212, respectively, which is reflected in the Statements of Assets and Liabilities. For the year ended October 31, 2024, Emerging Markets Debt and Strategic Income had realized capital gains taxes of $7,714 and $3,063, respectively, which is reflected in the Statements of Operations.

As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds that invest in foreign securities may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If an ECJ tax reclaim is "more likely than not" to not be sustained, assuming examination by tax authorities, due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, then no amounts are included in the Statements of Assets and Liabilities. Income recognized, if any, for ECJ tax reclaims would be included in "Interest and other income—unaffiliated issuers" in the Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Statements of Operations.
7
Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions to shareholders are recorded on the ex-date.
8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
10
When-issued/delayed delivery securities: Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Each Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
11
Derivative instruments: Certain Funds' use of derivatives during the year ended October 31, 2024, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at October 31, 2024. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended October 31, 2024, Core Bond used futures to manage or adjust the risk profile and investment exposure of the Fund, including to adjust the duration and yield curve exposure of the Fund’s portfolio. During year ended October 31, 2024, Emerging Markets Debt used futures for economic hedging purposes, including as a maturity or duration management device. During year ended October 31, 2024, Strategic Income used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, to adjust the duration of the Fund’s portfolio and to enhance total return.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Bond forward contracts: During the year ended October 31, 2024, Strategic Income used bond forward contracts to obtain economic exposure in the Fund to certain markets and securities. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward.
Forward foreign currency contracts: During the year ended October 31, 2024, Emerging Markets Debt used forward FX contracts to manage or adjust views on foreign exchange rate movements and currency exposure, to apply foreign exchange leverage or reduce foreign currency risk, and to gain exposure to markets where the portfolio managers believe these instruments provide better liquidity and value than bonds. During the year ended October 31, 2024, Strategic Income used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Credit default swap contracts: During the year ended October 31, 2024, Emerging Markets Debt used credit default swaps to manage or adjust credit risk of the Fund, to take advantage of the portfolio managers’ views on credit risk and market pricing of credit events and in an effort to leverage or reduce risk exposures by selling or buying protection. During the year ended October 31, 2024, Strategic Income used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Interest rate/Inflation swap contracts: During the year ended October 31, 2024, Emerging Markets Debt used interest rate swaps to manage or adjust interest rate risk of the Fund, to take advantage of the portfolio managers’ views on interest rates and market pricing of future monetary policy, to obtain exposure on a maturity horizon where bonds are illiquid or are unavailable, and to obtain leveraged or reduced rate positions. During the year ended October 31, 2024, Strategic Income used interest rate swaps and inflation swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Under the terms of interest rate/inflation swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment, or the Fund agrees to pay the swap counterparty a variable-rate payment in exchange for the counterparty’s paying the Fund a fixed-rate payment. The fixed-rate and variable-rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate/inflation swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to an interest rate/inflation swap contract fails to comply with the terms of its contract. The loss incurred due to the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/losses in conjunction with the actual net payment or receipt of such amounts. For OTC interest rate/inflation swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. The reclassifications do not impact the Fund’s total net assets or its total net increase (decrease) in net assets resulting from operations.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Total return swap contracts: During the year ended October 31, 2024, Strategic Income used total return swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.
Options: During the year ended October 31, 2024, Emerging Markets Debt used options purchased to manage or adjust views on foreign currency exposure and foreign currency implied volatility structures, to apply foreign exchange leverage, and to gain exposure to markets where the portfolio managers believe these instruments provide better liquidity and value than bonds or forward foreign currency contracts. During the year ended October 31, 2024, Strategic Income used options purchased and options written for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return.
Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund’s loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

At October 31, 2024, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Core Bond
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$3,017,039	Receivable/Payable for accumulated variation margin on futures contracts	$(4,045,857)
Emerging Markets Debt
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	162,322	Receivable/Payable for accumulated variation margin on futures contracts	(243,174)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	1,880,363	Payable for forward foreign currency contracts	(1,398,945)
Centrally cleared swaps
Interest rate risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	91,344	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(440,127)
Credit Risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	122,847	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—
Total centrally cleared swaps		214,191		(440,127)
Over-the-counter swaps
Interest rate risk	Over-the-counter swap contracts, at value(a)	—	Over-the-counter swap contracts, at value(a)	(22,580)
Options purchased
Currency risk	Investments in securities, at value	21,776	—	—
Strategic Income
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	22,777,381	Receivable/Payable for accumulated variation margin on futures contracts	(8,811,861)
Bond forwards
Interest rate risk	Receivable for bond forward contracts	1,526	Payable for bond forward contracts	(298,413)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	12,554,495	Payable for forward foreign currency contracts	(2,826,509)

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Centrally cleared swaps
Interest rate risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	$152,845	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	$(96,965)
Credit Risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(112,586)
Total centrally cleared swaps		152,845		(209,551)
Over-the-counter swaps
Credit Risk	Over-the-counter swap contracts, at value(a)	—	Over-the-counter swap contracts, at value(a)	(2,457,091)

(a)
"Centrally cleared swaps" and "over-the counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap and over-the-counter swap contracts plus accrued interest as of October 31, 2024.

The impact of the use of these derivative instruments on the Statements of Operations during the year ended October 31, 2024, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Core Bond
Futures
Interest rate risk	$905,015	$(450,161)
Emerging Markets Debt
Futures
Interest rate risk	275,748	85,097
Forward FX contracts
Currency risk	(826,583)	460,749
Swaps
Interest rate risk	(846,091)	258,981
Credit Risk	(26,471)	(27,325)
Total swaps	(872,562)	231,656
Options purchased
Currency risk	-	6,211

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Strategic Income
Futures
Interest rate risk	$17,265,872	$(3,886,800)
Forward FX contracts
Currency risk	(11,156,474)	9,616,620
Bond forwards
Interest rate risk	1,497,142	(137,002)
Swaps
Interest rate risk	15,353,992	(462,869)
Credit Risk	2,924,767	2,943,384
Total swaps	18,278,759	2,480,515

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Bond Forwards	Settlement of bond forward contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Bond forwards	Bond forward contracts
Swaps	Swap contracts
Options purchased	Investment securities of unaffiliated issuers
While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Floating Rate Income, High Income, Municipal High Income, Municipal Impact and Municipal Intermediate Bond did not hold any derivative instruments during the year ended October 31, 2024 that require additional disclosures pursuant to ASC 815.
12
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
During the year ended October 31, 2024, the Funds did not participate in securities lending.
13
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Emerging Markets Debt and Strategic Income held one or more of these investments at October 31, 2024. The Funds' OTC derivative assets and liabilities at fair value by type are reported gross in the Statements of Assets and Liabilities. The following tables present derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of October 31, 2024.
Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Emerging Markets Debt
Forward FX contracts	$1,880,363	$(1,398,945)
Over-the-counter swap contracts	—	(22,580)
Over-the-counter options purchased	21,776	—
Total	$1,902,139	$(1,421,525)
Strategic Income
Bond Forward Contracts	$1,526	$(298,413)
Forward FX contracts	12,554,495	(2,826,509)
Over-the-counter swap contracts	—	(2,457,091)
Total	$12,556,021	$(5,582,013)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Emerging Markets Debt
BCB	$91,185	$(91,185)	$—	$—	$(303,390)	$91,185	$160,000	$(52,205)
BNP	191,002	(191,002)	—	—	(221,780)	191,002	—	(30,778)
CITI	415,456	(130,075)	(120,000)	165,381	(130,075)	130,075	—	—
DB	81,921	(81,921)	—	—	(82,400)	81,921	—	(479)
GSI	341,219	(152,825)	—	188,394	(152,825)	152,825	—	—
HSBC	35,552	(32,115)	—	3,437	(32,115)	32,115	—	—

Gross Amounts Not Offset in the Statements of Assets and Liabilities: (cont’d)
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
JPM	$230,604	$(230,604)	$—	$—	$(416,624)	$230,604	$80,000	$(106,020)
MS	26,320	(26,320)	—	—	(52,558)	26,320	—	(26,238)
SCB	446,502	(23,133)	—	423,369	(23,133)	23,133	—	—
SSB	42,378	(6,625)	—	35,753	(6,625)	6,625	—	—
Total	$1,902,139	$(965,805)	$(120,000)	$816,334	$(1,421,525)	$965,805	$240,000	$(215,720)
Strategic Income
BCB	$11,842	$(11,842)	$—	$—	$(151,530)	$11,842	$100,000	$(39,688)
CITI	4,995,582	(358,165)	(4,637,417)	—	(358,165)	358,165	—	—
DB	3,895,521	—	(3,895,521)	—	—	—	—	—
GSI	1,348,282	(1,348,282)	—	—	(3,473,019)	1,348,282	2,124,737	—
HSBC	41,228	(27,591)	—	13,637	(27,591)	27,591	—	—
JPM	2,182,359	(1,549,886)	—	632,473	(1,549,886)	1,549,886	—	—
MS	27,877	(21,822)	—	6,055	(21,822)	21,822	—	—
SCB	53,330	—	—	53,330	—	—	—	—
Total	$12,556,021	$(3,317,588)	$(8,532,938)	$705,495	$(5,582,013)	$3,317,588	$2,224,737	$(39,688)

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of October 31, 2024, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of October 31, 2024.

14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
15
Investment in other funds managed by Neuberger Berman Investment Advisers LLC: Through October 31, 2024, Strategic Income invested in Neuberger Berman Global Monthly Income Fund Ltd. (the "Underlying Fund") via a secondary market transaction (See Note F).
For Strategic Income’s investment in the Underlying Fund, NBIA waived a portion of its management fee equal to the management fee it received from the Underlying Fund on those assets (the "Arrangement"). For the year ended October 31, 2024, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Investment management fees waived." For the year ended October 31, 2024, income earned from the Underlying Fund on Strategic Income’s investments is reflected in the Statements of Operations under the caption "Dividend income-affiliated issuers." For the year ended October 31, 2024, management fees waived under this Arrangement and distributions from income and capital gains received from Strategic Income’s investments in the Underlying Fund were as follows:
	Management Fees Waived	Distributions from Income and Capital Gains
Strategic Income	$ 940	$ 22,189
16
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
17
Unfunded loan commitments: The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of October 31, 2024, the value of unfunded loan commitments was $836,115 for Floating Rate Income, pursuant to the following loan agreements:

Floating Rate Income
Borrower	Principal Amount	Value
Focus Financial Partners LLC, Term Loan DD, (3 mo. USD Term SOFR), due 9/15/2031(a)	$218,218	$218,317
Hanger, Inc., Term Loan DD, (1 mo. USD Term SOFR), due 10/16/2031(a)	181,369	181,445
Raven Acquisition Holdings LLC, Term Loan DD, (1 mo. USD Term SOFR), due 10/24/2031(a)	149,000	148,014
Ryan LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.50%), 3.50%, due 11/14/2030(a)	153,333	152,902
Viant Medical Holdings, Inc., Term Loan DD, (1 mo. USD Term SOFR), due 10/17/2031(a)	135,099	135,437

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of October 31, 2024.

18
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
   Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA an investment management fee as a percentage of average daily net assets according to the following table:

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Thereafter
Core Bond	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.15%
Emerging Markets Debt	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Floating Rate Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
High Income(a)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Municipal High Income	0.40%	0.40%	0.375%	0.375%	0.35%	0.325%	0.30%
Municipal Impact	0.25%	0.25%	0.225%	0.225%	0.20%	0.175%	0.15%
Municipal Intermediate Bond	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Thereafter
Strategic Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

(a)
NBIA has contractually agreed to waive its Class E management fee for the below Fund. This undertaking lasts until October 31, 2025 and may not be terminated during its term without the consent of the Board.
Management fees contractually waived pursuant to this waiver for Class E are not subject to recovery by
NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Year Ended October 31, 2024
High Income	0.48%	1/11/2022	$ 89,342
Accordingly, for the year ended October 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.
Effective Rate
Core Bond	0.18%
High Income	0.48%(a)
Municipal High Income	0.40%
Municipal Impact	0.25%
Strategic Income	0.40%(b)

(a)	After waivers, 0.47% annual effective net rate of the Fund’s average daily net assets.
(b)	After management fee waiver (Note A), 0.40% annual effective net rate of the Fund's average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Investment management fees waived."
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class of Strategic Income; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations.

At October 31, 2024, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:
			Expenses Reimbursed in Year Ended October 31,
			2022	2023	2024
			Subject to Repayment until October 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Core Bond Investor Class	0.78%	10/31/27	$17,290	$14,528	$15,647
Core Bond Institutional Class	0.38%	10/31/27	219,953	232,273	187,968
Core Bond Class A	0.78%	10/31/27	3,834	3,727	538
Core Bond Class C	1.53%	10/31/27	511	618	391
Core Bond Class R6	0.28%	10/31/27	4,462	10,361	13,006
Emerging Markets Debt Institutional Class	0.78%	10/31/27	347,064	343,109	334,209
Emerging Markets Debt Class A	1.15%	10/31/27	1,777	1,956	1,872
Emerging Markets Debt Class C	1.90%	10/31/27	1,843	2,016	2,219
Floating Rate Income Institutional Class	0.60%	10/31/27	494,544	449,378	361,391
Floating Rate Income Class A	0.97%	10/31/27	15,422	18,698	17,660
Floating Rate Income Class C	1.72%	10/31/27	8,329	6,780	5,109
High Income Investor Class	1.00%	10/31/27	—	—	—
High Income Institutional Class	0.75%	10/31/27	—	—	—
High Income Class A	1.12%	10/31/27	—	—	—
High Income Class C	1.87%	10/31/27	—	—	—
High Income Class R3	1.37%	10/31/27	—	—	—
High Income Class R6	0.65%	10/31/27	—	—	—
Municipal High Income Institutional Class	0.50%	10/31/27	368,149	345,088	337,865
Municipal High Income Class A	0.87%	10/31/27	6,041	4,146	6,904
Municipal High Income Class C	1.62%	10/31/27	2,728	290	1,965
Municipal Impact Institutional Class	0.43%	10/31/27	315,217	310,517	319,045
Municipal Impact Class A	0.80%	10/31/27	2,788	445	2,185
Municipal Impact Class C	1.55%	10/31/27	2,471	295	1,565
Municipal Intermediate Bond Investor Class	0.45%	10/31/27	22,599	17,677	21,347
Municipal Intermediate Bond Institutional Class	0.30%	10/31/27	306,017	308,562	311,393
Municipal Intermediate Bond Class A	0.67%	10/31/27	5,749	4,759	7,571
Municipal Intermediate Bond Class C	1.42%	10/31/27	4,207	244	2,364
Strategic Income Trust Class	0.94%	10/31/27	4,533	3,707	5,803
Strategic Income Institutional Class	0.59%	10/31/27	148,484	87,652	—
Strategic Income Class A	0.99%	10/31/27	—	—	—
Strategic Income Class C	1.69%	10/31/27	18,239	11,667	8,764
Strategic Income Class R6	0.49%	10/31/27	40,769	22,907	—

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the year ended October 31, 2024, the following class(es) repaid NBIA under their respective contractual expense limitation agreement(s) as follows:
Class	Expenses Repaid to NBIA
Strategic Income Institutional Class	$263,167
Strategic Income Class R6	30,130
Neuberger Berman Europe Limited ("NBEL"), as the sub-adviser to Emerging Markets Debt, is retained by NBIA to choose the Fund’s investments and handle its day-to-day business for the portion of the Fund’s assets allocated to it by NBIA, and receives a monthly fee paid by NBIA. As investment manager, NBIA is responsible for overseeing the investment activities of NBEL. Several individuals who are Officers and/or Trustees of the Trust are also employees of NBEL and/or NBIA.
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from Core Bond’s Investor Class, Strategic Income’s Trust Class, High Income’s Class R3, and each Fund’s Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.25% of Core Bond Investor Class’, and each Fund's Class A's average daily net assets; 0.10% of Strategic Income Trust Class’ average daily net assets; 0.50% of High Income Class R3’s average daily net assets; and 1.00% of each Fund's Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of each Fund (except Strategic Income) are generally sold with an initial sales charge of up to 4.25%. Effective May 6, 2024, the initial sales charge for Class A shares of Strategic Income changed from up to 4.25% to up to 2.50%. Class A shares of each Fund (except Strategic Income) are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Effective May 6, 2024, a CDSC of 0.75% applies to certain redemptions made within 18 months following purchases of $250,000 or more without an initial sales charge for Class A shares of Strategic Income. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the year ended October 31, 2024, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:
	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Core Bond Class A	$1,043	$—	$—	$—
Core Bond Class C	—	1,009	—	—
Emerging Markets Debt Class A	107	—	—	—

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Emerging Markets Debt Class C	$—	$—	$—	$—
Floating Rate Income Class A	3,607	—	—	—
Floating Rate Income Class C	—	100	—	—
High Income Class A	257	—	—	—
High Income Class C	—	—	—	—
Municipal High Income Class A	25	—	—	—
Municipal High Income Class C	—	—	—	—
Municipal Impact Class A	—	—	—	—
Municipal Impact Class C	—	—	—	—
Municipal Intermediate Bond Class A	104	—	—	—
Municipal Intermediate Bond Class C	—	—	—	—
Strategic Income Class A	46,549	—	—	—
Strategic Income Class C	—	10,249	—	—
Note C—Securities Transactions:
During the year ended October 31, 2024, there were purchase and sale transactions of long-term securities (excluding swaps, bond forwards, forward FX contracts, futures and options written) as follows:
	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
Core Bond	$910,600,145	$532,790,904	$710,982,851	$452,919,476
Emerging Markets Debt	—	84,465,184	—	88,665,368
Floating Rate Income	—	333,439,799	—	330,922,646
High Income	—	655,120,283	15,122,805	764,425,202
Municipal High Income	—	73,834,461	—	79,251,319
Municipal Impact	—	54,460,504	—	51,978,884
Municipal Intermediate Bond	—	167,346,318	—	160,886,175
Strategic Income	1,821,659,927	2,582,092,763	1,470,114,641	1,488,649,134
During the year ended October 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended October 31, 2024, and October 31, 2023, was as follows:
	For the Year Ended October 31, 2024				For the Year Ended October 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Core Bond
Investor Class	191,040	44,173	(142,065)	93,148	47,567	40,840	(143,374)	(54,967)

	For the Year Ended October 31, 2024				For the Year Ended October 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Class	43,111,535	3,233,692	(28,687,334)	17,657,893	37,659,741	2,406,677	(20,926,489)	19,139,929
Class A	710,869	102,675	(647,297)	166,247	806,393	76,791	(505,144)	378,040
Class C	190,984	9,909	(56,168)	144,725	158,793	5,711	(41,891)	122,613
Class R6	13,363,206	215,538	(1,037,899)	12,540,845	1,696,949	80,850	(525,614)	1,252,185
Emerging Markets Debt
Institutional Class	3,372,064	1,359,228	(5,550,216)	(818,924)	12,233,788	1,142,975	(8,223,038)	5,153,725
Class A	861,914	4,416	(820,814)	45,516	331,013	3,050	(345,607)	(11,544)
Class C	15,682	6,680	(37,461)	(15,099)	43,953	4,892	(24,285)	24,560
Floating Rate Income
Institutional Class	17,156,121	3,914,051	(21,563,234)	(493,062)	19,320,640	4,019,182	(26,411,575)	(3,071,753)
Class A	3,090,789	97,205	(3,281,473)	(93,479)	2,051,598	89,899	(1,772,436)	369,061
Class C	129,308	42,910	(190,209)	(17,991)	72,662	50,120	(247,478)	(124,696)
High Income
Investor Class	285,832	475,755	(1,261,859)	(500,272)	863,817	511,955	(2,195,608)	(819,836)
Institutional Class	12,298,866	3,614,855	(32,083,988)	(16,170,267)	21,274,589	4,288,812	(40,184,071)	(14,620,670)
Class A	4,638,882	87,748	(4,790,526)	(63,896)	9,854,347	75,019	(10,024,929)	(95,563)
Class C	13,105	15,407	(118,200)	(89,688)	23,749	20,625	(128,373)	(83,999)
Class R3	53,600	14,039	(68,721)	(1,082)	26,956	11,887	(20,272)	18,571
Class R6	1,340,480	1,097,276	(2,830,250)	(392,494)	3,368,510	1,084,905	(6,173,455)	(1,720,040)
Class E	681,203	188,708	(350,474)	519,437	439,484	163,193	(276,371)	326,306
Municipal High Income
Institutional Class	1,549,356	256,163	(2,496,455)	(690,936)	2,383,211	302,581	(4,952,341)	(2,266,549)
Class A	4,634	1,853	(23,975)	(17,488)	7,409	2,186	(16,931)	(7,336)
Class C	5,572	213	(2,436)	3,349	—	151	(4,989)	(4,838)
Municipal Impact
Institutional Class	924,641	109,988	(948,030)	86,599	1,118,746	87,606	(1,658,440)	(452,088)
Class A	—	128	(1,559)	(1,431)	1,889	152	(2,474)	(433)
Class C	—	13	(398)	(385)	594	42	(6,172)	(5,536)
Municipal Intermediate Bond
Investor Class	58,205	16,758	(72,603)	2,360	1,195	15,636	(98,927)	(82,096)
Institutional Class	5,919,570	370,994	(5,842,282)	448,282	5,440,281	351,677	(4,914,468)	877,490
Class A	30,544	4,526	(51,441)	(16,371)	278,929	3,130	(173,033)	109,026
Class C	74,384	524	(1,713)	73,195	13,581	450	(22,921)	(8,890)
Strategic Income
Trust Class	360,792	36,101	(147,893)	249,000	67,954	37,653	(172,313)	(66,706)
Institutional Class	244,641,680	17,317,849	(108,895,676)	153,063,853	166,904,188	11,457,868	(89,776,324)	88,585,732
Class A	9,556,217	517,547	(6,228,013)	3,845,751	5,400,580	472,855	(3,714,935)	2,158,500
Class C	2,870,812	201,623	(1,514,420)	1,558,015	1,076,586	174,345	(1,434,326)	(183,395)
Class R6	18,862,504	2,699,222	(6,741,111)	14,820,615	8,109,427	2,480,372	(7,422,206)	3,167,593
Note E—Line of Credit:
At October 31, 2024, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at October 31, 2024.
During the year ended October 31, 2024, the following Fund had borrowings under the Credit Facility:
Fund	Number of Days Borrowed	Greatest Amount Borrowed	Average Interest Rate	Interest Paid
Floating Rate Income	16	$13,800,000	6.41%	$31,415
Note F—Investments in Affiliates(a):
	Value at October 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at October 31, 2024	Value at October 31, 2024
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$578,674	$848,913	$1,428,211	$120,991	$(84,627)	$22,189	48,204	$35,740
Sub-total for securities no longer affiliated as of 10/31/24(c)	$578,674	$848,913	$1,428,211	$120,991	$(84,627)	$22,189		$35,740

(a)	Affiliated persons, as defined in the 1940 Act.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(c)	At October 31, 2024, these securities amounted to less than 0.05% of net assets of Strategic Income.
Note G—Recent Accounting Pronouncements:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management has elected to early adopt ASU 2022-03.
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01,"Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Funds' financial statements.

This page has been left blank intentionally

Financial Highlights
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Core Bond Fund
Investor Class
10/31/2024	$8.28	$0.33	$0.58	$0.91	$(0.37)	$—	$—
10/31/2023	$8.61	$0.32	$(0.31)	$0.01	$(0.34)	$—	$—
10/31/2022	$10.61	$0.20	$(1.94)	$(1.74)	$(0.26)	$—	$—
10/31/2021	$10.91	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—
10/31/2020	$10.51	$0.23	$0.47	$0.70	$(0.30)	$—	$—

Institutional Class
10/31/2024	$8.30	$0.37	$0.57	$0.94	$(0.41)	$—	$—
10/31/2023	$8.62	$0.35	$(0.30)	$0.05	$(0.37)	$—	$—
10/31/2022	$10.63	$0.24	$(1.96)	$(1.72)	$(0.29)	$—	$—
10/31/2021	$10.94	$0.17	$(0.03)	$0.14	$(0.27)	$(0.18)	$—
10/31/2020	$10.53	$0.27	$0.49	$0.76	$(0.35)	$—	$—

Class A
10/31/2024	$8.27	$0.33	$0.57	$0.90	$(0.37)	$—	$—
10/31/2023	$8.59	$0.32	$(0.30)	$0.02	$(0.34)	$—	$—
10/31/2022	$10.60	$0.20	$(1.96)	$(1.76)	$(0.25)	$—	$—
10/31/2021	$10.90	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—
10/31/2020	$10.50	$0.23	$0.47	$0.70	$(0.30)	$—	$—

Class C
10/31/2024	$8.28	$0.26	$0.58	$0.84	$(0.31)	$—	$—
10/31/2023	$8.60	$0.25	$(0.30)	$(0.05)	$(0.27)	$—	$—
10/31/2022	$10.61	$0.13	$(1.96)	$(1.83)	$(0.18)	$—	$—
10/31/2021	$10.91	$0.05	$(0.02)	$0.03	$(0.15)	$(0.18)	$—
10/31/2020	$10.51	$0.15	$0.47	$0.62	$(0.22)	$—	$—

Class R6
10/31/2024	$8.30	$0.37	$0.59	$0.96	$(0.42)	$—	$—
10/31/2023	$8.62	$0.36	$(0.30)	$0.06	$(0.38)	$—	$—
10/31/2022	$10.63	$0.26	$(1.97)	$(1.71)	$(0.30)	$—	$—
10/31/2021	$10.94	$0.18	$(0.03)	$0.15	$(0.28)	$(0.18)	$—
10/31/2020	$10.53	$0.28	$0.49	$0.77	$(0.36)	$—	$—
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.37)	$8.82	11.09%[d]	$10.9	0.94%	0.78%	3.75%	156%
$(0.34)	$8.28	(0.07)%[d]	$9.4	0.92%	0.78%	3.59%	159%[e]
$(0.26)	$8.61	(16.65)%	$10.3	0.93%	0.78%	2.04%	164%[e]
$(0.41)	$10.61	0.97%[d]	$13.7	0.88%	0.78%	1.17%	151%[e]
$(0.30)	$10.91	6.76%	$14.1	0.99%	0.80%	2.12%	111%[e]

$(0.41)	$8.83	11.40%[d]	$748.3	0.41%	0.38%	4.14%	156%
$(0.37)	$8.30	0.46%[d]	$556.4	0.43%	0.38%	4.01%	159%[e]
$(0.29)	$8.62	(16.37)%	$413.1	0.43%	0.38%	2.42%	164%[e]
$(0.45)	$10.63	1.28%[d]	$578.1	0.43%	0.38%	1.56%	151%[e]
$(0.35)	$10.94	7.28%	$473.5	0.46%	0.40%	2.51%	111%[e]

$(0.37)	$8.80	10.98%[d]	$23.8	0.79%	0.78%	3.75%	156%
$(0.34)	$8.27	0.05%[d]	$21.0	0.80%	0.78%	3.60%	159%[e]
$(0.25)	$8.59	(16.76)%	$18.5	0.80%	0.78%	2.06%	164%[e]
$(0.41)	$10.60	0.97%[d]	$22.6	0.80%	0.78%	1.16%	151%[e]
$(0.30)	$10.90	6.76%	$23.0	0.84%	0.80%	2.11%	111%[e]

$(0.31)	$8.81	10.14%[d]	$3.9	1.54%	1.53%	2.99%	156%
$(0.27)	$8.28	(0.70)%[d]	$2.5	1.56%	1.53%	2.85%	159%[e]
$(0.18)	$8.60	(17.37)%	$1.5	1.58%	1.53%	1.33%	164%[e]
$(0.33)	$10.61	0.22%[d]	$1.4	1.57%	1.53%	0.43%	151%[e]
$(0.22)	$10.91	5.97%	$2.1	1.59%	1.55%	1.39%	111%[e]

$(0.42)	$8.84	11.63%[d]	$135.4	0.31%	0.28%	4.19%	156%
$(0.38)	$8.30	0.56%[d]	$23.0	0.34%	0.28%	4.13%	159%[e]
$(0.30)	$8.62	(16.29)%	$13.1	0.34%	0.28%	2.78%	164%[e]
$(0.46)	$10.63	1.39%[d]	$7.2	0.33%	0.29%	1.64%	151%[e]
$(0.36)	$10.94	7.38%	$3.1	0.37%	0.30%	2.63%	111%[e]

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Emerging Markets Debt Fund
Institutional Class
10/31/2024	$6.41	$0.45	$0.43	$0.88	$(0.37)	$—	$(0.06)
10/31/2023	$6.10	$0.39	$0.31	$0.70	$(0.30)	$—	$(0.09)
10/31/2022	$8.15	$0.35	$(2.06)	$(1.71)	$(0.20)	$—	$(0.14)
10/31/2021	$8.20	$0.35	$(0.06)	$0.29	$(0.34)	$—	$—
10/31/2020	$8.63	$0.39	$(0.45)	$(0.06)	$(0.13)	$—	$(0.24)

Class A
10/31/2024	$6.41	$0.42	$0.42	$0.84	$(0.34)	$—	$(0.06)
10/31/2023	$6.09	$0.37	$0.31	$0.68	$(0.27)	$—	$(0.09)
10/31/2022	$8.14	$0.32	$(2.06)	$(1.74)	$(0.17)	$—	$(0.14)
10/31/2021	$8.19	$0.31	$(0.05)	$0.26	$(0.31)	$—	$—
10/31/2020	$8.62	$0.36	$(0.45)	$(0.09)	$(0.10)	$—	$(0.24)

Class C
10/31/2024	$6.41	$0.37	$0.42	$0.79	$(0.29)	$—	$(0.06)
10/31/2023	$6.09	$0.32	$0.31	$0.63	$(0.22)	$—	$(0.09)
10/31/2022	$8.14	$0.27	$(2.06)	$(1.79)	$(0.12)	$—	$(0.14)
10/31/2021	$8.20	$0.25	$(0.06)	$0.19	$(0.25)	$—	$—
10/31/2020	$8.62	$0.29	$(0.43)	$(0.14)	$(0.04)	$—	$(0.24)

Floating Rate Income Fund
Institutional Class
10/31/2024	$9.27	$0.81	$0.16	$0.97	$(0.81)	$—	$—
10/31/2023	$9.05	$0.79	$0.23	$1.02	$(0.80)	$—	$—
10/31/2022	$9.80	$0.48	$(0.77)	$(0.29)	$(0.46)	$—	$—
10/31/2021	$9.40	$0.36	$0.40	$0.76	$(0.36)	$—	$—
10/31/2020	$9.55	$0.41	$(0.15)	$0.26	$(0.41)	$—	$(0.00)

Class A
10/31/2024	$9.27	$0.77	$0.17	$0.94	$(0.78)	$—	$—
10/31/2023	$9.05	$0.76	$0.23	$0.99	$(0.77)	$—	$—
10/31/2022	$9.80	$0.43	$(0.75)	$(0.32)	$(0.43)	$—	$—
10/31/2021	$9.40	$0.32	$0.40	$0.72	$(0.32)	$—	$—
10/31/2020	$9.55	$0.37	$(0.15)	$0.22	$(0.37)	$—	$(0.00)
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.43)	$6.86	13.92%	$146.5	1.01%	0.78%	6.56%	60%
$(0.39)	$6.41	11.36%	$142.3	1.05%	0.79%	5.94%	66%
$(0.34)	$6.10	(21.48)%	$103.8	1.02%	0.81%	4.91%	55%
$(0.34)	$8.15	3.49%	$222.8	0.96%	0.79%	4.08%	59%
$(0.37)	$8.20	(0.62)%	$153.0	1.02%	0.79%[f]	4.69%	86%

$(0.40)	$6.85	13.24%	$0.8	1.44%	1.15%	5.90%	60%
$(0.36)	$6.41	11.13%	$0.4	1.60%	1.16%	5.54%	66%
$(0.31)	$6.09	(21.82)%	$0.5	1.55%	1.16%	4.60%	55%
$(0.31)	$8.14	3.10%	$0.5	1.39%	1.16%	3.69%	59%
$(0.34)	$8.19	(1.01)%	$1.3	1.42%	1.16%[f]	4.33%	86%

$(0.35)	$6.85	12.50%	$0.8	2.15%	1.90%	5.42%	60%
$(0.31)	$6.41	10.31%	$0.8	2.19%	1.91%	4.81%	66%
$(0.26)	$6.09	(22.39)%	$0.6	2.19%	1.91%	3.86%	55%
$(0.25)	$8.14	2.21%	$0.6	2.12%	1.91%	2.95%	59%
$(0.28)	$8.20	(1.62)%	$0.5	2.16%	1.91%[f]	3.52%	86%

$(0.81)	$9.43	10.83%	$429.5	0.70%	0.61%[f]	8.60%	76%
$(0.80)	$9.27	11.67%	$426.9	0.71%	0.60%	8.61%	52%
$(0.46)	$9.05	(2.96)%	$444.7	0.72%	0.60%[f]	5.04%	46%
$(0.36)	$9.80	8.12%	$341.3	0.80%	0.62%	3.67%	49%
$(0.41)	$9.40	2.82%	$149.4	0.93%	0.70%	4.41%	81%

$(0.78)	$9.43	10.42%	$14.2	1.09%	0.98%[f]	8.21%	76%
$(0.77)	$9.27	11.27%	$14.8	1.11%	0.97%	8.28%	52%
$(0.43)	$9.05	(3.33)%	$11.1	1.11%	0.97%[f]	4.59%	46%
$(0.32)	$9.80	7.72%	$10.6	1.20%	0.99%	3.29%	49%
$(0.37)	$9.40	2.45%	$7.0	1.34%	1.07%	4.00%	81%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Floating Rate Income Fund (cont’d)
Class C
10/31/2024	$9.27	$0.70	$0.15	$0.85	$(0.70)	$—	$—
10/31/2023	$9.05	$0.69	$0.23	$0.92	$(0.70)	$—	$—
10/31/2022	$9.79	$0.36	$(0.74)	$(0.38)	$(0.36)	$—	$—
10/31/2021	$9.40	$0.25	$0.39	$0.64	$(0.25)	$—	$—
10/31/2020	$9.55	$0.31	$(0.16)	$0.15	$(0.30)	$—	$(0.00)

High Income Bond Fund
Investor Class
10/31/2024	$7.09	$0.52	$0.56	$1.08	$(0.52)	$—	$(0.00)
10/31/2023	$7.28	$0.48	$(0.19)	$0.29	$(0.48)	$—	$—
10/31/2022	$8.68	$0.40	$(1.39)	$(0.99)	$(0.41)	$—	$—
10/31/2021	$8.33	$0.40	$0.36	$0.76	$(0.41)	$—	$—
10/31/2020	$8.52	$0.41	$(0.18)	$0.23	$(0.42)	$—	$—

Institutional Class
10/31/2024	$7.10	$0.53	$0.56	$1.09	$(0.53)	$—	$(0.00)
10/31/2023	$7.29	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.69	$0.41	$(1.39)	$(0.98)	$(0.42)	$—	$—
10/31/2021	$8.34	$0.42	$0.36	$0.78	$(0.43)	$—	$—
10/31/2020	$8.53	$0.43	$(0.19)	$0.24	$(0.43)	$—	$—

Class A
10/31/2024	$7.09	$0.50	$0.56	$1.06	$(0.50)	$—	$(0.00)
10/31/2023	$7.28	$0.47	$(0.19)	$0.28	$(0.47)	$—	$—
10/31/2022	$8.68	$0.38	$(1.39)	$(1.01)	$(0.39)	$—	$—
10/31/2021	$8.33	$0.38	$0.36	$0.74	$(0.39)	$—	$—
10/31/2020	$8.52	$0.39	$(0.19)	$0.20	$(0.39)	$—	$—

Class C
10/31/2024	$7.10	$0.44	$0.56	$1.00	$(0.44)	$—	$(0.00)
10/31/2023	$7.30	$0.41	$(0.20)	$0.21	$(0.41)	$—	$—
10/31/2022	$8.70	$0.33	$(1.40)	$(1.07)	$(0.33)	$—	$—
10/31/2021	$8.34	$0.32	$0.37	$0.69	$(0.33)	$—	$—
10/31/2020	$8.54	$0.33	$(0.19)	$0.14	$(0.34)	$—	$—

Class R3
10/31/2024	$7.10	$0.48	$0.56	$1.04	$(0.48)	$—	$(0.00)
10/31/2023	$7.29	$0.45	$(0.19)	$0.26	$(0.45)	$—	$—
10/31/2022	$8.69	$0.37	$(1.40)	$(1.03)	$(0.37)	$—	$—
10/31/2021	$8.34	$0.36	$0.36	$0.72	$(0.37)	$—	$—
10/31/2020	$8.53	$0.37	$(0.18)	$0.19	$(0.38)	$—	$—
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.70)	$9.42	9.49%	$5.6	1.83%	1.73%[f]	7.48%	76%
$(0.70)	$9.27	10.44%	$5.7	1.83%	1.72%	7.48%	52%
$(0.36)	$9.05	(3.97)%	$6.7	1.84%	1.72%[f]	3.82%	46%
$(0.25)	$9.79	6.81%	$6.2	1.94%	1.75%	2.54%	49%
$(0.30)	$9.40	1.68%	$5.6	2.06%	1.82%	3.30%	81%

$(0.52)	$7.65	15.52%	$54.8	0.88%	0.88%	6.86%	102%
$(0.48)	$7.09	4.03%[d]	$54.4	0.87%	0.87%	6.61%	72%
$(0.41)	$7.28	(11.62)%	$61.8	0.87%	0.87%[g]	5.09%	72%
$(0.41)	$8.68	9.21%[d]	$73.7	0.85%	0.85%[g]	4.63%	98%
$(0.42)	$8.33	2.85%	$76.5	0.85%	0.85%	4.99%	115%

$(0.53)	$7.66	15.71%	$412.7	0.71%	0.71%	7.03%	102%
$(0.50)	$7.10	4.20%[d]	$497.2	0.71%	0.71%	6.76%	72%
$(0.42)	$7.29	(11.46)%	$617.3	0.71%	0.71%[g]	5.17%	72%
$(0.43)	$8.69	9.38%[d]	$1,120.2	0.69%	0.69%[g]	4.79%	98%
$(0.43)	$8.34	3.02%	$1,148.7	0.69%	0.69%	5.14%	115%

$(0.50)	$7.65	15.28%	$12.8	1.10%	1.10%	6.62%	102%
$(0.47)	$7.09	3.79%[d]	$12.3	1.11%	1.11%	6.48%	72%
$(0.39)	$7.28	(11.85)%	$13.3	1.12%	1.12%[g,h]	4.76%	72%
$(0.39)	$8.68	8.91%[d]	$17.2	1.12%	1.12%[g]	4.34%	98%
$(0.39)	$8.33	2.56%	$18.2	1.12%	1.12%[h]	4.69%	115%

$(0.44)	$7.66	14.39%	$2.0	1.87%	1.87%	5.87%	102%
$(0.41)	$7.10	2.88%[d]	$2.5	1.86%	1.86%	5.63%	72%
$(0.33)	$7.30	(12.45)%	$3.2	1.85%	1.85%[g]	4.06%	72%
$(0.33)	$8.70	8.27%[d]	$5.0	1.83%	1.83%[g]	3.65%	98%
$(0.34)	$8.34	1.74%	$5.9	1.82%	1.82%	4.04%	115%

$(0.48)	$7.66	14.97%	$1.6	1.35%	1.35%	6.39%	102%
$(0.45)	$7.10	3.53%[d]	$1.5	1.36%	1.36%	6.13%	72%
$(0.37)	$7.29	(12.04)%	$1.4	1.36%	1.36%[g]	4.60%	72%
$(0.37)	$8.69	8.68%[d]	$1.8	1.33%	1.33%[g]	4.14%	98%
$(0.38)	$8.34	2.35%	$1.8	1.34%	1.34%	4.49%	115%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
High Income Bond Fund (cont’d)
Class R6
10/31/2024	$7.11	$0.54	$0.56	$1.10	$(0.54)	$—	$(0.00)
10/31/2023	$7.30	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.70	$0.42	$(1.39)	$(0.97)	$(0.43)	$—	$—
10/31/2021	$8.35	$0.43	$0.35	$0.78	$(0.43)	$—	$—
10/31/2020	$8.54	$0.43	$(0.18)	$0.25	$(0.44)	$—	$—

Class E
10/31/2024	$7.10	$0.58	$0.56	$1.14	$(0.58)	$—	$(0.00)
10/31/2023	$7.29	$0.54	$(0.19)	$0.35	$(0.54)	$—	$—
Period from 1/11/2022[i] to 10/31/2022	$8.61	$0.38	$(1.31)	$(0.93)	$(0.39)	$—	$—

Municipal High Income Fund
Institutional Class
10/31/2024	$8.49	$0.36	$0.98	$1.34	$(0.36)	$—	$—
10/31/2023	$8.74	$0.34	$(0.25)	$0.09	$(0.34)	$—	$—
10/31/2022	$10.82	$0.28	$(2.07)	$(1.79)	$(0.29)	$—	$—
10/31/2021	$10.32	$0.30	$0.50	$0.80	$(0.30)	$—	$—
10/31/2020	$10.59	$0.31	$(0.27)	$0.04	$(0.31)	$—	$—

Class A
10/31/2024	$8.49	$0.32	$0.97	$1.29	$(0.32)	$—	$—
10/31/2023	$8.74	$0.30	$(0.24)	$0.06	$(0.31)	$—	$—
10/31/2022	$10.81	$0.25	$(2.07)	$(1.82)	$(0.25)	$—	$—
10/31/2021	$10.31	$0.26	$0.50	$0.76	$(0.26)	$—	$—
10/31/2020	$10.58	$0.28	$(0.27)	$0.01	$(0.28)	$—	$—

Class C
10/31/2024	$8.50	$0.25	$0.98	$1.23	$(0.25)	$—	$—
10/31/2023	$8.75	$0.23	$(0.24)	$(0.01)	$(0.24)	$—	$—
10/31/2022	$10.83	$0.17	$(2.07)	$(1.90)	$(0.18)	$—	$—
10/31/2021	$10.33	$0.18	$0.50	$0.68	$(0.18)	$—	$—
10/31/2020	$10.59	$0.20	$(0.26)	$(0.06)	$(0.20)	$—	$—

Municipal Impact Fund
Institutional Class
10/31/2024	$15.35	$0.43	$0.84	$1.27	$(0.43)	$—	$—
10/31/2023	$15.50	$0.33	$(0.15)	$0.18	$(0.33)	$—	$—
10/31/2022	$17.72	$0.28	$(2.19)	$(1.91)	$(0.27)	$(0.04)	$—
10/31/2021	$17.81	$0.29	$(0.01)	$0.28	$(0.30)	$(0.07)	$—
10/31/2020	$17.66	$0.34	$0.23	$0.57	$(0.34)	$(0.08)	$—
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.54)	$7.67	15.81%	$122.6	0.61%	0.61%	7.13%	102%
$(0.50)	$7.11	4.31%[d]	$116.4	0.62%	0.62%	6.86%	72%
$(0.43)	$7.30	(11.35)%	$132.1	0.60%	0.60%[g]	5.17%	72%
$(0.43)	$8.70	9.48%[d]	$385.3	0.59%	0.59%[g]	4.88%	98%
$(0.44)	$8.35	3.12%	$303.2	0.59%	0.59%	5.26%	115%

$(0.58)	$7.66	16.44%	$21.8	0.56%	0.08%	7.67%	102%
$(0.54)	$7.10	4.86%[d]	$16.6	0.56%	0.08%	7.41%	72%
$(0.39)	$7.29	(10.98)%[j]	$14.6	0.58%[k]	0.10%[g,k]	6.07%[k]	72%[j,l]

$(0.36)	$9.47	15.90%[d]	$63.3	1.04%	0.50%	3.84%	116%
$(0.34)	$8.49	0.84%	$62.6	0.97%	0.50%	3.67%	59%
$(0.29)	$8.74	(16.80)%	$84.3	0.83%	0.52%[f]	2.81%	79%
$(0.30)	$10.82	7.83%	$145.1	0.77%	0.50%	2.76%	59%
$(0.31)	$10.32	0.46%	$117.9	0.81%	0.51%	3.05%	112%

$(0.32)	$9.46	15.36%[d]	$0.8	1.70%	0.87%	3.47%	116%
$(0.31)	$8.49	0.47%	$0.9	1.32%	0.87%	3.31%	59%
$(0.25)	$8.74	(17.03)%	$1.0	1.46%	0.90%[f]	2.48%	79%
$(0.26)	$10.81	7.44%	$1.1	1.19%	0.87%	2.40%	59%
$(0.28)	$10.31	0.09%	$0.9	1.24%	0.88%	2.68%	112%

$(0.25)	$9.48	14.61%[d]	$0.1	3.65%	1.62%	2.72%	116%
$(0.24)	$8.50	(0.28)%	$0.1	2.00%	1.62%	2.53%	59%
$(0.18)	$8.75	(17.72)%	$0.1	3.78%	1.64%[f]	1.70%	79%
$(0.18)	$10.83	6.63%	$0.2	2.00%	1.62%	1.64%	59%
$(0.20)	$10.33	(0.57)%	$0.3	1.94%	1.63%	1.94%	112%

$(0.43)	$16.19	8.27%	$74.2	0.86%	0.43%	2.62%	69%
$(0.33)	$15.35	1.11%	$69.1	0.85%	0.43%	2.06%	27%
$(0.31)	$15.50	(10.88)%	$76.7	0.81%	0.43%	1.65%	20%
$(0.37)	$17.72	1.59%	$83.8	0.84%	0.43%	1.65%	20%
$(0.42)	$17.81	3.29%	$62.7	0.93%	0.43%	1.92%	42%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal Impact Fund (cont’d)
Class A
10/31/2024	$15.36	$0.37	$0.83	$1.20	$(0.37)	$—	$—
10/31/2023	$15.50	$0.27	$(0.14)	$0.13	$(0.27)	$—	$—
10/31/2022	$17.73	$0.21	$(2.19)	$(1.98)	$(0.21)	$(0.04)	$—
10/31/2021	$17.82	$0.23	$(0.02)	$0.21	$(0.23)	$(0.07)	$—
10/31/2020	$17.67	$0.28	$0.23	$0.51	$(0.28)	$(0.08)	$—

Class C
10/31/2024	$15.36	$0.24	$0.83	$1.07	$(0.24)	$—	$—
10/31/2023	$15.50	$0.15	$(0.14)	$0.01	$(0.15)	$—	$—
10/31/2022	$17.73	$0.10	$(2.20)	$(2.10)	$(0.09)	$(0.04)	$—
10/31/2021	$17.82	$0.10	$(0.02)	$0.08	$(0.10)	$(0.07)	$—
10/31/2020	$17.67	$0.14	$0.23	$0.37	$(0.14)	$(0.08)	$—

Municipal Intermediate Bond Fund
Investor Class
10/31/2024	$10.39	$0.29	$0.56	$0.85	$(0.28)	$—	$(0.01)
10/31/2023	$10.41	$0.26	$(0.02)	$0.24	$(0.26)	$—	$—
10/31/2022	$12.09	$0.21	$(1.60)	$(1.39)	$(0.19)	$(0.07)	$(0.03)
10/31/2021	$12.01	$0.21	$0.13	$0.34	$(0.20)	$(0.06)	$—
10/31/2020	$12.04	$0.24	$—	$0.24	$(0.24)	$(0.03)	$—

Institutional Class
10/31/2024	$10.38	$0.31	$0.56	$0.87	$(0.30)	$—	$(0.01)
10/31/2023	$10.40	$0.27	$(0.01)	$0.26	$(0.28)	$—	$—
10/31/2022	$12.08	$0.22	$(1.59)	$(1.37)	$(0.21)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.23	$0.13	$0.36	$(0.22)	$(0.06)	$—
10/31/2020	$12.03	$0.26	$—	$0.26	$(0.26)	$(0.03)	$—

Class A
10/31/2024	$10.37	$0.27	$0.56	$0.83	$(0.26)	$—	$(0.01)
10/31/2023	$10.39	$0.24	$(0.02)	$0.22	$(0.24)	$—	$—
10/31/2022	$12.07	$0.18	$(1.59)	$(1.41)	$(0.17)	$(0.07)	$(0.03)
10/31/2021	$11.99	$0.18	$0.14	$0.32	$(0.18)	$(0.06)	$—
10/31/2020	$12.02	$0.21	$—	$0.21	$(0.21)	$(0.03)	$—
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.37)	$16.19	7.80%	$0.1	2.68%	0.80%	2.25%	69%
$(0.27)	$15.36	0.81%	$0.1	1.07%	0.80%	1.69%	27%
$(0.25)	$15.50	(11.26)%	$0.1	3.06%	0.80%	1.28%	20%
$(0.30)	$17.73	1.22%	$0.1	1.43%	0.80%	1.29%	20%
$(0.36)	$17.82	2.90%	$0.1	1.12%	0.80%	1.55%	42%

$(0.24)	$16.19	7.00%	$0.0	5.62%	1.55%	1.50%	69%
$(0.15)	$15.36	0.05%	$0.0	1.86%	1.55%	0.92%	27%
$(0.13)	$15.50	(11.92)%	$0.1	6.71%	1.55%	0.62%	20%
$(0.17)	$17.73	0.46%	$—	2.22%	1.55%	0.55%	20%
$(0.22)	$17.82	2.14%	$0.0	2.01%	1.55%	0.77%	42%

$(0.29)	$10.95	8.25%[d]	$8.7	0.70%	0.45%	2.65%	89%
$(0.26)	$10.39	2.29%	$8.3	0.66%	0.45%	2.39%	58%
$(0.29)	$10.41	(11.66)%	$9.1	0.67%	0.45%	1.83%	49%
$(0.26)	$12.09	2.86%	$12.1	0.60%	0.45%	1.71%	43%
$(0.27)	$12.01	2.02%	$12.5	0.66%	0.45%	2.00%	93%

$(0.31)	$10.94	8.42%[d]	$177.8	0.49%	0.30%	2.80%	89%
$(0.28)	$10.38	2.44%	$164.0	0.48%	0.30%	2.55%	58%
$(0.31)	$10.40	(11.54)%	$155.2	0.46%	0.30%	1.98%	49%
$(0.28)	$12.08	3.02%	$224.4	0.44%	0.30%	1.86%	43%
$(0.29)	$12.00	2.17%	$207.2	0.47%	0.30%	2.13%	93%

$(0.27)	$10.93	8.02%[d]	$3.4	0.90%	0.67%	2.43%	89%
$(0.24)	$10.37	2.06%	$3.4	0.84%	0.67%	2.19%	58%
$(0.27)	$10.39	(11.88)%	$2.2	0.96%	0.67%	1.63%	49%
$(0.24)	$12.07	2.64%	$2.0	0.82%	0.67%	1.50%	43%
$(0.24)	$11.99	1.80%	$2.6	0.84%	0.67%	1.77%	93%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal Intermediate Bond Fund (cont’d)
Class C
10/31/2024	$10.38	$0.19	$0.56	$0.75	$(0.18)	$—	$(0.01)
10/31/2023	$10.40	$0.15	$(0.01)	$0.14	$(0.16)	$—	$—
10/31/2022	$12.08	$0.10	$(1.60)	$(1.50)	$(0.08)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.09	$0.13	$0.22	$(0.08)	$(0.06)	$—
10/31/2020	$12.02	$0.12	$0.01	$0.13	$(0.12)	$(0.03)	$—

Strategic Income Fund
Trust Class
10/31/2024	$9.12	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.22	$0.48	$(0.08)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.41	$0.34	$(1.86)	$(1.52)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.33	$0.56	$0.89	$(0.44)	$—	$—
10/31/2020	$10.99	$0.35	$0.01	$0.36	$(0.39)	$—	$—

Institutional Class
10/31/2024	$9.12	$0.48	$0.84	$1.32	$(0.52)	$—	$—
10/31/2023	$9.22	$0.51	$(0.08)	$0.43	$(0.50)	$—	$(0.03)
10/31/2022	$11.42	$0.37	$(1.86)	$(1.49)	$(0.33)	$(0.21)	$(0.17)
10/31/2021	$10.97	$0.37	$0.56	$0.93	$(0.48)	$—	$—
10/31/2020	$10.99	$0.39	$0.02	$0.41	$(0.43)	$—	$—

Class A
10/31/2024	$9.13	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.23	$0.47	$(0.07)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.43	$0.33	$(1.86)	$(1.53)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.98	$0.32	$0.57	$0.89	$(0.44)	$—	$—
10/31/2020	$11.00	$0.34	$0.03	$0.37	$(0.39)	$—	$—

Class C
10/31/2024	$9.12	$0.37	$0.84	$1.21	$(0.41)	$—	$—
10/31/2023	$9.22	$0.40	$(0.07)	$0.33	$(0.40)	$—	$(0.03)
10/31/2022	$11.42	$0.26	$(1.87)	$(1.61)	$(0.21)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.24	$0.58	$0.82	$(0.36)	$—	$—
10/31/2020	$10.99	$0.27	$0.01	$0.28	$(0.31)	$—	$—

Class R6
10/31/2024	$9.11	$0.49	$0.84	$1.33	$(0.53)	$—	$—
10/31/2023	$9.21	$0.52	$(0.08)	$0.44	$(0.51)	$—	$(0.03)
10/31/2022	$11.41	$0.39	$(1.87)	$(1.48)	$(0.34)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.38	$0.56	$0.94	$(0.49)	$—	$—
10/31/2020	$10.98	$0.40	$0.02	$0.42	$(0.44)	$—	$—
See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.19)	$10.94	7.22%[d]	$1.2	1.80%	1.42%	1.70%	89%
$(0.16)	$10.38	1.30%	$0.3	1.48%	1.42%	1.42%	58%
$(0.18)	$10.40	(12.53)%	$0.4	1.79%	1.42%	0.83%	49%
$(0.14)	$12.08	1.87%	$1.6	1.58%	1.42%	0.74%	43%
$(0.15)	$12.00	1.12%	$2.0	1.59%	1.42%	1.02%	93%

$(0.48)	$9.92	14.28%[d]	$9.5	1.02%	0.94%	4.57%	71%[e]
$(0.50)	$9.12	4.22%[d]	$6.4	1.00%	0.94%	4.99%	101%[e]
$(0.67)	$9.22	(13.82)%[d]	$7.1	1.00%	0.94%[g]	3.27%	162%[e]
$(0.44)	$11.41	8.19%[d]	$9.6	0.99%	0.95%[g]	2.88%	114%[e]
$(0.39)	$10.96	3.41%[d]	$9.6	1.02%	0.94%	3.24%	107%[e]

$(0.52)	$9.92	14.68%[d]	$4,500.8	0.59%	0.59%[h]	4.93%	71%[e]
$(0.53)	$9.12	4.58%[d]	$2,740.7	0.60%	0.59%	5.33%	101%[e]
$(0.71)	$9.22	(13.59)%[d]	$1,954.9	0.60%	0.59%[g]	3.63%	162%[e]
$(0.48)	$11.42	8.56%[d]	$2,560.0	0.60%	0.60%[g]	3.22%	114%[e]
$(0.43)	$10.97	3.87%[d]	$2,227.5	0.61%	0.59%	3.59%	107%[e]

$(0.48)	$9.93	14.24%[d]	$170.5	0.97%	0.97%	4.55%	71%[e]
$(0.50)	$9.13	4.19%[d]	$121.6	0.98%	0.98%	4.96%	101%[e]
$(0.67)	$9.23	(13.92)%[d]	$103.1	0.99%	0.99%[g,h]	3.23%	162%[e]
$(0.44)	$11.43	8.13%[d]	$133.3	1.00%	1.00%[g,h]	2.82%	114%[e]
$(0.39)	$10.98	3.46%[d]	$125.9	0.99%	0.99%[h]	3.19%	107%[e]

$(0.41)	$9.92	13.43%[d]	$59.6	1.71%	1.69%	3.83%	71%[e]
$(0.43)	$9.12	3.44%[d]	$40.5	1.72%	1.69%	4.24%	101%[e]
$(0.59)	$9.22	(14.54)%[d]	$42.7	1.73%	1.69%[g]	2.47%	162%[e]
$(0.36)	$11.42	7.47%[d]	$67.3	1.73%	1.70%[g]	2.13%	114%[e]
$(0.31)	$10.96	2.64%[d]	$73.4	1.73%	1.69%	2.49%	107%[e]

$(0.53)	$9.91	14.80%[d]	$605.5	0.49%	0.49%[h]	5.03%	71%[e]
$(0.54)	$9.11	4.68%[d]	$421.4	0.50%	0.49%	5.44%	101%[e]
$(0.72)	$9.21	(13.52)%[d]	$397.0	0.50%	0.49%[g]	3.76%	162%[e]
$(0.49)	$11.41	8.67%[d]	$439.3	0.50%	0.50%[g]	3.32%	114%[e]
$(0.44)	$10.96	3.97%[d]	$332.2	0.51%	0.49%	3.68%	107%[e]

Notes to Financial Highlights Income Funds

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
d
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the year ended October 31, 2024. The class action proceeds received in 2023, 2022,
2021 and 2020 had no impact on the Funds’ total returns for the years ended October 31, 2023, 2022,
2021 and 2020, respectively.

e	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been:

	Year Ended October 31,
	2024	2023	2022	2021	2020
Core Bond	—	185%	226%	243%	186%
Strategic Income	206%	298%	308%	308%	344%

f
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Emerging Markets Debt (2020), Floating Rate Income (2024 & 2022) and Municipal High
Income (2022) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had Emerging Markets Debt, Floating Rate Income and Municipal High
Income not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended October 31,
	2024	2022	2020
Emerging Markets Debt Institutional Class	—	—	0.79%
Emerging Markets Debt Class A	—	—	1.16%
Emerging Markets Debt Class C	—	—	1.91%
Floating Rate Income Institutional Class	0.60%	0.60%	—
Floating Rate Income Class A	0.97%	0.97%	—
Floating Rate Income Class C	1.72%	1.72%	—
Municipal High Income Institutional Class	—	0.52%	—
Municipal High Income Class A	—	0.90%	—
Municipal High Income Class C	—	1.64%	—

g
Includes interest expense on reverse repurchase agreements of 0.00% for each respective class for the year ended October 31, 2022 for High Income and for the year ended October 31, 2021 for High Income and
Strategic Income.

Notes to Financial Highlights Income Funds   (cont’d)
h
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended October 31,
	2024	2022	2021	2020
High Income Class A	—	1.10%	—	1.04%
Strategic Income Institutional Class	0.59%	—	—	—
Strategic Income Class A	—	0.99%	0.98%	0.99%
Strategic Income Class R6	0.49%	—	—	—

i	The date investment operations commenced.
j	Not annualized.
k	Annualized.
l	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2022, for High Income.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Strategic Income Fund and the Board of Trustees of Neuberger Berman Income Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund , and Neuberger Berman Strategic Income Fund (collectively referred to as the "Funds") (eight of the series constituting Neuberger Berman Income Funds (the "Trust")), including the schedules of investments, as of October 31, 2024 and the related statements of operations, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (eight of the series constituting Neuberger Berman Income Funds) at October 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles. The accompanying financial highlights of the Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman Municipal High Income Fund, and Neuberger Berman Municipal Impact Fund for each of the periods in the two years ended October 31, 2021 were audited by another independent registered public accounting firm whose report, dated December 21, 2021, expressed an unqualified opinion on the financial statements containing those financial highlights.
Individual fund constituting Neuberger Berman Income Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman Emerging Markets Debt Fund Neuberger Berman High Income Bond Fund Neuberger Berman Municipal Intermediate Bond Fund Neuberger Berman Strategic Income Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the five years in the period ended October 31, 2024
Neuberger Berman Core Bond Fund Neuberger Berman Floating Rate Income Fund Neuberger Berman Municipal High Income Fund Neuberger Berman Municipal Impact Fund	For the year ended October 31, 2024	For each of the two years in the period ended October 31, 2024	For each of the two years in the period ended October 31, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from other brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
December 26, 2024

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Sub-Adviser
Neuberger Berman Europe Limited
The Zig Zag Building
70 Victoria Street
London, United Kingdom
SW1E 6SQ
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust & Institutional Class Shareholders address correspondence to:
Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Board Consideration of the Management Agreements
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Income Funds (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreements with Management (the "Management Agreements") with respect to each series (each a "Fund") and the sub-advisory agreements between Management and Neuberger Berman Europe Limited ("NBEL") (the "Sub-Advisory Agreements" and collectively with the Management Agreement, the "Agreements") with respect to Neuberger Berman Emerging Markets Debt Fund. Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreements for each Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with each Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with each Fund.
In evaluating the Agreements with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management and NBEL in response to questions submitted by the Independent Fund Trustees and Independent Counsel, and by Management (for NBEL), which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Funds. The annual contract review extends over at least two regular meetings of the Board to allow Management and NBEL additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management and NBEL.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each Fund’s investment management and sub-advisory agreements separately from those of the other Funds.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management and NBEL who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s and NBEL’s policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Funds’ investments and those of other funds or accounts managed by Management or NBEL.
The Board recognized the extensive range of services that Management provides to the Funds beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Funds, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Funds, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management and NBEL, as no significant compliance problems were reported to the Board with respect to either firm. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Funds. The Board also considered the ability of Management and NBEL to attract and retain qualified personnel to service the Funds and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared each Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered each Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems.
With respect to investment performance, the Board considered information regarding each Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). For those Funds that the Board identified as having underperformed their benchmark indices and/or Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with Management each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board also considered Management’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements notwithstanding a Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of each Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in each Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Funds. Accordingly, the Board also considered each Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared each Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of that Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared each Fund’s total expenses to the total expenses of that Fund’s Expense Group. Where a Fund’s management fee or total expenses were relatively higher than the Expense Group, the Board considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s management fee or total expenses. The Board also noted that for some classes of certain Funds, the overall expense ratio is maintained through a contractual or voluntary fee cap and/or expense reimbursements by Management. The Board also considered the extent to which Management currently waives management fees and/or reimburses any Fund for other Fund-level expenses at different rates for different share classes and the process for monitoring the use of such waivers to guard against any such waiver resulting in any cross-subsidization by one share class of another share class.
In concluding that the benefits accruing to Management and its affiliates, including NBEL, by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated profit or loss on each Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit or loss on each Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.) The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profit or loss aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to each Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on each Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of any of the Funds. In the cases where such funds or separate accounts exist, the Board compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, except other Neuberger Berman registered funds, were lower than the fee rates paid by the corresponding Funds, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation, sponsorship, and maintenance of the Funds.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered whether each Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in each Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce many Funds’ expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Fund’s assets decline.
The Trustees took into account that certain Funds do not have breakpoints in their fees. As to those Funds whose advisory fees do not have breakpoints, the Board discussed with Management the reasons why the Fund’s particular investment program was less likely than others to produce economies of scale. In addition, for Funds that do not have breakpoints, the Board considered that setting competitive fee rates and pricing a Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders. The Board also considered that Management has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.
Fund-by-Fund Analysis
With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe and Information ratios provided by the consulting firm. With respect to performance quintile rankings for a Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for a Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. Where a Fund has more than one class of shares outstanding, information for Institutional Class has been provided as identified below. The Board reviewed the expense structures of all the other classes of shares of the Funds, some of which have higher fees and expenses that reflect their separate distribution and servicing arrangements and the differing needs of different investors. As a proxy for the class expense structure, the Board reviewed the expenses of each class for at least one Fund in the Trust in comparison to Expense Groups for those classes. The Board noted the effect of higher expenses on the performance of the other classes of shares.
• Neuberger Berman Core Bond Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 5- and 10-year periods and lower for the 3-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1- and 3-year periods, the first quintile for the 5-year period, and the second quintile for the 10-year period. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
•  Neuberger Berman Emerging Markets Debt Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3- and 5-year periods and lower for the 10-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-, 3- and 10-year periods and the third quintile for the 5-year period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark. In addition, the Board met with the portfolio management team in December 2023. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile and actual management fee net of fees waived by Management and total expenses each ranked in the second quintile.
• Neuberger Berman Floating Rate Income Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1- and 3- year periods and the first quintile for the 5- and 10-year periods. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for those same periods. In addition, the Board met with the portfolio management team in September 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
• Neuberger Berman High Income Bond Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1-, 5- and 10-year periods and the fourth quintile for the 3-year period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the second quintile of both its Morningstar and Lipper peer categories. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the fourth quintile and actual management fees ranked in the fifth quintile.
• Neuberger Berman Municipal High Income Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-, 3- and 5-year periods. The Fund was launched in 2015 and therefore does not have 10-year performance. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. In addition, the Board met with the portfolio management team in March 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile and actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
• Neuberger Berman Municipal Impact Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-, 3- and 5-year periods and the fourth quintile for the 10-year period. The Board noted that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark. In addition, the Board met with the portfolio management team in March 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile, actual management fee net of fees waived by Management ranked in the first quintile and total expenses ranked in the second quintile.
• Neuberger Berman Municipal Intermediate Bond Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-, 3-, 5- and 10-year periods. The Board noted that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark. In addition, the Board met with the portfolio management team in March 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
• Neuberger Berman Strategic Income Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-year period, the third quintile for the 3-year period, and the second quintile for the 5- and 10-year periods. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee net of fees waived by Management each ranked in the second quintile and total expenses ranked in the first quintile.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to each Fund and that approval of the continuation of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management and NBEL, with respect to Neuberger Berman Emerging Markets Debt Fund, could be expected to continue to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of a Fund that underperformed relative to its Performance Universe, that the Board retained confidence in Management’s and NBEL’s, with respect to Neuberger Berman Emerging Markets Debt Fund, capabilities to manage each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.

Notice to Shareholders
For the fiscal year ended October 31, 2024, the percentages representing the portion of distributions from net investment income that is exempt from federal tax, other than the alternative minimum tax, are as follows:
Municipal High Income	98.79%
Municipal Impact	99.50%
Municipal Intermediate Bond	99.97%
In January 2025, you will receive information to be used in filing your 2024 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar year 2024. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

H0648  12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.
Item 16.  Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.

Item 19.  Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund's Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: January 6, 2025
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: January 6, 2025
By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer
Date: January 6, 2025